            As filed with the Securities and Exchange
                 Commission on January 29, 1999

                                                 File No. 2-11023
                                                          811-126

               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549
               __________________________________

                            FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                 Pre-Effective Amendment No.

                 Post-Effective Amendment No. 93               X

                             and/or

      REGISTRATION UNDER THE INVESTMENT COMPANY ACT OF 1940

                       Amendment No. 32                         X
                ________________________________
              ALLIANCE GROWTH AND INCOME FUND, INC.
       (Exact name of Registrant as Specified in Charter)

                Alliance Capital Management L.P.
     1345 Avenue of the Americas, New York, New York, 10105
       (Address of Principal Executive Office)  (Zip Code)

Registrant's Telephone Number, Including Area Code:(800) 221-5672
                ________________________________

                   EDMUND P. BERGAN, JR., ESQ.
                   1345 Avenue of the Americas
                    New York, New York, 10105
             (Name and address of agent for service)

                  Copies of communications to:
                       Thomas G. MacDonald
                         Seward & Kissel
                     One Battery Park Plaza
                    New York, New York 10004


It is proposed that this filing will become effective (check appropriate box)
         immediately upon filing pursuant to paragraph (b)
      X  on February 1, 1999 pursuant to paragraph (b)
         60 days after filing pursuant to paragraph (a)(1) on (date) pursuant to paragraph (a)(1)
         75 days after filing pursuant to paragraph (a)(2) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

    _____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Alliance
Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Prospectus and Application

February 1, 1999

Domestic Stock Funds

      o     Alliance Premier Growth Fund
      o     Alliance Growth Fund
      o     Alliance Technology Fund
      o     Alliance Quasar Fund
      o     The Alliance Fund

Total Return Funds

      o     Alliance Growth & Income Fund
      o     Alliance Balanced Shares
      o     Alliance Utility Income Fund
      o     Alliance Real Estate Investment Fund

Global Stock Funds

      o     Alliance New Europe Fund
      o     Alliance Worldwide Privatization Fund
      o     Alliance International Premier Growth Fund
      o     Alliance Global Small Cap Fund
      o     Alliance Global Environment Fund
      o     Alliance International Fund
      o     Alliance Greater China '97 Fund
      o     Alliance All-Asia Investment Fund
      o     Alliance Global Environment Fund


                                                      Alliance Capital [LOGO(R)]

                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                            Page
RISK/RETURN SUMMARY .......................................................    3
Domestic Stock Funds ......................................................    4
Total Return Funds ........................................................    9
Global Stock Funds ........................................................   13
Summary of Principal Risks ................................................   21
Principal Risks by Fund ....................................        .......   22
FEES AND EXPENSES OF THE FUNDS ............................................   23
GLOSSARY ..................................................................   26
DESCRIPTION OF THE FUNDS ..................................................   27
Investment Objectives and Policies ........................................   27
Description of Investment Practices .......................................   39
Additional Risk Considerations ............................................   46
MANAGEMENT OF THE FUNDS ...................................................   50
PURCHASE AND SALE OF SHARES ...............................................   53
How The Funds Value Their Shares ..........................................   53
How To Buy Shares .........................................................   53
How to Exchange Shares ....................................................   53
How To Sell Shares ........................................................   53
DIVIDENDS, DISTRIBUTIONS AND TAXES ........................................   54
DISTRIBUTION ARRANGEMENTS .................................................   55
GENERAL INFORMATION .......................................................   56
FINANCIAL HIGHLIGHTS ......................................................   57
APPENDIX A--ADDITIONAL INFORMATION ABOUT THE UNITED KINGDOM, JAPAN,
AND GREATER CHINA COUNTRIES ...............................................   67

--------------------------------------------------------------------------------


The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


RISK/RETURN SUMMARY


The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.



The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these

   and other     risks is on page 21.

More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds may at times use certain types of investment derivatives such as options, futures, forwards and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.



The Risk/Return Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:



      o how the Fund's average annual returns for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad based securities market index; and

      o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).


A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

Other important things for you to note:


      o     You may lose money by investing in the Funds.


      o An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.

ALLIANCE PREMIER GROWTH FUND
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.



Normally, the Fund invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities.



Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.



PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                         Since
                                     1 Year           5 Years        Inception*
--------------------------------------------------------------------------------
Class A                              42.97%           26.65%           24.38%
--------------------------------------------------------------------------------
Class B                              44.33%           26.95%           24.48%
--------------------------------------------------------------------------------
Class C                              47.31%           26.97%           26.35%
--------------------------------------------------------------------------------
S&P 500 Index                        28.60%           24.05%           21.60%**
--------------------------------------------------------------------------------
  Since inception of Class C***                                        22.41%



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

* Inception Dates: 9/28/92 for Class A and Class B shares. 5/3/93 for Class C shares.

**    Index return from 9/30/92.




***   Index return from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart in the printed material.]

   89     90     91     92     93      94       95      96      97      98
  --------------------------------------------------------------------------
  n/a    n/a    n/a    n/a    9.98    -5.80    46.87   24.14   32.67   49.31
                                                        Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:



Best Quarter was up 31.05%, 4th quarter, 1998; and Worst Quarter was down -12.10%, 3rd quarter, 1998.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds and generally up to 15% of its total assets in foreign securities.



Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile then investments in large-cap companies. To the extent the Fund invests in lower-rated fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                       10 Years
                                                                      (or Since
                                        1 Year        5 Years        Inception)
--------------------------------------------------------------------------------
Class A                                 22.71%         19.72%         23.34%*
--------------------------------------------------------------------------------
Class B                                 23.23%         19.93%         20.91%
--------------------------------------------------------------------------------
Class C                                 26.25%         19.92%         20.22%*
--------------------------------------------------------------------------------
S&P 500 Index                           28.60%         24.05%         19.19%**
--------------------------------------------------------------------------------
  Since inception of Class A***                                       21.37%
  Since inception of Class C***                                       22.74%
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 9/4/90 for Class A shares. 8/2/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------


The annual returns in the bar chart are for the Fund's Class B shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.


                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91      92      93      94      95      96      97      98
 -----------------------------------------------------------------------------
 27.94   -7.96   62.39   9.81    28.21   -1.84   28.65   22.32   26.22   27.23
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:



Best Quarter was up 29.47%, 1st quarter, 1991; and Worst Quarter was down -20.45%, 3rd quarter, 1990.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 10% of its total assets in foreign securities.



Among the principal risks of investing in the Fund is market risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has credit risk, currency risk and foreign risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        10 Years
                                                                       (or Since
                                         1 Year        5 Years        Inception)
--------------------------------------------------------------------------------
Class A                                  56.22%         29.58%         23.32%
--------------------------------------------------------------------------------
Class B                                  57.98%         29.81%         30.87%*
--------------------------------------------------------------------------------
Class C                                  60.94%         29.81%         30.87%*
--------------------------------------------------------------------------------
S&P 500 Index                            28.60%         24.05%         19.19%**
--------------------------------------------------------------------------------
  Since inception of Classes B and C***                                22.41%
-------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 5/3/93 for Class B shares and Class C shares.

**    Index return from 12/31/88.

***   Index return from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91      92      93      94       95      96      97      98
 -----------------------------------------------------------------------------
  6.00   -3.08   54.24   15.50   21.63   28.51   45.80   19.41    4.54   63.14
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 39.86%, 4th quarter, 1998; and Worst Quarter was down -33.21%, 3rd quarter, 1990.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund generally invests in a widely diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small-cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.



Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, currency risk and foreign risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        10 Years
                                                                       (or Since
                                       1 Year            5 Years      Inception)
--------------------------------------------------------------------------------
Class A                                -8.64%            14.23%        11.84%
--------------------------------------------------------------------------------
Class B                                -8.90%            14.35%        13.66%*
--------------------------------------------------------------------------------
Class C                                -6.19%            14.36%        15.96%*
--------------------------------------------------------------------------------
Russell 2000
Index                                  -2.55%            11.87%        12.92%**
  Since inception of Class B***                                        17.50%
  Since inception of Class C***                                        12.88%
-------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 9/17/90 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92     93      94       95      96      97      98
 -----------------------------------------------------------------------------
 28.20  -23.44   34.27    2.81   16.16   -7.27   47.64   32.62   17.24   -4.56
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 23.10%, 1st quarter, 1991; and Worst Quarter was down -28.46%, 3rd quarter, 1998.

The Alliance Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. The Fund may invest in a broad range of companies, from large to small, but tends to emphasize attractive opportunities in mid-cap companies. While the Fund's diversified and high-quality investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.



Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have currency risk and foreign risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        10 Years
                                                                       (or Since
                                         1 Year        5 Years        Inception)
--------------------------------------------------------------------------------
Class A                                  -6.90%        14.39%           15.02%
--------------------------------------------------------------------------------
Class B                                  -7.00%        14.43%           14.38%*
--------------------------------------------------------------------------------
Class C                                  -4.62%        14.35%           15.19%*
--------------------------------------------------------------------------------
S&P Midcap
400 Index                                18.25%        18.67%           19.21%**
  Since inception of Class B                                            18.24%
  Since inception of Class C                                            18.26%
-------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 3/4/91 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92     93      94       95      96      97      98
 -----------------------------------------------------------------------------
 23.42  -4.36    33.91   14.70   14.26   -2.51   34.84   17.54   36.01   -2.72
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 23.72%, 4th quarter, 1998; and Worst Quarter was down -24.32%, 3rd quarter, 1998.

TOTAL RETURN FUNDS

The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.

Alliance Growth & Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.



Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have currency risk and foreign risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        10 Years
                                                                       (or Since
                                         1 Year        5 Years        Inception)
--------------------------------------------------------------------------------
Class A                                  16.14%         19.62%         16.03%
--------------------------------------------------------------------------------
Class B                                  16.24%         19.73%         15.76%*
--------------------------------------------------------------------------------
Class C                                  19.59%         19.79%         18.76%*
--------------------------------------------------------------------------------
S&P 500 Index                            28.60%         24.05%         19.19%**
-------------------------------------------------------------------------------
  Since inception of Class B***                                        19.58%
  Since inception of Class C***                                        22.41%

-------------------------------------------------------------------------------


The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 2/8/91 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97      98
 -----------------------------------------------------------------------------
 25.56  -1.69    27.08    4.52    9.96   -4.20   37.86   24.13   28.86   21.23
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 23.25%, 4th quarter, 1998; and Worst Quarter was down -13.82%, 3rd quarter, 1998.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is high return through a combination of current income and capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but at least 25% of the Fund's total assets will be invested in fixed-income senior securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.



Among the principal risks of investing in the Fund are market risk, interest rate risk, allocation risk and credit risk. To the extent the Fund invests in foreign securities, your investment has currency risk and foreign risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        10 Years
                                                                       (or Since
                                         1 Year        5 Years        Inception)
--------------------------------------------------------------------------------
Class A                                  10.84%         12.95%         11.25%
--------------------------------------------------------------------------------
Class B                                  10.78%         13.04%         11.87%*
--------------------------------------------------------------------------------
Class C                                  13.89%         13.08%         12.75%*
--------------------------------------------------------------------------------
S&P 500 Index                            28.60%         24.05%         19.19%**
--------------------------------------------------------------------------------
  Since inception of Class B***                                        19.58%
  Since inception of Class C***                                        22.41%
-------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 2/4/91 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97      98
 -----------------------------------------------------------------------------
 14.12  -2.20    20.47    6.81    9.93   -5.79   26.64    9.36   27.13   15.75
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 13.45%, 4th quarter, 1998; and Worst Quarter was down -8.21%, 3rd quarter, 1990.

Alliance Utility Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in income-producing equity securities. The Fund invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Fund may invest in both U.S. and foreign utility companies, although the Fund will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Fund may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.



Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. Because the Fund invests a substantial portion of its assets in companies in a specific industry, there is the risk that factors affecting utility companies will have a significant effect of the value of the Fund's investments. To the extent the Fund invests in lower-rated securities, your investment is subject to more credit risk than a fund that invests in higher-rated securities.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                          Since
                                         1 Year        5 Years        Inception*
--------------------------------------------------------------------------------
Class A                                  19.09%         13.02%         13.44%
--------------------------------------------------------------------------------
Class B                                  19.46%         13.23%         13.56%
--------------------------------------------------------------------------------
Class C                                  22.42%         13.25%         13.65%
--------------------------------------------------------------------------------
NYSE Utilities
Index                                    33.04%         14.17%         12.58%**
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

* Inception Dates: 10/18/93 for Class A shares and Class B shares. 10/27/93 for Class C shares.

**    Index return from 10/31/93.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97      98
 -----------------------------------------------------------------------------
 n/a     n/a      n/a     n/a     n/a   -10.94   22.93    8.28   30.65   24.38
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 15.65%, 4th quarter, 1997; and Worst Quarter was down -7.50%, 1st quarter, 1994.

Alliance Real Estate Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies. The Fund invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund may invest up to 35% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.


Among the principal risks of investing in the Fund are market risk, interest rate risk, and credit risk.



Because the Fund invests a substantial portion of its assets in the real estate market, it has many of the same risks as direct ownership of real estate including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. The Fund's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be prepaid when interest rates decline and the Fund will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                     Since
                                                   5 Years        Inception*
--------------------------------------------------------------------------------
Class A                                            -23.59%           5.43%
--------------------------------------------------------------------------------
Class B                                            -23.85%           5.91%
--------------------------------------------------------------------------------
Class C                                            -21.52%           6.77%
--------------------------------------------------------------------------------
S&P 500 Index                                       28.60%          31.43%**
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.


*     Inception Dates: 10/1/96 for Class A, Class B and Class C shares.


**    Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97     98
 -----------------------------------------------------------------------------
 n/a     n/a      n/a     n/a     n/a     n/a     n/a     n/a     22.98 -20.22
                                                  Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 14.55%, 3rd quarter, 1997; and Worst Quarter was down -12.33%, 3rd quarter, 1998.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund invests primarily in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 35% of its total assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At December 31, 1998, the Fund had approximately 26% of its assets invested in securities of United Kingdom issuers.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S.
Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                          Since
                                         1 Year        5 Years        Inception*
--------------------------------------------------------------------------------
Class A                                  19.67%        15.92%           11.28%
--------------------------------------------------------------------------------
Class B                                  20.12%        16.10%           13.28%
--------------------------------------------------------------------------------
Class C                                  23.10%        16.11%           17.74%
--------------------------------------------------------------------------------
MSCI Europe
Index                                    28.91%        19.53%           15.40%**
-------------------------------------------------------------------------------
  Since inception of Class B***                                         16.58%
  Since inception of Class C***                                         20.81%
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

* Inception Dates: 4/2/90 for Class A shares. 3/5/91 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 4/30/90.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97     98
 -----------------------------------------------------------------------------
 n/a     n/a     3.30     -0.53   34.57   4.64    18.63   20.58   16.83  24.99
                                                          Calendar Year Ended

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 22.41%, 1st quarter, 1998; and Worst Quarter was down -19.73%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund invests primarily in equity securities of companies that are undergoing, or have undergone, privatization. The Fund also invests in securities of companies that will benefit from privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.



The Fund diversifies its investments among a number of countries and normally invests in issuers based in four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in companies that are undergoing or, have undergone, privatization could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                    Since
                                         1 Year                 Inception*
--------------------------------------------------------------------------------
Class A                                   4.25%                   9.61%
--------------------------------------------------------------------------------
Class B                                   4.55%                   9.88%
--------------------------------------------------------------------------------
Class C                                   7.22%                  13.11%
--------------------------------------------------------------------------------
MSCI EAFE Index                          20.33%                   8.53%**
-------------------------------------------------------------------------------
  Since inception of Class C***                                  11.52%
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.



* Inception Dates: 6/2/94 for Class A shares and Class B shares. 2/8/95 for Class C shares.

**    Index return from 6/30/94.
***   Index return from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97     98
 -----------------------------------------------------------------------------
 n/a     n/a      n/a     n/a     n/a     n/a     4.91    23.14   13.18   8.92
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 16.49%, 1st quarter, 1998; and Worst Quarter was down -17.44%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected non-U.S. companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:



The Fund invests primarily in equity securities of comparatively large, high-quality, non-U.S. companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 25% of its total assets in each of Canada, France, Germany, Italy, Japan, The Netherlands, Switzerland and the United Kingdom. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.



Normally, the Fund invests in about 60 companies, with the 30 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund invests in companies with market values in the range of the average weighted market capitalization of companies in the EAFE index (currently approximately $35 billion). Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.


There is no bar chart or performance table for the Fund because it has not completed a full calendar year of operations.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market (or less than approximately $1.5 billion). Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries, including the U.S.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        10 Years
                                                                       (or Since
                                         1 Year        5 Years        Inception)
--------------------------------------------------------------------------------
Class A                                 -0.85%          9.19%            7.59%
--------------------------------------------------------------------------------
Class B                                 -0.86%          9.37%            8.99%*
--------------------------------------------------------------------------------
Class C                                  1.86%          9.37%           10.97%*
--------------------------------------------------------------------------------
MSCI World
Index                                   24.80%         16.19%           11.21%**
-------------------------------------------------------------------------------
  Since inception of Class B***                                         15.35%
  Since inception of Class C***                                         15.54%
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 9/17/90 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96       97     98
 -----------------------------------------------------------------------------
 24.60  -24.89   25.29    -4.89   20.04   -4.55   27.18   19.37    8.08   3.56
                                                          Calendar Year Ended



You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 18.10%, 1st quarter, 1991; and Worst Quarter was down -26.77%, 3rd quarter, 1990.

Alliance International Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is total return from long-term growth of capital and income primarily through investment in a broad portfolio of marketable securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. The Fund diversifies its investments broadly among countries and normally invests in companies in at least three foreign countries, although it may invest a substantial portion of its assets in companies in one or more foreign countries.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                        10 Years
                                                                       (or Since
                                          1 Year         5 Years      Inception)
--------------------------------------------------------------------------------
Class A                                    5.00%          5.84%          5.81%
--------------------------------------------------------------------------------
Class B                                    4.90%          5.91%          5.47%*
--------------------------------------------------------------------------------
Class C                                    7.81%          5.88%          6.76%*
-------------------------------------------------------------------------------
MSCI World
Index (minus
the U.S.)                                 19.11%          9.52%          5.93%**
--------------------------------------------------------------------------------
  Since inception of Class B***                                         10.51%
  Since inception of Class C***                                          9.64%
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.

*     Inception Dates: 9/17/90 for Class B shares. 5/3/93 for Class C shares.

**    Index return from 12/31/88.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90       91       92      93      94      95      96      97     98
 -----------------------------------------------------------------------------
 29.62  -20.95    7.72    -5.86   27.51    5.68   10.10    7.20    1.41   9.64
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 15.69%, 4th quarter, 1998; and Worst Quarter was down -22.29%, 3rd quarter, 1990.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of December 31, 1998, the Fund had approximately 75% of its assets invested in securities of Hong Kong companies.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified" meaning that it invests its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risk.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                          Since
                                                     1 Years          Inception*
--------------------------------------------------------------------------------
Class A                                              -11.98%           -29.28%
--------------------------------------------------------------------------------
Class B                                              -12.36%           -29.07%
--------------------------------------------------------------------------------
Class C                                               -9.89%           -27.52%
--------------------------------------------------------------------------------
MSCI China Free Index                                -43.83%           -54.48%**
--------------------------------------------------------------------------------
MSCIHong Kong Index                                   -2.92%           -25.58%**
--------------------------------------------------------------------------------
MSCITaiwan Index                                     -20.64%           -30.14%**
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charge and conversion of Class B shares to Class A shares after the applicable period.


*     Inception Dates: 9/3/97 for Class A, Class B, and Class C shares.


**    Index returns from 9/30/97.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97     98
 -----------------------------------------------------------------------------
 n/a     n/a      n/a     n/a     n/a     n/a     n/a     n/a     n/a   -8.02
                                                  Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 27.48%, 4th quarter, 1998; and Worst Quarter was down -26.95%, 2nd quarter, 1998.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. At December 31, 1998, the Fund had approximately 60% of its total assets invested in securities of Japanese companies.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, The Fund's investments in debt securities have interest rate and credit risk.



The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                          Since
                                                   1 Year             Inception*
--------------------------------------------------------------------------------
Class A                                            -16.07%             -10.73%
--------------------------------------------------------------------------------
Class B                                            -16.63%             -10.41%
--------------------------------------------------------------------------------
Class C                                            -13.74%             -10.34%
--------------------------------------------------------------------------------
MSCI All Country
Asia Pacific
Index                                                2.03%              -8.48%**
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges and conversion of Class B shares to Class A shares after the applicable period.


*     Inception Dates: 11/28/94 for Class A, Class B, and Class C shares.


**    Index return from 11/30/94.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96      97     98
 -----------------------------------------------------------------------------
 n/a     n/a      n/a     n/a     n/a     n/a     10.21   4.58  -35.10  -12.34
 Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.67%, 4th quarter, 1998; and Worst Quarter was down -18.81%, 4th quarter, 1997.

Alliance Global Environment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of substantially all of its assets in equity securities of companies that are expected to benefit from advances or improvements in products, processes or services intended to foster the protection of the environment.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in environmental companies, which are companies whose principal business involves the sale of environmental protection systems or services. The Fund also invests in companies whose principal business lies outside the environmental sector but who anticipate environmental regulations or consumer preferences through the development of new products or services that would contribute to a cleaner and healthier environment. The Fund will invest substantially all of its assets in these two types of companies. The Fund invests in securities of companies in at least three, and normally considerably more, countries. At December 31, 1998, the Fund had approximately 82% invested in equity securities of U.S. companies.



Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in non-U.S. companies and in specific types of companies that provide environmental services, the Fund's returns will be more volatile and differ, sometimes substantially, from the overall U.S. market generally. The Fund's investments also have the risk that government regulations or other action could negatively affect the business of environmental companies.


The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                        5 Years
                                                      (or Since           Since
                                         1 Year      Inception)       Inception)
--------------------------------------------------------------------------------
Class A                                  -7.60%          11.03%          4.29%*
--------------------------------------------------------------------------------
Class B                                  -6.16%          -7.39%*          n/a
--------------------------------------------------------------------------------
Class C                                  -4.72%          -4.28%*          n/a
--------------------------------------------------------------------------------
S&P 500 Index                            28.60%          24.05%         18.61%**
-------------------------------------------------------------------------------
  Since inception of Class B***                                         30.86%
  Since inception of Class C***                                         28.13%
--------------------------------------------------------------------------------



The average annual total returns in the performance table for the periods ended December 31, 1998 reflect imposition of the maximum front-end or contingent deferred sales charges, and conversion of Class B shares to Class A shares after the applicable period.


* Inception Dates: 6/1/90 for Class A shares. 10/6/97 for Class B shares. 11/5/97 for Class C shares.


**    Index return from 6/30/90.

***   Index returns from month-end of applicable class inception date.


BAR CHART
--------------------------------------------------------------------------------

The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown.

                               [GRAPHIC OMITTED]

  [The following table was depicted as a bar chart iun the printed material.]

  89      90      91       92      93      94      95      96       97     98
 -----------------------------------------------------------------------------
 n/a     n/a     5.99   -15.18   -0.44   -2.12   19.30   29.95    20.28  -3.49
                                                          Calendar Year Ended


You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 13.50%, 2nd quarter, 1996; and Worst Quarter was down -19.87%, 3rd quarter, 1998.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.


MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods. All of the Alliance Stock Funds are subject to market risk.

SECTOR RISK

This is the risk of investments in a particular industry sector. Market or economic factors affecting that industry sector could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Technology Fund, Alliance Utility Income Fund, Alliance Real Estate Investment Fund, Alliance Worldwide Privatization Fund and Alliance Global Environment Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be more volatile than investments in large-cap companies. Alliance Growth Fund and The Alliance Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets or financial resources. Alliance Quasar Fund and Alliance Global Small Cap Fund are particularly subject to this risk.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by the higher interest rate income. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund, Alliance Balanced Shares and Alliance Utility Income Fund. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds") such as Alliance Utility Income Fund. Alliance Real Estate Investment Fund also has more exposure to interest rate risk because it invests in real estate industry companies and in mortgage-backed securities.

CREDIT RISK

This is the risk that the issuer of a security or the other party to an over-the-counter transaction will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in lower-rated securities, such as Alliance Utility Income Fund.

FOREIGN RISK

This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and Alliance Global Environment Fund. Fund's investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment. To the extent a Fund invests a substantial amount of its assets in a particular country, your investment has the risk that market changes or other events affecting that country, including political instability and unpredictable economic conditions, may have a particularly significant effect on the Fund's net asset value.

COUNTRY OR GEOGRAPHIC RISK

This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Fund's net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All Asia Investment Fund.

CURRENCY RISK


This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance New Europe


Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and Alliance Global Environment Fund.

MANAGEMENT RISK

Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK

Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------

The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.


------------------------------------------------------------------------------------------------------------------------------------
                                            Capital-  Interest                  Country or                     Focused
                            Market  Sector  ization     Rate   Credit  Foreign  Geographic  Currency  Manage-  Portfolio  Allocation
Fund                         Risk    Risk     Risk      Risk    Risk    Risk       Risk       Risk   ment Risk    Risk       Risk
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth Fund   o                                                                         o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund           o               o         o        o       o                              o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Fund       o      o                                                                  o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Fund           o               o                                                         o
------------------------------------------------------------------------------------------------------------------------------------
The Alliance Fund              o               o                                                         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                    o                         o                                               o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced Shares       o                         o       o                                       o                    o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Utility Income Fund   o      o                  o       o                                       o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Real Estate
Investment Fund                o      o                  o                                               o
------------------------------------------------------------------------------------------------------------------------------------
Alliance New Europe Fund       o                                         o          o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund             o                                         o          o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International
Premier Growth Fund            o                                         o                     o         o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Small Cap
Fund                           o               o                         o                     o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International Fund    o                                         o          o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Greater China '97
Fund                           o                                         o          o          o         o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia Investment
Fund                           o                                         o          o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global Environment
Fund                           o      o                                  o                     o         o
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                          FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------

This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)


                                                    Class A Shares    Class B Shares      Class C Shares
                                                    --------------    --------------      --------------
Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of offering price)                 4.25%             None                None

Maximum Deferred Sales Charge (Load)                None              4.0%                1.0%
(as a percentage of original purchase price or                        during the 1st      during the
redemption proceeds, whichever is lower)                              year, decreasing    1st year,
                                                                      1.0% annually to    0% thereafter
                                                                      0% after the
                                                                      4th year*

Exchange Fee                                        None              None                None

* Class B Shares of every Fund automatically convert to Class A Shares after 8 years.


ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.

                   Operating Expenses                                                       Examples
--------------------------------------------------------    ------------------------------------------------------------------------
Alliance Premier
Growth Fund                  Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees            1.00%     1.00%     1.00%     After 1 year      $  580    $  631      $  231      $  331      $  231
   Rule 12b-1 fees             .33%     1.00%     1.00%     After 3 years     $  906    $  912      $  712      $  712      $  712
   Other expenses              .26%      .28%      .28%     After 5 years     $1,254    $1,220      $1,220      $1,220      $1,220
                              ----      ----      ----      After 10 years    $2,224    $2,442(b)   $2,442(b)   $2,615      $2,615
   Total fund
      operating expenses      1.59%     2.28%     2.28%
                              ====      ====      ====

Alliance Growth Fund         Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees             .70%      .70%      .70%     After 1 year      $  544    $  597      $  197      $  296      $  196
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $  796    $  804      $  609      $  606      $  606
   Other expenses              .22%      .24%      .23%     After 5 years     $1,067    $1,047      $1,047      $1,042      $1,042
                              ----      ----      ----      After 10 years    $1,840    $2,078(b)   $2,078(b)   $2,254      $2,254
   Total fund
      operating expenses      1.22%     1.94%     1.93%
                              ====      ====      ====

Alliance Technology Fund     Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees            1.02%     1.02%     1.02%     After 1 year      $  587    $  642      $  242      $  343      $  243
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $  926    $  945      $  745      $  748      $  748
   Other expenses              .34%      .37%      .38%     After 5 years     $1,289    $1,275      $1,275      $1,280      $1,280
                              ----      ----      ----      After 10 years    $2,307    $2,545(b)   $2,545(b)   $2,736      $2,736
   Total fund
      operating expenses      1.66%     2.39%     2.40%
                              ====      ====      ====

Alliance Quasar Fund         Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees            1.04%     1.04%     1.04%     After 1 year      $  582    $  642      $  242      $  341      $  241
   Rule 12b-1 fees             .26%     1.00%     1.00%     After 3 years     $  911    $  945      $  745      $  742      $  742
   Other expenses              .31%      .35%      .34%     After 5 years     $1,264    $1,275      $1,275      $1,270      $1,270
                              ----      ----      ----      After 10 years    $2,255    $2,533(b)   $2,5332(b)  $2,716      $2,716
   Total fund
      operating expenses      1.61%     2.39%     2.38%
                              ====      ====      ====

--------------------------------------------------------------------------------
Please refer to the footnotes on page 25.

                   Operating Expenses                                                       Examples
--------------------------------------------------------    ------------------------------------------------------------------------
The Alliance Fund            Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees             .67%      .67%      .67%     After 1 year      $  526    $  587      $  187      $  287      $  187
   Rule 12b-1 fees             .20%     1.00%     1.00%     After 3 years     $  739    $  779      $  579      $  579      $  579
   Other expenses              .16%      .17%      .17%     After 5 years     $  969    $  995      $  995      $  995      $  995
                             -----     -----     -----      After 10 years    $1,631    $1,946(b)   $1,946(b)   $2,159      $2,159
   Total fund
      operating expenses      1.03%     1.84%     1.84%
                             =====     =====     =====

Alliance Growth and
Income Fund                  Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees             .48%      .48%      .48%     After 1 year      $  516    $  575      $  175      $  275      $  175
   Rule 12b-1 fees             .23%     1.00%     1.00%     After 3 years     $  709    $  742      $  542      $  542      $  542
   Other expenses              .22%      .24%      .24%     After 5 years     $  918    $  933      $  933      $  933      $  933
                             -----     -----     -----      After 10 years    $1,519    $1,821(b)   $1,821(b)   $2,030      $2,030
   Total fund
      operating expenses       .93%     1.72%     1.72%
                             =====     =====     =====

Alliance Balanced Shares     Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees             .63%      .63%      .63%     After 1 year      $  553    $  609      $  209      $  308      $  208
   Rule 12b-1 fees             .24%     1.00%     1.00%     After 3 years     $  820    $  846      $  646      $  643      $  643
   Other expenses              .43%      .43%      .42%     After 5 years     $1,108    $1,108      $1,108      $1,103      $1,103
                             -----     -----     -----      After 10 years    $1,926    $2,195(b)   $2,195(b)   $2,379      $2,379
   Total fund
      operating expenses      1.30%     2.06%     2.05%
                             =====     =====     =====

Alliance Utility Income Fund Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees             .75%      .75%      .75%     After 1 year      $  571    $  623      $  223      $  323      $  223
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $  879    $  888      $  688      $  688      $  688
   Other expenses             1.43%     1.46%     1.47%     After 5 years     $1,209    $1,180      $1,180      $1,180      $1,180
                             -----     -----     -----      After 10 years    $2,139    $2,357(b)   $2,357(b)   $2,534      $2,534
   Total fund
      operating expenses      2.48%     3.21%     3.22%
                             =====     =====     =====
   Waiver and/or expense
      reimbursement (a)       (.98)%   (1.01)%   (1.02)%
                             =====     =====     =====
   Net expenses               1.50%     2.20%     2.20%
                             =====     =====     =====

Alliance Real Estate
Investment Fund              Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees             .90%      .90%      .90%     After 1 year      $  576    $  629      $  229      $  329      $  229
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $  894    $  906      $  706      $  706      $  706
   Other expenses              .35%      .36%      .36%     After 5 years     $1,234    $1,210      $1,210      $1,210      $1,210
                             -----     -----     -----      After 10 years    $2,192    $2,417(b)   $2,417(b)   $2,595      $2,595
   Total fund
      operating expenses      1.55%     2.26%     2.26%
                             =====     =====     =====

Alliance New Europe Fund     Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees            1.02%     1.02%     1.02%     After 1 year      $  605    $  659      $  259      $  359      $  259
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $  982    $  996      $  796      $  796      $  796
   Other expenses              .53%      .53%      .54%     After 5 years     $1,383    $1,360      $1,360      $1,360      $1,360
                             -----     -----     -----      After 10 years    $2,502    $2,722(b)   $2,722(b)   $2,895      $2,895
   Total fund
      operating expenses      1.85%     2.56%     2.56%
                             =====     =====     =====

Alliance Worldwide
Privatization Fund           Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees            1.00%     1.00%     1.00%     After 1 year      $  593    $  648      $  248      $  347      $  247
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $  947    $  964      $  764      $  761      $  761
   Other expenses              .43%      .45%      .44%     After 5 years     $1,324    $1,306      $1,306      $1,301      $1,301
                             -----     -----     -----      After 10 years    $2,379    $2,609(b)   $2,609(b)   $2,776      $2,776
   Total fund
      operating expenses      1.73%     2.45%     2.44%
                             =====     =====     =====

Alliance International
Premier Growth Fund          Class A   Class B   Class C                      Class A   Class B+    Class B++  Class C+    Class C++
                             -------   -------   -------                      -------   --------    ---------  --------    ---------
   Management fees            1.00%     1.00%     1.00%     After 1 year      $  667    $  723      $  323      $  423      $  323
   Rule 12b-1 fees             .30%     1.00%     1.00%     After 3 years     $1,170    $1,186      $  986      $  986      $  986
   Other expenses             3.89%     4.14%     4.00%     After 5 years     $1,699    $1,674      $1,674      $1,674      $1,674
                             -----     -----     -----      After 10 years    $3,140    $3,343(b)   $3,343(b)   $3,503      $3,503
   Total fund
      operating expenses      5.19%     6.14%     6.00%
                             =====     =====     =====
   Waiver and/or expense
      reimbursement (a)      (2.69)%   (2.94)%   (2.80)%
                             =====     =====     =====
   Net expenses               2.50%     3.20%     3.20%
                             =====     =====     =====

--------------------------------------------------------------------------------
Please refer to the footnotes on page 25.

                   Operating Expenses                                                       Examples
--------------------------------------------------------    ------------------------------------------------------------------------
Alliance Global
Small Cap Fund              Class A    Class B   Class C                      Class A    Class B+   Class B++  Class C+    Class C++
                            -------    -------   -------                      -------    --------   ---------  --------    ---------
   Management fees            1.00%      1.00%     1.00%    After 1 year      $  635     $  691     $  291      $  391      $  291
   Rule 12b-1 fees             .30%      1.00%     1.00%    After 3 years     $1,072     $1,092     $  892      $  892      $  892
   Other expenses              .86%       .88%      .88%    After 5 years    $1,535     $1,518     $1,518      $1,518      $1,518
                            ------     ------    ------     After 10 years    $2,812     $3,034(b)  $3,034(b)   $3,204      $3,204
   Total fund
      operating expenses      2.16%      2.88%     2.88%
                            ======     ======    ======

Alliance International      Class A    Class B   Class C                      Class A    Class B+   Class B++  Class C+    Class C++
   Fund                     -------    -------   -------                      -------    --------   ---------  --------    ---------
   Management fees            1.00%      1.00%     1.00%    After 1 year      $  586     $  652     $  252      $  351      $  251
   Rule 12b-1 fees             .21%      1.00%     1.00%    After 3 years     $  923     $  976     $  776      $  773      $  773
   Other expenses              .59%       .64%      .63%    After 5 years     $1,284     $1,326     $1,326      $1,321      $1,321
                            ------     ------    ------     After 10 years    $2,296     $2,619(b)  $2,619(b)   $2,816      $2,816
   Total fund
      operating expenses      1.80%      2.64%     2.63%
                            ======     ======    ======
   Waiver and/or expense
      reimbursement (a)       (.15)%     (.15)%    (.15)%
                            ======     ======    ======
   Net expenses               1.65%      2.49%     2.48%
                            ======     ======    ======

Alliance Greater
China '97 Fund              Class A    Class B   Class C                      Class A    Class B+   Class B++  Class C+    Class C++
                            -------    -------   -------                      -------    --------   ---------  --------    ---------
   Management fees            1.00%      1.00%     1.00%    After 1 year      $  669     $  725     $  325      $  425      $  325
   Rule 12b-1 fees             .30%      1.00%     1.00%    After 3 years     $1,176     $1,192     $  992      $  992      $  992
   Other expenses            16.97%     17.18%    17.37%    After 5 years     $1,709     $1,683     $1,683      $1,683      $1,683
                            ------     ------    ------     After 10 years    $3,157     $3,362(b)  $3,362(b)   $3,522      $3,522
   Total fund
      operating expenses     18.27%     19.18%    19.37%
                            ======     ======    ======
   Waiver and/or expense
      reimbursement (a)     (15.75)%   (15.96)%  (16.15)%
                            ======     ======    ======
   Net expenses               2.52%      3.22%     3.22%
                            ======     ======    ======

Alliance All-Asia
Investment Fund             Class A    Class B   Class C                      Class A    Class B+   Class B++  Class C+    Class C++
                            -------    -------   -------                      -------    --------   ---------  --------    ---------
   Management fees            1.00%      1.00%     1.00%    After 1 year      $  715     $  772     $  372      $  472      $  372
   Rule 12b-1 fees             .30%      1.00%     1.00%    After 3 years     $1,313     $1,332     $1,132      $1,132      $1,332
   Other expenses                                           After 5 years     $1,935     $1,911     $1,911      $1,911      $1,911
      Administration fees      .15%       .15%      .15%    After 10 years    $3,602     $3,797(b)  $3,797(b)   $3,950      $3,950
      Other operating
        expenses              3.18%      3.24%     3.27%
                            ------     ------    ------
   Total other expenses       3.33%      3.39%     3.42%
                            ------     ------    ------
   Total fund operating
     expenses                 4.63%      5.39%     5.42%
                            ======     ======    ======
   Waiver and/or expense
      reimbursement (a)      (1.63)%    (1.69)%   (1.72)%
                            ======     ======    ======
   Net expenses               3.00%      3.70%     3.70%
                            ======     ======    ======

Alliance Global
Environment Fund            Class A    Class B   Class C                      Class A    Class B+   Class B++  Class C+    Class C++
                            -------    -------   -------                      -------    --------   ---------  --------    ---------
   Management fees (c)        1.10%      1.10%     1.10%    After 1 year      $  899     $  974     $  574      $  661      $  561
   Rule 12b-1 fees             .30%      1.00%     1.00%    After 3 years     $1,848     $1,908     $1,708      $1,673      $1,673
   Other expenses (c)         3.55%      3.66%     3.53%    After 5 years     $2,798     $2,826     $2,826      $2,771      $2,771
                            ------     ------    ------     After 10 years    $5,176     $5,402(b)  $5,402(b)   $5,456      $5,456
   Total fund
      operating expenses      4.95%      5.76%     5.63%
                            ======     ======    ======

--------------------------------------------------------------------------------
+     Assumes redemption at end of period.
++    Assumes no redemption at end of period.
(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses.
(b)   Assumes Class B shares convert to Class A shares after eight years.
(c) Management fees and other expenses for Alliance Global Environment Fund are based on estimated amounts for its current fiscal year.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.


Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.

Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.

Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.


Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.


Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.


U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

Beneficiary Companies are Eligible Companies whose principal businesses lie outside the environmental sector but nevertheless anticipate environmental regulations or consumer preferences through the development of new products, processes or services that are intended to contribute to a cleaner and healthier environment, such as companies that anticipate the demand for plastic substitutes, aerosol substitutes, alternative fuels and processes that generate less hazardous waste.

Eligible Companies are companies expected to benefit from advances or improvements in products, processes or services intended to foster the protection of the environment.

Environmental companies are Eligible Companies that have a principal business involving the sale of systems or services intended to foster environmental protection, such as waste treatment and disposal, remediation, air pollution control and recycling.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Non-U.S. Company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.


RATING AGENCIES, RATED SECURITIES and INDEXES


Duff & Phelps is Duff & Phelps Credit Rating Co.

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch IBCA, Inc.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or B and above by S&P, Duff & Phelps or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P, Duff & Phelps or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------


This section of the Prospectus provides a more complete description of each Fund's investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.

Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Investment Practices following this section.

o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.

o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote.

INVESTMENT OBJECTIVES AND POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 85% of its total assets in the equity securities of U.S. companies. A U.S. company is a company that is organized under United States law, has its principal office in the United States and issues equity securities that are traded principally in the United States. Normally, about 40-50 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.


Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.


Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 5% of its net assets in rights or warrants;

o     invest up to 15% of its total assets in foreign securities;

o purchase and sell exchange-traded index options and stock index futures contracts; and

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.




Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Growth Fund

Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.

The Fund also may invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P, Duff & Phelps or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P, Duff & Phelps or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.


The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities although not generally in excess of 15% of its total assets;


o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on futures contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets.

Alliance Technology Fund

Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund will normally have at least 80% of its assets invested in the securities of these companies. The Fund normally will have substantially all its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities and up to 10% of its total assets in foreign securities.


The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.


Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund

Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot,of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.

The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to that company regardless of general business conditions or movements of the market as a whole.


The Fund also may:

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales; and

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets.


Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

The Alliance Fund

The Alliance Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.

The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets;


o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets;

While the diversification and generally high quality of the Fund's investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective.


TOTAL RETURN FUNDS

The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality. The Fund also may purchase and sell financial forward and futures contracts and options on these securities for hedging purposes.

Alliance Balanced Shares

Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will invest at least 25% of its total assets in investment grade debt securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.


The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of the value of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;


o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes; and


o subject to market conditions, write covered call options listed on a domestic exchange to realize income.


As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.

Alliance Utility Income Fund

Alliance Utility Income Fund seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. As a fundamental policy, the Fund normally invests at least 65% of its total assets in securities of companies in the utilities industry.

The Fund seeks to take advantage of the characteristics and historical performance of securities of utility companies, many of which pay regular dividends and increase their common stock dividends over time. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, were derived from its utilities activities.


The Fund may invest in securities of both U.S. and foreign issuers, although the Fund will invest no more than 15% of its total assets in issuers in any one foreign country. The Fund invests at least 65% of its total assets in income-producing securities, but there is otherwise no limit on the allocation of the Fund's investments between equity securities and fixed-income securities. The Fund may invest up to 35% of its net assets in lower-rated securities. The Fund will not retain a security that is downgraded below B or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund may invest up to 35% of its total assets in equity and fixed-income securities of domestic and foreign corporate and governmental issuers other than utility companies. These securities include U.S. Government securities and repurchase agreements for those securities, foreign government securities, corporate fixed-income securities of domestic issuers, corporate fixed-income securities of foreign issuers denominated in foreign currencies or in U.S. dollars (in each case including fixed-income securities of an issuer in one country denominated in the currency of another country), qualifying bank deposits, and prime commercial paper.

The Fund also may:


o     invest up to 30% of its net assets in convertible securities;

o     invest up to 5% of its net assets in rights or warrants;

o invest in depositary receipts, securities of supranational entities denominated in the currency of any country, securities denominated in European Currency Units, and "semi-governmental securities";


o write covered call and put options, purchase call and put options on securities of the types in which it is permitted to invest that are exchange-traded and over-the-counter, and write uncovered call options for cross-hedging purposes;

o purchase and sell exchange-traded options on any securities index composed of the types of securities in which it may invest;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including an index of U.S. Government securities, foreign government securities, corporate fixed-income securities, or common stock, and may purchase and write options on futures contracts;

o purchase and write call and put options on foreign currencies traded on U.S. and foreign exchanges or over-the-counter for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;


o     enter into forward commitments;

o     enter into standby commitment agreements;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 20% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's principal risks include those that arise from its investing primarily in electric utility companies. Factors affecting that industry sector can have a significant effect on the Fund's net asset value. The U.S. utilities industry has experienced significant changes in recent years. Electric utility companies in general have been favorably affected by lower fuel costs, the full or near completion of major construction programs and lower financing costs. In addition, many utility companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Regulatory changes, however, could increase costs or impair the ability of nuclear and conventionally fueled generating facilities to operate their facilities and reduce their ability to make dividend payments on their securities. Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes ordinarily lag behind changes in financing costs and can favorably or unfavorably affect the earnings or dividend pay-outs of utilities stocks depending upon whether the rates and costs are declining or rising.

Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs, costs associated with compliance with environmental and nuclear safety regulations, service interruptions, economic slowdowns, surplus capacity, competition, and regulatory changes. There also can be no assurance that regulatory policies or accounting standards changes will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. Because of the Fund's policy of concentrating its investments in utility companies, the Fund is more susceptible than most other mutual funds to economic, political or regulatory occurrences affecting the utilities industry.


Foreign utility companies, like those in the U.S., are generally subject to regulation, although the regulation may or may not be comparable to domestic regulations. Foreign utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the U.S. As in the U.S., utility companies generally are required to seek government approval for rate increases. In addition, many foreign utility companies use fuels that cause more pollution than those used in the U.S. and may yet be required to invest in pollution control equipment. Foreign utility regulatory systems vary from country to country and may evolve in ways different from regulation in the U.S. The percentage of the Fund's assets invested in issuers of particular countries will vary.

Increases in interest rates may cause the value of the Fund's investments to decline and the decrease in value may not be offset by higher interest rate income. The Fund's investments in lower-rated securities may be subject to more credit risk than a fund that invests in higher-rated securities.

Alliance Real Estate Investment Fund


Alliance Real Estate Investment Fund seeks a total return from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.


The Fund normally invests at least 65% of its total assets in equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties. The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").


The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These securities are described below.

In selecting Real Estate Equity Securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors that Alliance may determine from time to time to be relevant. Alliance will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.


The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The Fund's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the performance of Real Estate Equity Securities. Value and management further distinguishes the most attractive Real Estate Equity Securities. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection, and securities analysis. Alliance believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.


To implement the Fund's research and investment process, Alliance has retained the consulting services of CB Richard Ellis, Inc. ("CBRE"), a publicly held company and the largest real estate services company in the United States. CBRE's business includes real estate brokerage, property and facilities management, and real estate finance and investment advisory activities. The universe of property-owning real estate industry firms consists of approximately 142 companies of sufficient size and quality to merit consideration for investment by the Fund. As consultant to Alliance, CBRE provides access to its proprietary model, REIT-Score, which analyzes the approximately 18,000 properties owned by these 142 companies. Using proprietary databases and algorithms, CBRE analyzes local market rent, expenses, occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 1,000 asset-type specific geographic markets are analyzed and ranked on a relative scale by CBRE in compiling its REIT-Score database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own.

Once the universe of real estate industry companies has been distilled through the market research process, CBRE's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific location, condition, and sub-market trends. CBRE's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for investment by the Fund.

Alliance further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Alliance makes extensive use of CBRE's network of industry analysts in order to assess trends in tenant industries. This information is then used to further evaluate management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.


The Fund may invest in short-term investments including: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not rated, of equivalent credit quality as determined by Alliance. The Fund expects that it will not retain a debt security that is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

The Fund also may:


o     invest up to 15% of its net assets in convertible securities;

o     enter into forward commitments;

o     enter into standby commitment agreements; and

o make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Fund's net assets is held as collateral for such sales.

o     invest up to 10% of its net assets in rights or warrants;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to seven days' duration.

Because the Fund invests a substantial portion of its assets in the real estate market, it is subject to many of the same risks involved in direct ownership of real estate. For example, the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

The Fund's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be prepaid when interest rates decline and the Fund will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities. The Fund's investments in REMICs, CMOs and other types of mortgage-backed securities may be subject to special risks that are described under "Description of Investment Practices."

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund

Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund intends to invest substantially all of its assets in the equity securities of European companies and has a fundamental policy of normally investing at least 65% of its total assets in these securities. The Fund may invest up to 35% of its total assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

Alliance believes that the quickening pace of economic integration and political change in Europe creates the potential for many European companies to experience rapid growth. In addition, the emergence of new market economies in Europe and the broadening and strengthening of other European economies may significantly accelerate economic development. The Fund invests in companies that Alliance believes possess rapid growth potential. The Fund emphasizes investments in larger, established companies, but also invests in smaller, emerging companies.

In recent years, economic ties between the former "east bloc" countries of Eastern Europe and certain other European countries have been strengthened. Alliance believes that as this strengthening continues, some Western European financial institutions and other companies will have special opportunities to facilitate East-West transactions. The Fund will seek investment opportunities among these companies and, as opportunities become available, within the former "east bloc."The Fund will not invest more than 20% of its total assets in these companies, or more than 10% of its total assets in issuers based in any one country.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund, however, may invest without limit in a single European country. While the Fund does not intend to concentrate its investments in a single country, at times 25% or more of its assets may be invested in companies located in a single country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.

The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";


o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into financial futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;


o     enter into forward commitments;

o     enter into standby commitment agreements; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in non-U.S. countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund

Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below), although normally significantly more of its assets will be invested in such securities. The balance of its investments will include securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.

Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.


A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.


The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.

The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may invest up to 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.


The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;


o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.


Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund


Alliance International Premier Growth Fund seeks long term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected non-U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 60 companies will be represented in the Fund's portfolio, and the 30 most highly regarded of these companies usually will constitute approximately 70% of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.

Alliance expects the market capitalization of the companies represented in the Fund's portfolio normally will be in the range of the average weighted market capitalization of the companies comprising the EAFE Index. As of December 31, 1998, the average weighted market capitalization of companies in the EAFE Index was approximately $35 billion.


Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets, and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.

Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in the approximately 30 most highly regarded of these companies.
The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund's diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, Japan, The Netherlands, Switzerland, and the United Kingdom.

Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concnetrates its assets within one region, the Fund may be subject to any special risks that may be associated with that region. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.


In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:




o     invest up to 20% of its total assets in convertible securities;


o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;


o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales; and

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.


Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund


Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalization. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies, or market capitalizations of up to about $1.5 billion. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 65% of its assets in equity securities of these smaller capitalization companies. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.


The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation.
Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.


The Fund's investments in non-U.S. companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.

Alliance International Fund

Alliance International Fund seeks a total return on its assets from long-term growth of capital and from income primarily through a broad portfolio of marketable securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and foreign government securities. Normally, the Fund will invest more than 80% of its assets in these types of companies.


The Fund expects to invest primarily in common stocks of established non-U.S. companies that Alliance believes have potential for capital appreciation or income or both, but the Fund is not required to invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of investment grade security, including convertible securities, as well as in warrants, or obligations of the U.S. or foreign governments and their political subdivisions.


The Fund intends to diversify its investments broadly among countries and normally invests in at least three foreign countries, although it may invest a substantial portion of its assets in one or more of these countries. The Fund may invest in companies, wherever organized, that Alliance judges have their principal activities and interests outside the U.S. These companies may be located in developing countries, which involves exposure to economic structures that are generally less diverse and mature, and to political systems that can be expected to have less stability than those of developed countries. The Fund currently does not intend to invest more than 10% of its total assets in companies in, or governments of, developing countries.

The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o write covered call or put options, sell and purchase U.S. or foreign exchange-listed put and call options, including exchange-traded index options;

o enter into financial futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and stock index futures, and purchase and write put and call options on futures contracts traded on U.S. or foreign exchanges or over-the-counter;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     make loans of portfolio securities of up to 30% of its total assets; and

o enter into repurchase agreements of up to seven days' duration for up to 10% of the Fund's total assets.


Investments in non-U.S. countries may have more risk because they tend to be more volatile than the U.S. stock market. To the extent that the Fund invests a substantial amount of its assets in a particular foreign country, an investment in the Fund has the risk that market changes or other events affecting that country may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Greater China '97 Fund


Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment of at least 80% of its total assets in equity securities issued by Greater China companies. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.

In recent years, China, Hong Kong and Taiwan have each experienced a high level of real economic growth, although growth is expected to slow in 1999. This growth has resulted from advantageous economic conditions, including favorable demographics, competitive wage rates, and rising per capita income and consumer demand. Significantly, the growth has also been fueled by an easing by both China and Taiwan of government restrictions and an increased receptivity to foreign investment. This expanded, if not yet complete, openness to foreign investment extends as well to the securities markets of both countries. Hong Kong's free-market economy has historically included securities markets completely open to foreign investments. All three countries have regulated stock exchanges upon which shares of an increasing number of Greater China companies are traded.


With its population estimated at more than 1.2 billion as a driving force, and notwithstanding its continuing political rigidity, China's economic growth has been coupled with significantly reduced government economic intervention and basic economic structural change. Recent years have seen large increases in industrial production with a significant decline in the state sector share of industrial output, and increased involvement of local governmental units and the private sector in establishing new business enterprises.


With China's growth has come an increasing direct and indirect economic involvement of all three Greater China countries. For some time, Hong Kong, a world financial and trade center in its own right, with a large stock exchange and offices of many of the world's multinational companies, has been the gateway to trade with and foreign investment in China. With the transfer on July 1, 1997 of the sovereignty of Hong Kong from Great Britain to China, not only the political but the economic ties between China and Hong Kong are expected to continue to intensify, with the continuation of Hong Kong's economic system as provided for in the law governing its sovereignty.

Notwithstanding the, at times considerable, political tension between the two countries, it is generally recognized that substantially increased trade and investment with China has been generated from Taiwan, in many cases through Hong Kong. Along with this increased interaction with China, Taiwan is becoming a regional technological and telecommunication center, while continuing the process of opening its economy up to foreign investment. Although geographically limited, Taiwan boasts an economy among the world's 20 largest and its foreign exchange reserves are third largest in the world measured in U.S. dollars. As China's economy continues to expand, it is expected that Taiwan's economic interaction with China will likewise increase.

Alliance believes that over the long-term conditions are favorable for continuing and expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging companies. Appendix A has additional Information about the Greater China countries.

In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i) debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities and (ii) equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will normally sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration.

The Fund also may:

o     invest up to 25% of its net assets in the convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.


All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.

The Fund's investments in Greater China companies will be significantly more volatile and differ from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition the Fund is "non-diversified" meaning that it invests its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance All-Asia Investment Fund


Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest at least 80% of its total assets in Asian companies and Asian debt securities but also may invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.

In the past decade, Asian countries generally have experienced a high level of real economic growth due to political and economic changes, including foreign investment and reduced government intervention in the economy. Alliance believes that certain conditions exist in Asian countries that create the potential for continued rapid economic growth. These conditions include favorable demographics and competitive wage rates, increasing levels of foreign direct investment, rising per capita incomes and consumer demand, a high savings rate, and numerous privatization programs. Asian countries also are becoming more industrialized and are increasing their intra-

Asian exports while reducing their dependence on Western export demand. Alliance believes that these conditions are important to the long-term economic growth of Asian countries.

As the economies of many Asian countries move through the "emerging market" stage, thus increasing the supply of goods, services and capital available to less developed Asian markets and helping to spur economic growth in those markets, the potential is created for many Asian companies to experience rapid growth. In addition, many Asian companies that have securities listed on exchanges in more developed Asian countries will be participants in the rapid economic growth of the less-developed countries. These companies generally offer the advantages of more experienced management and more developed market regulation.

As their economies have grown, the securities markets in Asian countries have also expanded. New exchanges have been created and the number of listed companies, annual trading volume, and overall market capitalization have increased significantly. Additionally, new markets continue to open to foreign investments. The Fund also offers investors the opportunity to access relatively restricted markets. Alliance believes that investment opportunities in Asian countries will continue to expand.


The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.


The Fund will invest primarily in investment grade debt securities but may invest up to 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund also may:

o     invest up to 25% of its net assets in the convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net assets value. The Fund's investments in debt securities have interest rate and credit risk.

Alliance Global Environment Fund

Alliance Global Environment Fund is a non-diversified investment company that seeks long-term capital appreciation through investment in equity securities of Eligible Companies. For purposes of the Fund's investment objective and investment policies, "equity securities" are common stocks (but not preferred stocks), rights or warrants to subscribe for or purchase common stocks, and preferred stocks or debt securities that are convertible into common stocks without the payment of any further consideration.


The Fund invests in two categories of Eligible Companies--Environmental Companies and Beneficiary Companies. The Fund may invest in a company with a broadly diversified business only a part of which provides such products, processes, or services, when Alliance believes that these products, processes or services will yield a competitive advantage that significantly enhances the issuer's growth prospects. As a matter of fundamental policy, the Fund will, under normal circumstances, invest substantially all of its total assets in equity securities of Eligible Companies.

A major premise of the Fund's investment approach is that environmental concerns will be a significant source of future growth opportunities, and that Environmental Companies will see an increased demand for their systems and services. Environmental Companies operate in the areas of pollution control, clean energy, solid waste management, hazardous waste treatment and disposal, pulp and paper recycling, waste-to-energy alternatives, biodegradable cartons, packages, plastics and other products, remedial projects and emergency cleanup efforts, manufacture of environmental supplies and equipment, the achievement of purer air, groundwater, and foods, and the detection, evaluation and treatment of both existing and potential environmental problems including, among others, air pollution and acid rain.

The environmental services industry generally is positively affected by increasing governmental action intended to foster environmental protection. As environmental regulations are developed and enforced, Environmental Companies providing the means of compliance with such regulations are afforded substantial opportunities for growth. Beneficiary Companies may also derive an advantage to the extent that they have anticipated environmental regulation and are therefore at a competitive advantage.

In the view of Alliance, increasing public and political awareness of environmental concerns and resultant environmental regulations are long-term phenomena that are driven by an emerging global consensus that environmental protection is a vital and increasingly immediate priority. Alliance believes that Eligible Companies based in the United States and other economically developed countries will have increasing opportunities for earnings growth resulting not only from an increased demand for their existing products or services but also from innovative responses to changing regulations and priorities and enforcement policies. Such opportunities will arise, in the opinion of Alliance, not only within developed countries but also within many economically developing countries, such as those of Eastern Europe and the Pacific Rim. These countries lag well behind developed countries in the conservation and efficient use of natural resources and in their implementation of policies that protect the environment.

Alliance believes that global investing offers opportunities for superior investment returns. The Fund spreads investment risk among the capital markets of a number of countries and invests in equity securities of companies based in at least three, and normally considerably more, such countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency will vary in accordance with Alliance's assessment of the appreciation potential of such securities and the strength of that currency.

The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o     invest in depositary receipts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     enter into forward foreign currency transactions for hedging purposes;

o invest in currency futures and options on such futures for hedging purposes; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in non-U.S. companies and in specific types of companies that provide environmental services will be more volatile and may differ substantially from the overall U.S. market. The Fund's investments also have the risk that government regulations or other action could negatively affect the business of environmental companies.

DESCRIPTION OF INVESTMENT PRACTICES


This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.


Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.


Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities, except with respect to Alliance Growth Fund, where investments in ADRs are deemed to be investments in securities issued by U.S. issuers and those in GDRs and other types of depositary receipts are deemed to be investments in the underlying securities.


A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.


The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Utility Income Fund, Alliance Real Estate Investment Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund or Alliance All-Asia Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.

Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward contracts.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance International Fund will not enter into a forward contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's and Alliance International Fund's investments in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except that the limit is 10% for Alliance Technology Fund, Alliance Quasar Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for The Alliance Fund and Alliance Growth Fund. Illiquid securities generally include (i) direct placements or other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments.


A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.


Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Utility Income Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.


A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.

Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.


Loans of Portfolio Securities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral.
Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Mortgage-Backed Securities and Associated Risks. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.


Guaranteed Mortgage Pass-Through Securities. Alliance Real Estate Investment Fund may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. Alliance Real Estate Investment Fund will not invest in the lowest tranche of CMOs and REMIC certificates.

Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income.

A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although Alliance Real Estate Investment Fund does not intend to invest in residual interests.


Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.


Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts.


Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.


Options on Foreign Currencies. As in the case of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. For Fund's that may invest in options on foreign currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on foreign currencies.

Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund may purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.

No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund and Alliance Growth and Income Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund and Alliance Growth and Income Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.

Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.

Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Utility Income Fund, Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales, except that Alliance Real Estate Investment Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance Real Estate Investment Fund and Alliance New Europe Fund 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund and 20% with respect to Alliance Utility Income Fund, of the Fund's assets at the time of making the commitment.


There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.


Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.


Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.


A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.

Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not meet their investment objectives.

ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. Certain of these risks may be heightened when investing in emerging markets.

Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, and a substantial portion of the assets of Alliance Global Small Cap Fund and Alliance Global Environment Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.

Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, and/or Greater China issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.

Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.


Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.


Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund, Alliance Greater China '97 Fund and Alliance Global Environment Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

Extreme Governmental Action; Less Protective Laws. In contrast to investing in the U.S., foreign investment may involve in certain situations greater risk of nationalization, expropriation, confiscatory taxation, currency blockage or other extreme governmental action which could adversely impact a Fund's investments. In the event of certain such actions, a Fund could lose its entire investment in the country involved. In addition, laws in various foreign countries, including in certain respects each of the Greater China countries, governing, among other subjects, business organization and practices, securities and securities trading, bankruptcy and insolvency may provide less protection to investors such as the Fund than provided under United States laws.

Investments in Environmental Companies by Alliance Global Environment Fund. Governmental regulations or other action can inhibit an Environmental Company's performance, and it may take years to translate environmental legislation into sales and profits. Environmental Companies generally face competition in fields often characterized by relatively short product cycles and competitive pricing policies. Losses may result from large product development or expansion costs, unprotected marketing or distribution systems, erratic revenue flows and low profit margins. Additional risks that Environmental Companies may face include difficulty in financing the high cost of technological development, uncertainties due to changing governmental regulation or rapid technological advances, potential liabilities associated with hazardous components and operations, and difficulty in finding experienced employees.

The Real Estate Industry. Although Alliance Real Estate Investment Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

In addition, if Alliance Real Estate Investment Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.


REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.


REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which Alliance Real Estate Investment Fund may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.


Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.


Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund, between five and 25 years in the case of Alliance Utility Income Fund, and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.


Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P, Duff & Phelps or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.


Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.

Year 2000. Many computer systems and applications in use today process transactions using two-digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and computer system failures. This is commonly known as the Year 2000 problem. Should any of the computer systems employed by the Funds' major service providers fail to process Year 2000 related information properly, that could have a significant negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. In addition, to the extent that the operations of issuers of securities held by the Funds are impaired by the Year 2000 problem, or prices of securities held by the Funds decline as a result of real or perceived problems relating to the Year 2000, the value of the Funds' shares may be materially affected.

With respect to the Year 2000, the Funds have been advised that Alliance, each Fund's investment adviser, Alliance Fund Distributors, Inc, ("AFD"), each Fund's principal underwriter, and Alliance Fund Services, Inc. ("AFS"), each Fund's registrar, transfer agent and dividend disbursing agent (collectively, "Alliance") began to address the Year 2000 issue several years ago in connection with the replacement or upgrading of certain computer systems and applications. During 1997, Alliance began a formal Year 2000 initiative, which established a structured and coordinated process to deal with the Year 2000 issue. Alliance reports that it has completed its assessment of the Year 2000 issues on its domestic and international computer systems and applications. Currently, management of Alliance expects that the required modifications for the majority of its significant systems and applications that will be in use on January 1, 2000, will be completed and tested in early 1999. Full integration testing of these systems and testing of interfaces with third-party suppliers will continue through 1999. At this time, management of Alliance believes that the costs associated with resolving this issue will not have a material adverse effect on its operations or on its ability to provide the level of services it currently provides to the Funds.

The Funds and Alliance have been advised by the Funds' Custodians that they are also in the process of reviewing their systems with the same goals. As of the date of this prospectus, the Funds and Alliance have no reason to believe that the Custodians will be unable to achieve these goals.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------

INVESTMENT ADVISER



   Each Fund's Adviser is Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 1998 totaling more than $ 286 billion (of which approximately $118 billion represented assets of investment companies). Alliance's clients are primarily major corporate employee benefit plans, public employee retirement systems, investment companies, foundations, and endowment funds. The 54 registered investment companies, with more than 118 separate portfolios, managed by Alliance currently have over 3.5 million shareholder accounts. As of December 31, 1998, Alliance was retained as investment manager for over 35 of the FORTUNE 100 Companies.

Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:

                                       Fee as a percentage of          Fiscal
Fund                                  average daily net assets*      Year Ending
----                                  -------------------------      -----------

Alliance Premier Growth
  Fund                                          1.00%                 11/30/98
Alliance Growth Fund                             .70                  10/31/98
Alliance Technology Fund                        1.02                  11/30/98
Alliance Quasar Fund                            1.04                   9/30/98
The Alliance Fund                                .67                  11/30/98
Alliance Growth and Income
  Fund                                           .48                  10/31/98
Alliance Balanced Shares
  Fund                                           .625                  7/31/98
Alliance Utility Income
  Fund                                            -0-                 11/30/98
Alliance Real Estate
  Investment Fund                                .90                   8/31/98
Alliance New Europe
  Fund                                          1.02                   7/31/98
Alliance Worldwide
  Privatization Fund                            1.00%                  6/30/98
Alliance International
  Premier Growth Fund                             -0-                 11/30/98
Alliance Global Small
  Cap Fund                                      1.00                   7/31/98
Alliance International
  Fund                                           .85                   6/30/98
Alliance Greater China
  '97 Fund                                        -0-                  7/31/98
Alliance All-Asia Investment
  Fund                                           .24                  10/31/98
Alliance Global Environment
  Fund                                          1.10                  10/31/98

--------------------------------------------------------------------------------
* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.

In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

In connection with investments in real estate securities, Alliance has, at its expense, retained as a consultant CB Richard Ellis, Inc. ("CBRE"). CBRE is a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property and facilities management, real estate finance, and investment advisory services.

Portfolio Manager

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.

                                                        Principal Occupation
                                                        During the Past
Fund                    Employee; Year; Title           Five (5) Years*
--------------------------------------------------------------------------------
Alliance Premier        Alfred Harrison; since          Associated with
Growth Fund             inception--Vice Chairman        Alliance
                        of Alliance Capital
                        Management Corporation
                        (ACMC)**

Alliance Growth         Tyler Smith; since inception    Associated with
Fund                    --Senior Vice President         Alliance
                        of ACMC

Alliance Technology     Peter Anastos; since 1992       Associated with
Fund                    --Senior Vice President         Alliance
                        of ACMC

                        Gerald T. Malone; since 1992    Associated with
                        --Senior Vice President         Alliance
                        of ACMC

                                                        During the Past
Fund                    Employee; Year; Title           Five (5) Years*
--------------------------------------------------------------------------------
Alliance Quasar         Alden M. Stewart; since 1994    Associated with
Fund                    --Executive Vice President      Alliance
                        of ACMC

                        Randall E. Haase; since 1994    Associated with
                        --Senior Vice President         Alliance
                        of ACMC

                                                        Principal Occupation
The Alliance Fund       Alden M. Stewart; since 1997    (see above)
                        --(see above)

                        Randall E. Haase; since 1997    (see above)
                        --(see above)

Alliance Growth and     Paul Rissman; since 1994        Associated with
Income Fund             --Senior Vice President         Alliance
                        of ACMC

Alliance Balanced       Paul Rissman; since 1997        (see above)
Shares                  --(see above)

Alliance Utility        Paul Rissman; since 1996        (see above)
Income Fund             --(see above)

Alliance Real Estate    Daniel G. Pine; since 1996      Associated with
Investment Fund         --Senior Vice President         Alliance since 1996;
                        of ACMC                         prior thereto; Senior
                                                        Vice President of Desai
                                                        Capital Management

                        David Kruth; since 1997         Associated with
                        --Vice President of ACMC        Alliance since 1997;
                                                        prior thereto; Senior
                                                        Vice President of
                                                        Yarmouth Group

Alliance New            Steven Beinhacker; since 1997   Associated with
Europe Fund             --Vice President of ACMC        Alliance

Alliance Worldwide      Mark H. Breedon; since          Associated with
Privatization Fund      inception Senior Vice           Alliance
                        President of ACMC and
                        Director and Vice President
                        of Alliance Capital Limited***

Alliance International  Alfred Harrison; since 1998     (see above)
Premier Growth          --(see above)
Fund

                        Thomas Kamp; since 1998         Associated with
                        --Senior Vice President         Alliance
                        of ACMC

Alliance Global         Alden M. Stewart; since 1994    (see above)
Small Cap Fund          --(see above)

                        Randall E. Haase; since 1994    (see above)
                        --(see above)

                        Mark H. Breedon; since 1998     (see above)
                        --(see above)

Alliance                Nicholas D.P. Carn;             Associated with
International Fund      since 1998                      Alliance since 1995;
                        --Senior Vice President         prior thereto; Chief
                        of ACMC.                        Investment Officer of
                                                        Dracott Partners, Inc.

Alliance Greater        Matthew W.S. Lee; since 1997    Associated with
China '97 Fund          --Vice President of ACMC        Alliance since 1997;
                                                        prior thereto;
                                                        associated with National
                                                        Mutual Funds Management
                                                        (Asia) and James Capel
                                                        and Co. since prior to
                                                        1994

Alliance All-Asia       Hiroshi Motoki; since 1998      Associated with
Investment Fund         --Senior Vice President         Alliance since 1994;
                        of ACMC and director of         prior thereto;
                        Japanese/Asian Equity           associated with
                        research                        Ford Motor Company

Alliance Global         Linda Bolton Weiser;            Associated with
Environment Fund        since 1998--Vice President      Alliance
                        of ACMC

--------------------------------------------------------------------------------
* Unless indicated otherwise, persons associated with Alliance have been employed in a portfolio management, research or investment capacity.
**    The sole general partner of Alliance.
***   An indirect wholly-owned subsidiary of Alliance.

Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios. See "Investment Objectives and Policies."

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the nineteen full calendar years during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance and cumulatively through December 31, 1998. As of December 31, 1998, the assets in the Historical Portfolios totaled approximately $15.9 billion and the average size of an institutional account in the Historical Portfolio was $529 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.

The performance data is net of all fees (including brokerage commissions) charged to those accounts. The performance data is computed in accordance with standards formulated by the Association of Investment Management and Research and has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higher than the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act ("distribution fees") are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.


As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.




To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.


The Lipper Growth Fund Index is prepared by Lipper Analytical Services, Inc. and represents a composite index of the investment performance for the 30 largest growth mutual funds. The composite investment performance of the Lipper Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.


The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*

                                                                Russell       Lipper
                      Premier   Historical      S&P 500          1000         Growth
                      Growth    Portfolios       Index       Growth Index   Fund Index
                       Fund   Total Return**  Total Return   Total Return  Total Return
Year ended December:
1998*** .........      42.97%     52.16%         28.60%         38.71%         25.69%
1997*** .........      27.05      34.64          33.36          30.49          25.30
1996*** .........      18.84      22.06          22.96          23.12          17.48
1995*** .........      40.66      39.83          37.58          37.19          32.65
1994 ............      (9.78)     (4.82)         (1.32)          2.66          (1.57)
1993 ............       5.35      10.54          10.08           2.90          11.98
1992 ............         --      12.18           7.62           5.00           7.63
1991 ............         --      38.91          30.47          41.16          35.20
1990 ............         --      (1.57)         (3.10)         (0.26)         (5.00)
1989 ............         --      38.80          31.69          35.92          28.60
1988 ............         --      10.88          16.61          11.27          15.80
1987 ............         --       8.49           5.25           5.31           1.00
1986 ............         --      27.40          18.67          15.36          15.90
1985 ............         --      37.41          31.73          32.85          30.30
1984 ............         --      (3.31)          6.27           (.95)         (2.80)
1983 ............         --      20.80          22.56          15.98          22.30
1982 ............         --      28.02          21.55          20.46          20.20
1981 ............         --      (1.09)         (4.92)        (11.31)         (8.40)
1980 ............         --      50.73          32.50          39.57          37.30
1979 ............         --      30.76          18.61          23.91          27.40
Cumulative total
return for
the period
January 1, 1979 to
December 31, 1998         --       4708%           2525%           2373%           2003%

--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions. The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge.
** Assumes imposition of the maximum advisory fee charged by Alliance for any Historical Portfolio for the period involved.
*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 1998 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS


                                                                Russell       Lipper
                      Premier   Historical      S&P 500          1000         Growth
                      Growth    Portfolios       Index       Growth Index   Fund Index
One year ........      42.97%     52.16%         28.60%         38.71%         25.69%
Three years .....      33.03      35.74          28.23          30.62          23.67
Five years ......      26.65      27.19          24.05          25.70          19.82
Ten years .......      24.38+     22.86          19.19          20.57          17.21
Since January 1,
1979 ............         --      21.37          17.75          17.40          16.45

--------------------------------------------------------------------------------
+     Since inception on 9/28/92

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                           PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m. Eastern time each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds' value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund. Your purchase of Fund shares may be subject to an initial sales charge. Sales of Fund shares may be subject to a contingent deferred sales charge or CDSC. See the next section of this Prospectus, Distribution Arrangements, for details.

HOW TO BUY SHARES

You may purchase a Funds' shares through broker-dealers, banks, or other financial intermediaries. You also may purchase shares directly from the Funds' principal underwriter, Alliance Fund Distributors, Inc., or AFD.

Minimum investment amounts are:

      --Initial:                        $250
      --Subsequent:                     $ 50
      --Automatic Investment Program:   $ 25


If you are an existing Fund shareholder, you may purchase shares by electronic funds transfer in amounts not exceeding $500,000 if you have completed the appropriate section of the Shareholder Application. Call 800-221-5672 to arrange a transfer from your bank account.

A Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not provided the Fund with their certified taxpayer identification number. To avoid this, you must provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.


A Fund may refuse any order to purchase shares. In particular, the Funds reserve the right to restrict purchases of shares (including through exchanges) when they appear to evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Fund shares for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by Alliance). Exchanges of shares are made at the next determined NAV, without sales or service charges. You may request an exchange by mail or telephone. You must call by 4:00 p.m. Eastern time to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES

You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV, less any applicable CDSC, after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days).

o     Selling Shares Through Your Broker

Your broker must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV, less any applicable CDSC. Your broker is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o     Selling Shares Directly to the Fund

By Mail:

      -- Send a signed letter of instruction or stock power, along with certificates, to:

                          Alliance Fund Services, Inc.
                                  P.O. Box 1520
                            Secaucus, N.J. 07906-1520
                                  800-221-5672


      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone redemption request must be received by 4:00 p.m. Eastern time for you to receive that day's NAV, less any applicable CDSC.


      -- If you have selected electronic funds transfer in your Shareholder Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.


      -- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

--------------------------------------------------------------------------------

                            DIVIDENDS, DISTRIBUTIONS
--------------------------------------------------------------------------------
                                    AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate net asset value as of the close of business on the day following the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network. There is no sales or other charge on the reinvestment of Fund dividends and distributions.


If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.


The Funds expect that their distributions will consist either of net income or long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes.

While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to Alliance Real Estate Investment Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a full credit or deduction for the amount of such taxes.


Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. See the Fund's SAI for a further explanation of these tax issues.

If you buy shares just before a Fund deducts a distribution from its net asset value, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------

                            DISTRIBUTION ARRANGEMENTS
--------------------------------------------------------------------------------

Share Classes. The Funds offer three classes of shares.

CLASS A SHARES--INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV with an initial sales charge as follows:

                                         Initial Sales Charge


                                       As % of          As % of       Commission
                                      Net Amount        Offering      to Dealer/
                                       Invested          Price         Agent as
                                                                         % of
                                                                       Offering
Amount Purchased                                                        Price
--------------------------------------------------------------------------------
Up to $100,000                           4.44%            4.25%         4.00%
$100,000 up to $250,000                  3.36             3.25          3.00
$250,000 up to $500,000                  2.30             2.25          2.00
$500,000 up to $1,000,000                1.78             1.75          1.50


You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1% CDSC if you redeem your shares within 1 year. Alliance may pay the dealer or agent a fee of up to 1% of the dollar amount purchased. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under a Fund's Combined Purchase Privilege, Cumulative Quantity Discount, Statement of Intention, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value Programs. Consult the Subscription Application and a Fund's SAI for additional information about these options.

CLASS B SHARES--DEFERRED SALES CHARGE ALTERNATIVE


You can purchase Class B Shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a CDSC if you redeem shares within 4 years of purchase. The CDSC varies depending of the number of years you hold the shares. The CDSC amounts are:

            Years Since Purchase                  CDSC
            First                                 4.0%
            Second                                3.0%
            Third                                 2.0%
            Fourth                                1.0%
            Fifth                                 None

If you exchange your shares for the Class B shares of another Alliance Mutual Fund, the CDSC also will apply to those Class B shares. The CDSC period begins with the date of your original purchase, not the date of exchange for the other Class B shares.

The Fund's Class B shares purchased for cash automatically convert to Class A shares eight years after the end of the month of your purchase. If you purchase shares by exchange for the Class B shares of another Alliance Mutual Fund, the conversion period runs from the date of your original purchase.


CLASS C SHARES--ASSET-BASED SALES CHARGE ALTERNATIVE


You can purchase shares at NAV without an initial sales charge. A Fund will thus receive the full amount of your purchase. Your investment, however, will be subject to a 1% CDSC if you redeem your shares within 1 year. If you exchange your shares for the Class C shares of another Alliance Mutual Fund, the 1% CDSC also will apply to those Class C shares. The 1-year period for the CDSC begins with the date of your original purchase, not the date of the exchange for the other Class C shares.

Class C shares do not convert to any other class of shares of the Fund.


Asset-based Sales Charge or Rule 12b-1 Fees. Each Fund has adopted a plan under Commission Rule 12b-1 that allows the Fund to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. The amount of these fees for each class of the Fund's shares is:

                                Rule 12b-1 Fee (As a Percentage of
                                Aggregate Average Daily Net Assets)
Class A                                         .30%*
Class B                                        1.00%
Class C                                        1.00%

--------------------------------------------------------------------------------
The fee under the Rule 12b-1 Plan for the Class A shares of Alliance
       Growth Fund and Alliance Premier Growth Fund is .50% of the aggregate average daily net assets. The Directors of Alliance Growth Fund currently limit the payments to .30%. The Directors of Alliance Premier Growth Fund limit payments for Class A shares purchased after November 1993 to .30% of aggregate average daily net assets.


Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class B and Class C shares are subject to higher distribution fees than Class A shares (Class B shares are subject to these higher fees for a period of eight years, after which they convert to Class A shares). The higher fees mean a higher expense ratio, so Class B and Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares.

Choosing a Class of Shares. The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are making a smaller investment, you might consider purchasing Class B shares because 100% of your purchase is invested immediately. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one year or more. Dealers and agents may receive differing compensation for selling Class A, Class B, or Class C shares. There is no size limit on purchases of Class A shares. The maximum purchase of Class B shares is $250,000. The maximum purchase of Class C shares is $1,000,000.

You should consult your financial agent to assist in choosing a class of Fund shares.

Application of the CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption (or, as to Fund shares acquired through an exchange, the cost of the Alliance Mutual Fund shares originally purchased for cash). Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder, to meet the requirements of certain qualified retirement plans, or under a monthly, bimonthly, or quarterly systematic withdrawal plan. See the Fund's SAI for further information about CDSC waivers.


Other. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary, or other financial representative with respect to the purchase, sale, or exchange of Class A, Class B, or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase, sale, or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

In addition to the discount or commission paid to dealers or agents, AFD from time to time pays additional cash or other incentives to dealers or agents for the sale of shares of the Funds. These additional amounts may be utilized, in whole or in part, in some cases together with other revenues of such dealers or agents, to provide additional compensation to registered representatives who sell shares of the Funds. On some occasions, the cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of a Fund and/or other Alliance Mutual Funds during a specific period of time. The incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent to urban or resort locations within or outside the U.S. The dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

--------------------------------------------------------------------------------
                               GENERAL INFORMATION

--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

Shareholder Services. AFS offers a variety of shareholder services. For more information about these services or your account, call AFS's toll-free number, 800-221-5672. Some services are described in the attached Subscription Application. You also may request a shareholder's manual explaining all available services by calling 800-227-4618.

Employee Benefit Plans. Certain employee benefit plans, including employer-sponsored tax-qualified 401(k) plans and other defined contribution retirement plans ("Employee Benefit Plans"), may establish requirements as to the purchase, sale or exchange of shares, including maximum and minimum initial investment requirements, that are different from those described in this Prospectus. Employee Benefit Plans also may not offer all classes of shares of the Funds. In order to enable participants investing through Employee Benefit Plans to purchase shares of the Funds, the maximum and minimum investment amounts may be different for shares purchased through Employee Benefit Plans from those described in this Prospectus. In addition, the Class A, Class B, and Class C CDSC may be waived for investments made through Employee Benefit Plans.

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------




The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the independent accountants for The Alliance Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Utility Income Fund, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent accountants for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance International Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund, Alliance Global Environment Fund, Alliance Greater China '97 Fund and Alliance Real Estate Investment Fund, whose reports along with each Fund's financial statements, are included in the SAI, which is available upon request.

                                                 Income from Investment Operations             Less Dividends and Distributions
                                           --------------------------------------------    -----------------------------------------
                                                             Net Gains
                               Net Asset                    or Losses on                    Dividends   Distributions
                                 Value,                      Securities      Total from     from Net    in Excess of   Distributions
                               Beginning   Net Investment  (both realized    Investment    Investment  Net Investment      from
   Fiscal Year or Period       of Period   Income (Loss)    and unrealized)  Operations      Income        Income      Capital Gains
   ---------------------       ---------   --------------   --------------   ----------    ----------  --------------  -------------
Alliance Premier
Growth Fund
   Class A
   Year ended 11/30/98 .....   $    22.00   $   (.15)(b)     $     7.11      $     6.96    $     0.00    $     0.00     $    (1.46)
   Year ended 11/30/97 .....        17.98       (.10)(b)           5.20            5.10          0.00          0.00          (1.08)
   Year ended 11/30/96 .....        16.09       (.04)(b)           3.20            3.16          0.00          0.00          (1.27)
   Year ended 11/30/95 .....        11.41       (.03)              5.38            5.35          0.00          0.00           (.67)
   Year ended 11/30/94 .....        11.78       (.09)              (.28)           (.37)         0.00          0.00           0.00
   Class B
   Year ended 11/30/98 .....   $    21.26   $   (.30)(b)     $     6.83      $     6.53    $     0.00    $     0.00     $    (1.46)
   Year ended 11/30/97 .....        17.52       (.23)(b)           5.05            4.82          0.00          0.00          (1.08)
   Year ended 11/30/96 .....        15.81       (.14)(b)           3.12            2.98          0.00          0.00          (1.27)
   Year ended 11/30/95 .....        11.29       (.11)              5.30            5.19          0.00          0.00           (.67)
   Year ended 11/30/94 .....        11.72       (.15)              (.28)           (.43)         0.00          0.00           0.00
   Class C
   Year ended 11/30/98 .....   $    21.29   $   (.31)(b)     $     6.84      $     6.53    $     0.00    $     0.00     $    (1.46)
   Year ended 11/30/97 .....        17.54       (.24)(b)           5.07            4.83          0.00          0.00          (1.08)
   Year ended 11/30/96 .....        15.82       (.14)(b)           3.13            2.99          0.00          0.00          (1.27)
   Year ended 11/30/95 .....        11.30       (.08)              5.27            5.19          0.00          0.00           (.67)
   Year ended 11/30/94 .....        11.72       (.09)              (.33)           (.42)         0.00          0.00           0.00
Alliance Growth Fund
   Class A
   Year ended 10/31/98 .....   $    43.95   $   (.05)(b)     $     6.18      $     6.13    $     0.00    $     0.00     $    (2.91)
   Year ended 10/31/97 .....        34.91       (.10)(b)          10.17           10.07          0.00          0.00          (1.03)
   Year ended 10/31/96 .....        29.48        .05               6.20            6.25          (.19)         0.00           (.63)
   Year ended 10/31/95 .....        25.08        .12               4.80            4.92          (.11)         0.00           (.41)
   5/1/94 to 10/31/94** ....        23.89        .09               1.10            1.19          0.00          0.00           0.00
   Year ended 4/30/94 ......        22.67       (.01)(c)           3.55            3.54          0.00          0.00          (2.32)
   Class B
   Year ended 10/31/98 .....   $    36.31   $   (.31)(b)     $     5.06      $     4.75    $     0.00    $     0.00     $    (2.91)
   Year ended 10/31/97 .....        29.21       (.31)(b)           8.44            8.13          0.00          0.00          (1.03)
   Year ended 10/31/96 .....        24.78       (.12)              5.18            5.06          0.00          0.00           (.63)
   Year ended 10/31/95 .....        21.21       (.02)              4.01            3.99          (.01)         0.00           (.41)
   5/1/94 to 10/31/94** ....        20.27        .01                .93             .94          0.00          0.00           0.00
   Year ended 4/30/94 ......        19.68       (.07)(c)           2.98            2.91          0.00          0.00          (2.32)
   Class C
   Year ended 10/31/98 .....   $    36.33   $   (.31)(b)     $     5.06      $     4.75    $     0.00    $     0.00     $    (2.91)
   Year ended 10/31/97 .....        29.22       (.31)(b)           8.45            8.14          0.00          0.00          (1.03)
   Year ended 10/31/96 .....        24.79       (.12)              5.18            5.06          0.00          0.00           (.63)
   Year ended 10/31/95 .....        21.22       (.03)              4.02            3.99          (.01)         0.00           (.41)
   5/1/94 to 10/31/94** ....        20.28        .01                .93             .94          0.00          0.00           0.00
   8/2/93++ to 4/30/94 .....        21.47       (.02)(c)           1.15            1.13          0.00          0.00          (2.32)
Alliance Technology Fund
   Class A
   Year ended 11/30/98 .....   $    54.44   $   (.68)(b)     $    15.42      $    14.74    $     0.00    $     0.00     $     (.58)
   Year ended 11/30/97 .....        51.15       (.51)(b)           4.22            3.71          0.00          0.00           (.42)
   Year ended 11/30/96 .....        46.64       (.39)(b)           7.28            6.89          0.00          0.00          (2.38)
   Year ended 11/30/95 .....        31.98       (.30)(b)          18.13           17.83          0.00          0.00          (3.17)
   1/1/94 to 11/30/94** ....        26.12       (.32)              6.18            5.86          0.00          0.00           0.00
   Class B
   Year ended 11/30/98 .....   $    52.58   $  (1.08)(b)     $    14.83      $    13.75    $     0.00    $     0.00     $     (.58)
   Year ended 11/30/97 .....        49.76       (.88)(b)           4.12            3.24          0.00          0.00           (.42)
   Year ended 11/30/96 .....        45.76       (.70)(b)           7.08            6.38          0.00          0.00          (2.38)
   Year ended 11/30/95 .....        31.61       (.60)(b)          17.92           17.32          0.00          0.00          (3.17)
   1/1/94 to 11/30/94** ....        25.98       (.23)              5.86            5.63          0.00          0.00           0.00
   Class C
   Year ended 11/30/98 .....   $    52.57   $  (1.08)(b)     $    14.83      $    13.75    $     0.00    $     0.00     $     (.58)
   Year ended 11/30/97 .....        49.76       (.88)(b)           4.11            3.23          0.00          0.00           (.42)
   Year ended 11/30/96 .....        45.77       (.70)(b)           7.07            6.37          0.00          0.00          (2.38)
   Year ended 11/30/95 .....        31.61       (.58)(b)          17.91           17.33          0.00          0.00          (3.17)
   1/1/94 to 11/30/94** ....        25.98       (.24)              5.87            5.63          0.00          0.00           0.00
Alliance Quasar Fund
   Class A
   Year ended 9/30/98 ......   $    30.37   $   (.17)(b)     $    (6.70)     $    (6.87)   $     0.00    $     0.00     $    (1.23)
   Year ended 9/30/97 ......        27.92       (.24)(b)           6.80            6.56          0.00          0.00          (4.11)
   Year ended 9/30/96 ......        24.16       (.25)              8.82            8.57          0.00          0.00          (4.81)
   Year ended 9/30/95 ......        22.65       (.22)(b)           5.59            5.37          0.00          0.00          (3.86)
   Year ended 9/30/94 ......        24.43       (.60)              (.36)           (.96)         0.00          0.00           (.82)
   Class B
   Year ended 9/30/98 ......   $    27.83   $   (.36)(b)     $    (6.07)     $    (6.43)   $     0.00    $     0.00     $    (1.23)
   Year ended 9/30/97 ......        26.13       (.42)(b)          (6.23)           5.81          0.00          0.00          (4.11)
   Year ended 9/30/96 ......        23.03       (.20)              8.11            7.91          0.00          0.00          (4.81)
   Year ended 9/30/95 ......        21.92       (.37)(b)           5.34            4.97          0.00          0.00          (3.86)
   Year ended 9/30/94 ......        23.88       (.53)              (.61)          (1.14)         0.00          0.00           (.82)
------------------------------------------------------------------------------------------------------------------------------------
Please refer to the footnotes on page 66.

                           Less Distributions                                          Ratios/Supplemental Data
                           ------------------                         --------------------------------------------------------------

                                 Total         Net Asset                                 Ratio of      Ratio of Net
                               Dividends         Value,                 Net Assets,      Expenses       Income/Loss
                                 and            End of      Total      End of Period    to Average      to Average       Portfolio
   Fiscal Year or Period     Distributions      Period    Return (a)  (000's omitted)   Net Assets      Net Assets     Turnover Rate
   ---------------------     -------------     ---------  ----------  ---------------   ----------     ------------    -------------
Alliance Premier
Growth Fund
   Class A
   Year ended 11/30/98 ....   $    (1.46)     $    27.50    33.94%      $1,418,262         1.59%(f)         (.59)%           82%
   Year ended 11/30/97 ....        (1.08)          22.00    30.46          373,099         1.57             (.52)            76
   Year ended 11/30/96 ....        (1.27)          17.98    21.52          172,870         1.65             (.27)            95
   Year ended 11/30/95 ....         (.67)          16.09    49.95           72,366         1.75             (.28)           114
   Year ended 11/30/94 ....         0.00           11.41    (3.14)          35,146         1.96             (.67)            98
   Class B
   Year ended 11/30/98 ....   $    (1.46)     $    26.33    33.04%      $2,799,288         2.28%(f)        (1.27)%           82%
   Year ended 11/30/97 ....        (1.08)          21.26    29.62          858,449         2.25            (1.20)            76
   Year ended 11/30/96 ....        (1.27)          17.52    20.70          404,137         2.32             (.94)            95
   Year ended 11/30/95 ....         (.67)          15.81    49.01          238,088         2.43             (.95)           114
   Year ended 11/30/94 ....         0.00           11.29    (3.67)         139,988         2.47            (1.19)            98
   Class C
   Year ended 11/30/98 ....   $    (1.46)     $    26.36    32.99%      $  862,193         2.28%(f)        (1.30)%           82%
   Year ended 11/30/97 ....        (1.08)          21.29    29.64          177,923         2.24            (1.22)            76
   Year ended 11/30/96 ....        (1.27)          17.54    20.76           60,194         2.32             (.94)            95
   Year ended 11/30/95 ....         (.67)          15.82    48.96           20,679         2.42             (.97)           114
   Year ended 11/30/94 ....         0.00           11.30    (3.58)           7,332         2.47            (1.16)            98
Alliance Growth Fund
   Class A
   Year ended 10/31/98 ....   $    (2.91)     $    47.17    14.56%      $1,008,093         1.22%(f)         (.11)%           61%
   Year ended 10/31/97 ....        (1.03)          43.95    29.54          783,110         1.26(f)          (.25)            48
   Year ended 10/31/96 ....         (.82)          34.91    21.65          499,459         1.30              .15             46
   Year ended 10/31/95 ....         (.52)          29.48    20.18          285,161         1.35              .56             61
   5/1/94 to 10/31/94** ...         0.00           25.08     4.98          167,800         1.35*             .86*            24
   Year ended 4/30/94 .....        (2.32)          23.89    15.66          102,406         1.40(d)           .32             87
   Class B
   Year ended 10/31/98 ....   $    (2.91)     $    38.15    13.78%      $4,230,756         1.94%(f)         (.83)%           61%
   Year ended 10/31/97 ....        (1.03)          36.31    28.64        3,578,806         1.96(f)          (.94)            48
   Year ended 10/31/96 ....         (.63)          29.21    20.82        2,498,097         1.99             (.54)            46
   Year ended 10/31/95 ....         (.42)          24.78    19.33        1,052,020         2.05             (.15)            61
   5/1/94 to 10/31/94** ...         0.00           21.21     4.64          751,521         2.05*             .16*            24
   Year ended 4/30/94 .....        (2.32)          20.27    14.79          394,227         2.10(d)          (.36)            87
   Class C
   Year ended 10/31/98 ....   $    (2.91)     $    38.17    13.76%      $  718,688         1.93%(f)         (.83)%           61%
   Year ended 10/31/97 ....        (1.03)          36.33    28.66          599,449         1.97(f)          (.95)            48
   Year ended 10/31/96 ....         (.63)          29.22    20.81          403,478         2.00             (.55)            46
   Year ended 10/31/95 ....         (.42)          24.79    19.32          226,662         2.05             (.15)            61
   5/1/94 to 10/31/94** ...         0.00           21.22     4.64          114,455         2.05*             .16*            24
   8/2/93++ to 4/30/94 ....        (2.32)          20.28     5.27           64,030         2.10*(d)         (.31)*           87
Alliance Technology Fund
   Class A
   Year ended 11/30/98 ....   $     (.58)     $    68.60    27.36%      $  824,636         1.66%(f)        (1.13)%           67%
   Year ended 11/30/97 ....         (.42)          54.44     7.32          624,716         1.67(f)          (.97)            51
   Year ended 11/30/96 ....        (2.38)          51.15    16.05          594,861         1.74             (.87)            30
   Year ended 11/30/95 ....        (3.17)          46.64    61.93          398,262         1.75             (.77)            55
   1/1/94 to 11/30/94** ...         0.00           31.98    22.43          202,929         1.66*           (1.22)*           55
   Class B
   Year ended 11/30/98 ....   $     (.58)     $    65.75    26.44%      $1,490,578         2.39%(f)        (1.86)%           67%
   Year ended 11/30/97 ....         (.42)          52.58     6.57        1,053,436         2.38(f)         (1.70)            51
   Year ended 11/30/96 ....        (2.38)          49.76    15.20          660,921         2.44            (1.61)            30
   Year ended 11/30/95 ....        (3.17)          45.76    60.95          277,111         2.48            (1.47)            55
   1/1/94 to 11/30/94** ...         0.00           31.61    21.67           18,397         2.43*           (1.95)*           55
   Class C
   Year ended 11/30/98 ....   $     (.58)     $    65.74    26.44%      $  271,320         2.40%(f)        (1.87)%           67%
   Year ended 11/30/97 ....         (.42)          52.57     6.55          184,194         2.38(f)         (1.70)            51
   Year ended 11/30/96 ....        (2.38)          49.76    15.17          108,488         2.44            (1.60)            30
   Year ended 11/30/95 ....        (3.17)          45.77    60.98           43,161         2.48            (1.47)            55
   1/1/94 to 11/30/94** ...         0.00           31.61    21.67            7,470         2.41*           (1.94)*           55
Alliance Quasar Fund
   Class A
   Year ended 9/30/98 .....   $    (1.23)     $    22.27   (23.45)%     $  495,070         1.61%(f)         (.59)%          109%
   Year ended 9/30/97 .....        (4.11)          30.37    27.81          402,081         1.67             (.91)           135
   Year ended 9/30/96 .....        (4.81)          27.92    42.42          229,798         1.79            (1.11)           168
   Year ended 9/30/95 .....        (3.86)          24.16    30.73          146,663         1.83            (1.06)           160
   Year ended 9/30/94 .....         (.82)          22.65    (4.05)         155,470         1.67            (1.15)           110
   Class B
   Year ended 9/30/98 .....   $    (1.23)     $    20.17   (24.03)%     $  625,147         2.39%(f)        (1.36)%          109%
   Year ended 9/30/97 .....        (4.11)          27.83    26.70          503,037         2.51            (1.73)           135
   Year ended 9/30/96 .....        (4.81)          26.13    41.48          112,490         2.62            (1.96)           168
   Year ended 9/30/95 .....        (3.86)          23.03    29.78           16,604         2.65            (1.88)           160
   Year ended 9/30/94 .....         (.82)          21.92    (4.92)          13,901         2.50            (1.98)           110
------------------------------------------------------------------------------------------------------------------------------------


                                    58 & 59

                                                 Income from Investment Operations             Less Dividends and Distributions
                                           --------------------------------------------    -----------------------------------------
                                                             Net Gains
                               Net Asset                    or Losses on                    Dividends   Distributions
                                 Value,                      Securities      Total from     from Net    in Excess of   Distributions
                               Beginning   Net Investment  (both realized    Investment    Investment  Net Investment      from
   Fiscal Year or Period       of Period   Income (Loss)    and unrealized)  Operations      Income        Income      Capital Gains
   ---------------------       ---------   --------------   --------------   ----------    ----------  --------------  -------------
Alliance Quasar
Fund (continued)
   Class C
   Year ended 9/30/98 ......   $    27.85   $   (.35)(b)     $    (6.09)     $  (6.44)     $     0.00    $     0.00     $    (1.23)
   Year ended 9/30/97 ......        26.14       (.42)(b)           6.24          5.82            0.00          0.00          (4.11)
   Year ended 9/30/96 ......        23.05       (.20)              8.10          7.90            0.00          0.00          (4.81)
   Year ended 9/30/95 ......        21.92       (.37)(b)           5.36          4.99            0.00          0.00          (3.86)
   Year ended 9/30/94 ......        23.88       (.36)              (.78)        (1.14)           0.00          0.00           (.82)
The Alliance Fund
   Class A
   Year ended 11/30/98 .....   $     8.70   $   (.02)(b)     $     (.54)     $   (.56)     $     0.00    $     0.00     $    (2.17)
   Year ended 11/30/97 .....         7.71       (.02)(b)           2.09          2.07            (.02)         0.00          (1.06)
   Year ended 11/30/96 .....         7.72        .02(b)            1.06          1.08            (.02)         0.00          (1.07)
   Year ended 11/30/95 .....         6.63        .02               2.08          2.10            (.01)         0.00          (1.00)
   1/1/94 to 11/30/94** ....         6.85        .01               (.23)         (.22)           0.00          0.00           0.00
   Class B
   Year ended 11/30/98 .....   $     8.25   $   (.07)(b)     $     (.50)     $   (.57)     $     0.00    $     0.00     $    (2.17)
   Year ended 11/30/97 .....         7.40       (.08)(b)           1.99          1.91            0.00          0.00          (1.06)
   Year ended 11/30/96 .....         7.49       (.01)               .99           .98            0.00          0.00          (1.07)
   Year ended 11/30/95 .....         6.50       (.03)(b)           2.02          1.99            0.00          0.00          (1.00)
   1/1/94 to 11/30/94** ....         6.76       (.03)              (.23)         (.26)           0.00          0.00           0.00
   Class C
   Year ended 11/30/98 .....   $     8.26   $   (.07)(b)     $     (.52)     $   (.59)     $     0.00    $     0.00     $    (2.17)
   Year ended 11/30/97 .....         7.41       (.08)(b)           1.99          1.91            0.00          0.00          (1.06)
   Year ended 11/30/96 .....         7.50       (.02)              1.00           .98            0.00          0.00          (1.07)
   Year ended 11/30/95 .....         6.50       (.03)(b)           2.03          2.00            0.00          0.00          (1.00)
   1/1/94 to 11/30/94** ....         6.77       (.03)              (.24)         (.27)           0.00          0.00           0.00
   5/3/93++ to 12/31/93 ....         6.67       (.02)               .88           .86            0.00          0.00           (.76)
Alliance Growth and
Income Fund
   Class A
   Year ended 10/31/98 .....   $     3.48   $    .03(b)      $      .43      $    .46      $     (.04)   $     0.00     $     (.46)
   Year ended 10/31/97 .....         3.00        .04(b)             .87           .91            (.05)         0.00           (.38)
   Year ended 10/31/96 .....         2.71        .05                .50           .55            (.05)         0.00           (.21)
   Year ended 10/31/95 .....         2.35        .02                .52           .54            (.06)         0.00           (.12)
   Year ended 10/31/94 .....         2.61        .06               (.08)         (.02)           (.06)         0.00           (.18)
   Class B
   Year ended 10/31/98 .....   $     3.45   $    .01(b)      $      .43      $    .44      $     (.02)   $     0.00     $     (.46)
   Year ended 10/31/97 .....         2.99        .02(b)             .85           .87            (.03)         0.00           (.38)
   Year ended 10/31/96 .....         2.69        .03                .51           .54            (.03)         0.00           (.21)
   Year ended 10/31/95 .....         2.34        .01                .49           .50            (.03)         0.00           (.12)
   Year ended 10/31/94 .....         2.60        .04               (.08)         (.04)           (.04)         0.00           (.18)
   Class C
   Year ended 10/31/98 .....   $     3.45   $    .01(b)      $      .43      $    .44      $     (.02)   $     0.00     $     (.46)
   Year ended 10/31/97 .....         2.99        .02(b)             .85           .87            (.03)         0.00           (.38)
   Year ended 10/31/96 .....         2.70        .03                .50           .53            (.03)         0.00           (.21)
   Year ended 10/31/95 .....         2.34        .01                .50           .51            (.03)         0.00           (.12)
   Year ended 10/31/94 .....         2.60        .04               (.08)         (.04)           (.04)         0.00           (.18)
Alliance Balanced Shares
   Class A
   Year ended 7/31/98 ......   $    16.17   $    .33(b)      $     1.86      $   2.19      $     (.32)   $     0.00     $    (2.07)
   Year ended 7/31/97 ......        14.01        .31(b)            3.97          4.28            (.32)         0.00          (1.80)
   Year ended 7/31/96 ......        15.08        .37                .45           .82            (.41)         0.00          (1.48)
   Year ended 7/31/95 ......        13.38        .46               1.62          2.08            (.36)         0.00           (.02)
   Period ended 7/31/94** ..        14.40        .29               (.74)         (.45)           (.28)         0.00           (.29)
   Class B
   Year ended 7/31/98 ......   $    15.83   $    .21(b)      $     1.81      $   2.02      $     (.24)   $     0.00     $    (2.07)
   Year ended 7/31/97 ......        13.79        .19(b)            3.89          4.08            (.24)         0.00          (1.80)
   Year ended 7/31/96 ......        14.88        .28                .42           .70            (.31)         0.00          (1.48)
   Year ended 7/31/95 ......        13.23        .30               1.65          1.95            (.28)         0.00           (.02)
   Period ended 7/31/94** ..        14.27        .22               (.75)         (.53)           (.22)         0.00           (.29)
   Class C
   Year ended 7/31/98 ......   $    15.86   $    .21(b)      $     1.81      $   2.02      $     (.24)   $     0.00     $    (2.07)
   Year ended 7/31/97 ......        13.81        .20(b)            3.89          4.09            (.24)         0.00          (1.80)
   Year ended 7/31/96 ......        14.89        .26                .45           .71            (.31)         0.00          (1.48)
   Year ended 7/31/95 ......        13.24        .30               1.65          1.95            (.28)         0.00           (.02)
   Period ended 7/31/94** ..        14.28        .24               (.77)         (.53)           (.22)         0.00           (.29)
Alliance Utility Income Fund
   Class A
   Year ended 11/30/98 .....   $    12.48   $    .30(b)(c)   $     2.69      $   2.99      $     (.32)   $     0.00     $     (.47)
   Year ended 11/30/97 .....        10.59        .32(b)(c)         2.04          2.36            (.34)         0.00           (.13)
   Year ended 11/30/96 .....        10.22        .18(b)(c)          .65           .83            (.46)         0.00           0.00
   Year ended 11/30/95 .....         8.97        .27(c)            1.43          1.70            (.45)         0.00           0.00
   Year ended 11/30/94 .....         9.92        .42(c)            (.89)         (.47)           (.48)         0.00           0.00
------------------------------------------------------------------------------------------------------------------------------------
Please refer to the footnotes on page 66.

                            Less Distributions                                            Ratios/Supplemental Data
                            ------------------                           -----------------------------------------------------------

                                   Total         Net Asset                                  Ratio of    Ratio of Net
                                 Dividends         Value,                  Net Assets,      Expenses     Income/Loss
                                   and            End of       Total      End of Period    to Average    to Average      Portfolio
   Fiscal Year or Period       Distributions      Period     Return (a)  (000's omitted)   Net Assets    Net Assets    Turnover Rate
   ---------------------       -------------     ---------   ----------  ---------------   ----------   ------------   -------------
Alliance Quasar
Fund (continued)
   Class C
   Year ended 9/30/98 ......    $    (1.23)     $    20.18    (24.05)%     $  182,110         2.38%(f)      (1.35)%         109%
   Year ended 9/30/97 ......         (4.11)          27.85     26.74          145,494         2.50          (1.72)          135
   Year ended 9/30/96 ......         (4.81)          26.14     41.46           28,541         2.61          (1.94)          168
   Year ended 9/30/95 ......         (3.86)          23.05     29.87            1,611         2.64*         (1.76)*         160
   Year ended 9/30/94 ......          (.82)          21.92     (4.92)           1,220         2.48          (1.96)          110
The Alliance Fund
   Class A
   Year ended 11/30/98 .....    $    (2.17)     $     5.97     (8.48)%     $  953,181         1.03%          (.36)%         106%
   Year ended 11/30/97 .....         (1.08)           8.70     31.82        1,201,435         1.03           (.29)          158
   Year ended 11/30/96 .....         (1.09)           7.71     16.49          999,067         1.04            .30            80
   Year ended 11/30/95 .....         (1.01)           7.72     37.87          945,309         1.08            .31            81
   1/1/94 to 11/30/94** ....          0.00            6.63     (3.21)         760,679         1.05*           .21*           63
   Class B
   Year ended 11/30/98 .....    $    (2.17)     $     5.51     (9.27)%     $   85,456         1.84%         (1.17)%         106%
   Year ended 11/30/97 .....         (1.06)           8.25     30.74           70,461         1.85          (1.12)          158
   Year ended 11/30/96 .....         (1.07)           7.40     15.47           44,450         1.87           (.53)           80
   Year ended 11/30/95 .....         (1.00)           7.49     36.61           31,738         1.90           (.53)           81
   1/1/94 to 11/30/94** ....          0.00            6.50     (3.85)          18,138         1.89*          (.60)*          63
   Class C
   Year ended 11/30/98 .....    $    (2.17)     $     5.50     (9.58)%     $   21,231         1.84%         (1.18)%         106%
   Year ended 11/30/97 .....         (1.06)           8.26     30.72           18,871         1.83          (1.10)          158
   Year ended 11/30/96 .....         (1.07)           7.41     15.48           13,899         1.86           (.51)           80
   Year ended 11/30/95 .....         (1.00)           7.50     36.79           10,078         1.89           (.51)           81
   1/1/94 to 11/30/94** ....          0.00            6.50     (3.99)           6,230         1.87*          (.59)*          63
   5/3/93++ to 12/31/93 ....          (.76)           6.77     13.95            4,006         1.94*          (.74)*          66
Alliance Growth and
Income Fund
   Class A
   Year ended 10/31/98 .....    $     (.50)     $     3.44     14.70%      $  988,965          .93%(f)        .96%           89%
   Year ended 10/31/97 .....          (.43)           3.48     33.28          787,566          .92(f)        1.39            88
   Year ended 10/31/96 .....          (.26)           3.00     21.51          553,151          .97           1.73            88
   Year ended 10/31/95 .....          (.18)           2.71     24.21          458,158         1.05           1.88           142
   Year ended 10/31/94 .....          (.24)           2.35      (.67)         414,386         1.03           2.36            68
   Class B
   Year ended 10/31/98 .....    $     (.48)     $     3.41     14.07%      $  787,730         1.72%(f)        .17%           89%
   Year ended 10/31/97 .....          (.41)           3.45     31.83          456,399         1.72(f)         .56            88
   Year ended 10/31/96 .....          (.24)           2.99     21.20          235,263         1.78            .91            88
   Year ended 10/31/95 .....          (.15)           2.69     22.84          136,758         1.86           1.05           142
   Year ended 10/31/94 .....          (.22)           2.34     (1.50)         102,546         1.85           1.56            68
   Class C
   Year ended 10/31/98 .....    $     (.48)     $     3.41     14.07%      $  179,487         1.72%(f)        .18%           89%
   Year ended 10/31/97 .....          (.41)           3.45     31.83          106,526         1.71(f)         .58            88
   Year ended 10/31/96 .....          (.24)           2.99     20.72           61,356         1.76            .93            88
   Year ended 10/31/95 .....          (.15)           2.70     23.30           35,835         1.84           1.04           142
   Year ended 10/31/94 .....          (.22)           2.34     (1.50)          19,395         1.84           1.61            68
Alliance Balanced Shares
   Class A
   Year ended 7/31/98 ......    $    (2.39)     $    15.97     14.99%      $  123,623         1.30%(f)       2.07%          145%
   Year ended 7/31/97 ......         (2.12)          16.17     33.46          115,500         1.47(f)        2.11           207
   Year ended 7/31/96 ......         (1.89)          14.01      5.23          102,567         1.38           2.41           227
   Year ended 7/31/95 ......          (.38)          15.08     15.99          122,033         1.32           3.12           179
   Period ended 7/31/94** ..          (.57)          13.38     (3.21)         157,637         1.27*          2.50*          116
   Class B
   Year ended 7/31/98 ......    $    (2.31)     $    15.54     14.13%      $   47,782         2.06%(f)       1.34%          145%
   Year ended 7/31/97 ......         (2.04)          15.83     32.34           24,192         2.25(f)        1.32           207
   Year ended 7/31/96 ......         (1.79)          13.79      4.45           18,393         2.16           1.61           227
   Year ended 7/31/95 ......          (.30)          14.88     15.07           15,080         2.11           2.30           179
   Period ended 7/31/94** ..          (.51)          13.23     (3.80)          14,347         2.05*          1.73*          116
   Class C
   Year ended 7/31/98 ......    $    (2.31)     $    15.57     14.09%      $   10,855         2.05%(f)       1.36%          145%
   Year ended 7/31/97 ......         (2.04)          15.86     32.37            5,510         2.23(f)        1.37           207
   Year ended 7/31/96 ......         (1.79)          13.81      4.52            6,096         2.15           1.63           227
   Year ended 7/31/95 ......          (.30)          14.89     15.06            5,108         2.09           2.32           179
   Period ended 7/31/94** ..          (.51)          13.24     (3.80)           6,254         2.03*          1.81*          116
Alliance Utility Income Fund
   Class A
   Year ended 11/30/98 .....    $     (.79)     $    14.68     24.99%      $    9,793         1.50%(d)       2.23%           16%
   Year ended 11/30/97 .....          (.47)          12.48     23.10            4,117         1.50(d)        2.89            37
   Year ended 11/30/96 .....          (.46)          10.59      8.47            3,294         1.50(d)        1.67            98
   Year ended 11/30/95 .....          (.45)          10.22     19.58            2,748         1.50(d)        2.48           162
   Year ended 11/30/94 .....          (.48)           8.97     (4.86)           1,068         1.50(d)        4.13            30
------------------------------------------------------------------------------------------------------------------------------------


                                    60 & 61

                                                 Income from Investment Operations             Less Dividends and Distributions
                                           --------------------------------------------    -----------------------------------------
                                                             Net Gains
                               Net Asset                    or Losses on                    Dividends   Distributions
                                 Value,                      Securities      Total from     from Net    in Excess of   Distributions
                               Beginning   Net Investment  (both realized    Investment    Investment  Net Investment      from
   Fiscal Year or Period       of Period   Income (Loss)    and unrealized)  Operations      Income        Income      Capital Gains
   ---------------------       ---------   --------------   --------------   ----------    ----------  --------------  -------------
Alliance Utility Income Fund
(continued)
   Class B
   Year ended 11/30/98 .....   $  12.46    $    .21(b)(c)     $     2.67    $     2.88    $     (.25)     $     0.00    $     (.47)
   Year ended 11/30/97 .....      10.57         .25(b)(c)           2.04          2.29          (.27)           0.00          (.13)
   Year ended 11/30/96 .....      10.20         .10(b)(c)            .67           .77          (.40)           0.00          0.00
   Year ended 11/30/95 .....       8.96         .18(c)              1.45          1.63          (.39)           0.00          0.00
   Year ended 11/30/94 .....       9.91         .37(c)              (.91)         (.54)         (.41)           0.00          0.00
   Class C
   Year ended 11/30/98 .....   $  12.47    $    .21(b)(c)     $     2.69    $     2.90    $     (.25)     $     0.00    $     (.47)
   Year ended 11/30/97 .....      10.59         .25(b)(c)           2.03          2.28          (.27)           0.00          (.13)
   Year ended 11/30/96 .....      10.22         .11(b)(c)            .66           .77          (.40)           0.00          0.00
   Year ended 11/30/95 .....       8.97         .18(c)              1.46          1.64          (.39)           0.00          0.00
   Year ended 11/30/94 .....       9.92         .39(c)              (.93)         (.54)         (.41)           0.00          0.00
Alliance Real Estate
Investment Fund
   Class A
   Year ended 8/31/98 ......   $  12.80    $    .52(b)        $    (2.33)   $    (1.81)   $     (.51)     $     0.00    $     (.01)
   10/1/96+ to 8/31/97 .....      10.00         .30(b)              2.88          3.18          (.38)(g)        0.00          0.00
   Class B
   Year ended 8/31/98 ......   $  12.79    $    .42(b)        $    (2.33)   $    (1.91)   $     (.43)     $     0.00    $     (.01)
   10/1/96+ to 8/31/97 .....      10.00         .23(b)              2.89          3.12          (.33)(g)        0.00          0.00
   Class C
   Year ended 8/31/98 ......   $  12.79    $    .42(b)        $    (2.33)   $    (1.91)   $     (.43)     $     0.00    $     (.01)
   10/1/96+ to 8/31/97 .....      10.00         .23(b)              2.89          3.12          (.33)(g)        0.00          0.00
Alliance New Europe Fund
   Class A
   Year ended 7/31/98 ......   $  18.61    $    .05(b)        $     5.28    $     5.33    $     0.00      $     (.04)   $    (2.05)
   Year ended 7/31/97 ......      15.84         .07(b)              4.20          4.27          (.15)           (.03)        (1.32)
   Year ended 7/31/96 ......      15.11         .18                 1.02          1.20          0.00            0.00          (.47)
   Year ended 7/31/95 ......      12.66         .04                 2.50          2.54          (.09)           0.00          0.00
   Period ended 7/31/94** ..      12.53         .09                  .04           .13          0.00            0.00          0.00
   Class B
   Year ended 7/31/98 ......   $  17.87    $   (.08)(b)       $     5.02    $     4.94    $     0.00      $     0.00    $    (2.05)
   Year ended 7/31/97 ......      15.31        (.04)(b)             4.02          3.98          0.00            (.10)        (1.32)
   Year ended 7/31/96 ......      14.71         .08                  .99          1.07          0.00            0.00          (.47)
   Year ended 7/31/95 ......      12.41        (.05)                2.44          2.39          (.09)           0.00          0.00
   Period ended 7/31/94** ..      12.32         .07                  .02           .09          0.00            0.00          0.00
   Class C
   Year ended 7/31/98 ......   $  17.89    $   (.08)(b)       $     5.01    $     4.93    $     0.00      $     0.00    $    (2.05)
   Year ended 7/31/97 ......      15.33        (.04)(b)             4.02          3.98          0.00            (.10)        (1.32)
   Year ended 7/31/96 ......      14.72         .08                 1.00          1.08          0.00            0.00          (.47)
   Year ended 7/31/95 ......      12.42        (.07)                2.46          2.39          (.09)           0.00          0.00
   Period ended 7/31/94** ..      12.33         .06                  .03           .09          0.00            0.00          0.00
Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/98 ......   $  13.26    $    .10(b)        $      .85    $      .95    $     (.18)     $     0.00    $    (1.36)
   Year ended 6/30/97 ......      12.13         .15(b)              2.55          2.70          (.15)           0.00         (1.42)
   Year ended 6/30/96 ......      10.18         .10(b)              1.85          1.95          0.00            0.00          0.00
   Year ended 6/30/95 ......       9.75         .06                  .37           .43          0.00            0.00          0.00
   6/2/94+ to 6/30/94 ......      10.00         .01                 (.26)         (.25)         0.00            0.00          0.00
   Class B
   Year ended 6/30/98 ......   $  13.04    $    .02(b)        $      .82    $      .84    $     (.15)     $     0.00    $    (1.36)
   Year ended 6/30/97 ......      11.96         .08(b)              2.50          2.58          (.08)           0.00         (1.42)
   Year ended 6/30/96 ......      10.10        (.02)                1.88          1.86          0.00            0.00          0.00
   Year ended 6/30/95 ......       9.74         .02                  .34           .36          0.00            0.00          0.00
   6/2/94+ to 6/30/94 ......      10.00         .00                 (.26)         (.26)         0.00            0.00          0.00
   Class C
   Year ended 6/30/98 ......   $  13.04    $    .05(b)        $      .79    $      .84    $     (.15)     $     0.00    $    (1.36)
   Year ended 6/30/97 ......      11.96         .12(b)              2.46          2.58          (.08)           0.00         (1.42
   Year ended 6/30/96 ......      10.10         .03                 1.83          1.86          0.00            0.00          0.00
   2/8/95++ to 6/30/95 .....       9.53         .05                  .52           .57          0.00            0.00          0.00
Alliance International
Premier Growth
   Class A
   3/2/98+ to 11/30/98 .....   $  10.00    $   (.08)(b)(c)    $     (.29)   $     (.37)   $     0.00      $     0.00    $     0.00
   Class B
   3/2/98+ to 11/30/98 .....   $  10.00    $   (.13)(b)(c)    $     (.29)   $     (.42)   $     0.00      $     0.00    $     0.00
   Class C
   3/2/98+ to 11/30/98 .....   $  10.00    $   (.15)(b)(c)    $     (.28)   $     (.43)   $     0.00      $     0.00    $     0.00
------------------------------------------------------------------------------------------------------------------------------------
Please refer to the footnotes on page 66.

                           Less Distributions                                             Ratios/Supplemental Data
                           ------------------                            -----------------------------------------------------------

                                 Total           Net Asset                                  Ratio of    Ratio of Net
                               Dividends           Value,                  Net Assets,      Expenses     Income/Loss
                                 and              End of       Total      End of Period    to Average    to Average      Portfolio
   Fiscal Year or Period     Distributions        Period     Return (a)  (000's omitted)   Net Assets    Net Assets    Turnover Rate
   ---------------------     -------------       ---------   ----------  ---------------   ----------   ------------   -------------
Alliance Utility Income
Fund (continued)
   Class B
   Year ended 11/30/98 ....  $     (.72)       $    14.62      24.02%        $ 35,550       2.20%(d)        1.56%           16%
   Year ended 11/30/97 ....        (.40)            12.46      22.35           14,782       2.20(d)         2.27            37
   Year ended 11/30/96 ....        (.40)            10.57       7.82           13,561       2.20(d)          .95            98
   Year ended 11/30/95 ....        (.39)            10.20      18.66           10,988       2.20(d)         1.60           162
   Year ended 11/30/94 ....        (.41)             8.96      (5.59)           2,353       2.20(d)         3.53            30
   Class C
   Year ended 11/30/98 ....  $     (.72)       $    14.65      24.16%        $  7,298       2.20%(d)        1.54%           16%
   Year ended 11/30/97 ....        (.40)            12.47      22.21            3,413       2.20(d)         2.27            37
   Year ended 11/30/96 ....        (.40)            10.59       7.81            3,376       2.20(d)          .94            98
   Year ended 11/30/95 ....        (.39)            10.22      18.76            3,500       2.20(d)         1.88           162
   Year ended 11/30/94 ....        (.41)             8.97      (5.58)           2,651       2.20(d)         3.60            30
Alliance Real Estate
Investment Fund
   Class A
   Year ended 8/31/98 .....  $     (.52)       $    10.47     (14.90)%       $ 51,214       1.55%           3.87%           23%
   10/1/96+ to 8/31/97 ....        (.38)            12.80      32.24           37,638       1.77*(f)        2.73*           20
   Class B
   Year ended 8/31/98 .....  $     (.44)       $    10.44     (15.56)%       $268,856       2.26%           3.16%           23%
   10/1/96+ to 8/31/97 ....        (.33)            12.79      31.49          186,802       2.44*(f)        2.08*           20
   Class C
   Year ended 8/31/98 .....  $     (.44)       $    10.44     (15.56)%       $ 69,575       2.26%           3.15%           23%
   10/1/96+ to 8/31/97 ....        (.33)            12.79      31.49           42,719       2.43*(f)        2.06*           20
Alliance New Europe Fund
   Class A
   Year ended 7/31/98 .....  $    (2.09)       $    21.85      32.21%        $130,777       1.85%(f)         .25%           99%
   Year ended 7/31/97 .....       (1.50)            18.61      28.78           78,578       2.05(f)          .40            89
   Year ended 7/31/96 .....        (.47)            15.84       8.20           74,026       2.14            1.10            69
   Year ended 7/31/95 .....        (.09)            15.11      20.22           86,112       2.09             .37            74
   Period ended 7/31/94** .        0.00             12.66       1.04           86,739       2.06*           1.85*           35
   Class B
   Year ended 7/31/98 .....  $    (2.05)       $    20.76      31.22%        $137,425       2.56%(f)        (.40)%          99%
   Year ended 7/31/97 .....       (1.42)            17.87      27.76           66,032       2.75(f)         (.23)           89
   Year ended 7/31/96 .....        (.47)            15.31       7.53           42,662       2.86             .59            69
   Year ended 7/31/95 .....        (.09)            14.71      19.42           34,527       2.79            (.33)           74
   Period ended 7/31/94** .        0.00             12.41        .73           31,404       2.76*           1.15*           35
   Class C
   Year ended 7/31/98 .....  $    (2.05)       $    20.77      31.19%        $ 39,618       2.56%(f)        (.41)%          99%
   Year ended 7/31/97 .....       (1.42)            17.89      27.73           16,907       2.74(f)         (.23)           89
   Year ended 7/31/96 .....        (.47)            15.33       7.59           10,141       2.87             .58            69
   Year ended 7/31/95 .....        (.09)            14.72      19.40            7,802       2.78            (.33)           74
   Period ended 7/31/94** .        0.00             12.42        .73           11,875       2.76*           1.15*           35
Alliance Worldwide
Privatization Fund
   Class A
   Year ended 6/30/98 .....  $    (1.54)       $    12.67       9.11%        $467,960       1.73%            .80%           53%
   Year ended 6/30/97 .....       (1.57)            13.26      25.16          561,793       1.72            1.27            48
   Year ended 6/30/96 .....        0.00             12.13      19.16          672,732       1.87             .95            28
   Year ended 6/30/95 .....        0.00             10.18       4.41           13,535       2.56             .66            36
   6/2/94+ to 6/30/94 .....        0.00              9.75      (2.50)           4,990       2.75*           1.03*            0
   Class B
   Year ended 6/30/98 .....  $    (1.51)       $    12.37       8.34%        $156,348       2.45%            .20%           53%
   Year ended 6/30/97 .....       (1.50)            13.04      24.34          121,173       2.43             .66            48
   Year ended 6/30/96 .....        0.00             11.96      18.42           83,050       2.83            (.20)           28
   Year ended 6/30/95 .....        0.00             10.10       3.70           79,359       3.27             .01            36
   6/2/94+ to 6/30/94 .....        0.00              9.74      (2.60)          22,859       3.45*            .33*            0
   Class C
   Year ended 6/30/98 .....  $    (1.51)       $    12.37       8.34%        $ 26,635       2.44%            .38%           53%
   Year ended 6/30/97 .....       (1.50)            13.04      24.33           12,929       2.42            1.06            48
   Year ended 6/30/96 .....        0.00             11.96      18.42            2,383       2.57             .63            28
   2/8/95++ to 6/30/95 ....        0.00             10.10       5.98              338       3.27*           1.04*           36
Alliance International
Premier Growth
   Class A
   3/3/98+ to 11/30/98 ....  $     0.00             $9.63      (3.70)%       $  7,255       2.50%*(d)       (.90)%*        151%
   Class B
   3/3/98+ to 11/30/98 ....  $     0.00             $9.58      (4.20)%       $ 11,710       3.20%*(d)      (1.41)%*        151%
   Class C
   3/3/98+ to 11/30/98 ....  $     0.00             $9.57      (4.30)%       $  3,120       3.20%*(d)      (1.69)%*        151%
------------------------------------------------------------------------------------------------------------------------------------


                                    62 & 63

                                                Income from Investment Operations             Less Dividends and Distributions
                                          --------------------------------------------    -----------------------------------------
                                                            Net Gains
                              Net Asset                    or Losses on                    Dividends   Distributions
                                Value,                      Securities      Total from     from Net    in Excess of   Distributions
                              Beginning   Net Investment  (both realized    Investment    Investment  Net Investment      from
   Fiscal Year or Period      of Period   Income (Loss)    and unrealized)  Operations      Income        Income      Capital Gains
   ---------------------      ---------   --------------   --------------   ----------    ----------  --------------  -------------
Alliance Global
Small Cap Fund
   Class A
   Year ended 7/31/98 .....   $  12.87     $   (.11)(b)      $    .37        $    .26      $   0.00      $   0.00      $   (.99)
   Year ended 7/31/97 .....      11.61         (.15)(b)          2.97            2.82          0.00          0.00         (1.56)
   Year ended 7/31/96 .....      10.38         (.14)(b)          1.90            1.76          0.00          0.00          (.53)
   Year ended 7/31/95 .....      11.08         (.09)             1.50            1.41          0.00          0.00         (2.11)(e)
   Period ended 7/31/94** .      11.24         (.15)(b)          (.01)           (.16)         0.00          0.00          0.00
   Class B
   Year ended 7/31/98 .....   $  12.03     $   (.18)(b)      $    .34        $    .16      $   0.00      $   0.00      $   (.99)
   Year ended 7/31/97 .....      11.03         (.21)(b)          2.77            2.56          0.00          0.00         (1.56)
   Year ended 7/31/96 .....       9.95         (.20)(b)          1.81            1.61          0.00          0.00          (.53)
   Year ended 7/31/95 .....      10.78         (.12)             1.40            1.28          0.00          0.00         (2.11)(e)
   Period ended 7/31/94** .      11.00         (.17)(b)          (.05)           (.22)         0.00          0.00          0.00
   Class C
   Year ended 7/31/98 .....   $  12.05     $   (.19)(b)      $    .35        $    .16      $   0.00      $   0.00      $   (.99)
   Year ended 7/31/97 .....      11.05         (.22)(b)          2.78            2.56          0.00          0.00         (1.56)
   Year ended 7/31/96 .....       9.96         (.20)(b)          1.82            1.62          0.00          0.00          (.53)
   Year ended 7/31/95 .....      10.79         (.17)             1.45            1.28          0.00          0.00         (2.11)(e)
   Period ended 7/31/94** .      11.00         (.17)(b)          (.04)           (.21)         0.00          0.00          0.00
Alliance International Fund
   Class A
   Year ended 6/30/98 .....   $  18.69     $   (.01)(b)      $   1.13        $   1.12      $   (.05)     $   0.00      $  (1.21)
   Year ended 6/30/97 .....      18.32          .06(b)           1.51            1.57          (.12)         0.00         (1.08)
   Year ended 6/30/96 .....      16.81          .05(b)           2.51            2.56          0.00          0.00         (1.05)
   Year ended 6/30/95 .....      18.38          .04               .01             .05          0.00          0.00         (1.62)
   Year ended 6/30/94 .....      16.01         (.09)             3.02            2.93          0.00          0.00          (.56)
   Class B
   Year ended 6/30/98 .....   $  17.71     $   (.16)(b)      $   1.07        $    .91      $   0.00      $   0.00      $  (1.21)
   Year ended 6/30/97 .....      17.45         (.09)(b)          1.43            1.34          0.00          0.00         (1.08)
   Year ended 6/30/96 .....      16.19         (.07)(b)          2.38            2.31          0.00          0.00         (1.05)
   Year ended 6/30/95 .....      17.90         (.01)             (.08)           (.09)         0.00          0.00         (1.62)
   Year ended 6/30/94 .....      15.74         (.19)(b)          2.91            2.72          0.00          0.00          (.56)
   Class C
   Year ended 6/30/98 .....   $  17.73     $   (.15)(b)      $   1.05        $    .90      $   0.00      $   0.00      $  (1.21)
   Year ended 6/30/97 .....      17.46         (.09)(b)          1.44            1.35          0.00          0.00         (1.08)
   Year ended 6/30/96 .....      16.20         (.07)(b)          2.38            2.31          0.00          0.00         (1.05)
   Year ended 6/30/95 .....      17.91         (.14)              .05            (.09)         0.00          0.00         (1.62)
   Year ended 6/30/94 .....      15.74         (.11)             2.84            2.73          0.00          0.00          (.56)
Alliance Greater
China '97 Fund
   Class A
   9/3/97+ to 7/31/98 .....   $  10.00     $    .08(b)(c)    $  (5.18)       $  (5.10)     $   (.06)     $   0.00      $   0.00
   Class B
   9/3/97+ to 7/31/98 .....   $  10.00     $    .03(b)(c)    $  (5.17)       $  (5.14)     $   (.03)     $   (.01)     $   0.00
   Class C
   9/3/97+ to 7/31/98 .....   $  10.00     $    .03(b)(c)    $  (5.17)       $  (5.14)     $   (.03)     $   (.01)     $   0.00
Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/98 ....   $   7.54     $   (.10)(b)(c)   $  (1.58)       $  (1.68)     $   0.00      $   0.00      $   0.00
   Year ended 10/31/97 ....      11.04         (.21)(b)(c)      (2.95)          (3.16)         0.00          0.00          (.34)
   Year ended 10/31/96 ....      10.45         (.21)(b)(c)        .88             .67          0.00          0.00          (.08)
   11/28/94+ to 10/31/95 ..      10.00         (.19)(c)           .64             .45          0.00          0.00          0.00
   Class B
   Year ended 10/31/98 ....   $   7.39     $   (.14)(b)(c)   $  (1.54)       $  (1.68)     $   0.00      $   0.00      $   0.00
   Year ended 10/31/97 ....      10.90         (.28)(b)(c)      (2.89)          (3.17)         0.00          0.00          (.34)
   Year ended 10/31/96 ....      10.41         (.28)(b)(c)        .85             .57          0.00          0.00          (.08)
   11/28/94+ to 10/31/95 ..      10.00         (.25)(c)           .66             .41          0.00          0.00          0.00
   Class C
   Year ended 10/31/98 ....   $   7.40     $   (.14)(b)(c)   $  (1.54)       $  (1.68)     $   0.00      $   0.00      $   0.00
   Year ended 10/31/97 ....      10.91         (.27)(b)(c)      (2.90)          (3.17)         0.00          0.00          (.34)
   Year ended 10/31/96 ....      10.41         (.28)(b)(c)        .86             .58          0.00          0.00          (.08)
   11/28/94+ to 10/31/95 ..      10.00         (.35)(c)           .76             .41          0.00          0.00          0.00
Alliance Global
Environment Fund (h)
   Class A
   Year ended 10/31/98 ....   $  18.77     $   (.24)(b)      $  (1.12)       $  (1.36)     $   0.00      $   0.00      $  (9.07)
   Year ended 10/31/97 ....      16.48         (.23)(b)          3.65            3.42          0.00          0.00         (1.13)
   Year ended 10/31/96 ....      12.37         (.13)             4.26            4.13          (.02)         0.00          0.00
   Year ended 10/31/95 ....      11.74          .03               .60             .63          0.00          0.00          0.00
   Year ended 10/31/94 ....      10.97         0.00               .77             .77          0.00          0.00          0.00
   Class B
   Year ended 10/31/98 ....   $  18.76     $   (.27)(b)      $  (1.12)       $  (1.39)     $   0.00      $   0.00      $  (9.07)
   10/3/97++ to 10/31/97 ..      19.92         (.20)(b)          (.96)          (1.16)         0.00          0.00          0.00
   Class C
   11/5/97++ to 10/31/98 ..   $  19.15     $   (.27)(b)      $  (1.54)       $  (1.81)     $   0.00      $   0.00      $  (9.07)
------------------------------------------------------------------------------------------------------------------------------------
Please refer to the footnotes on page 66.

                            Less Distributions                                         Ratios/Supplemental Data
                            ------------------                        -------------------------------------------------------------

                                Total         Net Asset                                  Ratio of      Ratio of Net
                              Dividends         Value,                  Net Assets,      Expenses       Income/Loss
                                and            End of       Total      End of Period    to Average      to Average      Portfolio
   Fiscal Year or Period    Distributions      Period     Return (a)  (000's omitted)   Net Assets      Net Assets    Turnover Rate
   ---------------------    -------------     ---------   ----------  ---------------   ----------     ------------   -------------
Alliance Global
Small Cap Fund
   Class A
   Year ended 7/31/98 .....   $   (.99)       $  12.14       2.49%        $ 82,843       2.16%(f)          (.88)%         113%
   Year ended 7/31/97 .....      (1.56)          12.87      26.47           85,217       2.41(f)          (1.25)          129
   Year ended 7/31/96 .....       (.53)          11.61      17.46           68,623       2.51             (1.22)          139
   Year ended 7/31/95 .....      (2.11)          10.38      16.62           60,057       2.54(d)          (1.17)          128
   Period ended 7/31/94** .       0.00           11.08      (1.42)          61,372       2.42*            (1.26)*          78
   Class B
   Year ended 7/31/98 .....   $   (.99)       $  11.20       1.80%        $ 38,827       2.88%(f)         (1.58)%         113%
   Year ended 7/31/97 .....      (1.56)          12.03      25.42           31,946       3.11(f)          (1.92)          129
   Year ended 7/31/96 .....       (.53)          11.03      16.69           14,247       3.21             (1.88)          139
   Year ended 7/31/95 .....      (2.11)           9.95      15.77            5,164       3.20(d)          (1.92)          128
   Period ended 7/31/94** .       0.00           10.78      (2.00)           3,889       3.15*            (1.93)*          78
   Class C
   Year ended 7/31/98 .....   $   (.99)       $  11.22       1.79%        $  9,471       2.88%(f)         (1.59)%         113%
   Year ended 7/31/97 .....      (1.56)          12.05      25.37            8,718       3.10(f)          (1.93)          129
   Year ended 7/31/96 .....       (.53)          11.05      16.77            4,119       3.19             (1.85)          139
   Year ended 7/31/95 .....      (2.11)           9.96      15.75            1,407       3.25(d)          (2.10)          128
   Period ended 7/31/94** .       0.00           10.79      (1.91)           1,330       3.13*            (1.92)*          78
Alliance International Fund
   Class A
   Year ended 6/30/98 .....   $  (1.26)       $  18.55       6.79%        $131,565       1.65%(d)          (.05)%         121%
   Year ended 6/30/97 .....      (1.20)          18.69       9.30          190,173       1.74(f)            .31            94
   Year ended 6/30/96 .....      (1.05)          18.32      15.83          196,261       1.72               .31            78
   Year ended 6/30/95 .....      (1.62)          16.81        .59          165,584       1.73               .26           119
   Year ended 6/30/94 .....       (.56)          18.38      18.68          201,916       1.90              (.50)           97
   Class B
   Year ended 6/30/98 .....   $  (1.21)       $  17.41       5.92%        $ 71,370       2.49%(d)          (.90)%         121%
   Year ended 6/30/97 .....      (1.08)          17.71       8.37           77,725       2.59(f)           (.51)           94
   Year ended 6/30/96 .....      (1.05)          17.45      14.87           72,470       2.55              (.46)           78
   Year ended 6/30/95 .....      (1.62)          16.19       (.22)          48,998       2.57              (.62)          119
   Year ended 6/30/94 .....       (.56)          17.90      17.65           29,943       2.78             (1.15)           97
   Class C
   Year ended 6/30/98 .....   $  (1.21)       $  17.42       5.85%        $ 20,428       2.48%(d)          (.90)%         121%
   Year ended 6/30/97 .....      (1.08)          17.73       8.42           23,268       2.58(f)           (.51)           94
   Year ended 6/30/96 .....      (1.05)          17.46      14.85           26,965       2.53              (.47)           78
   Year ended 6/30/95 .....      (1.62)          16.20       (.22)          19,395       2.54              (.88)          119
   Year ended 6/30/94 .....       (.56)          17.91      17.72           13,503       2.78             (1.12)           97
Alliance Greater
China '97 Fund
   Class A
   9/3/97+ to 7/31/98 .....   $   (.06)       $   4.84     (51.20)%       $    445       2.52%(d)(f)*      1.20%*          58%
   Class B
   9/3/97+ to 7/31/98 .....   $   (.04)       $   4.82     (51.53)%       $  1,551       3.22%(d)(f)*       .53%*          58%
   Class C
   9/3/97+ to 7/31/98 .....   $   (.04)       $   4.82     (51.53)%       $    102       3.22%(d)(f)*       .50%*          58%
Alliance All-Asia
Investment Fund
   Class A
   Year ended 10/31/98 ....   $   0.00        $   5.86     (22.28)%       $  3,778       3.74%(d)         (1.50)%          93%
   Year ended 10/31/97 ....       (.34)           7.54     (29.61)           5,916       3.45(d)          (1.97)           70
   Year ended 10/31/96 ....       (.08)          11.04       6.43           12,284       3.37*(d)         (1.75)           66
   11/28/94+ to 10/31/95 ..       0.00           10.45       4.50            2,870       4.42*(d)         (1.87)*          90
   Class B
   Year ended 10/31/98 ....   $   0.00        $   5.71     (22.73)%       $  8,844       4.49%(d)         (2.22)%          93%
   Year ended 10/31/97 ....       (.34)           7.39     (30.09)          11,439       4.15(d)          (2.67)           70
   Year ended 10/31/96 ....       (.08)          10.90       5.49           23,784       4.07(d)          (2.44)           66
   11/28/94+ to 10/31/95 ..       0.00           10.41       4.10            5,170       5.20*(d)         (2.64)*          90
   Class C
   Year ended 10/31/98 ....   $   0.00        $   5.72     (22.70)%       $  1,717       4.48%(d)          2.20%           93%
   Year ended 10/31/97 ....       (.34)           7.40     (30.06)           1,859       4.15(d)          (2.66)           70
   Year ended 10/31/96 ....       (.08)          10.91       5.59            4,228       4.07(d)          (2.42)           66
   11/28/94+ to 10/31/95 ..       0.00           10.41       4.10              597       5.84*(d)         (3.41)           90
Alliance Global
Environment Fund (h)
   Class A
   Year ended 10/31/98 ....   $  (9.07)       $   8.34     (10.51)%       $ 13,295       2.80%(f)         (2.27)%         205%
   Year ended 10/31/97 ....      (1.13)          18.77      23.51           52,378       2.39             (1.35)          145
   Year ended 10/31/96 ....       (.02)          16.48      33.48          100,271       1.60              (.85)          268
   Year ended 10/31/95 ....       0.00           12.37       5.37           85,416       1.57               .21           109
   Year ended 10/31/94 ....       0.00           11.74       7.02           81,102       1.67              (.04)           42
   Class B
   Year ended 10/31/98 ....   $  (9.07)       $   8.30     (10.79)%       $    152       3.52%(f)         (2.93)%         205%
   10/3/97++ to 10/31/97 ..       0.00           18.76      (5.82)             235      20.84             (1.03)          145
   Class C
   11/5/97++ to 10/31/98 ..   $  (9.07)       $   8.27     (12.88)%       $     31       3.39%(f)         (2.75)%         205%
------------------------------------------------------------------------------------------------------------------------------------


                                     64 & 65

+     Commencement of operations.
++    Commencement of distribution.
*     Annualized.
**    Reflects a change in fiscal year end.
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.
(b)   Based on average shares outstanding.
(c)   Net of fee waiver and expense reimbursement.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (i) below, would have been as follows:

                                                     1994         1995        1996       1997       1998
                                                     ----         ----        ----       ----       ----
      Alliance All-Asia Investment Fund
        Class A                                         --       10.57%*      3.61%      3.57%      4.63%
        Class B                                         --       11.32%*      4.33%      4.27%      5.39%
        Class C                                         --       11.38%*      4.30%      4.27%      5.42%
      Alliance Growth Fund
        Class A                                       1.46%         --          --         --         --
        Class B                                       2.13%         --          --         --         --
        Class C                                       2.13%*        --          --         --         --
      Alliance Global Small Cap Fund
        Class A                                         --        2.61%         --         --         --
        Class B                                         --        3.27%         --         --         --
        Class C                                         --        3.31%         --         --         --
      Alliance Utility Income Fund
        Class A                                      13.72%       4.86%*      3.38%      3.55%      2.48%
        Class B                                      14.42%       5.34%*      4.08%      4.28%      3.21%
        Class C                                      14.42%       5.99%*      4.07%      4.28%      3.22%
      Alliance International Fund
        Class A                                         --          --          --         --       1.80%
        Class B                                         --          --          --         --       2.64%
        Class C                                         --          --          --         --       2.63%
      Alliance Greater China '97 Fund
        Class A                                         --          --          --         --      18.27%*
        Class B                                         --          --          --         --      19.18%*
        Class C                                         --          --          --         --      19.37%*
      Alliance International Premier Growth Fund
        Class A                                         --          --          --         --       5.19%
        Class B                                         --          --          --         --       6.14%
        Class C                                         --          --          --         --       6.00%


--------------------------------------------------------------------------------
For the expense ratios of the Funds in years prior to fiscal year 1993, assuming the Funds had borne all expenses, please see the Financial Statements in each Fund's Statement of Additional Information.
(e) "Distributions from Net Realized Gains" includes a return of capital of $(.12).
(f) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the ratio of expenses to average net assets, assuming the assumption and/or waiver/reimbursement of expenses described in (f) above, would have been as follows:

      Alliance Balanced Shares                           1997           1998

       Class A                                           1.46%          1.29%
       Class B                                           2.24%          2.05%
       Class C                                           2.22%          2.04%

      Alliance Real Estate
      Investment Fund                                    1997           1998

       Class A                                           1.77%            --
       Class B                                           2.43%            --
       Class C                                           2.42%            --

      Alliance Growth Fund                               1997           1998

       Class A                                           1.25%          1.21%
       Class B                                           1.95%          1.93%
       Class C                                           1.95%          1.92%

      Alliance International Fund                        1997           1998

       Class A                                           1.73%            --
       Class B                                           2.58%            --
       Class C                                           2.56%            --

      Alliance Global
      Small Cap Fund                                     1997           1998

       Class A                                           2.38%          2.14%
       Class B                                           3.08%          2.86%
       Class C                                           3.08%          2.85%

      Alliance Technology Fund                           1997           1998

       Class A                                           1.66%          1.65%
       Class B                                           2.36%          2.38%
       Class C                                           2.37%          2.38%

      Alliance Greater
      China '97 Fund                                     1997           1998

       Class A                                             --           2.50%
       Class B                                             --           3.20%
       Class C                                             --           3.20%

      Alliance New Europe Fund                           1997           1998

       Class A                                           2.04%          1.84%
       Class B                                           2.74%          2.54%
       Class C                                           2.73%          2.54%

      Alliance Growth and
      Income Fund                                        1997           1998

       Class A                                            .91%           .92%
       Class B                                           1.71%          1.71%
       Class C                                           1.70%          1.71%

      Alliance Quasar Fund                               1997           1998

       Class A                                             --           1.60
       Class B                                             --           2.38
       Class C                                             --           2.37

      Alliance Premier Growth Fund                       1997           1998

       Class A                                             --           1.58%
       Class B                                             --           2.27%
       Class C                                             --           2.27%

      Alliance Global Environment                        1997           1998

       Class A                                             --           2.79%
       Class B                                             --           3.51%
       Class C                                             --           3.38%

(g) Distributions from net investment income include a tax return of capital of $.08, $.09 and $.08 for Class A, B and C shares, respectively.
(h) Alliance Global Environment Fund operated as a closed-end investment company through October 3, 1997, when it converted to an open-end investment company and all shares of its common stock then outstanding were reclassified as Class A shares.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan and Greater China countries.




Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.66 in 1998. On January 22, 1999 the U.S. Dollar-pound sterling exchange rate was 1.66.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 5,882.6 at the end of 1998, up approximately 15% from the end of 1997. On October 5, 1998 the FT-SE 100 index closed at 4648.7, the lowest close in the 12-month period prior to that date, after reaching a high of 6179.0 on July 20, 1998. The FT-SE 100 index closed at 5861.2 on January 22, 1999.

The Economic and Monetary Union ("EMU") became effective on January 1, 1999. When fully implemented in 2002, the EMU will establish a common currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.

From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, holding 418 of 658 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, has launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. For further information regarding the United Kingdom, see the Statement of Additional Information of New Europe Fund.

Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. dollar, but has since fallen from its post-World War II high (in 1995) against the U.S. Dollar.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1998 the TOPIX closed at 1086.99, down approximately 7% from the end of 1997. Certain valuation measures, such as price-to-book value and price-to-cash flow ratios, indicate that the Japanese stock market is near its lowest level in the last twenty years relative to other world markets.


In recent years, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that may lead to more open Japanese markets with respect to trade in certain goods and services. In June 1995, the two countries agreed in principle to increase Japanese imports of American automobiles and automotive parts. Nevertheless it is expected that the continuing friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.


Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party. Between August 1993 and October 1996 Japan was ruled by a series of four coalition governments. As the result of a general election on October 20, 1996, however, Japan returned to a single-party government led by Ryutaro Hashimoto, a member of the Liberal Democratic Party ("LDP"). While the LDP does not control a majority of the seats in the parliament, subsequent to the 1996 elections it established a majority in the House of Representatives as individual members joined the ruling party. The popularity of the LDP declined, however, due to the dissatisfaction with Mr. Hashimoto's leadership. In the July 1998 House of Councillors election, the LDP's representation fell to 103 seats from 120 seats. As a result of the LDP's defeat, Mr. Hashimoto resigned as prime minister and leader of the LDP. Mr. Hashimoto was replaced by Keizo Obuchi.
On January 14, 1999, the LDP formed a coalition government with a major opposition party. As a result, Mr. Obuchi's administrtion strnghtened its position in the parliament, where it increased its majority in the House of Representatives and reduced its shortfall in the House of Councillors. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans.

Japan's banks also have significant exposure to the current financial turmoil in other Asian markets. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that will make $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. It is unclear whether these new laws will achieve their intended effect. For further information regarding Japan, see the Statements of Additional Information of Alliance International Fund and Alliance All-Asia Investment Fund.

Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jian Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action. Essentially there exists an inefficient set of parallel bureaucracies and attendant opportunities for corruption.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.


China is heavily dependent on foreign trade, particularly with Hong Kong, Japan, the U.S., South Korea and Taiwan. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. For example, in the the U.S., the continued extension of most favored nation trading status to China which is reviewed regularly and was reviewed in 1998 is an issue of significant controversy. Loss of that status would clearly hurt China's economy by reducing its exports. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.

China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the recent election, it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be significantly affected by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities.


The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.

Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies which are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

For more information about the Funds, the following documents are available upon request:

o     Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o     Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, by contacting your broker or other financial intermediary, or by contacting
Alliance:

By Mail:          c/o Alliance Fund Services, Inc.
                  P.B. Box 1520
                  Secaucus, NJ 07096-1520

By Phone:         For Information: (800) 221-5672
                  For Literature: (800) 227-4618


Or you may view or obtain these documents from the Commission:

In Person:        at the Commission's Public Reference Room in Washington, D.C.


By Phone:         1-800-SEC-0330

By Mail:          Public Reference Section
                  Securities and Exchange Commission
                  Washington, DC 20549-6009
                  (duplicating fee required)

On the Internet:  www.sec.gov

Your also may find more information about Alliance and the Funds on the Internet at: www.Alliancecapital.com

----------------------------
Alliance Stock Funds
Subscription Application
----------------------------

      The Alliance Fund
      Growth Fund
      Premier Growth Fund
      Technology Fund
      Quasar Fund
      International Fund
      International Premier Growth Fund
      Worldwide Privatization Fund
      New Europe Fund
      All-Asia Investment Fund
      Alliance Greater China `97 Fund
      Global Small Cap Fund
      Global Environment Fund
      Balanced Shares
      Utility Income Fund
      Growth & Income Fund
      Real Estate Investment Fund

To Open Your New Alliance Account...
Please complete the application and mail it to:

        Alliance Fund Services, Inc.
        P.O. Box 1520
        Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

        Alliance Fund Services, Inc.
        500 Plaza Drive
        Secaucus, New Jersey  07094

Section 1 Your Account Registration (Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      o     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      o     Transfer on Death:

            o     Ensure that your state participates

      o     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required)

Complete in full.

      o     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled `Indicate three digit fund number located below'.

(2) Write the dollar amount of your initial purchase in the column titled `Indicate Dollar Amount'.

(If you are eligible for a reduced sales charge, you must also complete Section
4F). (3) Check off a distribution option for your dividends. (4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete
Section 4E.

Section 4 Your Shareholder Options

(Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

F. Reduced Charges (Class A only) - Complete if you would like to link fund accounts that have combined balances that might exceed $100,000 so that future purchases will receive discounts. Complete if you intend to purchase over $100,000 within 13 months.

Section 5 Shareholder Authorization

(Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672.

                     ---------------------------------------
                       For Literature Call: (800) 227-4618
                     ---------------------------------------

The Alliance Stock Funds Subscription Application

--------------------------------------------------------------------------------
1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
--------------------------------------------------------------------------------

|_| Individual Account [ |_| Male |_| Female ] - or - |_| Joint Account - or -

|_| Transfer On Death [ |_| Male |_| Female ] - or - Gift/Transfer to a Minor

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Owner or Custodian  (First Name)      (MI)  (Last Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
(First Name) Joint Owner*,            (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_| |_| |_| - |_| |_| - |_| |_| |_| |_|
Social Security Number of Owner or Minor
(required to open account)

If Uniform Gift/Transfer
to Minor Account:
|_| |_| Minor's State of Residence

If Joint Tenants Account: * The Account will be registered "Joint Tenants with right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other
                                                 -------------------------------

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trustee if applicable         (MI)  (Last Name)
(First Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity continued

|_| |_| |_| |_| |_| |_| |_| |_|      |_| |_| |_| |_| |_| |_| |_| |_| |_|
Trust Dated (MM, DD, YYYY)           Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

--------------------------------------------------------------------------------
2. Your Address
--------------------------------------------------------------------------------

|_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|   |_| |_|    |_| |_| |_| |_| |_|
City                                              State      Zip code

|_| |_| |_| |_| |_| |_| |_| |_|     |_| |_| |_| - |_| |_| |_| - |_| |_| |_| |_|
If Non-U.S., Specify Country        Daytime Phone Number

|_| U.S. Citizen  |_| Resident Alien  |_| Non-Resident Alien


90062GEN-TASFApp-P1                                   Alliance Capital [LOGO](R)

--------------------------------------------------------------------------------
3. Your Initial Investment
--------------------------------------------------------------------------------

I hereby subscribe for shares of the following Alliance Stock Fund(s) Advisor Class and elect distribution options as indicated.

---------------------------------------
Broker/Dealer Use Only:  Wire Confirm #

   |_| |_| |_| |_| |_| |_| |_| |_|
---------------------------------------

Dividend and Capital Gain Distribution Options:

R     Reinvest distributions into my fund account.

C Send my distributions in cash to the address I have provided in Section 2. (Complete Section 4D for direct deposit to your bank account. Complete
      Section 4E for payment to a third party).

D Direct my distributions to another Alliance fund. Complete the appropriate portion of Section 4A to direct your distributions (dividends and capital gains) to another Alliance Fund.

-----------  -------------   ----------------------  ---------------------------
  Make all                                               Distribution Options
  checks*    Indicate three                                  *Check One
payable to:    digit Fund    Indicate Dollar Amount  ---------------------------
  Alliance       number                               Dividends    Capital Gains
   Funds     located below                            R   C   D     R   C   D
-----------  -------------   ----------------------  -----------   -------------
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|


----------------------
  Total Investment       $ |__________________|
----------------------

*     Cash and money orders are not accepted

--------------------------------------------------------------------------------
Alliance Stock Fund Names and Numbers
--------------------------------------------------------------------------------

                                     -------------  --------------  ------------
                                                      Contingent
                                     Initial Sales  Deferred Sales  Asset-Based
                                        Charge          Charge      Sales Charge
                                          A                B             C
                                     -------------  --------------  ------------
          The Alliance Fund               044             043             344
          ----------------------------------------------------------------------
          Growth Fund                     031             001             331
          ----------------------------------------------------------------------
Domestic  Premier Growth Fund             078             079             378
          ----------------------------------------------------------------------
          Technology Fund                 082             282             382
          ----------------------------------------------------------------------
          Quasar Fund                     026             029             326
--------------------------------------------------------------------------------
          International Fund              040             041             340
          ----------------------------------------------------------------------
          International Premier Growth    179             279             379
          ----------------------------------------------------------------------
          Worldwide Privatization Fund    112             212             312
          ----------------------------------------------------------------------
Global    New Europe Fund                 062             058             362
          ----------------------------------------------------------------------
          All-Asia Investment Fund        118             218             318
          ----------------------------------------------------------------------
          Alliance Greater China '97
          Fund                            160             260             360
          ----------------------------------------------------------------------
          Global Small Cap Fund           045             048             345
--------------------------------------------------------------------------------
          Global Environment Fund         181             281             381
--------------------------------------------------------------------------------
          Balanced Shares                 096             075             396
          ----------------------------------------------------------------------
          Utility Income Fund             009             209             309
Total     ----------------------------------------------------------------------
Return    Growth & Income Fund            094             074             394
          ----------------------------------------------------------------------
          Real Estate Investment Fund     110             210             310
--------------------------------------------------------------------------------

90062GEN-TASFApp-P2

--------------------------------------------------------------------------------
4. Your Shareholder Options
--------------------------------------------------------------------------------

A. Automatic Investment Plans (AIP)

|_| Withdraw From My Bank Account Via EFT* I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

1 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

2 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

3 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

                Frequency:  M = monthly  Q = quarterly  A = annually

      * Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

      FROM:    |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

      TO:      |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

      FROM:    |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

               |_| |_| , |_| |_| |_|.00    |_| |_|
               Amount ($25 minimum)        Day of Exchange**

      TO:      |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

      ** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.

B. Purchases and Redemptions Via EFT

      You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

      Instructions:     o     Review the information in the Prospectus about
                              telephone transaction services.

                        o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

|_|   Purchases and Redemptions via EFT

      I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

--------------------------------------------------------------------------------
      For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
--------------------------------------------------------------------------------

90062GEN-TASFApp-P3

--------------------------------------------------------------------------------
4. Your Shareholder Options (CONTINUED)
--------------------------------------------------------------------------------

C.    Systematic Withdrawal Plans (SWP)

      In order to establish a SWP, you must reinvest all dividends and capital gains.

      |_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

1 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

2 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

3 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

                Frequency:  M = monthly  Q = quarterly  A = annually

      Please send my SWP proceeds to:

      |_|   My Address of Record (via check)

      |_| The Payee and address specified in section 4E (via check) (Medallion Signature Guarantee required)

      |_| My checking account-via EFT (complete section 4D) Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your bank account. Otherwise payment will be made by check

D. Bank Information This bank account information will be used for:

      |_|   Distributions (Section 3)

      |_|   Automatic Investments (Section 4A)

      |_|   Telephone Transactions (Section 4B)

      |_|   Withdrawals (Section 4C)

--------------------------------------------------------------------------------
Please Tape a Pre-printed Voided Check Here*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

* The above services cannot be established without a pre-printed voided check.

      For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in
      Section 5.

|_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank's ABA Routing Number

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank Account Number

|_| Checking Account  |_| Savings Account

90062GEN-TASFApp-P4

--------------------------------------------------------------------------------
4. Your Shareholder Options (CONTINUED)
--------------------------------------------------------------------------------

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

    |_| Distributions (section 3)   |_| Systematic Withdrawals (section 4C)

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name (First Name)                     (MI)  (Last Name)


|_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|   |_| |_|    |_| |_| |_| |_| |_|
City                                              State      Zip code

F. Reduced Charges (Class A only) If you, your spouse or minor children own shares in other Alliance funds, you may be eligible for a reduced sales charge. Please complete the Right to Accumulation section or the Statement of Intent section.

        |_|  A.  Right of Accumulation

             Please link the tax identification numbers or account numbers listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

             ________________________   ________________________

             ________________________   ________________________
             Tax ID or Account Number   Tax ID or Account Number

             ________________________

             ________________________
             Tax ID or Account Number

        |_|  B.  Statement of Intent

             I want to reduce my sales charge by agreeing to invest the following amount over a 13-month period:

             |_|  $100,000   |_|  $250,000   |_|  $500,000   |_|  $1,000,000

             If the full amount indicated is not purchased within 13 months, I understand that an additional sales charge must be paid from my account.

--------------------------------------------------------------------------------
Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

____________________________________    ______________________________________
Dealer/Agent Firm                       Authorized Signature

___________________________      |_|    ______________________________________
Representative First Name        MI     Last Name

____________________________________    ______________________________________
Dealer/Agent Firm Number                Representative Number

____________________________________    ______________________________________
Branch Number                           Branch Telephone Number

______________________________________________________________________________
Branch Office Address

____________________________________    |_| |_|   ____________________________
City                                    State     Zip Code

90062GEN-TASFApp-P5

--------------------------------------------------------------------------------
5. Shareholder Authorization -- This section MUST be completed
--------------------------------------------------------------------------------

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


-----------------------------------------------------------      -------------
Signature                                                        Date


-----------------------------------------------------------      -------------
Signature                                                        Date


--------------------------------------------
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

90062GEN-TASFApp-P6                                   Alliance Capital [LOGO](R)

The Alliance
Stock Funds

The Alliance Stock Funds provide a broad selection of investment alternatives to investors seeking capital growth or high total return.


Advisor Class Prospectus and Application

February 1, 1999


Domestic Stock Funds

      o     Alliance Premier Growth Fund
      o     Alliance Growth Fund
      o     Alliance Technology Fund
      o     Alliance Quasar Fund
      o     The Alliance Fund

Total Return Funds

      o     Alliance Growth & Income Fund
      o     Alliance Balanced Shares
      o     Alliance Utility Income Fund
      o     Alliance Real Estate
            Investment Fund

Global Stock Funds

      o     Alliance New Europe Fund
      o     Alliance Worldwide
            Privatization Fund
      o     Alliance International
            Premier Growth Fund
      o     Alliance Global Small Cap Fund
      o     Alliance International Fund
      o     Alliance Greater China '97 Fund
      o     Alliance All-Asia Investment Fund
      o     Alliance Global Environment Fund

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                                      Alliance Capital [LOGO](R)

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                            Page
RISK/RETURN SUMMARY.........................................................   3
Domestic Stock Funds........................................................   4
Total Return Funds..........................................................   9
Global Stock Funds..........................................................  13
Summary of Principal Risks..................................................  21
Principal Risks by Fund.....................................................  22

FEES AND EXPENSES OF THE FUNDS..............................................  23

GLOSSARY....................................................................  26

DESCRIPTION OF THE FUNDS....................................................  27
Investment Objectives and Policies..........................................  27
Description of Investment Practices.........................................  39
Additional Risk Considerations..............................................  46

MANAGEMENT OF THE FUNDS.....................................................  50

PURCHASE AND SALE OF SHARES.................................................  53
How The Funds Value Their Shares............................................  53
How To Buy Shares...........................................................  53
How to Exchange Shares......................................................  53
How To Sell Shares..........................................................  53

DIVIDENDS, DISTRIBUTIONS AND TAXES..........................................  54

CONVERSION FEATURE..........................................................  55

GENERAL INFORMATION.........................................................  56

FINANCIAL HIGHLIGHTS........................................................  57

APPENDIX A--ADDITIONAL INFORMATION
ABOUT THE UNITED KINGDOM, JAPAN, AND
GREATER CHINA COUNTRIES.....................................................  61
--------------------------------------------------------------------------------



The Funds' investment adviser is Alliance Capital Management L.P., a global investment manager providing diversified services to institutions and individuals through a broad line of investments including more than 100 mutual funds.


RISK/RETURN SUMMARY


The following is a summary of certain key information about the Alliance Stock Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this Summary.

The Risk/Return Summary describes the Funds' objectives, principal investment strategies, principal risks and fees. Each Fund's Summary page includes a short discussion of some of the principal risks of investing in that Fund. A further discussion of these and other risks is on page 21.

More detailed descriptions of the Funds, including the risks associated with investing in the Funds, can be found further back in this Prospectus. Please be sure to read this additional information BEFORE you invest. Each of the Funds also may at times use certain types of investment derivatives such as options, futures, forwards, and swaps. The use of these techniques involves special risks that are discussed in this Prospectus.

The Summary includes a table for each Fund showing its average annual returns and a bar chart showing its annual returns. The table and bar chart provide an indication of the historical risk of an investment in each Fund by showing:

      o how the Fund's average annual returns for one, five, and 10 years (or over the life of the Fund if the Fund is less than 10 years old) compare to those of a broad based securities market index; and

      o changes in the Fund's performance from year to year over 10 years (or over the life of the Fund if the Fund is less than 10 years old).


A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

Other important things for you to note:


      o     You may lose money by investing in the Funds.


      o An investment in the Funds is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

DOMESTIC STOCK FUNDS


The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing primarily in U.S. equity markets.


Alliance Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of U.S. companies. Unlike most equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects.


Normally, the Fund invests in about 40-50 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully-valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Through this approach, Alliance seeks to gain positive returns in good markets while providing some measure of protection in poor markets. The Fund also may invest up to 20% of its net assets in convertible securities.


Among the principal risks of investing in the Fund is market risk. Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.

PERFORMANCE TABLE
--------------------------------------------------------------------------------

                                                                        Since
                                               1 Year                 Inception*
--------------------------------------------------------------------------------
Advisor Class                                  49.85%                   42.97%
--------------------------------------------------------------------------------
S&P 500 Index                                  28.60%                   31.43%
--------------------------------------------------------------------------------

The average annual total returns in the performance table are for the periods ended December 31, 1998.

*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a      n/a      n/a     n/a      n/a      n/a     n/a     n/a    33.11   49.85
--------------------------------------------------------------------------------
 89       90       91      92       93       94      95      96     97      98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 31.15%, 4th quarter, 1998; and Worst Quarter was down -12.02%, 3rd quarter, 1998.

Alliance Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies with favorable earnings outlooks and whose long-term growth rates are expected to exceed that of the U.S. economy over time. The Fund emphasizes investments in large- and mid-cap companies. The Fund also may invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds and generally up to 15% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile then investments in large-cap companies. To the extent the Fund invests in lower-rated fixed-income securities and convertible bonds, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 28.55%                    29.34%
--------------------------------------------------------------------------------
S&P 500 Index                                 28.60%                    31.43%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     27.46    28.55
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 28.97%, 4th quarter, 1998; and Worst Quarter was down -16.20%, 3rd quarter, 1998.

Alliance Technology Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is growth of capital. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund invests primarily in securities of companies that use technology extensively in the development of new or improved products or processes. Within this framework, the Fund may invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known, established companies or in new or unseasoned companies. The Fund also may invest in debt securities and up to 10% of its total assets in foreign securities.

Among the principal risks of investing in the Fund is market risk. In addition, technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall stock market. To the extent the Fund invests in debt and foreign securities, your investment has credit risk, currency risk and foreign risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 63.68%                    30.01%
--------------------------------------------------------------------------------
S&P 500 Index                                 28.60%                    31.43%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     4.84     63.68
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 39.98%, 4th quarter, 1998; and Worst Quarter was down -16.43%, 4th quarter, 1997.

Alliance Quasar Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is growth of capital by pursuing aggressive investment policies. Current income is incidental to the Fund's objective.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund generally invests in a widely-diversified portfolio of equity securities spread among many industries that offer the possibility of above-average earnings growth. The Fund currently emphasizes investment in small cap companies. The Fund invests in well-known and established companies and in new and unseasoned companies. The Fund can invest in the equity securities of any company and industry and in any type of security with potential for capital appreciation. When selecting securities, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capabilities and practices. The Fund also may invest in non-convertible bonds, preferred stocks, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in smaller companies tend to be more volatile than investments in large-cap or mid-cap companies. To the extent the Fund invests in non-convertible bonds, preferred stocks, and foreign stocks, your investment has interest rate risk, credit risk, currency risk and foreign risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 -4.30%                     6.74%
--------------------------------------------------------------------------------
Russell 2000 Index                            -2.55%                    11.83%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     17.48    -4.30
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 17.44%, 4th quarter, 1998; and Worst Quarter was down -28.39%, 3rd quarter, 1998.

The Alliance Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term growth of capital and income primarily through investments in common stocks.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund normally invests substantially all of its assets in high-quality common stocks that Alliance expects to increase in value. The Fund may invest in a broad range of companies, from large to small, but tends to emphasize attractive opportunities in mid-cap companies. While the Fund's diversified and high-quality investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective. The Fund also may invest in convertible securities, U.S. Government securities, and foreign securities.

Among the principal risks of investing in the Fund is market risk. Investments in mid-cap companies may be more volatile than investments in large-cap companies. To the extent the Fund invests in convertible securities and U.S. Government securities, your investment may have interest rate or credit risk. The Fund's investments in foreign securities have currency risk and foreign risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 -2.41%                    18.30%
--------------------------------------------------------------------------------
S&P 400 Mid-Cap Index                         18.25%                    26.14%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     36.27    -2.41
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 23.88%, 4th quarter, 1998; and Worst Quarter was down -24.17%, 3rd quarter, 1998.

TOTAL RETURN FUNDS


The Total Return Funds offer investors seeking both growth of capital and current income a range of investment alternatives.


Alliance Growth & Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is appreciation through investments primarily in dividend-paying common stocks of good quality, although the Fund also may invest in fixed-income and convertible securities.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in dividend-paying common stocks of large, well-established "blue-chip" companies. The Fund also may invest in fixed-income and convertible securities and in securities of foreign issuers.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. The Fund's investments in foreign securities have currency risk and foreign risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 21.48%                    27.57%
--------------------------------------------------------------------------------
S&P 500 Index                                 28.60%                    31.43%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     29.57    21.48
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 23.28%, 4th quarter, 1998; and Worst Quarter was down -13.76%, 3rd quarter, 1998.

Alliance Balanced Shares
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is high return through a combination of current income and capital appreciation.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in a diversified portfolio of equity and fixed-income securities. The percentage of the Fund's assets invested in each type of security will vary, but at least 25% of the Fund's total assets will be invested in fixed-income senior securities. The Fund invests in common and preferred stocks, U.S. Government and agency securities, bonds and senior debt securities. The Fund's investments in each type of security depends on current economic conditions and market outlooks. The Fund also may invest up to 15% of its total assets in foreign equity and fixed-income securities.

Among the principal risks of investing in the Fund are market risk, interest rate risk, allocation risk and credit risk. To the extent the Fund invests in foreign securities, your investment has currency risk and foreign risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 16.03%                    21.61%
--------------------------------------------------------------------------------
S&P 500 Index                                 28.60%                    31.43%
--------------------------------------------------------------------------------

The average annual total returns in the performance table are for the periods ended December 31, 1998.

*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     27.43    16.03
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 13.52%, 4th quarter, 1998; and Worst Quarter was down -6.36%, 3rd quarter, 1998.

Alliance Utility Income Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in income-producing equity securities. The Fund invests in securities of utility companies in the electric, telecommunications, gas, and water utility industries. The Fund may invest in both U.S. and foreign utility companies, although the Fund will limit its investments in issuers in any one foreign country to no more than 15% of its total assets. The Fund may invest up to 35% of its net assets in lower-rated securities and up to 30% of its net assets in convertible securities.

Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. Because the Fund invests a substantial portion of its assets in companies in a specific industry, there is the risk that factors affecting utility companies will have a significant effect of the value of the Fund's investments. To the extent the Fund invests in lower-rated securities, your investment is subject to more credit risk than a fund that invests in higher-rated securities.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 24.83%                    28.57%
--------------------------------------------------------------------------------
NYSE Utility                                  33.04%                    30.13%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     31.16    24.83
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 15.63%, 4th quarter, 1997; and Worst Quarter was down -3.01%, 1st quarter, 1997.

Alliance Real Estate Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:


The Fund invests primarily in equity securities of real estate investment trusts or "REITs" and other real estate industry companies. The Fund invests in real estate companies that Alliance believes have strong property fundamentals and management teams. The Fund seeks to invest in real estate companies whose underlying portfolios are diversified geographically and by property type. The Fund may invest up to 35% of its total assets in mortgage-backed securities, which are securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property.


Among the principal risks of investing in the Fund are market risk, interest rate risk and credit risk. Because the Fund invests a substantial portion of its assets in the real estate market, it has many of the same risks as direct ownership of real estate including the risk that the value of real estate could decline due to a variety of factors affecting the real estate market. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws. The Fund's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be prepaid when interest rates decline and the Fund will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                -20.05%                     7.79%
--------------------------------------------------------------------------------
S&P 500 Index                                 28.60%                    31.43%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a     n/a      n/a      n/a     23.27    -20.05
--------------------------------------------------------------------------------
 89      90      91     92      93      94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 14.51%, 3rd quarter, 1997; and Worst Quarter was down -12.33%, 3rd quarter, 1998.

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors seeking long-term capital appreciation a range of alternative approaches to investing in foreign securities.

Alliance New Europe Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investments primarily in the equity securities of companies based in Europe.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of European companies. The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries, although it may invest 25% or more of its assets in issuers in a single country. The Fund may invest up to 35% of its total assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, European or multinational companies, or supranational organizations. At December 31, 1998, the Fund had approximately 26% of its assets invested in securities of United Kingdom issuers.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, the Fund's investments in U.S.
Dollar or foreign currency denominated fixed-income securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                             1 Year                   Inception*
--------------------------------------------------------------------------------
Advisor Class                                 25.39%                    23.61%
--------------------------------------------------------------------------------
MSCI Europe Index                             28.91%                    28.30%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     17.08    25.39
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 22.56%, 1st quarter, 1998; and Worst Quarter was down -19.61%, 3rd quarter, 1998.

Alliance Worldwide Privatization Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of companies that are undergoing, or have undergone, privatization. The Fund also invests in securities of companies that will benefit from privatizations. The Fund takes advantage of investment opportunities, historically inaccessible to U.S. individual investors, that result from the privatization of state enterprises in both established and developing economies. Because privatizations are integral to a country's economic restructuring, securities sold in initial public offerings often are attractively priced to secure the issuer's transition to private sector ownership. In addition, these enterprises often dominate their local markets and have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in four, and usually considerably more, countries. The Fund may invest up to 30% of its total assets in any one of France, Germany, Great Britain, Italy, and Japan and may invest all of its assets in a single world region. The Fund also may invest up to 35% of its total assets in debt securities and convertible debt securities of privatized companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Investments in companies that are undergoing or, have undergone, privatization could have more risk because they have no operating history as a private company. In addition, the Fund's investments in U.S. Dollar or foreign currency denominated fixed-income securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                  9.33%                    13.04%
--------------------------------------------------------------------------------
MSCI EAFE Index                               20.33%                    11.30%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

 89      90      91     92       93       94       95       96      97       98
--------------------------------------------------------------------------------
n/a     n/a     n/a    n/a      n/a      n/a      n/a      n/a     13.45    9.33
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 16.58%, 1st quarter, 1998; and Worst Quarter was down -17.42%, 3rd quarter, 1998.

Alliance International Premier Growth Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term growth of capital by investing predominantly in equity securities of a limited number of carefully selected non-U.S. companies that are judged likely to achieve superior earnings growth. Current income is incidental to the Fund's objective.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of comparatively large, high-quality, non-U.S. companies. The Fund invests in at least four, and usually considerably more, countries. Normally, the Fund invests no more than 15% of its total assets in issuers of any one foreign country, but may invest up to 25% of its total assets in each of Canada, France, Germany, Italy, Japan, The Netherlands, Switzerland and the United Kingdom. Unlike more typical international equity funds, the Fund focuses on a relatively small number of intensively researched companies. Alliance selects the Fund's investments from a research universe of approximately 900 companies.

Normally, the Fund invests in about 60 companies, with the 30 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund invests in companies with market values in the range of the average weighted market capitalizations of companies in the EAFE index (currently approximately $35 billion). Alliance may take advantage of market volatility to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund strives to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund invests primarily in equity securities and also may invest in convertible securities.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. In addition, since the Fund invests in a smaller number of securities than many other international equity funds, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

There is no bar chart or performance table for the Fund because it has not completed a full calendar year of operations.

Alliance Global Small Cap Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term growth of capital through investment in a global portfolio of equity securities of selected companies with relatively small market capitalizations.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of global companies, both domestic and foreign, with relatively small market capitalizations. The Fund's investments emphasize companies that are in the smallest 20% of the U.S. stock market (or less than approximately $1.5 billion). Although these companies are small by U.S. standards, they may be among the largest companies in their own countries. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund invests in at least three countries including the U.S.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                  3.81%                     6.59%
--------------------------------------------------------------------------------
MSCI World Index                              24.80%                    20.87%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

 89      90      91     92      93       94       95       96      97       98
--------------------------------------------------------------------------------
n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     8.44     3.81
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 17.82%, 4th quarter, 1998; and Worst Quarter was down -22.96%, 3rd quarter, 1998.

Alliance International Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is total return from long-term growth of capital and income primarily through investment in a broad portfolio of marketable securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and in foreign government securities.



PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in equity securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S., and foreign government securities. The Fund diversifies its investments broadly among countries and normally invests in companies in at least three foreign countries, although it may invest a substantial portion of its assets in companies in one or more foreign countries.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                  9.96%                     5.85%
--------------------------------------------------------------------------------
MSCI World Index
(minus the U.S.)                              19.11%                    11.05%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

 89      90      91     92      93       94       95       96      97       98
--------------------------------------------------------------------------------
n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     1.59     9.96
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 15.81%, 4th quarter, 1998; and Worst Quarter was down -17.80%, 3rd quarter, 1998.

Alliance Greater China '97 Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation through investment of at least 80% of its total assets in equity securities of Greater China companies.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests in equity securities of Greater China companies, which are companies in China, Hong Kong, and Taiwan. Of these countries, the Fund expects to invest a significant portion of its assets, which may be greater than 50%, in Hong Kong companies and may invest all of its assets in Hong Kong companies or companies of either of the other Greater China countries. The Fund also may invest in convertible securities and equity-linked debt securities issued or guaranteed by Greater China companies or Greater China Governments, their agencies, or instrumentalities. As of December 31, 1998 the Fund had approximately 75% of its assets invested in securities of Hong Kong companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Greater China companies, the Fund's returns will be significantly more volatile and differ substantially from U.S. markets generally. Your investment also has the risk that market changes or other events affecting the Greater China countries, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. In addition, the Fund is "non-diversified" meaning that it invests its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. The Fund's investments in debt securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 -7.87%                   -26.74%
--------------------------------------------------------------------------------
MSCI China Free Index                        -43.83%                   -54.48%
--------------------------------------------------------------------------------
MSCI Hong Kong Index                          -2.92%                   -25.58%
--------------------------------------------------------------------------------
MSCI Taiwan Index                            -20.64%                   -30.14%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 9/3/97. Index returns from 9/30/97.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

 89      90      91     92      93       94       95       96      97       98
--------------------------------------------------------------------------------
n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     n/a      -7.87
                                                               Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 27.38%, 4th quarter, 1998; and Worst Quarter was down -26.92%, 2nd quarter, 1998.

Alliance All-Asia Investment Fund
--------------------------------------------------------------------------------

OBJECTIVE:

The Fund's investment objective is long-term capital appreciation.


PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund primarily invests in securities of various types of companies based in Asia. The Fund invests in equity securities, preferred stocks, and equity-linked debt securities issued by Asian companies and may invest more than 50% of its total assets in equity securities of Japanese issuers. The Fund also may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities, and may invest up to 25% of its net assets in convertible securities. At December 31, 1998, the Fund had approximately 60% of its total assets invested in securities of Japanese companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in Asian and Pacific region countries and emerging markets, the Fund's returns will be significantly more volatile and may differ substantially from the overall U.S. market generally. Your investment has the risk that market changes or other factors affecting Asian and Pacific region countries and other emerging markets, including political instability and unpredictable economic conditions, may have a more significant effect on the Fund's net asset value. To the extent that the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. In addition, the Fund's investments in debt securities have interest rate and credit risks.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                             1 Year                   Inception*
--------------------------------------------------------------------------------
Advisor Class                                -12.15%                   -22.56%
--------------------------------------------------------------------------------
MSCI All Country Asia
Pacific Index                                  2.03%                   -13.49%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 10/1/96. Index return from 10/31/96.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual returns for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a     n/a      n/a      n/a     -34.83   -12.15
--------------------------------------------------------------------------------
 89      90      91     92      93      94       95       96      97       98
                                                   Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:


Best Quarter was up 13.57%, 4th quarter, 1998; and Worst Quarter was down -18.65%, 4th quarter, 1997.

Alliance Global Environment Fund
--------------------------------------------------------------------------------

OBJECTIVE:


The Fund's investment objective is long-term capital appreciation through investment of substantially all of its assets in equity securities of companies that are expected to benefit from advances or improvements in products, processes or services intended to foster the protection of the environment.

PRINCIPAL INVESTMENT STRATEGIES AND RISKS:

The Fund invests primarily in environmental companies, which are companies whose principal business involves the sale of environmental protection systems or services. The Fund also invests in companies whose principal business lies outside the environmental sector but who anticipate environmental regulations or consumer preferences through the development of new products or services that would contribute to a cleaner and healthier environment. The Fund will invest substantially all of its assets in these two types of companies. The Fund invests in securities of companies in at least three, and normally considerably more, countries. At December 31, 1998, the Fund had approximately 82% invested in equity securities of U.S. companies.

Among the principal risks of investing in the Fund are market risk, foreign risk and currency risk. Because it invests in non-U.S. companies and in specific types of companies that provide environmental services, the Fund's returns will be more volatile and differ, sometimes substantially, from the overall U.S. market generally. The Fund's investments also have the risk that government regulations or other action could negatively affect the business of environmental companies.

The table and bar chart provide an indication of the historical risk of an investment in the Fund.


PERFORMANCE TABLE
--------------------------------------------------------------------------------


                                                                        Since
                                              1 Year                  Inception*
--------------------------------------------------------------------------------
Advisor Class                                 -2.99%                     0.09%
--------------------------------------------------------------------------------
S&P 500 Index                                 28.60%                    28.60%
--------------------------------------------------------------------------------


The average annual total returns in the performance table are for the periods ended December 31, 1998.


*Advisor Class shares inception date: 12/29/97. Index return from 12/31/97.


BAR CHART
--------------------------------------------------------------------------------


The following chart shows the annual return for the Advisor Class shares since inception.

                               [GRAPHIC OMITTED]

   [The following table was depicted as a bar chart in the printed material.]

n/a     n/a     n/a    n/a     n/a      n/a      n/a      n/a     n/a      -2.99
--------------------------------------------------------------------------------
 89      90      91     92      93       94       95       96      97       98
                                            Calendar Year End

You should consider an investment in the Fund as a long-term investment. The Fund's returns will fluctuate over long and short periods. For example, during the period shown in the bar chart, the Fund's:

Best Quarter was up 15.74%, 1st quarter, 1998; and Worst Quarter was down -19.83%, 3rd quarter, 1998.

SUMMARY OF PRINCIPAL RISKS


The value of your investment in a Fund will change with changes in the values of that Fund's investments. Many factors can affect those values. In this Summary, we describe the principal risks that may affect a Fund's portfolio as a whole. These risks and the Funds particularly subject to these risks appear in a chart at the end of the section. All Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time. This Prospectus has additional descriptions of the types of investments that appear in bold type in the discussions under "Description of Investment Practices" or "Additional Risk Considerations." These sections also include more information about the Funds, their investments, and related risks.

MARKET RISK

This is the risk that the value of a Fund's investments will fluctuate as the stock or bond markets fluctuate and that prices overall will decline over short or longer-term periods. All of the Alliance Stock Funds are subject to market risk.

SECTOR RISK

This is the risk of investments in a particular industry sector. Market or economic factors affecting that industry sector could have a major effect on the value of a Fund's investments. Funds particularly subject to this risk are Alliance Technology Fund, Alliance Utility Income Fund, Alliance Real Estate Investment Fund, Alliance Worldwide Privatization Fund and Alliance Global Environment Fund. This risk may be greater for Alliance Technology Fund because technology stocks, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market.

CAPITALIZATION RISK

This is the risk of investments in small- to mid-capitalization companies. Investments in mid-cap companies may be volatile than investments in large-cap companies. Alliance Growth Fund and The Alliance Fund are particularly subject to this risk. Investments in small-cap companies tend to be more volatile than investments in large-cap or mid-cap companies. A Fund's investments in smaller capitalization stocks may have additional risks because these companies often have limited product lines, markets or financial resources. Alliance Quasar Fund and Alliance Global Small Cap Fund are particularly subject to this risk.

INTEREST RATE RISK

This is the risk that changes in interest rates will affect the value of a Fund's investments in income-producing, fixed-income (i.e., debt) securities. Increases in interest rates may cause the value of a Fund's investments to decline and this decrease in value may not be offset by the higher interest rate income. Interest rate risk is particularly applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in fixed-income securities, such as Alliance Growth and Income Fund, Alliance Balanced Shares and Alliance Utility Income Fund. Interest rate risk is greater for those Funds that invest in lower-rated securities or comparable unrated securities ("junk bonds") such as Alliance Utility Income Fund. Alliance Real Estate Investment Fund also has more exposure to interest rate risk because it invests in real estate industry companies and in mortgage-backed securities.


CREDIT RISK


This is the risk that the issuer of a security or the other party to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk is applicable to Funds that invest in fixed-income securities and is greater for those Alliance Stock Funds that invest a substantial portion of their assets in lower-rated securities, such as Alliance Utility Income Fund.


FOREIGN RISK


This is the risk of investments in issuers located in foreign countries. All Alliance Stock Funds with foreign securities are subject to this risk, including, in particular, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and Alliance Global Environment Fund. Fund's investing in foreign securities may experience more rapid and extreme changes in value than Funds with investments solely in securities of U.S. companies. This is because the securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, foreign securities issuers are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, or political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation, or other confiscation, a Fund could lose its entire investment.

COUNTRY OR GEOGRAPHIC RISK
This is the risk of investments in issuers located in a particular country or geographic region. Market changes or other factors affecting that country or region, including political instability and unpredictable economic conditions, may have a particularly significant effect on a Funds net asset value. The Funds particularly subject to this risk are Alliance New Europe Fund,

Alliance Worldwide Privatization Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund.

CURRENCY RISK


This is the risk that fluctuations in the exchange rates between the U.S. Dollar and foreign currencies may negatively affect the value of a Fund's investments. Funds with foreign securities are subject to this risk, including, in particular, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Global Small Cap Fund, Alliance International Fund, Alliance Greater China '97 Fund, Alliance All-Asia Investment Fund and Alliance Global Environment Fund.

MANAGEMENT RISK


Each Alliance Stock Fund is subject to management risk because it is an actively managed investment portfolio. Alliance will apply its investment techniques and risk analyses in making investment decisions for the Funds, but there is no guarantee that its decisions will produce the intended result.

FOCUSED PORTFOLIO RISK

Funds, such as Alliance Premier Growth Fund and Alliance International Premier Growth Fund, that invest in a limited number of companies, may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value. Similarly, Alliance Greater China '97 Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of companies than many other international funds.

ALLOCATION RISK


Alliance Balanced Shares has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.


PRINCIPAL RISKS BY FUND
--------------------------------------------------------------------------------


The following chart summarizes the principal risks of each Fund. Risks not marked for a particular Fund may, however, still apply to some extent to that Fund at various times.



------------------------------------------------------------------------------------------------------------------------------------
                                        Capital-  Interest                   Country or                         Focused
                        Market  Sector  ization    Rate     Credit  Foreign  Geographic  Currency   Manage-    Portfolio  Allocation
Fund                     Risk    Risk    Risk      Risk      Risk     Risk      Risk       Risk    ment Risk      Risk       Risk
------------------------------------------------------------------------------------------------------------------------------------
Alliance Premier
Growth Fund                o                                                                           o            o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth Fund       o               o         o         o        o                              o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Technology Fund   o       o                                                                   o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Quasar Fund       o               o                                                           o
------------------------------------------------------------------------------------------------------------------------------------
The Alliance Fund          o               o                                                           o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Growth and
Income Fund                o                         o                                                 o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Balanced Shares   o                         o         o                                       o                       o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Utility
Income Fund                o       o                 o         o                                       o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Real Estate
Investment Fund            o       o                 o                                                 o
------------------------------------------------------------------------------------------------------------------------------------
Alliance New Europe Fund   o                                            o         o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Worldwide
Privatization Fund         o                                            o         o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International
Premier Growth Fund        o                                            o                    o         o            o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global
Small Cap Fund             o               o                            o                    o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance International
Fund                       o                                            o         o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Greater China
'97 Fund                   o                                            o         o          o         o            o
------------------------------------------------------------------------------------------------------------------------------------
Alliance All-Asia
Investment Fund            o                                            o         o          o         o
------------------------------------------------------------------------------------------------------------------------------------
Alliance Global
Environment Fund           o       o                                    o                    o         o
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         FEES AND EXPENSES OF THE FUNDS
--------------------------------------------------------------------------------


This table describes the fees and expenses that you may pay if you buy and hold shares of the Funds.


SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                             Advisor Class Share
                                                             -------------------
Maximum Front-end or Deferred Sales Charge (Load)            None
(as a percentage of original purchase
price or redemption proceeds,
whichever is lower)

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets) and EXAMPLES

The Examples are to help you compare the cost of investing in the Funds with the cost of investing in other funds. They assume that you invest $10,000 in each Fund for the time periods indicated and then redeem all of your shares at the end of those periods. They also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.



           Operating Expenses                             Examples
----------------------------------------       ---------------------------------
Alliance Premier Growth Fund

Management fees                     1.00%      After 1 year              $   128
12b-1 fees                          None       After 3 years             $   400
Other expenses                       .26%      After 5 years             $   692
                                   -----       After 10 years            $ 1,523
Total fund operating expenses       1.26%
                                   =====

Alliance Growth Fund

Management fees                      .70%      After 1 year              $    95
12b-1 fees                          None       After 3 years             $   296
Other expenses                       .23%      After 5 years             $   515
                                   -----       After 10 years            $ 1,143
Total fund operating expenses       0.93%
                                   =====

Alliance Technology Fund

Management fees                     1.02%      After 1 year              $   139
12b-1 fees                          None       After 3 years             $   434
Other expenses                       .35%      After 5 years             $   750
                                   -----       After 10 years            $ 1,646
Total fund operating expenses       1.37%
                                   =====

Alliance Quasar Fund

Management fees                     1.04%      After 1 year              $   140
12b-1 fees                          None       After 3 years             $   437
Other expenses                       .34%      After 5 years             $   755
                                   -----       After 10 years            $ 1,657
Total fund operating expenses       1.38%
                                   =====

The Alliance Fund

Management fees                      .67%      After 1 year              $    85
12b-1 fees                          None       After 3 years             $   265
Other expenses                       .16%      After 5 years             $   460
                                   -----       After 10 years            $ 1,025
Total fund operating expenses       0.83%
                                   =====

Alliance Growth and Income Fund

Management fees                      .48%      After 1 year              $    78
12b-1 fees                          None       After 3 years             $   243
Other expenses                       .28%      After 5 years             $   422
                                   -----       After 10 years            $   942
Total fund operating expenses       0.76%
                                   =====

Alliance Balanced Shares Fund

Management fees                      .63%      After 1 year              $   108
12b-1 fees                          None       After 3 years             $   337
Other expenses                       .43%      After 5 years             $   585
                                   -----       After 10 years            $ 1,294
Total fund operating expenses       1.06%
                                   =====

           Operating Expenses                             Examples
----------------------------------------       ---------------------------------
Alliance Utility Income Fund

Management fees                      .75%      After 1 year              $   122
12b-1 fees                          None       After 3 years             $   381
Other expenses                      1.46%      After 5 years             $   660
                                   -----       After 10 years            $ 1,455
Total fund operating expenses       2.21%
                                   =====
Waiver and/or expense
  reimbursement (a)                (1.01)%
                                   =====
Net expenses                        1.20%
                                   =====

Alliance Real Estate Investment Fund

Management fees                      .90%      After 1 year              $   127
12b-1 fees                          None       After 3 years             $   397
Other expenses                       .35%      After 5 years             $   686
                                   -----       After 10 years            $ 1,511
Total fund operating expenses       1.25%
                                   =====

Alliance New Europe Fund

Management fees                     1.02%      After 1 year              $   159
12b-1 fees                          None       After 3 years             $   493
Other expenses                       .54%      After 5 years             $   850
                                   -----       After 10 years            $ 1,856
Total fund operating expenses       1.56%
                                   =====

Alliance Worldwide Privatization Fund

Management fees                     1.00%      After 1 year              $   148
12b-1 fees                          None       After 3 years             $   459
Other expenses                       .45%      After 5 years             $   792
                                   -----       After 10 years            $ 1,735
Total fund operating expenses       1.45%
                                   =====

Alliance International Premier Growth Fund

Management fees                     1.00%      After 1 year              $   223
12b-1 fees                          None       After 3 years             $   688
Other expenses                      5.28%      After 5 years             $ 1,180
                                   -----       After 10 years            $ 2,534
Total fund operating expenses       6.28%
                                   =====
Waiver and/or expense
  reimbursement (a)                (4.08)%
Net expenses                        2.20%
                                   =====

Alliance Global Small Cap Fund

Management Fees                     1.00%      After 1 year              $   190
12b-1 Fees                          None       After 3 years             $   588
Other Expenses                       .87%      After 5 years             $ 1,011
                                   -----       After 10 years            $ 2,190
Total fund operating expenses       1.87%
                                   =====

Alliance International Fund

Management fees                     1.00%      After 1 year              $   150
12b-1 fees                          None       After 3 years             $   465
Other expenses                       .62%      After 5 years             $   803
                                   -----       After 10 years            $ 1,757
Total fund operating expenses       1.62%
                                   =====
Waiver and/or expense
  reimbursement (a)                 (.15)%
Net expenses                        1.47%
                                   =====

Alliance Greater China '97 Fund

Management fees                     1.00%      After 1 year              $   225
12b-1 fees                          None       After 3 years             $   694
Other expenses                     17.13%      After 5 years             $ 1,190
                                   -----       After 10 years            $ 2,554
Total fund operating expenses       18.13%
                                   =====
Waiver and/or expense
  reimbursement (a)               (15.91)%
                                   =====
Net expenses                        2.22%
                                   =====

           Operating Expenses                             Examples
----------------------------------------       ---------------------------------

Alliance All-Asia Investment Fund

Management fees                     1.00%      After 1 year              $   273
12b-1 fees                          None       After 3 years             $   838
Administration fees                  .15%      After 5 years             $ 1,430
Other operating expenses            3.24%      After 10 years            $ 3,032
                                   -----
Total fund operating expenses       4.39%
                                   =====
Waiver and/or expense
  reimbursement (a)                (1.69)%
                                   =====
Net Expenses                        2.70%
                                   =====

Alliance Global Environment Fund

Management Fees(b)                  1.10%      After 1 year              $   472
12b-1 Fees                          None       After 3 years             $ 1,419
Other Expenses(b)                   3.61%      After 5 years             $ 2,372
                                   -----       After 10 years            $ 4,779
Total fund operating expenses       4.71%
                                   =====



(a) Reflects Alliance's contractual waiver of a portion of its advisory fee and/or reimbursement of a portion of the Fund's operating expenses.
(b) Management fees and other expenses for Alliance Global Environment Fund are based on estimated amounts for its current fiscal year.

--------------------------------------------------------------------------------
                                    GLOSSARY
--------------------------------------------------------------------------------

This Prospectus uses the following terms.

TYPES OF SECURITIES

Convertible securities are fixed-income securities that are convertible into common stock.

Debt securities are bonds, debentures, notes, bills, loans, other direct debt instruments, and other fixed, floating and variable rate debt obligations, but do not include convertible securities.

Depositary receipts include American Depositary Receipts ("ADRs"), Global Depositary Receipts ("GDRs") and other types of depositary receipts.


Equity securities include (i) common stocks, partnership interests, business trust shares and other equity or ownership interests in business enterprises and
(ii) securities convertible into, and rights and warrants to subscribe for the purchase of, such stocks, shares and interests.


Fixed-income securities are debt securities and dividend-paying preferred stocks, including floating rate and variable rate instruments.

Foreign government securities are securities issued or guaranteed, as to payment of principal and interest, by governments, quasi-governmental entities, governmental agencies or other governmental entities.

Qualifying bank deposits are certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks that have total assets of more than $1 billion and are members of the Federal Deposit Insurance Corporation.

Rule 144A securities are securities that may be resold under Rule 144A of the Securities Act.

U.S. Government securities are securities issued or guaranteed by the United States Government, its agencies or instrumentalities.

TYPES OF COMPANIES

Asian company is an entity that (i) is organized under the laws of an Asian country and conducts business in an Asian country, (ii) derives 50% or more of its total revenues from business in Asian countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in an Asian country.

Asian countries are Australia, the Democratic Socialist Republic of Sri Lanka, the Hong Kong Special Administrative Region of the People's Republic of China (Hong Kong), the Islamic Republic of Pakistan, Japan, the Kingdom of Thailand, Malaysia, Negara Brunei Darussalam (Brunei), New Zealand, the People's Republic of China, the People's Republic of Kampuchea (Cambodia), the Republic of China (Taiwan), the Republic of India, the Republic of Indonesia, the Republic of Korea (South Korea), the Republic of the Philippines, the Republic of Singapore, the Socialist Republic of Vietnam and the Union of Myanmar.

Beneficiary Companies are Eligible Companies whose principal businesses lie outside the environmental sector but nevertheless anticipate environmental regulations or consumer preferences through the development of new products, processes or services that are intended to contribute to a cleaner and healthier environment, such as companies that anticipate the demand for plastic substitutes, aerosol substitutes, alternative fuels and processes that generate less hazardous waste.

Eligible Companies are companies expected to benefit from advances or improvements in products, processes or services intended to foster the protection of the environment.

Environmental companies are Eligible Companies that have a principal business involving the sale of systems or services intended to foster environmental protection, such as waste treatment and disposal, remediation, air pollution control and recycling.

Greater China company is an entity that (i) is organized under the laws of a Greater China country and conducts business in a Greater China country, (ii) derives 50% or more of its total revenues from businesses in Greater China countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a Greater China country. A company of a particular Greater China country is a company that meets any of these criteria with respect to that country.

Greater China countries are the People's Republic of China ("China"), the Hong Kong Special Administrative Region of the People's Republic of China ("Hong Kong") and the Republic of China ("Taiwan").

Non-U.S. Company is an entity that (i) is organized under the laws of a foreign country and conducts business in a foreign country, (ii) derives 50% or more of its total revenues from business in foreign countries, or (iii) issues equity or debt securities that are traded principally on a stock exchange in a foreign country.


RATING AGENCIES, RATED SECURITIES and INDEXES


Duff & Phelps is Duff & Phelps Credit Rating Co.

EAFE Index is Morgan Stanley Capital International Europe, Australasia and Far East ("EAFE") Index.

Fitch is Fitch IBCA, Inc.

Investment grade securities are fixed-income securities rated Baa and above by Moody's or B and above by S&P, Duff & Phelps or Fitch, or determined by Alliance to be of equivalent quality.

Lower-rated securities are fixed-income securities rated Ba or below by Moody's or BB or below by S&P, Duff & Phelps or Fitch, or determined by Alliance to be of equivalent quality, and are commonly referred to as "junk bonds."

Moody's is Moody's Investors Service, Inc.

Prime commercial paper is commercial paper rated Prime 1 by Moody's or A-1 or higher by S&P or, if not rated, issued by companies that have an outstanding debt issue rated Aa or higher by Moody's or AA or higher by S&P.

S&P is Standard & Poor's Ratings Services.

S&P 500 Index is S&P's 500 Composite Stock Price Index, a widely recognized unmanaged index of market activity.

OTHER

1940 Act is the Investment Company Act of 1940, as amended.

Code is the Internal Revenue Code of 1986, as amended.

Commission is the Securities and Exchange Commission.

Exchange is the New York Stock Exchange.

Securities Act is the Securities Act of 1933, as amended.

--------------------------------------------------------------------------------
                            DESCRIPTION OF THE FUNDS
--------------------------------------------------------------------------------


This section of the Prospectus provides a more complete description of the Funds' investment objectives, principal strategies and risks. Of course, there can be no assurance that any Fund will achieve its investment objective.


Please note that:

o Additional discussion of the Funds' investments, including the risks of the investments, can be found in the discussion under Description of Investment Practices following this section.


o The description of the principal risks for a Fund may include risks described in the Summary of Principal Risks above. Additional information about the risks of investing in a Fund can be found in the discussion under Additional Risk Considerations.

o Additional descriptions of each Fund's strategies, investments and risks can be found in the Fund's Statement of Additional Information or SAI.


o Except as noted, (i) the Funds' investment objectives are "fundamental" and cannot be changed without a shareholder vote, and (ii) the Funds' investment policies are not fundamental and thus can be changed without a shareholder vote.

INVESTMENT OBJECTIVES AND POLICIES

DOMESTIC STOCK FUNDS

The Domestic Stock Funds offer investors seeking capital appreciation a range of alternative approaches to investing in the U.S. equity markets.

Alliance Premier Growth Fund

Alliance Premier Growth Fund seeks long-term growth of capital by investing predominantly in the equity securities of a limited number of large, carefully selected, high-quality U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund normally invests at least 85% of its total assets in the equity securities of U.S. companies. A U.S. company is a company that is organized under United States law, has its principal office in the United States and issues equity securities that are traded principally in the United States. Normally, about 40-50 companies will be represented in the Fund's portfolio, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investment in smaller companies.

Alliance's investment strategy for the Fund emphasizes stock selection and investment in the securities of a limited number of issuers. Alliance relies heavily upon the fundamental analysis and research of its large internal research staff, which generally follows a primary research universe of more than 600 companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. An emphasis is placed on identifying companies whose substantially above average prospective earnings growth is not fully reflected in current market valuations.

In managing the Fund, Alliance seeks to utilize market volatility judiciously (assuming no change in company fundamentals), striving to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. The Fund normally remains nearly fully invested and does not take significant cash positions for market timing purposes. During market declines, while adding to positions in favored stocks, the Fund becomes somewhat more aggressive, gradually reducing the number of companies represented in its portfolio. Conversely, in rising markets, while reducing or eliminating fully valued positions, the Fund becomes somewhat more conservative, gradually increasing the number of companies represented in its portfolio. Alliance thus seeks to gain positive returns in good markets while providing some measure of protection in poor markets.

Alliance expects the average market capitalization of companies represented in the Fund's portfolio normally to be in the range, or in excess, of the average market capitalization of companies included in the S&P 500 Index.

The Fund also may:

o     invest up to 20% of its net assets in convertible securities;

o     invest up to 5% of its net assets in rights or warrants;


o     invest up to 15% of its total assets in foreign securities;


o purchase and sell exchange-traded index options and stock index futures contracts; and

o write covered exchange-traded call options on its securities of up to 15% of its total assets, and purchase and sell exchange-traded call and put options on common stocks written by others of up to, for all options, 10% of its total assets.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Growth Fund


Alliance Growth Fund seeks long-term growth of capital. Current income is only an incidental consideration. The Fund seeks to achieve its objective by investing primarily in equity securities of companies with favorable earnings outlooks and long-term growth rates that are expected to exceed that of the U.S. economy over time. The Fund's investment objective is not fundamental.


The Fund also may invest up to 25% of its total assets in lower-rated fixed-income securities and convertible bonds. The Fund generally will not invest in securities rated at the time of purchase below Caa- by Moody's and CCC- by S&P, Duff & Phelps or Fitch or in securities judged by Alliance to be of comparable investment quality. From time to time, however, the Fund may invest in securities rated in the lowest grades (i.e., C by Moody's or D or equivalent by S&P, Duff & Phelps or Fitch) or securities of comparable investment quality if there are prospects for an upgrade or a favorable conversion into equity securities. If the credit rating of a security held by the Fund falls below its rating at the time of purchase (or Alliance determines that the credit quality of the security has deteriorated), the Fund may continue to hold the security if such investment is considered appropriate under the circumstances.

The Fund also may:

o     invest in zero-coupon and payment-in-kind bonds;

o invest in foreign securities although not generally in excess of 15% of its total assets;

o buy or sell foreign currencies, options on foreign currencies, and foreign currency futures contracts (and related options) and deal in forward foreign currency exchange contracts;

o     enter into forward commitments;

o buy and sell stock index futures contracts and options on future contracts and on stock indices;

o purchase and sell futures contracts and options on futures contracts and U.S. Treasury securities;

o     write covered call and put options;

o     purchase and sell put and call options;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to 25% of its total assets;

Alliance Technology Fund

Alliance Technology Fund emphasizes growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The Fund may seek income by writing listed call options. The Fund invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes). The Fund will normally have at least 80% of its assets invested in the securities of these companies. The Fund normally will have substantially all its assets invested in equity securities, but it also invests in debt securities offering an opportunity for price appreciation. The Fund will invest in listed and unlisted securities, in U.S. securities, and up to 10% of its total assets in foreign securities.

The Fund's policy is to invest in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies.

The Fund also may:

o write covered call options on its securities of up to 15% of its total assets and purchase exchange-listed call and put options, including exchange-traded index put options of up to, for all options, 10% of its total assets;

o     invest up to 10% of its total assets in warrants; and

o     make loans of portfolio securities of up to 30% of its total assets.

Because the Fund invests primarily in technology companies, factors affecting those types of companies could have a significant effect on the Fund's net asset value. In addition, the Fund's investments in technology stocks, especially those of smaller, less seasoned companies, tend to be more volatile than the overall market. The Fund's investments in debt and foreign securities have credit risk and foreign risk.

Alliance Quasar Fund


Alliance Quasar Fund seeks growth of capital by pursuing aggressive investment policies. The Fund invests for capital appreciation and only incidentally for current income. The Fund's practice of selecting securities based on the possibility of appreciation cannot, of course, ensure against a loss in value. Moreover, because the Fund's investment policies are aggressive, an investment in the Fund is risky and investors who want assured income or preservation of capital should not invest in the Fund.


The Fund invests in any company and industry and in any type of security with potential for capital appreciation. It invests in well-known and established companies and in new and unseasoned companies. When selecting securities for the Fund, Alliance considers the economic and political outlook, the values of specific securities relative to other investments, trends in the determinants of corporate profits, and management capability and practices.

The Fund invests principally in equity securities, but it also invests to a limited degree in non-convertible bonds and preferred stocks. The Fund invests in listed and unlisted U.S. and foreign securities. The Fund can periodically invest in the securities of companies that are expected to appreciate due to a development particularly or uniquely applicable to a company regardless of general business conditions or movements of the market as a whole.


The Fund also may:

o make short sales of securities against the box but not more than 15% of its net assets may be deposited on short sales; and

o write covered call options of up to 15% of its total assets and purchase and sell put and call options written by others of up to, for all options, 10% of its total assets.

Investments in smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in non-convertible bonds, preferred stocks and foreign stocks may have credit risk and foreign risk.

The Alliance Fund


The Alliance Fund seeks long-term growth of capital and income primarily through investment in common stocks. The Fund normally invests substantially all of its assets in common stocks that Alliance believes will appreciate in value. The Fund also may invest in other types of securities such as convertible securities, investment grade instruments, U.S. Government securities and high quality, short-term obligations such as repurchase agreements, bankers' acceptances and domestic certificates of deposit. The Fund may invest without limit in foreign securities. The Fund generally does not effect portfolio transactions in order to realize short-term trading profits or exercise control.


The Fund also may:

o write exchange-traded covered call options on up to 25% of its total assets;

o make secured loans of portfolio securities of up to 25% of its total assets;

o enter into repurchase agreements of up to seven days' duration with commercial banks, but only if those agreements together with any restricted securities and any securities which do not have readily available market quotations do not exceed 10% of its net assets;

While the diversification and generally high quality of the Fund's investments cannot prevent fluctuations in market values, they tend to limit investment risk and contribute to achieving the Fund's objective.

TOTAL RETURN FUNDS

The Total Return Funds provide a range of investment alternatives to investors seeking both growth of capital and current income.

Alliance Growth and Income Fund

Alliance Growth and Income Fund seeks appreciation through investments primarily in dividend-paying common stocks of good quality. The Fund also may invest in fixed-income securities and convertible securities.

The Fund also may try to realize income by writing covered call options listed on domestic securities exchanges. The Fund also invests in foreign securities. Since the purchase of foreign securities entails certain political and economic risks, the Fund restricts its investments in these securities to issues of high quality. The Fund also may purchase and sell financial forward and futures contracts and options on these securities for hedging purposes.

Alliance Balanced Shares


Alliance Balanced Shares seeks a high return through a combination of current income and capital appreciation. Although the Fund's investment objective is not fundamental, the Fund is a "balanced" fund as a matter of fundamental policy. The Fund invests in equity securities of high-quality, financially strong, dividend-paying companies. Normally, the Fund's investments will consist of about 60% in stocks, but stocks may make up to 75% of its investments. The Fund will invest at least 25% of its total assets in investment grade debt securities. These investments may include short- and long-term debt securities, preferred stocks, convertible debt securities and convertible preferred stocks to the extent that their values are attributable to their fixed-income characteristics. Other than this restriction, the percentage of the Fund's assets invested in each type of security will vary.


The Fund invests in U.S. Government securities, bonds, senior debt securities, and preferred and common stocks in such proportions and of such type as Alliance deems best adapted to the current economic and market outlooks. The Fund may invest up to 15% of the value of its total assets in foreign equity and fixed-income securities eligible for purchase by the Fund under its investment policies described above.

The Fund also may:

o enter into contracts for the purchase or sale for future delivery of foreign currencies;

o purchase and write put and call options on foreign currencies and enter into forward foreign currency exchange contracts for hedging purposes; and

o subject to market conditions, write covered call options listed on a domestic exchange to realize income.


As a balanced fund, the Fund has the risk that the allocation of its investments between equity and debt securities may have a more significant effect on the Fund's net asset value when one of these asset classes is performing more poorly than the other.


Alliance Utility Income Fund

Alliance Utility Income Fund seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry. As a fundamental policy, the Fund normally invests at least 65% of its total assets in securities of companies in the utilities industry.


The Fund seeks to take advantage of the characteristics and historical performance of securities of utility companies, many of which pay regular dividends and increase their common stock dividends over time. The Fund considers a company to be in the utilities industry if, during the most recent twelve-month period, at least 50% of the company's gross revenues, on a consolidated basis, were derived from its utilities activities.


The Fund may invest in securities of both U.S. and foreign issuers, although the Fund will invest no more than 15% of its total assets in issuers in any one foreign country. The Fund invests at least 65% of its total assets in income-producing securities, but there is otherwise no limit on the allocation of the Fund's investments between equity securities and fixed-income securities. The Fund may invest up to 35% of its net assets in lower-rated securities. The Fund will not retain a security that is downgraded below B or determined by Alliance to have undergone similar credit quality deterioration following purchase.

The Fund may invest up to 35% of its total assets in equity and fixed-income securities of domestic and foreign corporate and governmental issuers other than utility companies. These securities include U.S. Government securities and repurchase agreements for those securities, foreign government securities, corporate fixed-income securities of domestic issuers, corporate fixed-income securities of foreign issuers denominated in foreign currencies or in U.S. dollars (in each case including fixed-income securities of an issuer in one country denominated in the currency of another country), qualifying bank deposits, and prime commercial paper.

The Fund also may:

o     invest up to 30% of its net assets in convertible securities;

o     invest up to 5% of its net assets in rights or warrants;

o invest in depositary receipts, securities of supranational entities denominated in the currency of any country, securities denominated in European Currency Units, and "semi-governmental securities";

o write covered call and put options, purchase call and put options on securities of the types in which it is permitted to invest that are exchange-traded and over-the-counter, and write uncovered call options for cross-hedging purposes;

o purchase and sell exchange-traded options on any securities index composed of the types of securities in which it may invest;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including an index of U.S. Government securities, foreign government securities, corporate fixed-income securities, or common stock, and may purchase and write options on futures contracts;

o purchase and write call and put options on foreign currencies traded on U.S. and foreign exchanges or over-the-counter for hedging purposes;

o     purchase or sell forward contracts;


o enter into interest rate swaps and purchase or sell interest rate caps and floors;


o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into repurchase agreements for U.S. Government securities;

o     make short sales of securities or maintain a short position; and

o make secured loans of portfolio securities of up to 20% of its total assets.

The Fund's principal risks include those that arise from its investing primarily in electric utility companies. Factors affecting that industry sector can have a significant effect on the Fund's net asset value. The U.S. utilities industry has experienced significant changes in recent years. Electric utility companies in general have been favorably affected by lower fuel costs, the full or near completion of major construction programs and lower financing costs. In addition, many utility companies have generated cash flows in excess of current operating expenses and construction expenditures, permitting some degree of diversification into unregulated businesses. Regulatory changes, however, could increase costs or impair the ability of nuclear and conventionally fueled generating facilities to operate their facilities and reduce their ability to make dividend payments on their securities. Rates of return of utility companies generally are subject to review and limitation by state public utilities commissions and tend to fluctuate with marginal financing costs. Rate changes ordinarily lag behind changes in financing costs and can favorably or unfavorably affect the earnings or dividend pay-outs of utilities stocks depending upon whether the rates and costs are declining or rising.


Utility companies historically have been subject to the risks of increases in fuel and other operating costs, high interest costs, costs associated with compliance with environmental and nuclear safety regulations, service interruptions, economic slowdowns, surplus capacity, competition, and regulatory changes. There also can be no assurance that regulatory policies or accounting standards changes will not negatively affect utility companies' earnings or dividends. Utility companies are subject to regulation by various authorities and may be affected by the imposition of special tariffs and changes in tax laws. To the extent that rates are established or reviewed by governmental authorities, utility companies are subject to the risk that such authorities will not authorize increased rates. Because of the Fund's policy of concentrating its investments in utility companies, the Fund is more susceptible than most other mutual funds to economic, political or regulatory occurrences affecting the utilities industry.

Foreign utility companies, like those in the U.S., are generally subject to regulation, although the regulation may or may not be comparable to domestic regulations. Foreign utility companies in certain countries may be more heavily regulated by their respective governments than utility companies located in the U.S. As in the U.S., utility companies generally are required to seek government approval for rate increases. In addition, many foreign utility companies use fuels that cause more pollution than those used in the U.S. and may yet be required to invest in pollution control equipment. Foreign utility regulatory systems vary from country to country and may evolve in ways different from regulation in the U.S. The percentage of the Fund's assets invested in issuers of particular countries will vary.

Increases in interest rates may cause the value of the Fund's investments to decline and the decrease in value may not be offset by higher interest rate income. The Fund's investments in lower-rated securities may be subject to more credit risk than a fund that invests in higher-rated securities.

Alliance Real Estate Investment Fund

Alliance Real Estate Investment Fund seeks a total return from long-term growth of capital and from income principally through investing in a portfolio of equity securities of issuers that are primarily engaged in or related to the real estate industry.

The Fund normally invests at least 65% of its total assets in equity securities of real estate investment trusts, or REITs, and other real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its gross revenues or net profits from the ownership, development, construction, financing, management, or sale of commercial, industrial, or residential real estate or interests in these properties. The Fund invests in equity securities that include common stock, shares of beneficial interest of REITs, and securities with common stock characteristics, such as preferred stock or convertible securities ("Real Estate Equity Securities").

The Fund may invest up to 35% of its total assets in (a) securities that directly or indirectly represent participations in, or are collateralized by and payable from, mortgage loans secured by real property ("Mortgage-Backed Securities"), such as mortgage pass-through certificates, real estate mortgage investment conduit certificates ("REMICs") and collateralized mortgage obligations ("CMOs") and (b) short-term investments. These securities are described below.

In selecting Real Estate Equity Securities, Alliance's analysis will focus on determining the degree to which the company involved can achieve sustainable growth in cash flow and dividend paying capability. Alliance believes that the primary determinant of this capability is the economic viability of property markets in which the company operates and that the secondary determinant of this capability is the ability of management to add value through strategic focus and operating expertise. The Fund will purchase Real Estate Equity Securities when, in the judgment of Alliance, their market price does not adequately reflect this potential. In making this determination, Alliance will take into account fundamental trends in underlying property markets as determined by proprietary models, site visits conducted by individuals knowledgeable in local real estate markets, price-earnings ratios (as defined for real estate companies), cash flow growth and stability, the relationship between asset value and market price of the securities, dividend payment history, and such other factors that Alliance may determine from time to time to be relevant. Alliance will attempt to purchase for the Fund Real Estate Equity Securities of companies whose underlying portfolios are diversified geographically and by property type.

The Fund may invest without limitation in shares of REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

The Fund's investment strategy with respect to Real Estate Equity Securities is based on the premise that property market fundamentals are the primary determinant of growth underlying the performance of Real Estate Equity Securities. Value and management further distinguishes the most attractive Real Estate Equity Securities. The Fund's research and investment process is designed to identify those companies with strong property fundamentals and strong management teams. This process is comprised of real estate market research, specific property inspection, and securities analysis. Alliance believes that this process will result in a portfolio that will consist of Real Estate Equity Securities of companies that own assets in the most desirable markets across the country, diversified geographically and by property type.

To implement the Fund's research and investment process, Alliance has retained the consulting services of CB Richard Ellis, Inc. ("CBRE"), a publicly held company and the largest real estate services company in the United States. CBRE's business includes real estate brokerage, property and facilities management, and real estate finance and investment advisory activities. The universe of property-owning real estate industry firms consists of approximately 142 companies of sufficient size and quality to merit consideration for investment by the Fund. As consultant to Alliance, CBRE provides access to its proprietary model, REIT-Score, which analyzes the approximately 18,000 properties owned by these 142 companies. Using proprietary databases and algorithms, CBRE analyzes local market rent, expenses, occupancy trends, market specific transaction pricing, demographic and economic trends, and leading indicators of real estate supply such as building permits. Over 1,000 asset-type specific geographic markets are analyzed and ranked on a relative scale by CBRE in compiling its REIT-Score database. The relative attractiveness of these real estate industry companies is similarly ranked based on the composite rankings of the properties they own.

Once the universe of real estate industry companies has been distilled through the market research process, CBRE's local market presence provides the capability to perform site specific inspections of key properties. This analysis examines specific location, condition, and sub-market trends. CBRE's use of locally based real estate professionals provides Alliance with a window on the operations of the portfolio companies as information can immediately be put in the context of local market events. Only those companies whose specific property portfolios reflect the promise of their general markets will be considered for investment by the Fund.

Alliance further screens the universe of real estate industry companies by using rigorous financial models and by engaging in regular contact with management of targeted companies. Each management's strategic plan and ability to execute the plan are determined and analyzed. Alliance makes extensive use of CBRE's network of industry analysts in order to assess trends in tenant industries. This information is then used to further evaluate management's strategic plans. Financial ratio analysis is used to isolate those companies with the ability to make value-added acquisitions. This information is combined with property market trends and used to project future earnings potential.

The Fund may invest in short-term investments including: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; and obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months.

The Fund may invest in debt securities rated BBB or higher by S&P or Baa or higher by Moody's or, if not rated, of equivalent credit quality as determined by Alliance. The Fund expects that it will not retain a debt security that is downgraded below BBB or Baa or, if unrated, determined by Alliance to have undergone similar credit quality deterioration, subsequent to purchase by the Fund.

The Fund also may:

o     invest up to 15% of its net assets in convertible securities;

o     enter into forward commitments;

o     enter into standby commitment agreements; and


o make short sales of securities or maintain a short position but only if at all times when a short position is open not more than 25% of the Fund's net assets is held as collateral for such sales.


o     invest up to 10% of its net assets in rights or warrants;

o     make loans of portfolio securities of up to 25% of its total assets; and

o     enter into repurchase agreements of up to seven days' duration.

Because the Fund invests a substantial portion of its assets in the real estate market, it is subject to many of the same risks involved in direct ownership of real estate. For example, the value of real estate could decline due to a variety of factors affecting the real estate market generally, such as overbuilding, increases in interest rates, or declines in rental rates. In addition, REITs are dependent on the capability of their managers, may have limited diversification, and could be significantly affected by changes in tax laws.

The Fund's investments in mortgage-backed securities have prepayment risk, which is the risk that mortgage loans will be prepaid when interest rates decline and the Fund will have to reinvest in securities with lower interest rates. This risk causes mortgage-backed securities to have significantly greater price and yield volatility than traditional fixed-income securities. The Fund's investments in REMICs, CMOs and other types of mortgage-backed securities may be subject to special risks that are described under "Description of Investment Practices."

GLOBAL STOCK FUNDS

The Global Stock Funds offer investors the opportunity to participate in the potential for long-term capital appreciation available from investment in foreign securities.

Alliance New Europe Fund


Alliance New Europe Fund seeks long-term capital appreciation through investment primarily in the equity securities of companies based in Europe. The Fund intends to invest substantially all of its assets in the equity securities of European companies and has a fundamental policy of normally investing at least 65% of its total assets in these securities. The Fund may invest up to 35% of its total assets in high-quality U.S. Dollar or foreign currency denominated fixed-income securities issued or guaranteed by European governmental entities, or by European or multinational companies or supranational organizations.

Alliance believes that the quickening pace of economic integration and political change in Europe creates the potential for many European companies to experience rapid growth. In addition, the emergence of new market economies in Europe and the broadening and strengthening of other European economies may significantly accelerate economic development. The Fund invests in companies that Alliance believes possess rapid growth potential. The Fund emphasizes investments in larger, established companies, but also invests in smaller, emerging companies.


In recent years, economic ties between the former "east bloc" countries of Eastern Europe and certain other European countries have been strengthened. Alliance believes that as this strengthening continues, some Western European financial institutions and other companies will have special opportunities to facilitate East-West transactions. The
Fund will seek investment opportunities among these companies and, as opportunities become available, within the former east bloc. The Fund will not invest more than 20% of its total assets in these companies or more than 10% of its total assets in issuers based in any one country.

The Fund diversifies its investments among a number of European countries and normally invests in companies based in at least three of these countries. The Fund, however, may invest without limit in a single European country. While the Fund does not intend to concentrate its investments in a single country, at times 25% or more of its assets may be invested in companies located in a single country. During such times, the Fund would be subject to a correspondingly greater risk of loss due to adverse political or regulatory developments, or an economic downturn, within that country.


The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;


o invest in depositary receipts or other securities convertible into securities of companies based in European countries, debt securities of supranational entities denominated in the Euro or the currency of any European country, debt securities denominated in the Euro of an issuer in a European country (including supranational issuers), and "semi-governmental securities";


o     purchase and sell forward contracts;

o write covered call or put options and sell and purchase exchange-traded put and call options, including exchange-traded index options;

o enter into financial futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and futures contracts based on stock indices, and purchase and write options on futures contracts;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     enter into standby commitment agreements;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into forward commitments.

The Fund's investments in non-U.S. countries and smaller countries may have more risk because they tend to be more volatile than the overall stock market. To the extent the Fund invests a substantial amount of its assets in a particular European country, your investment is subject to the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net asset value. The Fund's investments in U.S. Dollar- or foreign currency-denominated fixed-income securities have interest rate and credit risk.

Alliance Worldwide Privatization Fund


Alliance Worldwide Privatization Fund seeks long-term capital appreciation. As a fundamental policy, the Fund invests at least 65% of its total assets in equity securities issued by enterprises that are undergoing, or have undergone, privatization (as described below), although normally significantly more of its assets will be invested in such securities. The balance of its investments will include securities of companies believed by Alliance to be beneficiaries of privatizations. The Fund is designed for investors desiring to take advantage of investment opportunities, historically inaccessible to U.S. individual investors, that are created by privatizations of state enterprises in both established and developing economies. These companies include those in Western Europe and Scandinavia, Australia, New Zealand, Latin America, Asia, Eastern and Central Europe and, to a lesser degree, Canada and the United States.

The Fund's investments in enterprises undergoing privatization may comprise three distinct situations. First, the Fund may invest in the initial offering of publicly traded equity securities (an "initial equity offering") of a government- or state-owned or controlled company or enterprise (a "state enterprise"). Secondly, the Fund may purchase securities of a current or former state enterprise following its initial equity offering. Finally, the Fund may make privately negotiated purchases of stock or other equity interests in a state enterprise that has not yet conducted an initial equity offering. Alliance believes that substantial potential for capital appreciation exists as privatizing enterprises rationalize their management structures, operations and business strategies in order to compete efficiently in a market economy and the Fund will thus emphasize investments in such enterprises.


Privatization is a process through which the ownership and control of companies or assets changes in whole or in part from the public sector to the private sector. Through privatization a government or state divests or transfers all or a portion of its interest in a state enterprise to some form of private ownership. Governments and states with established economies, including France, Great Britain, Germany, and Italy, and those with developing economies, including Argentina, Mexico, Chile, Indonesia, Malaysia, Poland, and Hungary, are engaged in privatizations. The Fund will invest in any country believed to present attractive investment opportunities.

A major premise of the Fund's approach is that the equity securities of privatized companies offer opportunities for significant capital appreciation. In particular, because privatizations are integral to a country's economic restructuring, securities sold in initial equity offerings often are priced attractively to secure the issuer's successful transition to private sector ownership. Additionally, these enterprises often dominate their local markets and typically have the potential for significant managerial and operational efficiency gains.

The Fund diversifies its investments among a number of countries and normally invests in issuers based in at least four, and usually considerably more, countries. The Fund may invest up to 15% of its total assets in issuers in any one foreign country, except that the Fund may invest up to 30% of its total assets in issuers in any one of France, Germany, Great Britain, Italy and Japan. The Fund may invest all of its assets within a single region of the world.


The Fund may invest up to 35% of its total assets in debt securities and convertible debt securities. The Fund may invest up to 5% of its net assets in lower-rated securities. The Fund will not retain a non-convertible security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.


The Fund also may:

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o     make short sales of securities or maintain a short position;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Investments in non-U.S. companies and smaller companies may have more risk because they tend to be more volatile than the overall stock market. The Fund's investments in debt securities and convertible securities have interest risk and credit risk.

Alliance International Premier Growth Fund

Alliance International Premier Growth Fund seeks long term capital appreciation by investing predominately in the equity securities of a limited number of carefully selected non-U.S. companies that are judged likely to achieve superior earnings growth. As a matter of fundamental policy, the Fund will invest under normal circumstances at least 85% of its total assets in equity securities. The Fund makes investments based upon their potential for capital appreciation. Current income is incidental to that objective.

In the main, the Fund's investments will be in comparatively large, high-quality companies. Normally, about 60 companies will be represented in the Fund's portfolio, and the 30 most highly regarded of these companies usually will constitute approximately 70% of the Fund's net assets. The Fund thus differs from more typical international equity mutual funds by focusing on a relatively small number of intensively researched companies. The Fund is designed for investors seeking to accumulate capital over time. Because of market risks inherent in any investment, the selection of securities on the basis of their appreciation possibilities cannot ensure against possible loss in value. There is, of course, no assurance that the Fund's investment objective will be met.


Alliance expects the market capitalization of the companies represented in the Fund's portfolio normally will be in the range of the average weighted market capitalization of the companies comprising the EAFE Index. As of December 31, 1998, the average weighted market capitalization of companies in the EAFE index was approximately $35 billion.


Within the investment framework of the Fund, Alliance's Large Cap Growth Group, headed by Alfred Harrison, Alliance's Vice Chairman, has responsibility for managing the Fund's portfolio. As discussed below, in selecting the Fund's portfolio investments Alliance's Large Cap Growth Group will follow a structured, disciplined research and investment process that is essentially similar to that which it employs in managing Premier Growth Fund.

In managing the Fund's assets, Alliance's investment strategy will emphasize stock selection and investment in the securities of a limited number of issuers. Alliance depends heavily upon the fundamental analysis and research of its large global equity research team situated in numerous locations around the world. Its global equity analysts follow a research universe of approximately 900 companies. As one of the largest multinational investment management firms, Alliance has access to considerable information concerning the companies in its research universe, an in-depth understanding of the products, services, markets, and competition of these companies, and a good knowledge of their management. Research emphasis is placed on the identification of companies whose superior prospective earnings growth is not fully reflected in current market valuations.


Alliance constantly adds to and deletes from this universe as fundamentals and valuations change. Alliance's global equity analysts rate companies in three categories. The performance of each analyst's ratings is an important determinant of his or her incentive compensation. The equity securities of "one-rated" companies are expected to significantly outperform the local market in local currency terms. All equity securities purchased for the Fund's portfolio will be selected from the universe of approximately 100 "one-rated" companies. As noted above, the Fund usually invests approximately 70% of its net assets in approximately 30 most highly regarded of these companies.

The Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

The Fund diversifies its investments among at least four, and usually considerably more, countries. No more than 15% of the Fund's total assets will be invested in issuers in any one foreign country, except that the Fund may invest up to 25% of its total assets in issuers in each of Canada, France, Germany, Italy, Japan, The Netherlands, Switzerland, and the United Kingdom. Within these limits, geographic distribution of the Fund's investments among countries or regions also will be a product of the stock selection process rather than a predetermined allocation. To the extent that the Fund concentrates its assets within one region, the Fund may be subject to any special risks associated with that region. While the Fund may engage in currency hedging programs in periods in which Alliance perceives extreme exchange rate risk, the Fund normally will not make significant use of currency hedging strategies.


In the management of the Fund's investment portfolio, Alliance will seek to utilize market volatility judiciously (assuming no change in company fundamentals) to adjust the Fund's portfolio positions. To the extent consistent with local market liquidity considerations, the Fund will strive to capitalize on apparently unwarranted price fluctuations, both to purchase or increase positions on weakness and to sell or reduce overpriced holdings. Under normal circumstances, the Fund will remain substantially fully invested in equity securities and will not take significant cash positions for market timing purposes. Rather, through "buying into declines" and "selling into strength," Alliance seeks superior relative returns over time.

The Fund also may:

o     invest up to 20% of its total assets in convertible securities;

o     invest up to 20% of its total assets in rights or warrants;

o write covered call and put options, purchase put and call options on securities of the types in which it is permitted to invest and on exchange-traded index options, and write uncovered options for cross hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, foreign government securities, or common stock and may purchase and write options on such future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o     enter into standby commitment agreements;

o     enter into forward commitments;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain short positions of no more than 5% of its net assets as collateral for short sales; and

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

Because the Fund invests in a smaller number of securities than many other equity funds, your investment also has the risk that changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Global Small Cap Fund


Alliance Global Small Cap Fund seeks long-term growth of capital through investment in a global portfolio of the equity securities of selected companies with relatively small market capitalization. The Fund's portfolio emphasizes companies with market capitalizations that would have placed them (when purchased) in about the smallest 20% by market capitalization of actively traded U.S. companies, or market capitalizations of up to about $1.5 billion. Because the Fund applies the U.S. size standard on a global basis, its foreign investments might rank above the lowest 20%, and, in fact, might in some countries rank among the largest, by market capitalization in local markets. Normally, the Fund invests at least 65% of its assets in equity securities of these smaller capitalization companies. These companies are located in at least three countries, one of which may be the U.S. The Fund may invest up to 35% of its total assets in securities of companies whose market capitalizations exceed the Fund's size standard. The Fund's portfolio securities may be listed on a U.S. or foreign exchange or traded over-the-counter.


The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o invest in depositary receipts or other securities representing securities of companies based in countries other than the U.S.;

o     purchase or sell forward foreign currency contracts;

o write covered call options on its securities of up to 15% of its total assets, and purchase exchange-traded call and put options, including put options on market indices of up to, for all options, 10% of its total assets; and

o make secured loans of portfolio securities of up to 30% of its total assets.

One of the Fund's principal risks is its investments in smaller capitalization companies. Alliance believes that smaller capitalization companies often have sales and earnings growth rates exceeding those of larger companies and that these growth rates tend to cause more rapid share price appreciation. Investing in smaller capitalization stocks, however, involves greater risk than is associated with larger, more established companies. For example, smaller capitalization companies often have limited product lines, markets, or financial resources. They may be dependent for management on one or a few key persons and can be more susceptible to losses and risks of bankruptcy. Their securities may be thinly traded (and therefore have to be sold at a discount from current market prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts, and may be subject to wider price swings. For these reasons, the Fund's investments may have a greater chance of loss than investments in securities of larger capitalization companies. In addition, transaction costs in small capitalization stocks may be higher than in those of larger capitalization companies.


The Fund's investments in non-U.S. companies and in smaller companies will be more volatile and may differ substantially from the overall U.S. market.


Alliance International Fund


Alliance International Fund seeks a total return on its assets from long-term growth of capital and from income primarily through a broad portfolio of marketable securities of established non-U.S. companies, companies participating in foreign economies with prospects for growth, including U.S. companies having their principal activities and interests outside the U.S. and foreign government securities. Normally, the Fund will invest more than 80% of its assets in these types of companies.


The Fund expects to invest primarily in common stocks of established non-U.S. companies that Alliance believes have potential for capital appreciation or income or both, but the Fund is not required to invest exclusively in common stocks or other equity securities. The Fund may invest in any other type of investment grade security, including convertible securities, as well as in warrants, or obligations of the U.S. or foreign governments and their political subdivisions.


The Fund intends to diversify its investments broadly among countries and normally invests in at least three foreign countries, although it may invest a substantial portion of its assets in one or more of these countries. The Fund may invest in companies, wherever organized, that Alliance judges have their principal activities and interests outside the U.S. These companies may be located in developing countries, which involves exposure to economic structures that are generally less diverse and mature and to political systems that can be expected to have less stability than those of developed countries. The Fund currently does not intend to invest more than 10% of its total assets in companies in, or governments of, developing countries.


The Fund also may:

o     purchase or sell forward foreign currency exchange contracts;

o write covered call or put options, sell and purchase U.S. or foreign exchange-listed put and call options, including exchange-traded index options;

o enter into financial futures contracts, including contracts for the purchase or sale for future delivery of foreign currencies and stock index futures, and purchase and write put and call options on futures contracts traded on U.S. or foreign exchanges or over-the-counter;

o purchase and write put options on foreign currencies traded on securities exchanges or boards of trade or over-the-counter;

o     make loans of portfolio securities of up to 30% of its total assets; and


o enter into repurchase agreements of up to seven days' duration for up to 10% of the Fund's total assets.


Investments in non-U.S. countries may have more risk because they tend to be more volatile than the U.S. stock market. To the extent that the Fund invests a substantial amount of its assets in a particular foreign country, an investment in the Fund has the risk that market changes or other events affecting that country may have a more significant effect, either negative or positive, on the Fund's net asset value.

Alliance Greater China '97 Fund

Alliance Greater China '97 Fund is a non-diversified investment company that seeks long-term capital appreciation through investment of at least 80% of its total assets in equity securities issued by Greater China companies. The Fund expects to invest a significant portion, which may be greater than 50%, of its assets in equity securities of Hong Kong companies and may invest, from time to time, all of its assets in Hong Kong companies or companies of either of the other Greater China countries.

In recent years, China, Hong Kong and Taiwan have each experienced a high level of real economic growth, although growth is expected to slow in 1999. This growth has resulted from advantageous economic conditions, including favorable demographics, competitive wage rates, and rising per capita income and consumer demand. Significantly, the growth has also been fueled by an easing by both China and Taiwan of government restrictions and an increased receptivity to foreign investment. This expanded, if not yet complete, openness to foreign investment extends as well to the securities markets of both countries. Hong Kong's free-market economy has historically included securities markets completely open to foreign investments. All three countries have regulated stock exchanges upon which shares of an increasing number of Greater China companies are traded.

With its population estimated at more than 1.2 billion as a driving force, and notwithstanding its continuing political rigidity, China's economic growth has been coupled with significantly reduced government economic intervention and basic economic structural change. Recent years have seen large increases in industrial production with a significant decline in the state sector share of industrial output, and increased involvement of local governmental units and the private sector in establishing new business enterprises.

With China's growth has come an increasing direct and indirect economic involvement of all three Greater China countries. For some time, Hong Kong, a world financial and trade center in its own right, with a large stock exchange and offices of many of the world's multinational companies, has been the gateway to trade with and foreign investment in China. With the transfer on July 1, 1997 of the sovereignty of Hong Kong from Great Britain to China, not only the political but the economic ties between China and Hong Kong are expected to continue to intensify, with the continuation of Hong Kong's economic system as provided for in the law governing its sovereignty.


Notwithstanding the, at times considerable, political tension between the two countries, it is generally recognized that substantially increased trade and investment with China has been generated from Taiwan, in many cases through Hong Kong. Along with this increased interaction with China, Taiwan is becoming a regional technological and telecommunication center, while continuing the process of opening its economy up to foreign investment. Although geographically limited, Taiwan boasts an economy among the world's 20 largest and its foreign exchange reserves are third largest in the world measured in U.S. dollars. As China's economy continues to expand, it is expected that Taiwan's economic interaction with China will likewise increase.


Alliance believes that over the long-term conditions are favorable for continuing and expanding economic growth in all three Greater China countries. It is this potential which the Fund hopes to take advantage of by investing both in established and new and emerging companies. Appendix A has additional Information about the Greater China countries.



In addition to investing in equity securities of Greater China companies, the Fund may invest up to 20% of its total assets in (i)debt securities issued or guaranteed by Greater China companies or by Greater China governments, their agencies or instrumentalities, and (ii)equity or debt securities issued by issuers other than Greater China companies. The Fund will invest only in investment grade securities. The Fund will sell a security that is downgraded below investment grade or is determined by Alliance to have undergone a similar credit quality deterioration, the Fund will sell of that security.


The Fund also may:

o     invest up to 25% of its net assets in the convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 20% of its net assets in loans and other direct debt securities;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock, and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.

All or some of the policies and practices listed above may not be available to the Fund in the Greater China countries and the Fund will utilize these policies only to the extent permissible.


The Fund's investments in Greater China companies will be significantly more volatile and differ from the overall U.S. market. Your investment also has the risk that market changes or other events affecting the Greater China countries may have a more significant effect on the Fund's net asset value. In addition the Fund is "non-diversified" meaning that it invests its assets in a smaller number of companies than many other international funds. As a result, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value.


Alliance All-Asia Investment Fund


Alliance All-Asia Investment Fund's investment objective is long-term capital appreciation. The Fund invests at least 65% of its total assets in equity securities (for the purposes of this investment policy, rights, warrants, and options to purchase common stocks are not deemed to be equity securities), preferred stocks and equity-linked debt securities issued by Asian companies. The Fund may invest up to 35% of its total assets in debt securities issued or guaranteed by Asian companies or by Asian governments, their agencies or instrumentalities. The Fund will invest at least 80% of its total assets in Asian companies and Asian debt securities, but also may invest in securities issued by non-Asian issuers. The Fund expects to invest, from time to time, a significant portion, which may be in excess of 50%, of its assets in equity securities of Japanese companies.

In the past decade, Asian countries generally have experienced a high level of real economic growth due to political and economic changes, including foreign investment and reduced government intervention in the economy. Alliance believes that certain conditions exist in Asian countries that create the potential for continued rapid economic growth. These conditions include favorable demographics and competitive wage rates, increasing levels of foreign direct investment, rising per capita incomes and consumer demand, a high savings rate, and numerous privatization programs. Asian countries also are becoming more industrialized and are increasing their intra-Asian exports while reducing their dependence on Western export demand. Alliance believes that these conditions are important to the long-term economic growth of Asian countries.


As the economies of many Asian countries move through the "emerging market" stage, thus increasing the supply of goods, services and capital available to less developed Asian markets and helping to spur economic growth in those markets, the potential is created for many Asian companies to experience rapid growth. In addition, many Asian companies that have securities listed on exchanges in more developed Asian countries will be participants in the rapid economic growth of the lesser-developed countries. These companies generally offer the advantages of more experienced management and more developed market regulation.


As their economies have grown, the securities markets in Asian countries have also expanded. New exchanges have been created and the number of listed companies, annual trading volume, and overall market capitalization have increased significantly. Additionally, new markets continue to open to foreign investments. The Fund also offers investors the opportunity to access relatively restricted markets. Alliance believes that investment opportunities in Asian countries will continue to expand.

The Fund will invest in companies believed to possess rapid growth potential. Thus, the Fund will invest in smaller, emerging companies, but will also invest in larger, more established companies in such growing economic sectors as capital goods, telecommunications, and consumer services.


The Fund will primarily invest in investment grade debt securities, but may invest up to 5% of its net assets in lower-rated securities, lower-rated loans, and other lower-rated direct debt instruments. The Fund will not retain a security that is downgraded below C or determined by Alliance to have undergone similar credit quality deterioration following purchase.


The Fund also may:

o     invest up to 25% of its net assets in the convertible securities;

o     invest up to 20% of its net assets in rights or warrants;

o invest in depositary receipts, instruments of supranational entities denominated in the currency of any country, securities of multinational companies and "semi-governmental securities";

o invest up to 25% of its net assets in equity-linked debt securities with the objective of realizing capital appreciation;

o invest up to 25% of its net assets in loans and other direct debt instruments;

o write covered call and put options, sell or purchase exchange-traded index options, and write uncovered options for cross-hedging purposes;

o enter into contracts for the purchase or sale for future delivery of fixed-income securities or foreign currencies, or contracts based on financial indices, including any index of U.S. Government securities, securities issued by foreign government entities, or common stock and may purchase and write options on future contracts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     purchase or sell forward contracts;

o enter into interest rate swaps and purchase or sell interest rate caps and floors;

o     enter into forward commitments;

o     enter into standby commitment agreements;

o     enter into currency swaps for hedging purposes;

o make short sales of securities or maintain a short position, in each case only if against the box;

o make secured loans of portfolio securities of up to 30% of its total assets; and

o     enter into repurchase agreements for U.S. Government securities.


The Fund's investments in Asian and Pacific region countries will be significantly more volatile and may differ significantly from the overall U.S. market. To the extent the Fund invests a substantial amount of its assets in Japanese companies, your investment has the risk that market changes or other events affecting that country may have a more significant effect on the Fund's net assets value. The Fund's investments in debt securities have interest rate and credit risk.


Alliance Global Environment Fund

Alliance Global Environment Fund is a non-diversified investment company that seeks long-term capital appreciation through investment in equity securities of Eligible Companies. For purposes of the Fund's investment objective and investment policies, "equity securities" are common stocks (but not preferred stocks), rights or warrants to subscribe for or purchase common stocks, and preferred stocks or debt securities that are convertible into common stocks without the payment of any further consideration. The Fund invests in two categories of Eligible Companies--Environmental Companies and Beneficiary Companies. The Fund may invest in a company with a broadly diversified business only a part of which provides such products, processes, or services, when Alliance believes that these products, processes or services will yield a competitive advantage that significantly enhances the issuer's growth prospects. As a matter of fundamental policy, the Fund will, under normal circumstances, invest substantially all of its total assets in equity securities of Eligible Companies.

A major premise of the Fund's investment approach is that environmental concerns will be a significant source of future growth opportunities, and that Environmental Companies will see an increased demand for their systems and services. Environmental Companies operate in the areas of pollution control, clean energy, solid waste management, hazardous waste treatment and disposal, pulp and paper recycling, waste-to-energy alternatives, biodegradable cartons, packages, plastics and other products, remedial projects and emergency cleanup efforts, manufacture of environmental supplies and equipment, the achievement of purer air, groundwater, and foods, and the detection, evaluation and treatment of both existing and potential environmental problems including, among others, air pollution and acid rain.

The environmental services industry generally is positively affected by increasing governmental action intended to foster environmental protection. As environmental regulations are developed and enforced, Environmental Companies providing the means of compliance with such regulations are afforded substantial opportunities for growth. Beneficiary Companies may also derive an advantage to the extent that they have anticipated environmental regulation and are therefore at a competitive advantage.

In the view of Alliance, increasing public and political awareness of environmental concerns and resultant environmental regulations are long-term phenomena that are driven by an emerging global consensus that environmental protection is a vital and increasingly immediate priority. Alliance believes that Eligible Companies based in the United States and other economically developed countries will have increasing opportunities for earnings growth resulting not only from an increased demand for their existing products or services but also from innovative responses to changing regulations and priorities and enforcement policies. Such opportunities will arise, in the opinion of Alliance, not only within developed countries but also within many economically developing countries, such as those of Eastern Europe and the Pacific Rim. These countries lag well behind developed countries in the conservation and efficient use of natural resources and in their implementation of policies that protect the environment.

Alliance believes that global investing offers opportunities for superior investment returns. The Fund spreads investment risk among the capital markets of a number of countries and invests in equity securities of companies based in at least three, and normally considerably more, such countries. The percentage of the Fund's assets invested in securities of companies in a particular country or denominated in a particular currency will vary in accordance with Alliance's assessment of the appreciation potential of such securities and the strength of that currency.

The Fund also may:

o invest up to 20% of its total assets in warrants to purchase equity securities;

o     invest in depositary receipts;

o purchase and write put and call options on foreign currencies for hedging purposes;

o     enter into forward foreign currency transactions for hedging purposes;

o invest in currency futures and options on such futures for hedging purposes; and

o make secured loans of portfolio securities of up to 30% of its total assets.

The Fund's investments in non-U.S. companies and in specific types of companies that provide environmental services will be more volatile and may differ substantially from the overall market. The Fund's investments also have the risk that government regulations or other action could negatively affect the business of environmental companies.

DESCRIPTION OF INVESTMENT PRACTICES

This section describes the Funds' investment practices and associated risks. Unless otherwise noted, a Fund's use of any of these practices was specified in the previous section.

Asset-Backed Securities. Asset-backed securities (unrelated to first mortgage loans) represent fractional interests in pools of leases, retail installment loans, revolving credit receivables, and other payment obligations, both secured and unsecured. These assets are generally held by a trust and payments of principal and interest or interest only are passed through monthly or quarterly to certificate holders and may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust.

Like mortgages underlying mortgage-backed securities, underlying automobile sales contracts or credit card receivables are subject to prepayment, which may reduce the overall return to certificate holders. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts or because of depreciation or damage to the collateral (usually automobiles) securing certain contracts, or other factors.

Convertible Securities. Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with yields that are generally higher than those of equity securities of the same or similar issuers. The price of a convertible security will normally vary with changes in the price of the underlying equity security, although the higher yield tends to make the convertible security less volatile than the underlying equity security. As with debt securities, the market value of convertible securities tends to decrease as interest rates rise and increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market price of the underlying common stock. Convertible debt securities that are rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch and comparable unrated securities as determined by Alliance may share some or all of the risks of non-convertible debt securities with those ratings.

Currency Swaps. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies. A currency swap may involve the delivery at the end of the exchange period of a substantial amount of one designated currency in exchange for the other designated currency. Therefore, the entire principal value of a currency swap is subject to the risk that the other party to the swap will default on its contractual delivery obligations. A Fund will not enter into any currency swap unless the credit quality of the unsecured senior debt or the claims-paying ability of the counterparty is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into the transaction. If there is a default by the counterparty to the transaction, the Fund will have contractual remedies under the transaction agreements.


Depositary Receipts and Securities of Supranational Entities. Depositary receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the stock of unsponsored depositary receipts are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. ADRs are depositary receipts typically issued by an U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. GDRs and other types of depositary receipts are typically issued by foreign banks or trust companies and evidence ownership of underlying securities issued by either a foreign or an U.S. company. Generally, depositary receipts in registered form are designed for use in the U.S. securities markets, and depositary receipts in bearer form are designed for use in foreign securities markets. For purposes of determining the country of issuance, investments in depositary receipts of either type are deemed to be investments in the underlying securities, except with respect to Alliance Growth Fund, where investments in ADRs are deemed to be investments in securities issued by U.S. issuers and those in GDRs and other types of depositary receipts are deemed to be investments in the underlying securities.


A supranational entity is an entity designated or supported by the national government of one or more countries to promote economic reconstruction or development. Examples of supranational entities include, among others, the World Bank (International Bank for Reconstruction and Development) and the European Investment Bank. A European Currency Unit is a basket of specified amounts of the currencies of the member states of the European Economic Community. "Semi-governmental securities" are securities issued by entities owned by either a national, state or equivalent government or are obligations of one of such government jurisdictions that are not backed by its full faith and credit and general taxing powers.

Equity-Linked Debt Securities. Equity-linked debt securities are securities on which the issuer is obligated to pay interest and/or principal that is linked to the to the performance of a specified index of equity securities. The interest or principal payments may be significantly greater or less than payment obligations for other types of debt securities. Adverse changes in equity securities indices and other adverse changes in the securities markets may reduce payments made under, and/or the principal of, equity-linked debt securities held by a Fund. As with any debt securities, the values of equity-linked debt securities will generally vary inversely with changes in interest rates. A Fund's ability to dispose of equity-linked debt securities will depend on the availability of liquid markets for such securities. Investment in equity-linked debt securities may be considered to be speculative.

Forward Commitments. Forward commitments for the purchase or sale of securities may include purchases on a "when-issued" basis or purchases or sales on a "delayed delivery" basis. In some cases, a forward commitment may be conditioned upon the occurrence of a subsequent event, such as approval and consummation of a merger, corporate reorganization or debt restructuring (i.e., a "when, as and if issued" trade).

When forward commitment transactions are negotiated, the price is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but a Fund may negotiate settlements beyond two months. Securities purchased or sold under a forward commitment are subject to market fluctuations and no interest or dividends accrue to the purchaser prior to the settlement date.

The use of forward commitments enables a Fund to protect against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling bond prices, a Fund might sell securities in its portfolio on a forward commitment basis to limit its exposure to falling prices. In periods of falling interest rates and rising bond prices, a Fund might sell a security in its portfolio and purchase the same or a similar security on a when-issued or forward commitment basis to obtain the benefit of currently higher cash yields. If, however, Alliance were to forecast incorrectly the direction of interest rate movements, a Fund might be required to complete such when-issued or forward transactions at prices inferior to the then current market values. When-issued securities and forward commitments may be sold prior to the settlement date, but a Fund enters into when-issued and forward commitments only with the intention of actually receiving securities or delivering them, as the case may be. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or dispose of its right to deliver or receive against a forward commitment, it may incur a gain or loss. Any significant commitment of Fund assets to the purchase of securities on a "when, as and if issued" basis may increase the volatility of the Fund's net asset value. No forward commitments will be made by Alliance Utility Income Fund, Alliance Real Estate Investment Fund, Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund or Alliance All-Asia Investment Fund if, as a result, the Fund's aggregate commitments under the transactions would be more than 30% of its total assets. In the event the other party to a forward commitment transaction were to default, a Fund might lose the opportunity to invest money at favorable rates or to dispose of securities at favorable prices.


Forward Foreign Currency Exchange Contracts. A Fund may purchase or sell forward foreign currency exchange contracts to minimize the risk of adverse changes in the relationship between the U.S. Dollar and other currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date, and is individually negotiated and privately traded.

A Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. Dollar price of the security ("transaction hedge"). A Fund will not engage in transaction hedges with respect to the currency of a particular country to an extent greater than the aggregate amount of the Fund's transactions in that currency. When a Fund believes that a foreign currency may suffer a substantial decline against the U.S. Dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. Dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount ("position hedge"). A Fund will not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that currency. Instead of entering into a position hedge, a Fund may, in the alternative, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount where the Fund believes that the U.S. Dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. Dollar value of the currency in which portfolio securities of the Fund are denominated ("cross-hedge"). Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such forward contracts.


Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. Alliance New Europe Fund, Alliance Global Small Cap Fund and Alliance International Fund will not enter into a forward contract with a term of more than one year or if, as a result, more than 50% of its total assets would be committed to such contracts. Alliance New Europe Fund's, Alliance Global Small Cap Fund's and Alliance International Fund's investments in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Alliance Growth Fund also may purchase and sell foreign currency on a spot basis.

Illiquid Securities. The Funds will limit their investments in illiquid securities to no more than 15% of their net assets, except the limit is 10% for Alliance Technology Fund, Alliance Quasar Fund, Alliance New Europe Fund, and Alliance Global Small Cap Fund and 5% for The Alliance Fund and Alliance
Growth Fund. Illiquunlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps and most privately negotiated investments in state enterprises that have not yet conducted an initial equity offering, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, a Fund may not be able to realize their full value upon sale. Alliance will monitor the liquidity of a Fund's investments in illiquid securities. Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments.


A Fund that invests in securities for which there is no ready market may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than Alliance's most recent estimate of their fair value. Generally, less public information is available about the issuers of such securities than about companies whose securities are traded on an exchange. To the extent that these securities are foreign securities, there is no law in many of the countries in which a Fund may invest similar to the Securities Act requiring an issuer to register the sale of securities with a governmental agency or imposing legal restrictions on resales of securities, either as to length of time the securities may be held or manner of resale. However, there may be contractual restrictions on resales of non-publicly traded foreign securities.

Interest Rate Transactions (Swaps, Caps, and Floors). Each Fund that may enter into interest rate transactions expects to do so primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Funds do not intend to use these transactions in a speculative manner.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments). Interest rate swaps are entered on a net basis (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). With respect to Alliance Utility Income Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, the exchange commitments can involve payments in the same currency or in different currencies. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a contractually-based principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on an agreed principal amount from the party selling the interest rate floor.


A Fund may enter into interest rate swaps, caps, and floors on either an asset-based or liability-based basis, depending upon whether it is hedging its assets or liabilities. A Fund will not enter into an interest rate swap, cap, or floor transaction unless the unsecured senior debt or the claims-paying ability of the other party is rated in the highest rating category of at least one nationally recognized rating organization. Alliance will monitor the creditworthiness of counterparties on an ongoing basis. The swap market has grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

The use of interest rate transactions is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If Alliance were to incorrectly forecast market values, interest rates and other applicable factors, the investment performance of a Fund would be adversely affected by the use of these investment techniques. Moreover, even if Alliance is correct in its forecasts, there is a risk that the transaction position may correlate imperfectly with the price of the asset or liability being hedged. There is no limit on the amount of interest rate transactions that may be entered into by a Fund that is permitted to enter into such transactions. These transactions do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate transactions is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the counterparty to an interest rate transaction defaults, a Fund's risk of loss consists of the net amount of interest payments that the Fund contractually is entitled to receive.

Loans and Other Direct Debt Instruments. Loans and other direct debt instruments are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other creditors. Direct debt instruments involve the risk of loss in case of default or insolvency of the borrower and may offer less legal protection to a Fund in the event of fraud or misrepresentation than debt securities. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a Fund to supply additional cash to the borrower on demand. Loans and other direct debt instruments are generally illiquid and may be transferred only through individually negotiated private transactions.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of principal and interest. Direct debt instruments may not be rated by any nationally recognized rating service. Failure to receive scheduled interest or principal payments on these types of investments could adversely affect a Fund's net asset value and yield. Loans that are fully secured offer a Fund more protection than unsecured loans in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral can be liquidated. Making loans to borrowers whose creditworthiness is poor may involve substantial risks and may be highly speculative.

Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of government issuers will also involve a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.

Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral and would bear the costs and liabilities associated with owning and disposing of the collateral. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.

A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified on the loan agreement. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the borrower, it may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of a Fund were determined to be subject to the claims of the agent's general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Direct indebtedness purchased by a Fund may include letters of credit, revolving credit facilities, or other standby financing commitments obligating a Fund to pay additional cash on demand. These commitments may have the effect of requiring a Fund to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.

Loans of Portfolio Securities. The risk in lending portfolio securities, as with other extensions of credit, consists of the possible loss of rights in the collateral should the borrower fail financially. In determining whether to lend securities to a particular borrower, Alliance will consider all relevant facts and circumstances, including the creditworthiness of the borrower. While securities are on loan, the borrower will pay the Fund any income from the securities. The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Each Fund will have the right to regain record ownership of loaned securities or equivalent securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest, or distributions. A Fund may pay reasonable finders', administrative, and custodial fees in connection with a loan.

Mortgage-Backed Securities and Associated Risks. Interest and principal payments (including prepayments) on the mortgages underlying mortgage-backed securities are passed through to the holders of the securities. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity would indicate. Prepayments occur when the mortgagor on a mortgage prepays the remaining principal before the mortgage's scheduled maturity date. Because the prepayment characteristics of the underlying mortgages vary, it is impossible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayments are important because of their effect on the yield and price of the mortgage-backed securities. During periods of declining interest rates, prepayments can be expected to accelerate and a Fund that invests in these securities would be required to reinvest the proceeds at the lower interest rates then available. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturity of the securities, subjecting them to a greater risk of decline in market value in response to rising interest rates. In addition, prepayments of mortgages underlying securities purchased at a premium could result in capital losses.

Mortgage-Backed Securities include mortgage pass-through certificates and multiple-class pass-through securities, such as REMIC pass-through certificates, CMOs and stripped mortgage-backed securities ("SMBS"), and other types of Mortgage-Backed Securities that may be available in the future.


Guaranteed Mortgage Pass-Through Securities. Alliance Real Estate Investment Fund may invest in guaranteed mortgage pass-through securities which represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Ginnie Mae certificates are guaranteed by the full faith and credit of the United States Government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation, for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the United States Government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Mortgage-Backed Securities also include CMOs and REMIC pass-through or participation certificates that may be issued by, among others, U.S. Government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis. Alliance Real Estate Investment Fund will not invest in the lowest tranche of CMOs and REMIC certificates.


Typically, CMOs are collateralized by Ginnie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income.


A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts, although Alliance Real Estate Investment Fund does not intend to invest in residual interests.


Options on Securities. An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer a specified amount of a security on or before a fixed date at a predetermined price. A call option written by a Fund is "covered" if the Fund owns the underlying security, has an absolute and immediate right to acquire that security upon conversion or exchange of another security it holds, or holds a call option on the underlying security with an exercise price equal to or less than that of the call option it has written. A put option written by a Fund is covered if the Fund holds a put option on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if a Fund does not own the underlying security, and is designed to provide a hedge against a decline in value in another security which the Fund owns or has the right to acquire. A Fund would write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction would exceed that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

In purchasing an option, a Fund would be in a position to realize a gain if, during the option period, the price of the underlying security increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid; otherwise the Fund would experience a loss equal to the premium paid for the option.

If an option written by a Fund were exercised, the Fund would be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying security at the exercise price. The risk involved in writing an option is that, if the option were exercised, the underlying security would then be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) could reduce these risks. A Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of covered call options could result in increases in a Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate.


Alliance Technology Fund and Alliance Global Small Cap Fund will not write a call option if the premium to be received by the Fund would not produce an annualized return of at least 15% of the then current market value of the securities subject to the option (without giving effect to commissions, stock transfer taxes and other expenses that are deducted from premium receipts.


Options purchased or written by a Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.


Options on Securities Indices. An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the chosen index is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option.

Options on Foreign Currencies. As in the case of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates and incur losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to a Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. For Fund's that may invest in options on foreign currencies, see the Fund's SAI for further discussion of the use, risks, and costs of options on foreign currencies.


Futures Contracts and Options on Futures Contracts. A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the securities or foreign currencies or other commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the securities, foreign currencies or other commodity called for by the contract at a specified price on a specified date. The purchaser of a futures contract on an index agrees to take or make delivery of an amount of cash equal to the difference between a specified dollar multiple of the value of the index on the expiration date of the contract ("current contract value") and the price at which the contract was originally struck. No physical delivery of the securities underlying the index is made.

A Fund will purchase options on futures contracts written or purchased by a Fund that are traded on U.S. or foreign exchanges or over-the-counter. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates which otherwise might either adversely affect the value of the Fund's portfolio securities or adversely affect the prices of securities which the Fund intends to purchase at a later date.


No Fund will enter into any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 50% of its total assets, or in the case of Alliance International Premier Growth Fund 100% of its total assets. Alliance Premier Growth Fund and Alliance Growth and Income Fund may not purchase or sell a stock index future if immediately thereafter more than 30% of its total assets would be hedged by stock index futures. Alliance Premier Growth Fund and Alliance Growth and Income Fund may not purchase or sell a stock index future if, immediately thereafter, the sum of the amount of margin deposits on the Fund's existing futures positions would exceed 5% of the market value of the Fund's total assets.


Repurchase Agreements. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit a Fund to keep all of its assets at work while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, a Fund would suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, a Fund might be delayed in, or prevented from, selling the collateral for its benefit. Alliance monitors the creditworthiness of the vendors with which the Fund enters into repurchase agreements.

Rights and Warrants. A Fund will invest in rights or warrants only if Alliance deems the underlying equity securities themselves appropriate for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying security, although the value of a right or warrant may decline because of a decrease in the value of the underlying security, the passage of time or a change in perception as to the potential of the underlying security, or any combination of these factors. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date.


Short Sales. A short sale is effected by selling a security that a Fund does not own, or, if the Fund does own such security, it is not to be delivered upon consummation of the sale. A short sale is "against the box" to the extent that a Fund contemporaneously owns or has the right to obtain securities identical to those sold short without payment. Alliance Utility Income Fund, Alliance Worldwide Privatization Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, each may make short sales of securities or maintain short positions only for the purpose of deferring realization of gain or loss for U.S. federal income tax purposes, provided that at all times when a short position is open the Fund owns an equal amount of securities of the same issue as, and equal in amount to, the securities sold short. In addition, each of those Funds may not make a short sale if as a result more than 10% of the Fund's net assets would be held as collateral for short sales, except that Alliance Real Estate Investment Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may not make a short sale if as a result more than 25% of the Fund's net assets would be held as collateral for short sales. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain.

Standby Commitment Agreements. Standby commitment agreements commit a Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.5% of the aggregate purchase price of the security the Fund has committed to purchase. A Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. Investments in standby commitments will be limited so that the aggregate purchase price of the securities subject to the commitments will not exceed 25% with respect to Alliance Real Estate Investment Fund and Alliance New Europe Fund 50% with respect to Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund and 20% with respect to Alliance Utility Income Fund, of the Fund's assets at the time of making the commitment.


There is no guarantee that a security subject to a standby commitment will be issued and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, a Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

Zero-Coupon and Payment-in-Kind Bonds. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer to make current interest payments on the bonds in additional bonds. Because zero-coupon bonds and payment-in-kind bonds do not pay current interest in cash, their value is generally subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest in cash currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. These bonds may involve greater credit risks than bonds paying interest currently. Although these bonds do not pay current interest in cash, a Fund is nonetheless required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders. Thus, a Fund could be required at times to liquidate other investments in order to satisfy its dividend requirements.

Future Developments. A Fund may, following written notice to its shareholders, take advantage of other investment practices that are not currently contemplated for use by the Fund, or are not available but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.

General. The successful use of the investment practices described above draws upon Alliance's special skills and experience and usually depends on Alliance's ability to forecast price movements, interest rates, or currency exchange rate movements correctly. Should interest rates, prices or exchange rates move unexpectedly, a Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of futures contracts, options and forward contracts and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses.

A Fund's ability to dispose of its position in futures contracts, options, and forward contracts depends on the availability of liquid markets in such instruments. Markets in options and futures with respect to a number of types of securities and currencies are relatively new and still developing, and there is no public market for forward contracts. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options, and forward contracts. If a secondary market does not exist for an option purchased or written by a Fund, it might not be possible to effect a closing transaction in the option (i.e., dispose of the option), with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies or portfolio securities covering an option written by the Fund until the option expires or it delivers the underlying security, futures contract or currency upon exercise. Therefore, no assurance can be given that the Funds will be able to utilize these instruments effectively. In addition, a Fund's ability to engage in options and futures transactions may be limited by tax considerations and the use of certain hedging techniques may adversely impact the characterization of income to a Fund for U.S. federal income tax purposes.

Portfolio Turnover. The portfolio turnover rate for each Fund is included in the Financial Highlights section. The Funds are actively managed and, in some cases in response to market conditions, a Fund's portfolio turnover may exceed 100%. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders. High portfolio turnover also may result in the realization of substantial net short-term capital gains, which, when distributed, are taxable to shareholders.


Temporary Defensive Position. For temporary defensive purposes, each Fund may reduce its position in equity securities and invest in, without limit, certain types of short-term, liquid, high grade or high quality (depending on the Fund) debt securities. These securities may include U.S. Government securities, qualifying bank deposits, money market instruments, prime commercial paper and other types of short-term debt securities including notes and bonds. For Funds that may invest in foreign countries, such securities also may include short-term, foreign-currency denominated securities of the type mentioned above issued by foreign governmental entities, companies, and supranational organizations. While the Funds are investing for temporary defensive purposes, they may not achieve their investment objectives.


ADDITIONAL RISK CONSIDERATIONS

Investment in certain of the Funds involves the special risk considerations described below. These risks may be heightened when investing in emerging markets.

Currency Considerations. Substantially all of the assets of Alliance New Europe Fund, Alliance Worldwide Privatization Fund, Alliance International Premier Growth Fund, Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund, and a substantial portion of the assets of Alliance Global Small Cap Fund and Alliance Global Environment Fund are invested in securities denominated in foreign currencies. The Funds receive a corresponding portion of their revenues in foreign currencies. Therefore, the dollar equivalent of their net assets, distributions, and income will be adversely affected by reductions in the value of certain foreign currencies relative to the U.S. Dollar. If the value of the foreign currencies in which a Fund receives its income falls relative to the U.S. Dollar between receipt of the income and the making of Fund distributions, the Fund may be required to liquidate securities in order to make distributions if it has insufficient cash in U.S. Dollars to meet distribution requirements that the Fund must satisfy to qualify as a regulated investment company for federal income tax purposes. Similarly, if an exchange rate declines between the time a Fund incurs expenses in U.S. Dollars and the time cash expenses are paid, the amount of the currency required to be converted into U.S. Dollars in order to pay expenses in U.S. Dollars could be greater than the equivalent amount of such expenses in the currency at the time they were incurred. In light of these risks, a Fund may engage in currency hedging transactions, as described above, which involve certain special risks.

Foreign Securities. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, a Fund whose investment portfolio includes foreign securities may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the United States. Securities settlements may in some instances be subject to delays and related administrative uncertainties.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls may at times limit or preclude investment in certain securities and may increase the costs and expenses of a Fund. In addition, the repatriation of investment income, capital, or the proceeds of sales of securities from certain countries is controlled under regulations, including in some cases the need for certain advance government notification or authority. If a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

A Fund also could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application of other restrictions on investment. Investing in local markets may require a Fund to adopt special procedures that may involve additional costs to a Fund. These factors may affect the liquidity of a Fund's investments in any country and Alliance will monitor the effect of any such factor or factors on a Fund's investments. Furthermore, transaction costs including brokerage commissions for transactions both on and off the securities exchanges in many foreign countries are generally higher than in the United States.

Issuers of securities in foreign jurisdictions are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements, and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is publicly available about certain non-U.S. issuers than is available about U.S. issuers.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability, or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, a Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders such as the Fund than that provided by U.S. laws.


Alliance International Fund, Alliance Greater China '97 Fund and Alliance All-Asia Investment Fund may invest substantial amounts of their assets in United Kingdom issuers, Japanese issuers, and/or Greater China issuers. Please refer to Appendix A for a discussion of risks associated with investments in these countries.

Investment in Privatized Enterprises by Alliance Worldwide Privatization Fund. In certain jurisdictions, the ability of foreign entities, such as the Fund, to participate in privatizations may be limited by local law, or the price or terms on which the Fund may be able to participate may be less advantageous than for local investors. Moreover, there can be no assurance that governments that have embarked on privatization programs will continue to divest their ownership of state enterprises, that proposed privatizations will be successful or that governments will not re-nationalize enterprises that have been privatized. Furthermore, in the case of certain of the enterprises in which the Fund may invest, large blocks of the stock of those enterprises may be held by a small group of stockholders, even after the initial equity offerings by those enterprises. The sale of some portion or all of those blocks could have an adverse effect on the price of the stock of any such enterprise.


Most state enterprises or former state enterprises go through an internal reorganization of management prior to conducting an initial equity offering in an attempt to better enable these enterprises to compete in the private sector. However, certain reorganizations could result in a management team that does not function as well as the enterprise's prior management and may have a negative effect on such enterprise. After making an initial equity offering, enterprises that may have enjoyed preferential treatment from the respective state or government that owned or controlled them may no longer receive such preferential treatment and may become subject to market competition from which they were previously protected. Some of these enterprises may not be able to effectively operate in a competitive market and may suffer losses or experience bankruptcy due to such competition. In addition, the privatization of an enterprise by its government may occur over a number of years, with the government continuing to hold a controlling position in the enterprise even after the initial equity offering for the enterprise.


Investment in Smaller, Emerging Companies. The Funds may invest in smaller, emerging companies. Alliance New Europe Fund and Alliance Global Small Cap Fund will emphasize investment in, and Alliance All-Asia Investment Fund, Alliance Greater China '97 Fund and Alliance Global Environment Fund may emphasize investment in, smaller, emerging companies. Investment in such companies involves greater risks than is customarily associated with securities of more established companies. Companies in the earlier stages of their development often have products and management personnel which have not been thoroughly tested by time or the marketplace; their financial resources may not be as substantial as those of more established companies. The securities of smaller companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of larger companies or broad market indices. The revenue flow of such companies may be erratic and their results of operations may fluctuate widely and may also contribute to stock price volatility.

Extreme Governmental Action; Less Protective Laws. In contrast to investing in the U.S., foreign investment may involve in certain situations greater risk of nationalization, expropriation, confiscatory taxation, currency blockage or other extreme governmental action which could adversely impact a Fund's investments. In the event of certain such actions, a Fund could lose its entire investment in the country involved. In addition, laws in various foreign countries, including in certain respects each of the Greater China countries, governing, among other subjects, business organization and practices, securities and securities trading, bankruptcy and insolvency may provide less protection to investors such as the Fund than provided under United States laws.

Investments in Environmental Companies by Alliance Global Environment Fund. Governmental regulations or other action can inhibit an Environmental Company's performance, and it may take years to translate environmental legislation into sales and profits. Environmental Companies generally face competition in fields often characterized by relatively short product cycles and competitive pricing policies. Losses may result from large product development or expansion costs, unprotected marketing or distribution systems, erratic revenue flows and low profit margins. Additional risks that Environmental Companies may face include difficulty in financing the high cost of technological development, uncertainties due to changing governmental regulation or rapid technological advances, potential liabilities associated with hazardous components and operations, and difficulty in finding experienced employees.


The Real Estate Industry. Although Alliance Real Estate Investment Fund does not invest directly in real estate, it invests primarily in Real Estate Equity Securities and has a policy of concentration of its investments in the real estate industry. Therefore, an investment in the Fund is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the Fund's investments are concentrated geographically, by property type or in certain other respects, the Fund may be subject to certain of the foregoing risks to a greater extent.

In addition, if Alliance Real Estate Investment Fund receives rental income or income from the disposition of real property acquired as a result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund's ability to retain its tax status as a regulated investment company. Investments by the Fund in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.

REITs. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemptions from registration under the 1940 Act.

REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.

Mortgage-Backed Securities. Investing in Mortgage-Backed Securities involves certain unique risks in addition to those risks associated with investment in the real estate industry in general. These risks include the failure of a counterparty to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

Further, the yield characteristics of Mortgage-Backed Securities, such as those in which Alliance Real Estate Investment Fund may invest, differ from those of traditional fixed-income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social, and other factors, and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Early payment associated with Mortgage-Backed Securities causes these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. Under certain interest rate and prepayment rate scenarios, the Fund may fail to recoup fully its investment in Mortgage-Backed Securities notwithstanding any direct or indirect governmental or agency guarantee. When the Fund reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, Mortgage-Backed Securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government securities as a means of "locking in" interest rates.

U.S. and Foreign Taxes. A Fund's investment in foreign securities may be subject to taxes withheld at the source on dividend or interest payments. Foreign taxes paid by a Fund may be creditable or deductible by U.S. shareholders for U.S. income tax purposes. No assurance can be given that applicable tax laws and interpretations will not change in the future. Moreover, non-U.S. investors may not be able to credit or deduct such foreign taxes.

Fixed-Income Securities. The value of each Fund's shares will fluctuate with the value of its investments. The value of each Fund's investments in fixed-income securities will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of fixed-income securities generally decline.

Under normal market conditions, the average dollar-weighted maturity of a Fund's portfolio of debt or other fixed-income securities is expected to vary between five and 30 years in the case of Alliance All-Asia Investment Fund, between five and 25 years in the case of Alliance Utility Income Fund, and between one year or less and 30 years in the case of all other Funds that invest in such securities. In periods of increasing interest rates, each of the Funds may, to the extent it holds mortgage-backed securities, be subject to the risk that the average dollar-weighted maturity of the Fund's portfolio of debt or other fixed-income securities may be extended as a result of lower than anticipated prepayment rates.

Investment in Lower-Rated Fixed-Income Securities. Lower-rated securities, i.e., those rated Ba and lower by Moody's or BB and lower by S&P, Duff & Phelps or Fitch, are subject to greater credit risk or loss of principal and interest than higher-rated securities. They also are generally considered to be subject to greater market risk than higher-rated securities. The capacity of issuers of lower-rated securities to pay interest and repay principal is more likely to weaken than is that of issuers of higher-rated securities in times of deteriorating economic conditions or rising interest rates. In addition, lower-rated securities may be more susceptible to real or perceived adverse economic conditions than investment grade securities.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower-rated securities, a Fund may experience difficulty in valuing the securities for the purpose of computing a Fund's net asset value. In addition, adverse publicity and investor perceptions about lower-rated securities, whether or not factual, may tend to impair their market value and liquidity.

Alliance will try to reduce the risk inherent in investment in lower-rated securities through credit analysis, diversification and attention to current developments and trends in interest rates and economic and political conditions. However, there can be no assurance that losses will not occur. Since the risk of default is higher for lower-rated securities, Alliance's research and credit analysis are a correspondingly more important aspect of its program for managing a Fund's securities than would be the case if a Fund did not invest in lower-rated securities.

In seeking to achieve a Fund's investment objective, there will be times, such as during periods of rising interest rates, when depreciation and realization of capital losses on securities in a Fund's portfolio will be unavoidable. Moreover, medium- and lower-rated securities and non-rated securities of comparable quality may be subject to wider fluctuations in yield and market values than higher-rated securities under certain market conditions. Such fluctuations after a security is acquired do not affect the cash income received from that security but are reflected in the net asset value of a Fund.

Certain lower-rated securities may contain call or buy-back features that permit the issuers thereof to call or repurchase such securities. Such securities may present risks based on prepayment expectations. If an issuer exercises such a provision, a Fund may have to replace the called security with a lower-yielding security, resulting in a decreased rate of return to the Fund.


Year 2000. Many computer systems and applications in use today process transactions using two-digit date fields for the year of the transaction, rather than the full four digits. If these systems are not modified or replaced, transactions occurring after 1999 could be processed as year "1900," which could result in processing inaccuracies and computer system failures. This is commonly known as the Year 2000 problem. Should any of the computer systems employed by the Funds' major service providers fail to process Year 2000 related information properly, that could have a significant negative impact on the Funds' operations and the services that are provided to the Funds' shareholders. In addition, to the extent that the operations of issuers of securities held by the Funds are impaired by the Year 2000 problem, or prices of securities held by the Funds decline as a result of real or perceived problems relating to the Year 2000, the value of the Funds' shares may be materially affected.


With respect to the Year 2000, the Funds have been advised that Alliance, each Fund's investment adviser, Alliance Fund Distributors, Inc, ("AFD"), each Fund's principal underwriter, and Alliance Fund Services, Inc. ("AFS"), each Fund's registrar, transfer agent and dividend disbursing agent (collectively, "Alliance") began to address the Year 2000 issue several years ago in connection with the replacement or upgrading of certain computer systems and applications. During 1997, Alliance began a formal Year 2000 initiative, which established a structured and coordinated process to deal with the Year 2000 issue. Alliance reports that it has completed its assessment of the Year 2000 issues on its domestic and international computer systems and applications. Currently, management of Alliance expects that the required modifications for the majority of its significant systems and applications that will be in use on January 1, 2000, will be completed and tested in early 1999. Full integration testing of these systems and testing of interfaces with third-party suppliers will continue through 1999. At this time, management of Alliance believes that the costs associated with resolving this issue will not have a material adverse effect on its operations or on its ability to provide the level of services it currently provides to the Funds.

The Funds and Alliance have been advised by the Funds' Custodians that they are also in the process of reviewing their systems with the same goals. As of the date of this prospectus, the Funds and Alliance have no reason to believe that the Custodians will be unable to achieve these goals.


--------------------------------------------------------------------------------
                            MANAGEMENT OF THE FUNDS
--------------------------------------------------------------------------------


INVESTMENT ADVISER


Each Fund's Adviser is Alliance Capital Management, L.P., 1345 Avenue of the Americas, New York, NY 10105. Alliance is a leading international investment adviser supervising client accounts with assets as of December 31, 1998 totaling more than $286 billion (of which approximately $115 billion represented assets of investment companies). Alliance's clients are primarily major corporate employee benefit plans, public employee retirement systems, investment companies, foundations, and endowment funds. The 54 registered investment companies, with more than 118 separate portfolios, managed by Alliance currently have over 3.5 million shareholder accounts. As of December 31, 1998, Alliance was retained as investment manager for over 35 of the FORTUNE 100 Companies.


Alliance provides investment advisory services and order placement facilities for the Funds. For these advisory services, the Funds paid Alliance as a percentage of average daily net assets:


                                         Fee as a percentage of        Fiscal
Fund                                    average daily net assets*    Year Ending
----                                    -------------------------    -----------
Alliance Premier Growth Fund                      1.00%                 11/30/98

Alliance Growth Fund                               .70                  10/31/98

Alliance Technology Fund                          1.02                  11/30/98

Alliance Quasar Fund                              1.04                   9/30/98

The Alliance Fund                                  .67                  11/30/98

Alliance Growth and Income Fund                    .48                  10/31/98

Alliance Balanced Shares Fund                      .625                  7/31/98

Alliance Utility Income Fund                        -0-%                11/30/98

Alliance Real Estate Investment Fund               .90                   8/31/98

Alliance New Europe Fund                          1.02                   7/31/98

Alliance Worldwide Privatization Fund             1.00                   6/30/98

Alliance International Premier Growth Fund          -0-                 11/30/98

Alliance Global Small Cap Fund                    1.00                   7/31/98

Alliance International Fund                        .85                   6/30/98

Alliance Greater China '97 Fund                     -0-                  7/31/98

Alliance All-Asia Investment Fund                  .24                  10/31/98

Alliance Global Environment Fund                  1.10                  10/31/98

--------------------------------------------------------------------------------
* Fees are stated net of any waivers and/or reimbursements. See the "Fee Table" at the beginning of the Prospectus for more information about fee waivers.


In connection with providing advisory services to Alliance Greater China '97 Fund, Alliance has, at its expense, retained as a consultant New Alliance, a joint venture company headquartered in Hong Kong, which was formed in 1997 by Alliance and Sun Hung Kai Properties Limited. New Alliance provides Alliance with ongoing, current, and comprehensive information and analysis of conditions and developments in Greater China countries.

In connection with investments in real estate securities, Alliance has, at its expense, retained as a consultant CB Richard Ellis, Inc. ("CBRE"). CBRE is a publicly held company and the largest real estate services company in the United States, comprised of real estate brokerage, property, and facilities management, and real estate finance, and investment advisory services.

Portfolio Manager

The following table lists the person or persons who are primarily responsible for the day-to-day management of each Fund's portfolio, the length of time that each person has been primarily responsible for the Fund, and each person's principal occupation during the past five years.


                                                          Principal Occupation
                                                          During the Past
Fund                 Employee; Year; Title                Five (5) Years*
-------------------------------------------------------------------------------
Alliance Premier     Alfred Harrison; since               Associated with
Growth Fund          inception--Vice Chairman             Alliance
                     of Alliance Capital
                     Management Corporation
                     (ACMC)**

Alliance Growth      Tyler Smith; since inception         Associated with
Fund                 --Senior Vice President              Alliance
                     of ACMC

                                                          Principal Occupation
                                                          During the Past
Fund                 Employee; Year; Title                Five (5) Years*
-------------------------------------------------------------------------------
Alliance Technology  Peter Anastos; since 1992            Associated with
Fund                 --Senior Vice President              Alliance
                     of ACMC

                     Gerald T. Malone; since 1992         Associated with
                     --Senior Vice President              Alliance
                     of ACMC

Alliance Quasar      Alden M. Stewart; since 1994         Associated with
Fund                 --Executive Vice President           Alliance
                     of ACMC

                     Randall E. Haase; since 1994         Associated with
                     --Senior Vice President              Alliance
                     of ACMC

The Alliance Fund    Alden M. Stewart; since 1997         (see above)
                     --(see above)

                     Randall E. Haase; since 1997         (see above)
                     --(see above)

Alliance Growth and  Paul Rissman; since 1994             Associated with
Income Fund          --Senior Vice President              Alliance
                     of ACMC

Alliance Balanced    Paul Rissman; since 1997             (see above)
Shares Fund          --(see above)

Alliance Utility     Paul Rissman; since 1996             (see above)
Income Fund          --(see above)

Alliance Real        Daniel G. Pine; since 1996           Associated with
Estate Investment    --Senior Vice President              Alliance since 1996;
Fund                 of ACMC                              prior thereto;
                                                          Senior Vice
                                                          President of
                                                          Desai Capital
                                                          Management

                     David Kruth; since 1997              Associated with
                     --Vice President of ACMC             Alliance since 1997;
                                                          prior thereto; Senior
                                                          Vice President of
                                                          Yarmouth Group

Alliance New Europe  Steven Beinhacker; since 1997        Associated with
Fund                 --Vice President of ACMC             Alliance

Alliance Worldwide   Mark H. Breedon; since               Associated with
Privatization Fund   inception Senior Vice                Alliance
                     President of ACMC and
                     Director and Vice President
                     of Alliance Capital Limited***

Alliance             Alfred Harrison; since 1998          (see above)
International        --(see above)
Premier Growth Fund
                     Thomas Kamp; since 1998              Associated with
                     --Senior Vice President              Alliance
                     of ACMC

Alliance Global      Alden M. Stewart; since 1994         (see above)
Small Cap Fund       --(see above)

                     Randall E. Haase; since 1994         (see above)
                     --(see above)

                     Mark D. Breedon; since 1998          (see above)
                     --(see above)

Alliance
International Fund   Nicholas D.P.Carn; since 1998        Associated with
                     --Senior Vice President              Alliance since 1995;
                     of ACMC                              prior thereto; Chief
                                                          Investment Officer of
                                                          Draycott Partners,
                                                          Inc.

Alliance Greater     Matthew W.S. Lee; since 1997         Associated with
China '97 Fund       --Vice President of ACMC             Alliance since 1997;
                                                          prior thereto;
                                                          associated with
                                                          National Mutual Funds
                                                          Management (Asia) and
                                                          James Capel and Co.
                                                          since prior to 1994

Alliance All-Asia    Hiroshi Motoki; since 1998           Associated with
Investment Fund      --Senior Vice President              Alliance since 1994;
                     of ACMC and director of              prior thereto;
                     Japanese/Asian Equity                associated with
                     research                             Ford Motor Company

Alliance Global      Linda Bolton Weiser;                 Associated with
Environment Fund     since 1998--Vice President           Alliance
                     of ACMC


* Unless indicated otherwise, persons associated with Alliance have been employed in a portfolio management, research or investment capacity.
**    The sole general partner of Alliance.
***   An indirect wholly-owned subsidiary of Alliance.


Performance of Similarly Managed Portfolios. In addition to managing the assets of Alliance Premier Growth Fund, Mr. Harrison has ultimate responsibility for the management of discretionary tax-exempt accounts of institutional clients managed as described below without significant client-imposed restrictions ("Historical Portfolios"). These accounts have substantially the same investment objectives and policies and are managed in accordance with essentially the same investment strategies and techniques as those for Alliance Premier Growth Fund, except for the ability of Alliance Premier Growth Fund to use futures and options as hedging tools and to invest in warrants. The Historical Portfolios also are not subject to certain limitations, diversification requirements and other restrictions imposed under the 1940 Act and the Code to which Alliance Premier Growth Fund, as a registered investment company, is subject and which, if applicable to the Historical Portfolios, may have adversely affected the performance results of the Historical Portfolios. See "Investment Objectives and Policies."

Set forth below is performance data provided by Alliance relating to the Historical Portfolios for each of the nineteen full calendar years during which Mr. Harrison has managed the Historical Portfolios as an employee of Alliance and cumulatively through December 31, 1998. As of December 31, 1998, the assets in the Historical Portfolios totaled approximately $15.9 billion and the average size of an institutional account in the Historical Portfolio was $529 million. Each Historical Portfolio has a nearly identical composition of investment holdings and related percentage weightings.


The performance data is net of all fees (including brokerage commissions) charged to those accounts. The performance data is computed in accordance with standards formulated by the Association of Investment Management and Research and has not been adjusted to reflect any fees that will be payable by Alliance Premier Growth Fund, which are higherthan the fees imposed on the Historical Portfolio and will result in a higher expense ratio and lower returns for Alliance Premier Growth Fund. Expenses associated with the distribution of Class A, Class B, and Class C shares of Alliance Premier Growth Fund in accordance with the plan adopted by Alliance Premier Growth Fund's Board of Directors pursuant to Rule 12b-1 under the 1940 Act ("distribution fees") are also excluded. The performance data has also not been adjusted for corporate or individual taxes, if any, payable by the account owners.

Alliance has calculated the investment performance of the Historical Portfolios on a trade-date basis. Dividends have been accrued at the end of the month and cash flows weighted daily. Composite investment performance for all portfolios has been determined on an asset weighted basis. New accounts are included in the composite investment performance computations at the beginning of the quarter following the initial contribution. The total returns set forth below are calculated using a method that links the monthly return amounts for the disclosed periods, resulting in a time-weighted rate of return.

As reflected below, the Historical Portfolios have over time performed favorably when compared with the performance of recognized performance indices. The S&P 500 Index is a widely recognized, unmanaged index of market activity based upon the aggregate performance of a selected portfolio of publicly traded common stocks, including monthly adjustments to reflect the reinvestment of dividends and other distributions. The S&P 500 Index reflects the total return of securities comprising the Index, including changes in market prices as well as accrued investment income, which is presumed to be reinvested. The Russell 1000 universe of securities is compiled by Frank Russell Company and is segmented into two style indices, based on the capitalization-weighted median book-to-price ratio of each of the securities. At each reconstitution, the Russell 1000 constituents are ranked by their book-to-price ratio. Once so ranked, the breakpoint for the two styles is determined by the median market capitalization of the Russell 1000. Thus, those securities falling within the top fifty percent of the cumulative market capitalization (as ranked by descending book-to-price) become members of the Russell Price-Driven Indices. The Russell 1000 Growth Index is, accordingly, designed to include those Russell 1000 securities with a greater-than-average growth orientation. In contrast with the securities in the Russell Price-Driven Indices, companies in the Growth Index tend to exhibit higher price-to-book and price-earnings ratios, lower dividend yield and higher forecasted growth values.

To the extent Alliance Premier Growth Fund does not invest in U.S. common stocks or utilizes investment techniques such as futures or options, the S&P 500 Index and Russell 1000 Growth Index may not be substantially comparable to Alliance Premier Growth Fund. The S&P 500 Index and Russell 1000 Growth Index are included to illustrate material economic and market factors that existed during the time period shown. The S&P 500 Index and Russell 1000 Growth Index do not reflect the deduction of any fees. If Alliance Premier Growth Fund were to purchase a portfolio of securities substantially identical to the securities comprising the S&P 500 Index or the Russell 1000 Growth Index, Alliance Premier Growth Fund's performance relative to the index would be reduced by Alliance Premier Growth Fund's expenses, including brokerage commissions, advisory fees, distribution fees, custodial fees, transfer agency costs and other administrative expenses, as well as by the impact on Alliance Premier Growth Fund's shareholders of sales charges and income taxes.

The Lipper Growth Fund Index is prepared by Lipper Analytical Services, Inc. and represents a composite index of the investment performance for the 30 largest growth mutual funds. The composite investment performance of the Lipper Growth Fund Index reflects investment management and administrative fees and other operating expenses paid by these mutual funds and reinvested income dividends and capital gain distributions, but excludes the impact of any income taxes and sales charges.

The following performance data is provided solely to illustrate Mr. Harrison's performance in managing the Historical Portfolios and the Alliance Premier Growth Fund as measured against certain broad based market indices and against the composite performance of other open-end growth mutual funds. Investors should not rely on the following performance data of the Historical Portfolios as an indication of future performance of Alliance Premier Growth Fund. The composite investment performance for the periods presented may not be indicative of future rates of return. Other methods of computing investment performance may produce different results, and the results for different periods may vary.

Schedule of Composite Investment Performance--Historical Portfolios*


                                                                        Russell          Lipper
                      Premier        Historical         S&P 500          1000            Growth
                      Growth         Portfolios          Index       Growth Index      Fund Index
                       Fund         Total Return**   Total Return    Total Return     Total Return
Year ended December:
1998*** ...........   42.97%           52.16%           28.60%           38.71%           25.69%
1997*** ...........   27.05            34.64            33.36            30.49            25.30
1996*** ...........   18.84            22.06            22.96            23.12            17.48
1995*** ...........   40.66            39.83            37.58            37.19            32.65
1994 ..............   (9.78)           (4.82)           (1.32)            2.66            (1.57)
1993 ..............    5.35            10.54            10.08             2.90            11.98
1992 ..............      --            12.18             7.62             5.00             7.63
1991 ..............      --            38.91            30.47            41.16            35.20
1990 ..............      --            (1.57)           (3.10)           (0.26)           (5.00)
1989 ..............      --            38.80            31.69            35.92            28.60
1988 ..............      --            10.88            16.61            11.27            15.80
1987 ..............      --             8.49             5.25             5.31             1.00
1986 ..............      --            27.40            18.67            15.36            15.90
1985 ..............      --            37.41            31.73            32.85            30.30
1984 ..............      --            (3.31)            6.27             (.95)           (2.80)
1983 ..............      --            20.80            22.56            15.98            22.30
1982 ..............      --            28.02            21.55            20.46            20.20
1981 ..............      --            (1.09)           (4.92)          (11.31)           (8.40)
1980 ..............      --            50.73            32.50            39.57            37.30
1979 ..............      --            30.76            18.61            23.91            27.40
Cumulative total
return for
the period
January 1, 1979 to
December 31, 1998        --             4708%            2525%            2373%            2003%


--------------------------------------------------------------------------------
* Total return is a measure of investment performance that is based upon the change in value of an investment from the beginning to the end of a specified period and assumes reinvestment of all dividends and other distributions.
      The basis of preparation of this data is described in the preceding discussion. Total returns for Alliance Premier Growth Fund are for Class A shares, with imposition of the maximum 4.25% sales charge.
** Assumes imposition of the maximum advisory fee charged by Alliance for any Historical Portfolio for the period involved.
*** During this period, the Historical Portfolios differed from Alliance Premier Growth Fund in that Alliance Premier Growth Fund invested a portion of its net assets in warrants on equity securities in which the Historical Portfolios were unable, by their investment restrictions, to purchase. In lieu of warrants, the Historical Portfolios acquired the common stock upon which the warrants were based.

The average annual total returns presented below are based upon the cumulative total return as of December 31, 1998 and, for more than one year, assume a steady compounded rate of return and are not year-by-year results, which fluctuated over the periods as shown.

AVERAGE ANNUAL TOTAL RETURNS


                                                                        Russell          Lipper
                      Premier        Historical         S&P 500          1000            Growth
                      Growth         Portfolios          Index       Growth Index      Fund Index
One year .........    42.97%           52.16%           28.60%           38.71%           25.69%
Three years ......    33.03            35.74            28.23            30.62            23.67
Five years .......    26.65            27.19            24.05            25.70            19.82
Ten years ........    24.38+           22.86            19.19            20.57            17.21
Since January 1,
1979 .............       --            21.37            17.75            17.40            16.45


--------------------------------------------------------------------------------
+     Since inception on 9/28/92

The Funds' SAIs have more detailed information about Alliance and other Fund service providers.

--------------------------------------------------------------------------------
                          PURCHASE AND SALE OF SHARES
--------------------------------------------------------------------------------

HOW THE FUNDS VALUE THEIR SHARES

The Funds' net asset value or NAV is calculated at 4 p.m. Eastern time each day the Exchange is open for business. To calculate NAV, a Fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. The Funds' value their securities at their current market value determined on the basis of market quotations, or, if such quotations are not readily available, such other methods as the Funds' directors believe accurately reflect fair market value.

Your order for purchase, sale, or exchange of shares is priced at the next NAV calculated after your order is accepted by the Fund.

HOW TO BUY SHARES

You may purchase Advisor Class shares through your financial representative at NAV. Advisor Class shares are not subject to any initial or contingent sales charges or distribution expenses. You may purchase and hold shares solely:

o through accounts established under a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Fund's principal underwriter, Alliance Fund Distributors, Inc. or AFD;

o through a self-directed defined contribution employee benefit plan (e.g., a 401(k) plan) that has at least 1,000 participants or $25 million in assets;

o by investment advisory clients of, and certain other persons associated with, Alliance and its affiliates or the Funds; and

o through registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by AFD and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent.

Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares to be approved by AFD for investment in Advisor Class shares. The Fund's Statement of Additional Information has more detailed information about who may purchase and hold Advisor Class shares.

A Fund may refuse any order to purchase Advisor Class shares. In particular, the Funds' reserve the right to restrict purchases of Advisor Class shares (including through exchanges) when there appears to be evidence a pattern of frequent purchases and sales made in response to short-term considerations.

HOW TO EXCHANGE SHARES

You may exchange your Advisor Class shares for Advisor Class shares of other Alliance Mutual Funds. Exchanges of Advisor Class shares are made at the next-determined NAV, without any sales or service charge. You may request an exchange by mail or telephone. You must call by 4:00 p.m. Eastern time to receive that day's NAV. The Funds may change, suspend, or terminate the exchange service on 60 days' written notice.

HOW TO SELL SHARES


You may "redeem" your shares (i.e., sell your shares to a Fund) on any day the Exchange is open, either directly or through your financial intermediary. Your sales price will be the next-determined NAV after the Fund receives your sales request in proper form. Normally, proceeds will be sent to you within 7 days. If you recently purchased your shares by check or electronic funds transfer, your redemption payment may be delayed until the Fund is reasonably satisfied that the check or electronic funds transfer has been collected (which may take up to 15 days). If you are in doubt about what procedures or documents are required by your fee-based program or employee benefit plan to sell your shares, you should contact your financial representative.


o     Selling Shares Through Your Financial Representative

Your financial representative must receive your sales request by 4:00 p.m., Eastern time, and submit it to the Fund by 5:00 p.m., Eastern time, for you to receive that day's NAV. Your financial representative is responsible for submitting all necessary documentation to the Fund and may charge you for this service.

o     Selling Shares Directly to the Fund

By Mail:

      -- Send a signed letter of instruction or stock power, along with certificates, to:


                          Alliance Fund Services, Inc.
                                 P.O. Box 1520
                           Secaucus, N.J. 07906-1520
                                  800-221-5672


      -- For your protection, a bank, a member firm of a national stock exchange, or other eligible guarantor institution, must guarantee signatures. Stock power forms are available from your financial intermediary, AFS, and many commercial banks. Additional documentation is required for the sale of shares by corporations, intermediaries, fiduciaries, and surviving joint owners. If you have any questions about these procedures, contact AFS.

By Telephone:

      -- You may redeem your shares for which no stock certificates have been issued by telephone request. Call AFS at 800-221-5672 with instructions on how you wish to receive your sale proceeds.

      -- A telephone redemption request must be received by 4:00 p.m. Eastern time for you to receive that day's NAV.

      -- If you have selected electronic funds transfer in your Shareholder Application, the redemption proceeds will be sent directly to your bank. Otherwise, the proceeds will be mailed to you.

      -- Redemption requests by electronic funds transfer may not exceed $100,000 per day and redemption requests by check cannot exceed $50,000 per day.

      -- Telephone redemption is not available for shares held in nominee or "street name" accounts, retirement plan accounts, or shares held by a shareholder who has changed his or her address of record within the previous 30 calendar days.

OTHER

If you are a Fund shareholder through an account established under a fee-based program, your fee-based program may impose requirements with respect to the purchase, sale, or exchange of Advisor Class shares of a Fund that are different from those described in this prospectus. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative. Such financial intermediaries may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by a Fund, including requirements as to the minimum initial and subsequent investment amounts.

--------------------------------------------------------------------------------
                       DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

Each Fund's income dividends and capital gains distributions, if any, declared by a Fund on its outstanding shares will, at the election of each shareholder, be paid in cash or in additional shares of the same class of shares of that Fund. If paid in additional shares, the shares will have an aggregate NAV as of the close of business on the day following the declaration date of the dividend or distribution equal to the cash amount of the dividend or distribution. You may make an election to receive dividends and distributions in cash or in shares at the time you purchase shares. Your election can be changed at any time prior to a record date for a dividend. There is no sales or other charge in connection with the reinvestment of dividends or capital gains distributions. Cash dividends may be paid in check, or at your election, electronically via the ACH network. There is no sales or other charge on the reinvestment of Fund dividends and distributions.

If you receive an income dividend or capital gains distribution in cash you may, within 120 days following the date of its payment, reinvest the dividend or distribution in additional shares of that Fund without charge by returning to Alliance, with appropriate instructions, the check representing the dividend or distribution. Thereafter, unless you otherwise specify, you will be deemed to have elected to reinvest all subsequent dividends and distributions in shares of that Fund.


The Funds expect that their distributions will consist either of net income or long-term capital gains. For federal income tax purposes, the Fund's dividend distributions of net income (or short-term taxable gains) will be taxable to you as ordinary income. Any long-term capital gains distributions may be taxable to you as long-term capital gains. A Fund's distributions also may be subject to certain state and local taxes.


While it is the intention of each Fund to distribute to its shareholders substantially all of each fiscal year's net income and net realized capital gains, if any, the amount and time of any dividend or distribution will depend on the realization by the Fund of income and capital gains from investments. There is no fixed dividend rate and there can be no assurance that a Fund will pay any dividends or realize any capital gains. Since REITs pay distributions based on cash flow, without regard to depreciation and amortization, it is likely that a portion of the distributions paid to Alliance Real Estate Investment Fund and subsequently distributed to shareholders may be a nontaxable return of capital. The final determination of the amount of a Fund's return of capital distributions for the period will be made after the end of each calendar year.

Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent that any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the

Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid (or to permit shareholders to claim a deduction for such foreign taxes), but there can be no assurance that any Fund will be able to do so. Furthermore, a shareholder's ability to claim a foreign tax credit or deduction for foreign taxes paid by a Fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not be permitted to claim a full credit or deduction for the amount of such taxes.

Under certain circumstances, if a Fund realizes losses (e.g., from fluctuations in currency exchange rates) after paying a dividend, all or a portion of the dividend may subsequently be characterized as a return of capital. Returns of capital are generally nontaxable, but will reduce a shareholder's basis in shares of a Fund. If that basis is reduced to zero (which could happen if the shareholder does not reinvest distributions and returns of capital are significant), any further returns of capital will be taxable as capital gain. See the Fund's SAI for a further explanation of these tax issues.

If you buy shares just before a Fund deducts a distribution from its NAV, you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes.

Each year shortly after December 31, the Funds will send you tax information stating the amount and type of all its distributions for the year. Consult your tax adviser about the federal, state, and local tax consequences in your particular circumstances.

--------------------------------------------------------------------------------
                               CONVERSION FEATURE
--------------------------------------------------------------------------------

Conversion

As described above, Advisor Class shares may be held solely through certain fee-based program accounts, employee benefit plans and registered investment advisory or other financial intermediary relationships, and by investment advisory clients of, and certain persons associated with, Alliance and its affiliates or the Funds. If a holder of Advisor Class shares (i) ceases to participate in the fee-based program or plan, or to be associated with an eligible investment advisor or financial intermediary or (ii) is otherwise no longer eligible to purchase Advisor Class shares (each a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice, to Class A shares of the same Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative NAV of the two classes and without the imposition of any sales load, fee or other charge.

Description of Class A Shares

The Class A shares of each Fund have a distribution fee of .30% under the Fund's Rule 12b-1 plan that allows the Fund to pay distribution and service fees for the distribution and sale of its shares. Because this fee is paid out of the Fund's assets, Class A shares have a higher expense ratio and may pay lower dividends and may have a lower NAV than Advisor Class shares.

--------------------------------------------------------------------------------
                              GENERAL INFORMATION
--------------------------------------------------------------------------------

Under unusual circumstances, a Fund may suspend redemptions or postpone payment for up to seven days or longer, as permitted by federal securities law. The Funds reserve the right to close an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed.

During drastic economic or market developments, you might have difficulty in reaching AFS by telephone, in which event you should issue written instructions to AFS. AFS is not responsible for the authenticity of telephone requests to purchase, sell, or exchange shares. AFS will employ reasonable procedures to verify that telephone requests are genuine, and could be liable for losses resulting from unauthorized transactions if it failed to do so. Dealers and agents may charge a commission for handling telephone requests. The telephone service may be suspended or terminated at any time without notice.

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The financial highlights table is intended to help you understand each Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single share of each Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, the independent accountants for The Alliance Fund, Alliance Growth Fund, Alliance Premier Growth Fund, Alliance International Premier Growth Fund, Alliance Balanced Shares, Alliance Utility Income Fund, Alliance Worldwide Privatization Fund, and Alliance Growth and Income Fund, and by Ernst & Young LLP, the independent accountants for Alliance All-Asia Investment Fund, Alliance Technology Fund, Alliance Quasar Fund, Alliance International Fund, Alliance New Europe Fund, Alliance Global Small Cap Fund, Alliance Global Environment Fund, Alliance Greater China '97 Fund and Alliance Real Estate Investment Fund, whose reports, along with each Fund's financial statements, are included in the SAI, which is available upon request.

                                             Income from Investment Operations                Less Dividends and Distributions
                                        ---------------------------------------------   --------------------------------------------
                                                          Net Gains
                            Net Asset                    or Losses on                     Dividends    Distributions
                              Value,                      Securities      Total from      from Net      in Excess of  Distributions
                            Beginning   Net Investment  (both realized    Investment     Investment   Net Investment       from
Fiscal Year or Period       of Period    Income (Loss)  and unrealized)   Operations       Income        Income       Capital Gains
---------------------     ------------  --------------  --------------   -------------  -----------   --------------  --------------
Alliance Premier
Growth Fund
  Year ended 11/30/98 ....   $ 22.10      $(.07)(b)         $ 7.14          $ 7.07         $0.00          $0.00          $(1.46)
  Year ended 11/30/97 ....     17.99       (.06)(b)           5.25            5.19          0.00           0.00           (1.08)
  10/2/96+ to 11/30/96 ...     15.94       (.01)(b)           2.06            2.05          0.00           0.00            0.00

Alliance Growth Fund
  Year ended 10/31/98 ....   $ 44.08      $ .08(b)          $ 6.22          $ 6.30         $0.00          $0.00          $(2.91)
  Year ended 10/31/97 ....     34.91       (.05)(b)          10.25           10.20          0.00           0.00           (1.03)
  10/2/96+ to 10/31/96 ...     34.14       0.00(b)             .77             .77          0.00           0.00            0.00

Alliance Technology Fund
  Year ended 11/30/98 ....   $ 54.63      $(.50)(b)         $15.49          $14.99         $0.00          $0.00          $ (.58)
  Year ended 11/30/97 ....     51.17       (.45)(b)           4.33            3.88          0.00           0.00            (.42)
  10/2/96+ to 11/30/96 ...     47.32       (.05)(b)           3.90            3.85          0.00           0.00            0.00

Alliance Quasar Fund
  Year ended 9/30/98 .....   $ 30.42      $(.09)(b)         $(6.73)         $(6.82)        $0.00          $0.00          $(1.23)
  10/2/96+ TO 9/30/97 ....     27.82       (.17)(b)           6.88            6.71          0.00           0.00           (4.11)

The Alliance Fund
  Year ended 11/30/98 ....   $  8.69      $(.01)(b)         $ (.53)         $ (.54)        $0.00          $0.00          $(2.17)
  Year ended 11/30/97 ....      7.71       (.02)(b)           2.10            2.08          (.04)          0.00           (1.06)
  10/2/96+ to 11/30/96 ...      6.99       0.00                .72             .72          0.00           0.00            0.00

Alliance Growth and
Income Fund
  Year ended 10/31/98 ....   $  3.48      $ .04(b)          $  .43          $  .47         $(.05)         $0.00          $ (.46)
  Year ended 10/31/97 ....      3.00        .05(b)             .87             .92         (0.06)          0.00            (.38)
  10/2/96+ to 10/31/96 ...      2.97       0.00                .03             .03          0.00           0.00            0.00

Alliance Balanced Shares
  Year ended 7/31/98 .....   $ 16.17      $ .37(b)          $ 1.87          $ 2.24         $(.36)         $0.00          $(2.07)
  10/2/96+ to 7/31/97 ....     14.79        .23(b)            3.22            3.45          (.27)          0.00           (1.80)

Alliance Utility
Income Fund
  Year ended 11/30/98 ....   $ 12.49      $ .37(b)(c)       $ 2.66          $ 3.03         $(.35)         $0.00          $(.47)
  Year ended 11/30/97 ....     10.59        .36(b)(c)         2.04            2.40          (.37)         0.00            (.13)
  10/2/96+ to 11/30/96 ...      9.95        .03(b)(c)          .61             .64          0.00          0.00            0.00

Alliance Real Estate
Investment Fund
  Year ended 8/31/98 .....   $ 12.82      $ .55(b)          $(2.34)         $(1.79)        $(.54)         $0.00          $ (.01)
  10/1/96+ to 8/31/97 ....     10.00        .35(b)            2.88            3.23          (.41)(f)       0.00            0.00

Alliance New Europe Fund
  Year ended 7/31/98 .....   $ 18.57      $ .08(b)          $ 5.28          $ 5.36         $0.00          $(.09)         $(2.05)
  10/2/96+ to 7/31/97 ....     16.25        .11(b)            3.76            3.87          (.09)          (.14)          (1.32)

Alliance Worldwide
Privatization Fund
  Year ended 6/30/98 .....   $ 13.23      $ .19(b)          $  .80          $  .99         $(.23)         $0.00          $(1.36)
  10/2/96+ to 6/30/97 ....     12.14        .18(b)            2.52            2.70          (.19)          0.00           (1.42)

Alliance International
Premier Growth Fund
  3/3/98+ to 11/30/98 ....   $ 10.00      $ .01(b)(c)       $ (.37)         $ (.36)        $0.00          $0.00          $ 0.00

Alliance Global
Small Cap Fund
  Year ended 7/31/98 .....   $ 12.89      $ .07(b)          $  .37          $  .30         $0.00          $0.00          $ (.99)
  10/2/96+ to 7/31/97 ....     12.56       (.08)(b)           1.97            1.89          0.00           0.00           (1.56)

Alliance International
Fund
  Year ended 6/30/98 .....   $ 18.67      $ .02(b)(c)       $ 1.13          $ 1.15         $(.07)         $0.00          $(1.21)
  10/2/96+ to 6/30/97 ....     17.96        .16(b)            1.78            1.94          (.15)          0.00           (1.08)

Alliance Greater
China '97 Fund
  9/3/97+ to 7/31/98 .....   $ 10.00      $ .10(b)(c)       $(5.18)         $(5.08)        $(.07)         $0.00          $ 0.00

Alliance All-Asia
Investment Fund
  Year ended 10/31/98 ....   $  7.56      $(.08)(b)(c)      $(1.58)         $(1.66)        $0.00          $0.00          $ 0.00
  Year ended 10/31/97 ....     11.04       (.15)(b)(c)       (2.99)          (3.14)         0.00           0.00            (.34)
  10/2/96+ to 10/31/96 ...     11.65       0.00(c)            (.61)           (.61)         0.00           0.00            0.00

Alliance Global
Environment Fund
  12/29/97+ to 10/31/98 ..   $  9.15      $(.20)            $ (.58)         $ (.78)        $0.00          $0.00          $ 0.00

                                Less
                            Distributions                                                Ratios/Supplemental Data
                            -------------                                -----------------------------------------------------------
                               Total        Net Asset                                     Ratio of      Ratio of Net
                             Dividends        Value,                      Net Assets,     Expenses      Income (Loss)
                                and           End of        Total        End of Period   to Average      to Average      Portfolio
Fiscal Year or Period      Distributions      Period       Return (a)   (000's omitted)  Net Assets      Net Assets    Turnover Rate
---------------------      --------------  -------------  ------------  ---------------  -----------    -------------  -------------
Alliance Premier
Growth Fund
  Year ended 11/30/98 ....     $(1.46)        $27.71         34.31%        $271,661         1.26%(e)         (.28)%          82%
  Year ended 11/30/97 ....      (1.08)         22.10         30.98           53,459         1.25             (.28)           76
  10/2/96+ to 11/30/96 ...       0.00          17.99         12.86            1,922         1.50             (.48)           95

Alliance Growth Fund
  Year ended 10/31/98 ....     $(2.91)        $47.47         14.92%        $174,745          .93%(e)          .17%           61%
  Year ended 10/31/97 ....      (1.03)         44.08         29.92          101,205          .98(e)          (.12)           48
  10/2/96+ to 10/31/96 ...       0.00          34.91          2.26              946         1.26*            0.50            46

Alliance Technology Fund
  Year ended 11/30/98 ....     $ (.58)        $69.04         27.73%        $230,295         1.37%(e)         (.84)%          67%
  Year ended 11/30/97 ....       (.42)         54.63          7.65          167,120         1.39(e)          (.81)           51
  10/2/96+ to 11/30/96 ...       0.00          51.17          8.14              566         1.75*           (1.21)*          30

Alliance Quasar Fund
  Year ended 9/30/98 .....     $(1.23)        $22.37        (23.24)%       $175,037         1.38%            (.32)%         109%
  10/2/96+ TO 9/30/97 ....      (4.11)         30.42         28.47           62,455         1.58             (.74)          135

The Alliance Fund
  Year ended 11/30/98 ....     $(2.17)        $ 5.98         (8.19)%       $ 11,305          .83%            (.16)%         106%
  Year ended 11/30/97 ....      (1.10)          8.69         32.00           10,275          .83             (.21)          158
  10/2/96+ to 11/30/96 ...       0.00           7.71         10.30            1,083          .89*            0.38*           80

Alliance Growth and
Income Fund
  Year ended 10/31/98 ....     $ (.51)        $ 3.44         14.96%        $ 22,786          .76%(e)         1.14%           89%
  Year ended 10/31/97 ....       (.44)          3.48         33.61            3,207          .71(e)          1.42            88
  10/2/96+ to 10/31/96 ...       0.00           3.00          1.01               87         0.37*            3.40*           88

Alliance Balanced Shares
  Year ended 7/31/98 .....     $(2.43)        $15.98         15.32%        $  2,079         1.06%(e)         2.33%          145%
  10/2/96+ to 7/31/97 ....      (2.07)         16.17         25.96            1,565         1.30*(e)         2.15*          207

Alliance Utility
Income Fund
  Year ended 11/30/98 ....      $(.82)        $14.70         25.34%        $    523         1.20%(d)         2.83%          16%
  Year ended 11/30/97 ....       (.50)         12.49         23.57               42         1.20(d)          3.29           37
  10/2/96+ to 11/30/96 ...       0.00          10.59          6.33               33         1.20(d)          4.02           98

Alliance Real Estate
Investment Fund
  Year ended 8/31/98 .....     $ (.55)        $10.48        (14.74)%       $  2,899         1.25%            4.08%          23%
  10/1/96+ to 8/31/97 ....       (.41)         12.82         32.72            2,313         1.45*(d)(e)      3.07*          20

Alliance New Europe Fund
  Year ended 7/31/98 .....     $(2.14)        $21.79         32.55%        $  3,143         1.56%(e)          .39%          99%
  10/2/96+ to 7/31/97 ....      (1.55)         18.57         25.76            4,130         1.71*             .77*          89

Alliance Worldwide
Privatization Fund
  Year ended 6/30/98 .....     $(1.59)        $12.63          9.48%        $  1,716         1.45%            1.48%          53%
  10/2/96+ to 6/30/97 ....      (1.61)         13.23         25.24              374         1.96*            2.97*          48

Alliance International
Premier Growth Fund
  3/2/98+ to 11/30/98 ....     $ 0.00         $ 9.64         (3.60)%       $  1,386         2.20%(d)*         .13%*        151%

Alliance Global
Small Cap Fund
  Year ended 7/31/98 .....     $ (.99)        $12.20          2.82%        $    392         1.87%(e)         (.57)%        113%
  10/2/96+ to 7/31/97 ....      (1.56)         12.89         17.08              333         2.05*(e)         (.84)*        129

Alliance International
Fund
  Year ended 6/30/98 .....     $(1.28)        $18.54          6.98%        $47,154          1.47%             .13%         121%
  10/2/96+ to 6/30/97 ....      (1.23)         18.67         11.57           8,697          1.69(d)          1.47*          94

Alliance Greater
China '97 Fund
  9/3/97+ to 7/31/98 .....     $ (.07)        $ 4.85        (51.06)%       $    60          2.22(d)(e)       1.51%          58%

Alliance All-Asia
Investment Fund
  Year ended 10/31/98 ....     $ 0.00         $ 5.90        (21.96)%       $ 2,012          3.46(d)(e)       1.22%          93%
  Year ended 10/31/97 ....       (.34)          7.56        (29.42)          1,338          3.21(d)         (1.51)          70
  10/2/96+ to 10/31/96 ...       0.00          11.04         (5.24)             27          4.97*(d)         1.63           66

Alliance Global
Environment Fund
  12/29/97+ to 10/31/98 ..     $ 0.00         $ 8.37         (8.52)%       $     5          3.04%*(e)       (2.39)%*       205%


--------------------------------------------------------------------------------

Please refer to footnotes on page 60.

+     Commencement of distribution.
*     Annualized.
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at the net asset value during the period, and a redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment returns calculated for periods of less than one year are not annualized.
(b)   Based on average shares outstanding.
(c)   Net of fee waiver and expense reimbursement.
(d) Net of expenses assumed and/or waived/reimbursed. If the following Funds had borne all expenses in their most recent five fiscal years, their expense ratios, without giving effect to the expense offset arrangement described in (e) below, would have been as follows:



                                                   1996        1997       1998
Alliance All-Asia Investment Fund
  Advisor Class                                    5.54%*      3.43%      4.39%

Alliance Utility Income Fund
  Advisor Class                                    3.48%*      3.29%      2.21%

Alliance Real Estate Investment Fund
  Advisor Class                                      --        1.47%*       --

Alliance International Premier Growth Fund
  Advisor Class                                      --          --       6.28%

Alliance International Fund
  Advisor Class                                                  --       1.62%

Alliance Greater China '97 Fund
  Advisor Class                                                  --      18.13%*


(e) Amounts do not reflect the impact of expense offset arrangements with the transfer agent. Taking into account such expense offset arrangements, the rate of expenses to average net assets assuming the assumption and/or waived reimbursement of expenses described in note (d) above would have been as follows:


                                                               1997       1998
Alliance International Fund
  Advisor Class                                                1.69%*       --

Alliance Global Small Cap Fund
  Advisor Class                                                2.04%*     1.84%

Alliance New Europe Fund
  Advisor Class                                                1.71%*     1.54%

Alliance All-Asia Investment Fund
  Advisor Class                                                  --       3.41%

Alliance Balanced Shares
  Advisor Class                                                1.29%*     1.05%

Alliance Real Estate Investment Fund
  Advisor Class                                                1.44%*       --

Alliance Growth and Income Fund
  Advisor Class                                                 .70%       .75%

Alliance Growth  Fund
  Advisor Class                                                 .96%        92%

Alliance Technology Fund  Fund
  Advisor Class                                                1.38%      1.36%

Alliance Greater China '97 Fund
  Advisor Class                                                  --       2.20%*

Alliance Premier Growth Fund
  Advisor Class                                                  --       1/25%

Alliance Global Environment Fund
  Advisor Class                                                  --       3.03%


(f) Distributions from net investment income include a tax return of capital of $.03.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

The following is additional information about the United Kingdom, Japan and Greater China countries.


Investment in United Kingdom Issuers. Investment in securities of United Kingdom issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. dollar value of the Fund's investment denominated in the British pound sterling will fluctuate with pound sterling-dollar exchange rate movements. Between 1972, when the pound sterling was allowed to float against other currencies, and the end of 1992, the pound sterling generally depreciated against most major currencies, including the U.S. Dollar. Between September and December 1992, after the United Kingdom's exit from the Exchange Rate Mechanism of the European Monetary System, the value of the pound sterling fell by almost 20% against the U.S. Dollar. The pound sterling has since recovered due to interest rate cuts throughout Europe and an upturn in the economy of the United Kingdom. The average exchange rate of the U.S. Dollar to the pound sterling was
1.50 in 1993 and 1.66 in 1998. On January 22, 1999 the U.S. Dollar-pound sterling exchange rate was 1.66.

The United Kingdom's largest stock exchange is the London Stock Exchange, which is the third largest exchange in the world. As measured by the FT-SE 100 index, the performance of the 100 largest companies in the United Kingdom reached 5,882.6 at the end of 1998, up approximately 15% from the end of 1997. On October 5, 1998 the FT-SE 100 index closed at 4648.7, the lowest close in the 12-month period prior to that date, after reaching a high of 6179.0 on July 20, 1998. The FT-SE 100 index closed at 4990.1 on January 22, 1999.

The Economic and Monetary Union ("EMU") became effective on January 1, 1999. When fully implemented in 2002, the EMU will establish a common currency for European countries that meet the eligibility criteria and choose to participate. Although the United Kingdom meets the eligibility criteria, the government has not taken any action to join the EMU.


From 1979 until 1997 the Conservative Party controlled Parliament. In the May 1, 1997 general elections, however, the Labour Party, led by Tony Blair, won a majority in Parliament, holding 418 of 658 seats in the House of Commons. Mr. Blair, who was appointed Prime Minister, has launched a number of reform initiatives, including an overhaul of the monetary policy framework intended to protect monetary policy from political forces by vesting responsibility for setting interest rates in a new Monetary Policy Committee headed by the Governor of the Bank of England, as opposed to the Treasury. Prime Minister Blair has also undertaken a comprehensive restructuring of the regulation of the financial services industry. For further information regarding the United Kingdom, see the Statement of Additional Information of New Europe Fund.


Investment in Japanese Issuers. Investment in securities of Japanese issuers involves certain considerations not present with investment in securities of U.S. issuers. As with any investment not denominated in the U.S. Dollar, the U.S. Dollar value of each Fund's investments denominated in the Japanese yen will fluctuate with yen-dollar exchange rate movements. Between 1985 and 1995, the Japanese yen generally appreciated against the U.S. dollar, but has since fallen from its post-World War II high (in 1995) against the U.S. Dollar.

Japan's largest stock exchange is the Tokyo Stock Exchange, the First Section of which is reserved for larger, established companies. As measured by the TOPIX, a capitalization-weighted composite index of all common stocks listed in the First Section, the performance of the First Section reached a peak in 1989. Thereafter, the TOPIX declined approximately 50% through the end of 1997. On December 31, 1998 the TOPIX closed at 1086.99, down approximately 7% from the end of 1997. Certain valuation measures, such as price-to-book value and price-to-cash flow ratios, indicate that the Japanese stock market is near its lowest level in the last twenty years relative to other world markets.


In recent years, Japan has consistently recorded large current account trade surpluses with the U.S. that have caused difficulties in the relations between the two countries. On October 1, 1994, the U.S. and Japan reached an agreement that may lead to more open Japanese markets with respect to trade in certain goods and services. In June 1995, the two countries agreed in principle to increase Japanese imports of American automobiles and automotive parts. Nevertheless it is expected that the continuing friction between the U.S. and Japan with respect to trade issues will continue for the foreseeable future.


Each Fund's investments in Japanese issuers will be subject to uncertainty resulting from the instability of recent Japanese ruling coalitions. From 1955 to 1993, Japan's government was controlled by a single political party. Between August 1993 and October 1996 Japan was ruled by a series of four coalition governments. As the result of a general election on October 20, 1996, however, Japan returned to a single-party government led by Ryutaro Hashimoto, a member of the Liberal Democratic Party ("LDP"). While the LDP does not control a majority of the seats in the parliament, subsequent to the 1996 elections it established a majority in the House of Representatives as individual members joined the ruling party. The popularity of the LDP declined, however, due to the dissatisfaction with Mr. Hashimoto's leadership. In the July 1998 House of Councillors election, the LDP's representation fell to 103 seats from 120 seats. As a result of the LDP's defeat, Mr. Hashimoto resigned as prime minister and leader of the LDP. Mr. Hashimoto was replaced by Keizo Obuchi.
On January 14, 1999, the LDP formed a coalition government with a major opposition party. As a result, Mr. Obuchi's administration strengthened its position in the parliament, where it increased its majority in the House of Representatives and reduced its shortfall in the House of Councillors. For the past several years, Japan's banking industry has been weakened by a significant amount of problem loans. Japan's banks also have significant exposure to the current financial turmoil in other Asian markets. Following the insolvency of one of Japan's largest banks in November 1997, the government proposed several plans designed to strengthen the weakened banking sector. In October 1998, the Japanese parliament approved several new laws that will make $508 billion in public funds available to increase the capital of Japanese banks, to guarantee depositors' accounts and to nationalize the weakest banks. It is unclear whether these new laws will achieve their intended effect. For further information regarding Japan, see the Statements of Additional Information of Alliance International Fund and Alliance All-Asia Investment Fund.


Investment in Greater China Issuers. China, in particular, but Hong Kong and Taiwan, as well, in significant measure because of their existing and increasing economic, and now in the case of Hong Kong, direct political ties with China, may be subject to a greater degree of economic, political and social instability than is the case in the United States.

China's economy is very much in transition. While the government still controls production and pricing in major economic sectors, significant steps have been taken toward capitalism and China's economy has become increasingly market oriented. China's strong economic growth and ability to attract significant foreign investment in recent years stem from the economic liberalization initiated by Deng Xiaoping who assumed power in the late 1970s. The economic growth, however, has not been smooth and has been marked by extremes in many respects of inordinate growth, which has not been tightly controlled, followed by rigid measures of austerity.

The rapidity and erratic nature of the growth have resulted in inefficiencies and dislocations, including at times high rates of inflation.

China's economic development has occurred notwithstanding the continuation of the power of China's Communist Party and China's authoritarian government control, not only of centrally planned economic decisions, but of many aspects of the social structure. While a significant portion of China's population has benefited from China's economic growth, the conditions of many leave much room for improvement. Notwithstanding restrictions on freedom of expression and the absence of a free press, and notwithstanding the extreme manner in which past unrest has been dealt with, the 1989 Tianamen Square uprising being a recent reminder, the potential for renewed popular unrest associated with demands for improved social, political and economic conditions cannot be dismissed.

Following the death of Deng Xiaoping in February 1997, Jian Zemin became the leader of China's Communist Party. The transfer of political power has progressed smoothly and Jiang's popularity and credibility have gradually increased. Jiang continues to consolidate his power, but as of yet does not appear to have the same degree of control as did Deng Xiaoping. Jiang has continued the market-oriented policies of Deng. Currently, China's major economic challenge centers on reforming or eliminating inefficient state-owned enterprises without creating an unacceptable level of unemployment. Recent capitalistic policies have in many respects effectively outdated the Communist Party and the governmental structure, but both remain entrenched. The Communist Party still controls access to governmental positions and closely monitors governmental action. Essentially there exists an inefficient set of parallel bureaucracies and attendant opportunities for corruption.

In addition to the economic impact of China's internal political uncertainties, the potential effect of China's actions, not only on China Itself, but on Hong Kong and Taiwan as well, could also be significant.


China is heavily dependent on foreign trade, particularly with Japan, the U.S., South Korea and Germany. Political developments adverse to its trading partners, as well as political and social repression, could cause the U.S. and others to alter their trading policy towards China. For example, in the U.S., the continued extension of most favored nation trading status to China which is reviewed regularly and was reviewed in 1998 is an issue of significant controversy. Loss of that status would clearly hurt China's economy by reducing its exports. With much of China's trading activity being funneled through Hong Kong and with trade through Taiwan becoming increasingly significant, any sizable reduction in demand for goods from China would have negative implications for both countries. China is believed to be the largest investor in Hong Kong and its markets and an economic downturn in China would be expected to reverberate through Hong Kong's markets as well.

Although China has committed by treaty to preserve Hong Kong's autonomy and its economic, political and social freedoms for fifty years from the July 1, 1997 transfer of sovereignty from Great Britain to China. Hong Kong is headed by a chief executive, appointed by the central government of China, whose power is checked by both the government of China and a Legislative Council. Although Hong Kong voters voted overwhelmingly for pro-democracy candidates in the recent election, it remains possible that China could exert its authority so as to alter the economic structure, political structure or existing social policy of Hong Kong. Investor and business confidence in Hong Kong can be significantly affected by such developments, which in turn can affect markets and business performance. In this connection, it is noted that a substantial portion of the companies listed on the Hong Kong Stock Exchange are involved in real estate-related activities. The securities markets of China and to a lesser extent Taiwan, are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, Alliance Greater China '97 Fund may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influence by adverse events generally affecting the market, and by large investors trading significant blocks of securities, than is usual in the U.S. securities settlements may in some instances be subject to delays and related administrative uncertainties.

Foreign investment in the securities markets of China and Taiwan is restricted or controlled to varying degrees. These restrictions or controls, which apply to the Alliance Greater China '97 Fund may at times limit or preclude investment in certain securities and may increase the cost and expenses of the Fund. China and Taiwan require governmental approval prior to investments by foreign persons or limit investment by foreign persons to only a specified percentage of an issuer's outstanding securities or a specific class of securities which may have less advantageous terms (including price) than securities of the company available for purchase by nationals. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from China and Taiwan is controlled under regulations, including in some cases the need for certain advance government notification or authority, and if a deterioration occurs in a country's balance of payments, the country could impose restrictions on foreign capital remittances.

Alliance Greater China '97 Fund could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation, as well as by the application to it of other restrictions on investment. The liquidity of the Fund's investments in any country in which any of these factors exists could be affected by any such factor or factors on the Fund's investments. The limited liquidity in certain Greater China markets is a factor to be taken into account in the Fund's valuation of portfolio securities in this category and may affect the Fund's ability to dispose of securities in order to meet redemption requests at the price and time it wishes to do so. It is also anticipated that transaction costs, including brokerage commissions for transactions both on and off the securities exchanges in Greater China countries, will be higher than in the U.S.


Issuers of securities in Greater China countries are generally not subject to the same degree of regulation as are U.S. issuers with respect to such matters as timely disclosure of information, insider trading rules, restrictions on market manipulation and shareholder proxy requirements. Reporting, accounting and auditing standards of Greater China countries may differ, in some cases significantly, from U.S. standards in important respects, and less information may be available to investors in securities of Greater China country issuers than to investors in securities of U.S. issuers.

Investment in Greater China companies which are in the initial stages of their development involves greater risk than is customarily associated with securities of more established companies. The securities of such companies may have relatively limited marketability and may be subject to more abrupt or erratic market movements than securities of established companies or broad market indices.

For more information about the Funds, the following documents are available upon request:

o     Annual/Semi-Annual Reports to Shareholders

The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Fund's performance during its last fiscal year.

o     Statement of Additional Information (SAI)

Each Fund has an SAI, which contains more detailed information about the Fund, including its operations and investment policies. The Funds' SAIs are incorporated by reference into (and is legally part of) this prospectus.

You may request a free copy of the current annual/semi-annual report or the SAI, by contacting your broker or other financial intermediary, or by contacting
Alliance:

By Mail:          c/o Alliance Fund Services, Inc.
                  P.O. Box 1520
                  Secaucus, N.J. 07096-1520


By Phone:         For Information: (800) 221-5672
                  For Literature:  (800) 227-4618


Or you may view or obtain these documents from the Commission:


In Person:        at the Commission's Public Reference Room
                  in Washington, D.C.


By Phone:         1-800-SEC-0330

By Mail:          Public Reference Section
                  Securities and Exchange Commission
                  Washington, DC 20549-6009
                  (duplicating fee required)

On The Internet:  www.sec.gov

You also may find more information about Alliance and the Funds on the internet at www.Alliancecapital.com

---------------------------
 Alliance Stock Funds
 Subscription Application
 - Advisor Class
---------------------------




      The Alliance Fund
      Growth Fund
      Premier Growth Fund
      Technology Fund
      Quasar Fund
      International Fund
      International Premier Growth Fund
      Worldwide Privatization Fund
      New Europe Fund
      All-Asia Investment Fund
      Greater China '97 Fund
      Global Small Cap Fund
      Global Environment Fund
      Balanced Shares
      Utility Income Fund
      Growth & Income Fund
      Real Estate Investment Fund


To Open Your New Alliance Account...

Please complete the application and mail it to:

      Alliance Fund Services, Inc.
      P.O. Box 1520
      Secaucus, New Jersey 07096-1520

For certified or overnight deliveries, send to:

      Alliance Fund Services, Inc.
      500 Plaza Drive
      Secaucus, New Jersey  07094

Section 1  Your Account Registration

(Required)

Complete one of the available choices. To ensure proper tax reporting to the
IRS:

      o     Individuals, Joint Tenants, Transfer on Death and Gift/Transfer to a
            Minor:

            o Indicate your name(s) exactly as it appears on your social security card.

      o     Transfer on Death:

            o     Ensure that your state participates

      o     Trust/Other:

            o Indicate the name of the entity exactly as it appeared on the notice you received from the IRS when your Employer Identification number was assigned.

Section 2 Your Address (Required) Complete in full.

      o     Non-Resident Alien:

            o     Indicate your permanent country of residence.

Section 3 Your Initial Investment (Required)

For each fund in which you are investing: (1) Write the three digit fund number in the column titled 'Indicate three digit fund number located below'.

(2) Write the dollar amount of your initial purchase in the column titled 'Indicate Dollar Amount'.

(3) Check off a distribution option for your dividends.

(4) Check off a distribution option for your capital gains. All distributions (dividends and capital gains) will be reinvested into your fund account unless you direct otherwise. If you want distributions sent directly to your bank account, then you must complete Section 4D and attach a preprinted, voided check for that account. If you want your distributions sent to a third party you must complete Section 4E.

Section 4 Your Shareholder Options

(Complete only those options you want)

A. Automatic Investment Plans (AIP) - You can make periodic investments into any of your Alliance Funds in one of three ways. First, by a periodic withdrawal ($25 minimum) directly from your bank account and invested into an Alliance Fund. Second, you can direct your distributions (dividends and capital gains) from one Alliance Fund into another Fund. Or third, you can automatically exchange monthly ($25 minimum) shares of one Alliance Fund for shares of another Fund. To elect one of these options, complete the appropriate portion of Section 4A & 4D. If more than one dividend direction or monthly exchange is desired, please call our Literature Center to obtain a Shareholder Account Services Options Form for completion.

B. Telephone Transactions via EFT - Complete this option if you would like to be able to transact via telephone between your fund account and your bank account.

C. Systematic Withdrawal Plans (SWP) - Complete this option if you wish to periodically redeem dollars from one of your fund accounts. Payments can be made via Electronic Funds Transfer (EFT) to your bank account or by check.

D. Bank Information - If you have elected any options that involve transactions between your bank account and your fund account or have elected cash distribution options and would like the payments sent to your bank account, please tape a preprinted, voided check of the account you wish to use to this section of the application.

E. Third Party Payment Details - If you have chosen cash distributions and/or a Systematic Withdrawal Plan and would like the payments sent to a person and/or address other than those provided in section 1 or 2, complete this option. Medallion Signature Guarantee is required if your account is not maintained by a broker dealer.

Section 5 Shareholder Authorization

(Required) All owners must sign. If it is a custodial, corporate, or trust account, the custodian, an authorized officer, or the trustee respectively must sign.

If We Can Assist You In Any Way, Please Do Not Hesitate To Call Us At: (800) 221-5672.

                       -----------------------------------
                       For Literature Call: (800) 227-4618
                       -----------------------------------

The Alliance Stock Funds Subscription Application

- Advisor Class

--------------------------------------------------------------------------------
1. Your Account Registration (Please Print in Capital Letters and Mark Check Boxes Where Applicable)
--------------------------------------------------------------------------------

|_| Individual Account [ |_| Male |_| Female ] - or - |_| Joint Account - or -

|_| Transfer On Death [ |_| Male |_| Female ] - or - Gift/Transfer to a Minor

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Owner or Custodian  (First Name)      (MI)  (Last Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
(First Name) Joint Owner*,            (MI)  (Last Name)
Transfer On Death Beneficiary
or Minor

|_| |_| |_| - |_| |_| - |_| |_| |_| |_|
Social Security Number of Owner or Minor
(required to open account)

If Uniform Gift/Transfer
to Minor Account:
|_| |_| Minor's State of Residence

If Joint Tenants Account: * The Account will be registered "Joint Tenants with right of Survivorship" unless you indicate otherwise below:

|_| In Common |_| By Entirety |_| Community Property

|_| Trust - or - |_| Corporation - or - |_| Other
                                                 -------------------------------

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trustee if applicable         (MI)  (Last Name)
(First Name)

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name of Trust or Corporation or Other Entity continued

|_| |_| |_| |_| |_| |_| |_| |_|      |_| |_| |_| |_| |_| |_| |_| |_| |_|
Trust Dated (MM, DD, YYYY)           Tax ID Number (required to open account)

                               |_| Employer ID Number - OR - |_| Social Security
                                                                 Number

--------------------------------------------------------------------------------
2. Your Address
--------------------------------------------------------------------------------

|_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|   |_| |_|    |_| |_| |_| |_| |_|
City                                              State      Zip code

|_| |_| |_| |_| |_| |_| |_| |_|     |_| |_| |_| - |_| |_| |_| - |_| |_| |_| |_|
If Non-U.S., Specify Country        Daytime Phone Number

|_| U.S. Citizen  |_| Resident Alien  |_| Non-Resident Alien

90063GEN-TASFApp-Advisor-P1                           Alliance Capital [LOGO](R)

--------------------------------------------------------------------------------
3. Your Initial Investment
--------------------------------------------------------------------------------

I hereby subscribe for shares of the following Alliance Stock Fund(s) Advisor Class and elect distribution options as indicated.

---------------------------------------
Broker/Dealer Use Only:  Wire Confirm #

   |_| |_| |_| |_| |_| |_| |_| |_|
---------------------------------------

Dividend and Capital Gain Distribution Options:

R     Reinvest distributions into my fund account.

C Send my distributions in cash to the address I have provided in Section 2. (Complete Section 4D for direct deposit to your bank account. Complete
      Section 4E for payment to a third party).

D Direct my distributions to another Alliance fund. Complete the appropriate portion of Section 4A to direct your distributions (dividends and capital gains) to another Alliance Fund.

-----------  -------------   ----------------------  ---------------------------
  Make all                                               Distribution Options
  checks*    Indicate three                                  *Check One
payable to:    digit Fund    Indicate Dollar Amount  ---------------------------
  Alliance       number                               Dividends    Capital Gains
   Funds     located below                            R   C   D     R   C   D
-----------  -------------   ----------------------  -----------   -------------
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|
              |_| |_| |_|    $ |__________________|  |R| |C| |D|   |R| |C| |D|


----------------------
  Total Investment       $ |__________________|
----------------------

*     Cash and money orders are not accepted

--------------------------------------------------------------------------------
Alliance Stock Fund Names and Numbers
--------------------------------------------------------------------------------

                                                                         -------
                                                                         Advisor
                                                                          Class
                                                                         -------

--------------------------------------------------------------------------------
                      The Alliance Fund                                    444
                    ------------------------------------------------------------
                      Growth Fund                                          431
                    ------------------------------------------------------------
Domestic              Premier Growth Fund                                  478
                    ------------------------------------------------------------
                      Technology Fund                                      482
                    ------------------------------------------------------------
                      Quasar Fund                                          426
--------------------------------------------------------------------------------
                      International Fund                                   440
                    ------------------------------------------------------------
                      International Premier Growth                         479
                    ------------------------------------------------------------
                      Worldwide Privatization Fund                         412
                    ------------------------------------------------------------
Global                New Europe Fund                                      462
                    ------------------------------------------------------------
                      All-Asia Investment Fund                             418
                    ------------------------------------------------------------
                      Greater China '97 Fund                               460
                    ------------------------------------------------------------
                      Global Small Cap Fund                                445
                    ------------------------------------------------------------
                      Global Environment Fund                              481
--------------------------------------------------------------------------------
                      Balanced Shares                                      496
                    ------------------------------------------------------------
                      Utility Income Fund                                  409
Total               ------------------------------------------------------------
Return                Growth & Income Fund                                 494
                    ------------------------------------------------------------
                      Real Estate Investment Fund                          410
--------------------------------------------------------------------------------

90063GEN-TASFApp-Advisor-P2

--------------------------------------------------------------------------------
4. Your Shareholder Options
--------------------------------------------------------------------------------

A. Automatic Investment Plans (AIP)

|_| Withdraw From My Bank Account Via EFT* I authorize Alliance to draw on my bank account for investment in my fund account(s) as indicated below (Complete Section 4D also for the bank account you wish to use).

1 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

2 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

3 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

                Frequency:  M = monthly  Q = quarterly  A = annually

      * Electronic Funds Transfer. Your bank must be a member of the National Automated Clearing House Association (NACHA)

|_| Direct My Distributions As indicated in Section 3, I would like my dividends and/or capital gains directed to the same class of shares of another Alliance Fund.

      FROM:    |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

      TO:      |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

|_| Exchange My Shares Monthly I authorize Alliance to transact monthly exchanges, within the same class of shares, between my fund accounts as listed below.

      FROM:    |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

               |_| |_| , |_| |_| |_|.00    |_| |_|
               Amount ($25 minimum)        Day of Exchange**

      TO:      |_| |_| |_|     |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| - |_|
               Fund Number     Account Number (If existing)

      ** Shares exchanged will be redeemed at the net asset value on the "Day of Exchange" (If the "Day of Exchange" is not a fund business day, the exchange transaction will be processed on the next fund business day). The exchange privilege is not available if stock certificates have been issued.

B. Purchases and Redemptions Via EFT

      You can call our toll-free number 1-800-221-5672 and instruct Alliance Fund Services, Inc. in a recorded conversation to purchase, redeem or exchange shares for your account. Purchase and redemption requests will be processed via electronic funds transfer (EFT) to and from your bank account.

      Instructions:     o     Review the information in the Prospectus about
                              telephone transaction services.

                        o If you select the telephone purchase or redemption privilege, you must write "VOID" across the face of a check from the bank account you wish to use and attach it to Section 4D of this application.

|_|   Purchases and Redemptions via EFT

      I hereby authorize Alliance Fund Services, Inc. to effect the purchase and/or redemption of Fund shares for my account according to my telephone instructions or telephone instructions from my Broker/Agent, and to withdraw money or credit money for such shares via EFT from the bank account I have selected.

--------------------------------------------------------------------------------
      For shares recently purchased by check or electronic funds transfer redemption proceeds will not be made available until the Fund is reasonably assured the check or electronic funds transfer has been collected, normally 15 calendar days after the purchase date.
--------------------------------------------------------------------------------

90063GEN-TASFApp-Advisor-P3

--------------------------------------------------------------------------------
4. Your Shareholder Options (CONTINUED)
--------------------------------------------------------------------------------

C.    Systematic Withdrawal Plans (SWP)

      In order to establish a SWP, you must reinvest all dividends and capital gains.

      |_| I authorize Alliance to transact periodic redemptions from my fund account and send the proceeds to me as indicated below.

1 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

2 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

3 - |_| |_| |_|    |_| |_| |_| |_|     |_| |_| , |_| |_| |_|.00    |_|
    Fund Number    Beginning Date      Amount ($25 minimum)        Frequency
                   (MM,DD)

                Frequency:  M = monthly  Q = quarterly  A = annually

      Please send my SWP proceeds to:

      |_|   My Address of Record (via check)

      |_| The Payee and address specified in section 4E (via check) (Medallion Signature Guarantee required)

      |_| My checking account-via EFT (complete section 4D) Your bank must be a member of the National Automated Clearing House Association (NACHA) in order for you to receive SWP proceeds directly into your bank account. Otherwise payment will be made by check

D. Bank Information This bank account information will be used for:

      |_|   Distributions (Section 3)

      |_|   Automatic Investments (Section 4A)

      |_|   Telephone Transactions (Section 4B)

      |_|   Withdrawals (Section 4C)

--------------------------------------------------------------------------------
Please Tape a Pre-printed Voided Check Here*
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]

* The above services cannot be established without a pre-printed voided check.

      For EFT transactions, the fund requires signatures of bank account owners exactly as they appear on bank records. If the registration at the bank differs from that on the Alliance mutual fund, all parties must sign in
      Section 5.

|_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank's ABA Routing Number

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Your Bank Account Number

|_| Checking Account  |_| Savings Account

90063GEN-TASFApp-Advisor-P4

--------------------------------------------------------------------------------
4. Your Shareholder Options (CONTINUED)
--------------------------------------------------------------------------------

E. Third Party Payment Details Your signature(s) in Section 5 must be Medallion Signature Guaranteed if your account is not maintained by a broker/dealer. This third party payee information will be used for:

    |_| Distributions (section 3)   |_| Systematic Withdrawals (section 4C)

|_| |_| |_| |_| |_| |_| |_| |_| |_|   |_|   |_| |_| |_| |_| |_| |_| |_| |_| |_|
Name (First Name)                     (MI)  (Last Name)


|_| |_| |_| |_| |_| |_| |_|  |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|
Street Number                Street Name

|_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_| |_|   |_| |_|    |_| |_| |_| |_| |_|
City                                              State      Zip code

--------------------------------------------------------------------------------
Dealer/Agent Authorization - For selected Dealers or Agents ONLY.
--------------------------------------------------------------------------------

We hereby authorize Alliance Fund Services, Inc. to act as our agent in connection with transactions under this authorization form; and we guarantee the signature(s) set forth in Section 5, as well as the legal capacity of the shareholder.

____________________________________    ______________________________________
Dealer/Agent Firm                       Authorized Signature

___________________________      |_|    ______________________________________
Representative First Name        MI     Last Name

____________________________________    ______________________________________
Dealer/Agent Firm Number                Representative Number

____________________________________    ______________________________________
Branch Number                           Branch Telephone Number

______________________________________________________________________________
Branch Office Address

____________________________________    |_| |_|   ____________________________
City                                    State     Zip Code

90063GEN-TASFApp-Advisor-P5

--------------------------------------------------------------------------------
5. Shareholder Authorization -- This section MUST be completed
--------------------------------------------------------------------------------

      Telephone Exchanges and Redemptions by Check

      Unless I have checked one or both boxes below, these privileges will automatically apply, and by signing this application, I hereby authorize Alliance Fund Services, Inc. to act on my telephone instructions, or on telephone instructions from any person representing himself to be an authorized employee of an investment dealer or agent requesting a redemption or exchange on my behalf. (NOTE: Telephone exchanges may only be processed between accounts that have identical registrations.) Telephone redemption checks will only be mailed to the name and address of record; and the address must not have changed within the last 30 days. The maximum telephone redemption amount is $50,000 for redemptions by check.

            |_| I do not elect the telephone exchange service

            |_| I do not elect the telephone redemption by check service

      By selecting any of the above telephone privileges, I agree that neither the Fund nor Alliance, Alliance Fund Distributors, Inc., Alliance Fund Services, Inc. or other Fund Agent will be liable for any loss, injury, damage or expense as a result of acting upon telephone instructions purporting to be on my behalf, that the Fund reasonably believes to be genuine, and that neither the Fund nor any such party will be responsible for the authenticity of such telephone instructions. I understand that any or all of these privileges may be discontinued by me or the Fund at any time. I understand and agree that the Fund reserves the right to refuse any telephone instructions and that my investment dealer or agent reserves the right to refuse to issue any telephone instructions I may request.

      For non-residents only: Under penalties of perjury, I certify that to the best of my knowledge and belief, I qualify as a foreign person as indicated in Section 2.

      I am of legal age and capacity and have received and read the Prospectus and agree to its terms.

      I certify under penalty of perjury that the number shown in Section 1 of this form is my correct tax identification number or I am waiting for a number to be issued to me and that I have not been notified that this account is subject to backup withholding.

      The Internal Revenue Service does not require your consent to any provision of this document other than the certification required to avoid backup withholding.


-----------------------------------------------------------      -------------
Signature                                                        Date


-----------------------------------------------------------      -------------
Signature                                                        Date


--------------------------------------------
Medallion Signature Guarantee required if completing Section 4E and your mutual fund is not maintained by a broker dealer

90063GEN-TASFApp-Advisor-P6                           Alliance Capital [LOGO](R)

                        ALLIANCE GROWTH AND INCOME FUND, INC.
________________________________________________________________

c/o Alliance Fund Services, Inc.
P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672
For Literature:  Toll Free (800) 227-4618
________________________________________________________________

               STATEMENT OF ADDITIONAL INFORMATION
                        February 1, 1999
________________________________________________________________

This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the current Prospectus for Alliance Growth and Income Fund, Inc. (the "Fund") that offers Class A, Class B and Class C shares of the Fund and the current Prospectus for the Fund that offers the Advisor Class shares of the Fund (the "Advisor Class Prospectus" and, together with the Prospectus for the Fund that offers the Class A, Class B, and Class C shares, the "Prospectus"). Copies of such Prospectuses may be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown above.

                        TABLE OF CONTENTS

                                                             PAGE

DESCRIPTION OF THE FUND...................................
MANAGEMENT OF THE FUND....................................
EXPENSES OF THE FUND......................................
PURCHASE OF SHARES........................................
REDEMPTION AND REPURCHASE OF SHARES.......................
SHAREHOLDER SERVICES......................................
NET ASSET VALUE...........................................
DIVIDENDS, DISTRIBUTIONS AND TAXES........................
PORTFOLIO TRANSACTIONS......................
GENERAL INFORMATION.......................................
REPORT OF INDEPENDENT ACCOUNTANTS AND
  FINANCIAL STATEMENTS....................................
APPENDIX A: CERTAIN EMPLOYEE BENEFIT PLANS................    A-1

__________________________
(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

________________________________________________________________

                     DESCRIPTION OF THE FUND
________________________________________________________________

         Alliance Growth and Income Fund, Inc. (the "Fund) is a diversified, open-end investment company. Except as otherwise indicated, the investment policies of the Fund are not "fundamental policies" within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"), and may, therefore, be changed by the Board of Directors without a shareholder vote. However, the Fund will not change its investment policies without contemporaneous written notice to its shareholders. There can be, of course, no assurance that the Fund will achieve its investment objective.

Investment Objectives

         It is the policy of the Fund to seek to balance the objectives of reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality. Its portfolio is presently so constituted, although it may invest whenever the economic outlook is unfavorable for common stock investments in other types of securities, such as bonds, convertible bonds, preferred stocks, convertible preferred stocks, etc. The Fund cannot deviate from this objective and policy without shareholder approval.

How the Fund Pursues its Objective

         Purchases and sales of portfolio securities are made at such times and in such amounts as deemed advisable in light of market, economic and other conditions, irrespective of the volume of portfolio turnover. The Fund engages primarily in holding securities for investment and not for trading purposes.

         Investment in Covered Call Options. Subject to market conditions, the Fund may try to realize income by writing covered call option contracts provided that the option is listed on a domestic securities exchange and that no option will be written if, as a result, more than 25% of the Fund's assets are subject to call options. A covered call option is an option on a security which the Fund owns or can acquire by converting a convertible security it owns. The purchaser of the option acquires the right to buy the security from the Fund at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security at that time. A security on which an option has been written will be held in escrow by the Fund's custodian until the option expires, is exercised, or a closing purchase transaction is made.

         The Fund thus forgoes the opportunity to profit from an increase in the market price in the underlying security above the exercise price, in return for the premium it receives from the purchaser of the option. The Fund's management believes that such premiums will increase the Fund's income without subjecting it to substantial risks.

         The Fund will purchase call options only to close out a position in an option written by it. In order to close out a position, the Fund will make a "closing purchase transaction" if such is available. In such a transaction, the Fund will purchase a call option on the same security with the same exercise price and expiration date as the call option which it has previously written. When a security is sold from the Fund's portfolio against which a call option has been written, the Fund will effect a closing purchase transaction so as to close out any existing call option on that security. The Fund will realize a profit or loss from a closing purchase transaction if the amount paid to purchase a call option is less or more than the amount received as a premium from the writing thereof. A closing purchase transaction cannot be made if trading in the option has been suspended.

         The premium received by the Fund upon writing a call option will increase the Fund's assets, and a corresponding liability will be recorded and subsequently adjusted from day to day to the current value of the option written. For example, if the current value of the option exceeds the premium received, the excess would be an unrealized loss and, conversely, if the premium exceeds the current value, such excess would be an unrealized gain. The current value of the option will be the last sales price on the principal exchange on which the option is traded or, in the absence of any transactions, the mean between the closing bid and asked price.

         Except as stated above, the Fund may not purchase or sell puts or calls or combinations thereof.

         Foreign Securities. The Fund may invest in foreign securities but, although not a fundamental policy, will not make any such investments unless such securities are listed on a national securities exchange. The purchase of foreign securities entails certain political and economic risks, and accordingly, the Fund has restricted its investments in securities in this category to issues of high quality. Payment of interest and principal upon these obligations may also be affected by governmental action in the country of domicile (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of currency controls, interest limitations, seizure of assets, or the declaration of a moratorium. In addition, evidences of ownership of portfolio securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.

         There can be no assurance that the Fund will achieve its investment objectives since market risks are inherent in all securities to varying degrees, although Alliance Capital
Management L.P., the Fund's Adviser (the "Adviser"), will try to limit these risks.

         Portfolio Turnover. The Adviser anticipates that the Fund's annual rate of portfolio turnover will not be in excess of 100% in future years. A 100% turnover rate would occur, for example, if all the securities in the Fund's portfolio were replaced once in a period of one year. A portfolio turnover rate approximating 100% involves correspondingly greater brokerage commission expenses than would a lower rate, which must be borne by the Fund and its shareholders.

         Securities Ratings. The ratings of securities by S&P, Moody's, Duff & Phelps and Fitch are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor's standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect probable future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities within each rating category.

         Securities rated Aaa by Moody's and AAA by S&P, Duff & Phelps and Fitch are considered to be of the highest quality; capacity to pay interest and repay principal is extremely strong. Securities rated Aa by Moody's and AA by S&P, Duff & Phelps and Fitch are considered to be high quality; capacity to repay principal is considered very strong, although elements may exist that make risks appear somewhat larger than exist with securities rated Aaa or AAA. Securities rated A are considered by Moody's to possess adequate factors giving security to principal and interest. S&P, Duff & Phelps and Fitch consider such securities to have a strong capacity to pay interest and repay principal. Such securities are more susceptible to adverse changes in economic conditions and circumstances than higher-rated securities.

         Securities rated Baa by Moody's and B by S&P, Duff & Phelps and Fitch are considered to have an adequate capacity to pay interest and repay principal. Such securities are considered to have speculative characteristics and share some of the same characteristics as lower-rated securities. Sustained periods of deteriorating economic conditions or of rising interest rates are more likely to lead to a weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities. Securities rated Ba by Moody's and by S&P, Duff & Phelps and Fitch are considered to have speculative characteristics with respect to capacity to pay interest and repay principal over time; their future cannot be considered as well-assured. Securities rated B by Moody's, S&P, Duff & Phelps and Fitch are considered to have highly speculative characteristics with respect to capacity to pay interest and repay principal. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         Securities rated Caa by Moody's and CCC by S&P, Duff & Phelps and Fitch are of poor standing and there is a present danger with respect to payment of principal or interest. Securities rated Ca by Moody's and CC by S&P and Fitch are minimally protected, and default in payment of principal or interest is probable. Securities rated C by Moody's, S&P and Fitch are in imminent default in payment of principal or interest and have extremely poor prospects of ever attaining any real investment standing. Securities rated D by S&P and Fitch are in default. The issuer of securities rated by Duff & Phelps is under an order of liquidation.

Certain Fundamental Investment Policies

         The following investment policies of the Fund may not be changed without affirmative shareholder action:

         The Fund may not: (i) invest more than 5% of its net assets in the security of any one issuer, except U.S. Government obligations or (ii) own more than 10% of the outstanding voting securities of any issuer; (iii) purchase the securities of any other investment company except in a regular transaction in the open market; (iv) purchase the securities of any issuer the business of which has been in continuous operation for less than three years; (v) retain investments in the securities of any issuer if directors or officers of the Fund or certain other "interested persons" own more than 5% of such securities;
(vi) issue any securities senior to the capital stock offered hereby; or (vii) purchase any securities on margin, borrow money or sell securities short, except that the Fund may borrow in an amount up to 10% of its total assets to meet redemption requests and for the clearance of purchases and sales of portfolio securities (this borrowing provision is not for investment leverage but solely to facilitate management of the portfolio to enable the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be disadvantageous or inconvenient and to obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; all borrowings at any time outstanding will be repaid before any additional investments are made; the Fund will not mortgage, pledge or hypothecate any assets in connection with any such borrowing in excess of 15% of the Fund's total assets). The Fund does not invest in other companies for the purpose of exercising control of management.

         The Fund may not make loans to other persons except certain call loans upon collateral security. The Fund does not intend to make such call loans.

         It is the Fund's policy not to concentrate its investments in any one industry by investment of more than 25% of the value of its total assets in such industry, underwrite securities issued by other persons, purchase any securities as to which it might be deemed a statutory underwriter under the Securities Act of 1933, as amended (the "Securities Act"), purchase or sell commodities or commodity contracts (except financial forward and futures contracts and options on such contracts) or engage in the business of purchasing and selling real estate.

         In addition, the Fund has undertaken with the securities administrators of certain states where the Fund's shares are sold not to invest any part of its total assets in interests in oil, gas, or other mineral exploration or development programs, that it will not maintain more than 15% of its average net assets in illiquid securities (excluding Rule 144A securities), that it will not purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities of companies which invest in real estate), that it will not invest in warrants (other than warrants acquired by the Fund as a part of a unit or attached to securities at the time of purchase), if as a result such warrants valued at the lower of cost or market, would exceed 5% of the value of the Fund's assets at the time of purchase provided that not more than 2% of the Fund's net assets at the time of purchase may be invested in warrants not listed on the New York Stock Exchange (the "Exchange") or the American Stock Exchange and that it will invest only in investment grade fixed income securities.

________________________________________________________________

                     MANAGEMENT OF THE FUND
________________________________________________________________

Adviser

         Alliance Capital Management L.P., a Delaware limited partnership with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision of the Fund's Board of Directors (see "Management of the Fund" in the Prospectus).

         The Adviser is a leading international investment manager supervising client accounts with assets as of December 31, 1998, totaling more than $286 billion (of which more than $118 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds. The 54 registered investment companies managed by the Adviser, comprising 118 separate investment portfolios, currently have more than 3.5 million shareholder accounts. As of December 31, 1998, the Adviser and its subsidiaries employed approximately 2,000 employees who operate out of domestic offices and the offices of subsidiaries in Bahrain, Bangalore, Cairo, Chennai, Hong Kong, Istanbul, Johannesburg, London, Luxembourg, Madrid, Moscow, Mumbai, New Delhi, Paris, Pune, Sao Paolo, Seoul, Singapore, Sydney, Tokyo, Toronto, Vienna and Warsaw. As of December 31, 1998, the Adviser was retained as an investment manager for employee benefit plan assets of 35 of the FORTUNE 100 companies.

         Alliance Capital Management Corporation ("ACMC"), the sole general partner of, and the owner of a 1% general partnership interest in the Adviser, is an indirect wholly-owned subsidiary of the Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of the Equitable Companies Incorporated ("ECI"). ECI is a holding company controlled by AXA a French insurance holding company which at March 1, 1998, beneficially owned approximately 59% of the outstanding voting shares of ECI. As of June 30, 1998, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser.

         AXA is a holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America and the Asia/Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

         Based on information provided by AXA, as of March 31, 1998, more than 30% of the voting power of AXA was controlled directly and indirectly by FINAXA, a French holding company. As of March 31, 1998 approximately 74% of the voting power of FINAXA was controlled directly and indirectly by four French mutual insurance companies (the "Mutuelles AXA"), one of which, AXA Assurances I.A.R.D. Mutuelle, itself controlled directly and indirectly more than 42% of the voting power of FINAXA. Acting as a group, the Mutuelles AXA control AXA and FINAXA.

         Under the Advisory Agreement, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments and provides persons satisfactory to the Board of Directors to act as officers and employees of the Fund. Such officers and employees, as well as certain Directors of the Fund may be employees of the Adviser or its affiliates.

         The Adviser is, under the Advisory Agreement, responsible for certain expenses incurred by the Fund, including, for example, office facilities and certain administrative services, and any expenses incurred in promoting the sale of Fund shares (other than the portion of the promotional expenses borne by the Fund in accordance with an effective plan pursuant to Rule 12b-1 under the 1940 Act, and the costs of printing Fund prospectuses and other reports to shareholders and fees related to registration with the Securities and Exchange Commission (the "Commission")and with state regulatory authorities).

         The Fund has, under the Advisory Agreement, assumed the obligation for payment of all of its other expenses. As to the obtaining of services other than those specifically provided to the Fund by the Adviser, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or other subsidiaries of Equitable and, in such event, the services will be provided to the Fund at cost and the payments therefore must be specifically approved by the Fund's Directors. The Fund paid to the Adviser a total of $124,000 in respect of such services during the fiscal year of the Fund ended in 1998.

         For the services rendered by the Adviser under the Advisory Agreement, the Fund pays the Adviser at the annual rate of .625 of 1% of the first $200 million, .50% of the excess over $200 million up to $400 million and .45 of 1% of the excess over $400 million of the average daily value of the Fund's net assets. The fee is accrued daily and paid monthly. For the fiscal years of the Fund ended in 1998, 1997 and 1996, the Adviser received from the Fund advisory fees of $8,033,332, $5,444,322 and $3,804,160, respectively.

         The Advisory Agreement became effective on July 22, 1992. The Advisory Agreement was approved by the unanimous vote, cast in person, of the Fund's Directors (including the Directors who are not parties to the Advisory Agreement or interested persons, as defined in the 1940 Act, of any such party) at a meeting called for the purpose and held on October 14, 1991. At a meeting held on June 11, 1992, a majority of the outstanding voting securities of the Fund approved the Advisory Agreement.

         The Advisory Agreement will remain in effect for successive twelve-month periods (computed from each November 1) provided that such continuance is specifically approved at least annually by the Fund's Directors or by majority vote of the holders of the outstanding voting securities of the Fund and in either case by a majority of the Directors who are not parties to the Advisory Agreement, or interested persons, as defined in the 1940 Act, of any such party, at a meeting in person called for the purpose of voting on such matter. Most recently, continuance of the Advisory Agreement until October 31, 1999 was approved by the Directors of the Fund including a majority of the Directors who are not "interested persons" as defined in the 1940 Act, at their Regular Meeting held on July 16, 1998.

         The Advisory Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Fund's outstanding voting securities or by a vote of a majority of the Fund's Directors, or by the Adviser on 60 days' written notice, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that the Adviser shall not be liable under the Advisory Agreement for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that the Adviser shall be liable to the Fund and security holders by reason of willful misfeasance, bad faith or gross negligence, or of reckless disregard of its obligations and duties under the Advisory Agreement.

         Certain other clients of the Adviser may have investment objectives and policies similar to those of the Fund. The Adviser may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Fund. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price or quantity. It is the policy of the Adviser to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by the Adviser to the accounts involved, including the Fund.
When two or more of the clients of the Adviser (including the Fund) are purchasing or selling the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

         The Adviser may act as an investment adviser to other persons, firms or corporations, including investment companies, and is investment adviser to Alliance Institutional Reserves, Inc., AFD Exchange Reserves, The Alliance Fund, Inc., Alliance All-Asia Investment Fund, Inc., Alliance Balanced Shares, Inc., Alliance Bond Fund, Inc., Alliance Capital Reserves, Alliance Global Dollar Government Fund, Inc., Alliance Global Environment Fund, Inc., Alliance Global Small Cap Fund, Inc., Alliance Global Strategic Income Trust, Inc., Alliance Government Reserves, Alliance Greater China '97 Fund, Inc., Alliance High Yield Fund, Inc., Alliance Institutional Funds, Inc., Alliance International Fund, Alliance International Premier Growth Fund, Inc., Alliance International Premier Growth Fund, Inc., Alliance Limited Maturity Government Fund, Inc., Alliance Money Market Fund, Alliance Mortgage Securities Income Fund, Inc., Alliance Multi-Market Strategy Trust, Inc., Alliance Municipal Income Fund, Inc., Alliance Municipal Income Fund II, Alliance Municipal Trust, Alliance New Europe Fund, Inc., Alliance North American Government Income Trust, Inc., Alliance Premier Growth Fund, Inc., Alliance Quasar Fund, Inc., Alliance Real Estate Investment Fund, Inc., Alliance/Regent Sector Opportunity Fund, Inc., Alliance Select Investor Series, Inc., Alliance Technology Fund, Inc., Alliance Utility Income Fund, Inc., Alliance Variable Products Series Fund, Inc., Alliance Worldwide Privatization Fund, Inc., The Alliance Portfolios and The Hudson River Trust, all registered open-end investment companies; and to ACM Government Income Fund, Inc., ACM Government Securities Fund, Inc., ACM Government Spectrum Fund, Inc., ACM Government Opportunity Fund, Inc., ACM Managed Income Fund, Inc., ACM Managed Dollar Income Fund, Inc., ACM Municipal Securities Income Fund, Inc., Alliance All-Market Advantage Fund, Inc., Alliance World Dollar Government Fund, Inc., Alliance World Dollar Government Fund II, Inc., The Austria Fund, Inc., The Korean Investment Fund, Inc., The Southern Africa Fund, Inc., and The Spain Fund, Inc., all registered closed-end investment companies.

Directors and Officers

         The Directors and principal officers of the Fund, their ages and their principal occupations during the past five years are set forth below. Each such Director and officer is also a trustee, director or officer of other registered investment companies sponsored by the Adviser. Unless otherwise specified, the address of each of the following persons is 1345 Avenue of the Americas, New York, New York 10105.

Directors

         JOHN D. CARIFA,*  53, Chairman of the Board, is the
President, Chief Operating Officer and a Director of ACMC, with which he has been associated since prior to 1994.

         RUTH BLOCK, 67, was formerly an Executive Vice President and the Chief Insurance Officer of Equitable. She is a Director of Ecolab Incorporated (specialty chemicals) and BP Amoco
Corporation (oil and gas).  Her address is P.O. Box 4623,
Stamford, Connecticut 06903.

         DAVID H. DIEVLER, 69, is an independent consultant. He was formerly a Senior Vice President of ACMC until December 1994.
His address is P.O. Box 167, Spring Lake, New Jersey 07762.

         JOHN H. DOBKIN, 56, has been the President of Historic Hudson Valley (historic preservation) since prior to 1994. Previously, he was Director of the National Academy of Design. His address is 150 White Plains Road, Tarrytown, New York 10591.

         WILLIAM H. FOULK, JR., 66, is an Investment Adviser and an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1994. His address is Room 100, 2 Greenwich Plaza, Greenwich, Connecticut 06830.

         DR. JAMES M. HESTER, 74, is President of the Harry Frank Guggenheim Foundation, with which he has been associated since prior to 1994. He was formerly President of New York University, the New York Botanical Garden and Rector of the United Nations University. His address is 25 Cleveland Lane, Princeton, New Jersey 08540.

         CLIFFORD L. MICHEL, 59, is a member of the law firm of
Cahill Gordon & Reindel, with which he has been associated since prior to 1994.  He is President and Chief Executive Officer of
____________________

*      An "interested person" of the Fund as defined in the 1940
       Act.

Wenonah Development Company (investments) and a Director of
Placer Dome, Inc. (mining).  His address is St. Bernard's Road,
Gladstone, New Jersey 07934.

         DONALD J. ROBINSON, 64, is Senior Counsel to the law firm of Orrick, Herrington & Sutcliffe and was formerly a senior partner and a member of the Executive Committee of that firm. He was also a Trustee of the Museum of the City of New York from 1977 to 1995. His address is 98 Hell's Peak Road, Weston, Vermont 05161.

Officers

         JOHN D. CARIFA, Chairman and President, see biography above.

         KATHLEEN A. CORBET, Senior Vice President, 38, is an
Executive Vice President of ACMC, with which she has been associated since prior to 1994.

         PAUL RISSMAN, Senior Vice President, 41, is a Vice
President of ACMC, with which he has been associated since prior to 1994.

         THOMAS J. BARDONG, Vice President, 53, is a Senior Vice
President of ACMC, with which he has been associated since prior to 1994.

         EDMUND P. BERGAN, JR., Secretary, 48, is Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") and Alliance Fund Services, Inc. ("AFS"), with which he has been associated since prior to 1994.

         ANDREW L. GANGOLF, Assistant Secretary, 44, is a Vice President and Assistant General Counsel of AFD, with which he has been associated since December 1994. Prior thereto, he was Vice President and Assistant Secretary of Delaware Management Co., Inc. since prior to 1994.

         DOMENICK PUGLIESE, Assistant Secretary, 37, is a Vice President and Assistant General Counsel of AFD, with which he has been associated since May 1995. Prior thereto, he was a Vice President and Counsel of Concord Holding Corporation since 1994 and Vice President and Associate General Counsel of Prudential Securities since prior to 1994.

         EMILIE D. WRAPP, Assistant Secretary, 42, is a Vice
President and Assistant General Counsel of AFD, with which she has been associated since prior to 1994.

         MARK D. GERSTEN, Treasurer and Chief Financial Officer,
48, is a Senior Vice President of AFS, with which he has been associated since prior to 1994.

         VINCENT S. NOTO, Controller, 34, is a Vice President of
AFS, with which he has been associated since prior to 1994.

         The aggregate compensation paid by the Fund to each of the Directors during its fiscal year ended October 31, 1998, the aggregate compensation paid to each of the Directors during calendar year 1998 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of registered investment companies (and separate investment portfolios within those companies) in the Alliance Fund Complex with respect to which each of the Directors serves as a director or trustee, are set forth below. Neither the Fund nor any other registered investment company in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees. Each of the Directors is a director or trustee of one or more other registered investment companies in the Alliance Fund Complex.

                                                             Total Number of
                                               Total Number  Investment
                                               of Investment Portfolios
                                               Companies in  Within the
                                               the Alliance  Alliance
                                 Total         Fund Complex, Fund Complex,
                                 Compensation  Including the Including
                                 From the      Fund, as to   the Fund, as
                                 Alliance Fund which the     to which the
                   Aggregate     Complex,      Director is a Director is
                   Compensation  Including the Director or   a Director or
Name of Director   From the Fund Fund          Trustee       Trustee
________________   ____________  _____________ _____________ ___________

JOHN D. CARIFA          $-0-        $ -0-            50          114
RUTH BLOCK              $3,959      $180,763         37           77
DAVID H. DIEVLER        $3,960      $216,288         43           80
JOHN H. DOBKIN          $3,926      $185,363         41           91
WILLIAM H. FOULK, JR.   $3,956      $241,003         45          109
DR. JAMES M. HESTER     $3,963      $172,913         37           74
CLIFFORD L. MICHEL      $3,963      $187,763         38           90
DONALD J. ROBINSON      $3,887      $193,709         41          103

As of January 8, 1999, the Directors and officers of the Fund as a group owned less than 1% of the shares of any other class of shares of the Fund.

________________________________________________________________

                      EXPENSES OF THE FUND
________________________________________________________________

Distribution Services Agreement

         The Fund has entered into a Distribution Services Agreement (the "Agreement") with Alliance Fund Distributors, Inc., the Fund's principal underwriter (the "Principal Underwriter"), to permit the Principal Underwriter to distribute the Fund's shares and to permit the Fund to pay distribution services fees to defray expenses associated with the distribution of its Class A shares, Class B shares and Class C shares in accordance with a plan of distribution which is included in the Agreement and has been duly adopted and approved in accordance with Rule 12b-1 under the 1940 Act (the "Rule 12b-1 Plan").

         In approving the Agreement, the Directors of the Fund determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders. The distribution services fee of a particular class will not be used to subsidize the provision of distribution services with respect to any other class.

         During the Fund's fiscal year ended October 31, 1998, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class A shares, in amounts aggregating $2,047,708 which constituted approximately .22% of the average daily net assets attributable to Class A shares during the period, and the Adviser made payments from its own resources as described above aggregating $1,092,359. Of the $3,140,067 paid by the Fund and the Adviser with respect to the Class A shares under the Agreement, $105,439 was spent on advertising, $49,587 on the printing and mailing of prospectuses for persons other than current shareholders, $2,005,674 for compensation to broker-dealers and other financial intermediaries (including, $233,956 to the Fund's Principal Underwriters), $337,411 for compensation to sales personnel, $641,956 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses.

         During the Fund's fiscal year ended October 31, 1998, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class B shares, in amounts aggregating $6,297,608, which constituted approximately 1.00% of the average daily net assets attributable to Class B shares during the period, and the Adviser made payments from its own resources as described above aggregating $10,551,840. Of the $16,849,448 paid by the Fund and the Adviser with respect to the Class B shares under the Agreement, $187,673 was spent on advertising, $92,046 on the printing and mailing of prospectuses for persons other than current shareholders, $14,887,776 for compensation to broker-dealers and other financial intermediaries (including, $427,456 to the Fund's Principal Underwriters), $289,898 for compensation to sales personnel, $654,441 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $737,614 was spent on interest on Class B shares financing.

         During the Fund's fiscal year ended October 31, 1998, the Fund paid distribution services fees for expenditures under the Agreement, with respect to Class C shares, in amounts aggregating $1,443,727, which constituted approximately 1.00% of the average daily net assets attributable to Class C shares during the period, and the Adviser made payments from its own resources as described above aggregating $638,504. Of the $2,082,231 paid by the Fund and the Adviser with respect to the Class C shares under the Agreement, $41,046 was spent on advertising, $20,075 on the printing and mailing of prospectuses for persons other than current shareholders, $1,638,683 for compensation to broker-dealers and other financial intermediaries (including, $95,169 to the Fund's Principal Underwriters), $67,502 for compensation to sales personnel, $146,280 was spent on printing of sales literature, travel, entertainment, due diligence and other promotional expenses, and $168,645 was spent on interest on Class C shares financing.

         Distribution services fees are accrued daily and paid monthly and are charged as expenses of the Fund as accrued. The distribution services fees attributable to the Class B shares and Class C shares are designed to permit an investor to purchase such shares through broker-dealers without the assessment of an initial sales charge, and at the same time to permit the Principal Underwriter to compensate broker-dealers in connection with the sale of such shares. In this regard the purpose and function of the combined contingent deferred sales charges and distribution services fees on the Class B and Class C shares are the same as those of the initial sales charge and distribution services fee with respect to the Class A shares in that in each case the sales charge and distribution services fee provide for the financing of the distribution of the relevant class of the Fund's shares.

         In the event that the Agreement is terminated or not continued with respect to the Class A shares, Class B shares or Class C shares, (i) no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Fund to the Principal Underwriter with respect to that class and
(ii) the Fund would not be obligated to pay the Principal Underwriter for any amounts expended under the Agreement not previously recovered by the Principal Underwriter from distribution services fees in respect of shares of such class or through deferred sales charges.

         The Agreement will continue in effect for successive twelve-month periods (computed from each November 1), provided, however, that such continuance is specifically approved at least annually by the Directors of the Fund or by vote of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act) of that class, and, in either case, by a majority of the Directors of the Fund who are not parties to the Agreement or interested persons, as defined in the 1940 Act, of any such party (other than as directors of the Fund) and who have no direct or indirect financial interest in the operation of the Rule 12b-1 Plan or any agreement related thereto. Most recently the continuance of the Agreement until October 31, 1999 was approved by a vote, cast in person, of the Directors, including a majority of the Directors who are not "interested persons," as defined in the 1940 Act, at their meeting held on July 16, 1998.

         The Adviser may from time to time and from its own funds or such other resources as may be permitted by rules of the Commission make payments for distribution services to the Principal Underwriter; the latter may in turn pay part or all of such compensation to brokers or other persons for their distribution assistance.

         Unreimbursed distribution expenses incurred as of the end of the Fund's most recently completed fiscal year, and carried over for reimbursement in future years in respect of the Class B and Class C shares for the Fund were, respectively, $21,617,958 (2.74% of the net assets of Class B) and $1,965,039
(1.09% of the net assets of Class C).

         The Rule 12b-1 Plan is in compliance with rules of the National Association of Securities Dealers, Inc. which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to
 .75% and .25%, respectively, of the average annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest at the prime rate plus 1% per annum.

         The Glass-Steagall Act and other applicable laws may limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management, based on the advice of counsel, these laws do not prohibit such depository institutions from providing services for investment companies such as the administrative, accounting and other services referred to in the Agreement. In the event that a change in these laws prevented a bank from providing such services, it is expected that other services arrangements would be made and that shareholders would not be adversely affected.

Transfer Agency Agreement

         AFS, an indirect wholly-owned subsidiary of the Adviser located at 500 Plaza Drive, Secaucus, New Jersey 07094, receives a transfer agency fee per account holder of each of the Class A shares, Class B shares, Class C shares and Advisor Class shares of the Fund, plus reimbursement for out-of-pocket expenses. The transfer agency fee with respect to the Class B and Class C shares is higher than the transfer agency fee with respect to the Class A and Advisor Class shares, reflecting the additional costs associated with the Class B and Class C contingent deferred sales charges. For the fiscal year ended October 31, 1998, the Fund paid AFS $1,804,891 pursuant to the Transfer Agency
Agreement.

________________________________________________________________

                       PURCHASE OF SHARES
________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares-How to Buy Shares."

General

         Shares of the Fund are offered on a continuous basis at a price equal to their net asset value plus an initial sales charge at the time of purchase ("Class A shares"), with a contingent deferred sales charge ("Class B shares"), without any initial sales charge and, as long as the shares are held for one year or more, without any contingent deferred sales charge ("Class C shares"), or, to investors eligible to purchase Advisor Class shares, without any initial, contingent deferred or asset-based sales charge, in each case as described below. Shares of the Fund that are offered subject to a sales charge are offered through (i) investment dealers that are members of the National Association of Securities Dealers, Inc. and have entered into selected dealer agreements with the Principal Underwriter ("selected dealers"), (ii) depository institutions and other financial intermediaries or their affiliates, that have entered into selected agent agreements with the Principal Underwriter ("selected agents") and (iii) the Principal Underwriter.

         Advisor Class shares of the Fund may be purchased and held solely (i) through accounts established under fee-based programs, sponsored and maintained by registered broker-dealers or other financial intermediaries and approved by the Principal Underwriter, (ii) through self-directed defined contribution employee benefit plans (e.g., 401(k) plans) that have at least 1,000 participants or $25 million in assets, (iii) by the categories of investors described in clauses (i) through (iv) below under "--Sales at Net Asset Value" (other than officers, directors and present and full-time employees of selected dealers or agents, or relatives of such person, or any trust, individual retirement account or retirement plan account for the benefit of such relative, none of whom is eligible on the basis solely of such status to purchase and hold Advisor Class shares), or
(iv) by directors and present or retired full-time employees of CB Richard Ellis, Inc. Generally, a fee-based program must charge an asset-based or other similar fee and must invest at least $250,000 in Advisor Class shares of the Fund in order to be approved by the Principal Underwriter for investment in Advisor Class shares.

         Investors may purchase shares of the Fund either through selected broker-dealers, agents, financial intermediaries or other financial representatives or directly through the Principal Underwriter. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase, sale or exchange of Class A, Class B, Class C or Advisor Class shares made through such financial representative. Such financial representative may also impose requirements with respect to the purchase, sale or exchange of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts. Sales personnel of selected dealers and agents distributing the Fund's shares may receive differing compensation for selling Class A, Class B, Class C or Advisor Class shares.

         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         The public offering price of shares of the Fund is their net asset value, plus, in the case of Class A shares, a sales charge which will vary depending on the purchase alternative chosen by the investor, as shown in the table below under "Class A Shares." On each Fund business day on which a purchase or redemption order is received by the Fund and trading in the types of securities in which the Fund invests might materially affect the value of Fund shares, the per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws as of the next close of regular trading on the Exchange (currently 4:00 p.m. Eastern time) by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any day on which the Exchange is open for trading.

         The respective per share net asset values of the Class A, Class B, Class C and Advisor Class shares are expected to be substantially the same. Under certain circumstances, however, the per share net asset values of the Class B and Class C shares may be lower than the per share net asset values of the Class A and Advisor Class shares, as a result of the differential daily expense accruals of the distribution and transfer agency fees applicable with respect to those classes of shares. Even under those circumstances, the per share net asset values of the four classes eventually will tend to converge immediately after the payment of dividends, which will differ by approximately the amount of the expense accrual differential among the classes.

         The Fund will accept unconditional orders for its shares to be executed at the public offering price equal to their net asset value next determined (plus applicable Class A sales charges), as described below. Orders received by the Principal Underwriter prior to the close of regular trading on the Exchange on each day the Exchange is open for trading are priced at the net asset value computed as of the close of regular trading on the Exchange on that day (plus applicable Class A sales charges). In the case of orders for purchase of shares placed through selected dealers, agents or financial representatives, as applicable, the applicable public offering price will be the net asset value as so determined, but only if the selected dealer, agent or financial representative receives the order prior to the close of regular trading on the Exchange and transmits it to the Principal Underwriter prior to 5:00 p.m. Eastern time. The selected dealer, agent or financial representative, as applicable, is responsible for transmitting such orders by 5:00 p.m. Eastern time (certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the selected dealer, agent or financial representative fails to do so, the investor's right to that day's closing price must be settled between the investor and the selected dealer, agent or financial representative, as applicable. If the selected dealer, agent or financial representative, as applicable, receives the order after the close of regular trading on the Exchange, the price will be based on the net asset value determined as of the close of regular trading on the Exchange on the next day it is open for trading.

         Following the initial purchase of Fund shares, a shareholder may place orders to purchase additional shares by telephone if the shareholder has completed the appropriate portion of the Subscription Application or an "Autobuy" application obtained by calling the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Except with respect to certain omnibus accounts, telephone purchase orders may not exceed $500,000. Payment for shares purchased by telephone can be made only by electronic funds transfer from a bank account maintained by the shareholder at a bank that is a member of the National Automated Clearing House Association ("NACHA"). If a shareholder's telephone purchase request is received before 3:00 p.m. Eastern time on a Fund business day, the order to purchase shares is automatically placed the following Fund business day, and the applicable public offering price will be the public offering price determined as of the close of business on such following business day.

         Full and fractional shares are credited to a subscriber's account in the amount of his or her subscription. As a convenience to the subscriber, and to avoid unnecessary expense to the Fund, share certificates representing shares of the Fund are not issued except upon written request to the Fund by the shareholder or his or her authorized selected dealer or agent. This facilitates later redemption and relieves the shareholder of the responsibility for and inconvenience of lost or stolen certificates. No certificates are issued for fractional shares, although such shares remain in the shareholder's account on the books of the Fund.

         In addition to the discount or commission paid to dealers or agents, the Principal Underwriter from time to time pays additional cash or other incentives to dealers or agents, in connection with the sale of shares of the Fund. Such additional amounts may be utilized, in whole or in part, to provide additional compensation to registered representatives who sell shares of the Fund. On some occasions, cash or other incentives will be conditioned upon the sale of a specified minimum dollar amount of the shares of the Fund and/or other Alliance Mutual Funds, as defined below, during a specific period of time. On some occasions, such cash or other incentives may take the form of payment for attendance at seminars, meals, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a dealer or agent to urban or resort locations within or outside the United States. Such dealer or agent may elect to receive cash incentives of equivalent amount in lieu of such payments.

         Class A, Class B, Class C and Advisor Class shares each represent an interest in the same portfolio of investments of the

Fund, have the same rights and are identical in all respects, except that (i) Class A shares bear the expense of the initial sales charge (or contingent deferred sales charge, when applicable) and Class B and Class C shares bear the expense of the deferred sales charge, (ii) Class B shares and Class C shares each bear the expense of a higher distribution services fee than that borne by Class A shares, and Advisor Class shares do not bear such a fee, (iii) Class B shares and Class C shares bear higher transfer agency costs than those borne by Class A shares and Advisor Class shares, (iv) each of Class A, Class B and
Class C has exclusive voting rights with respect to provisions of the Rule 12b-1 Plan pursuant to which its distribution services fee is paid and other matters for which separate class voting is appropriate under applicable law, provided that, if the Fund submits to a vote of the Class A shareholders, an amendment to the Rule 12b-1 Plan that would materially increase the amount to be paid thereunder with respect to the Class A shares, then such amendment will also be submitted to the Class B shareholders and Advisor Class shareholders and the Class A, Class B and Advisor Class shareholders will vote separately by class and (v) Class B shares and Advisor Class shares are subject to a conversion feature. Each class has different exchange privileges and certain different shareholder service options available.

         The Directors of the Fund have determined that currently no conflict of interest exists between or among the Class A, Class B, Class C and Advisor Class shares. On an ongoing basis, the Directors of the Fund, pursuant to their fiduciary duties under the 1940 Act and state law, will seek to ensure that no such conflict arises.

Alternative Retail Purchase Arrangements -- Class A, Class B and
Class C Shares**

         The alternative purchase arrangements available with respect to Class A, Class B and Class C shares permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution services fee and contingent deferred sales charge on Class B shares prior to conversion, or the accumulated distribution services fee and contingent deferred sales charge on Class C shares, would be less than the initial sales charge and accumulated distribution services fee on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher
____________________

** Advisor Class shares are sold only to investors described above in this section under "General."

return of Class A shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges on Class A shares, as described below. In this regard, the Principal Underwriter will reject any order (except orders from certain retirement plans and certain employee benefit plans) for more than $250,000 for Class B shares. (See Appendix A for information concerning the eligibility of certain employee benefit plans to purchase Class B shares at net asset value without being subject to a contingent deferred sales charge and the ineligibility of certain such plans to purchase Class A shares.) Class C shares will normally not be suitable for the investor who qualifies to purchase Class A shares at net asset value. For this reason, the Principal Underwriter will reject any order for more than $1,000,000 for Class C shares.

         Class A shares are subject to a lower distribution services fee and, accordingly, pay correspondingly higher dividends per share than Class B shares or Class C shares. However, because initial sales charges are deducted at the time of purchase, investors purchasing Class A shares would not have all their funds invested initially and, therefore, would initially own fewer shares. Investors not qualifying for reduced initial sales charges who expect to maintain their investment for an extended period of time might consider purchasing Class A shares because the accumulated continuing distribution charges on Class B shares or Class C shares may exceed the initial sales charge on Class A shares during the life of the investment. Again, however, such investors must weigh this consideration against the fact that, because of such initial sales charges, not all their funds will be invested initially.

         Other investors might determine, however, that it would be more advantageous to purchase Class B shares or Class C shares in order to have all their funds invested initially, although remaining subject to higher continuing distribution charges and being subject to a contingent deferred sales charge for a four-year and one-year period, respectively. For example, based on current fees and expenses, an investor subject to the 4.25% initial sales charge on Class A shares would have to hold his or her investment approximately seven years for the Class C distribution services fee to exceed the initial sales charge plus the accumulated distribution services fee of Class A shares. In this example, an investor intending to maintain his or her investment for a longer period might consider purchasing Class A shares. This example does not take into account the time value of money, which further reduces the impact of the Class C distribution services fees on the investment, fluctuations in net asset value or the effect of different performance assumptions.

         Those investors who prefer to have all of their funds invested initially but may not wish to retain Fund shares for the four-year period during which Class B shares are subject to a contingent deferred sales charge may find it more advantageous to purchase Class C shares.

         During the Fund's fiscal years ended in 1998, 1997 and 1996, the aggregate amounts of underwriting commission payable with respect to shares of the Fund were $5,137,865, $3,034,249 and $1,595,004, respectively. Of that amount, the Principal Underwriter received the amounts of, respectively, $220,637, $137,615 and $77,047, representing that portion of the sales charges paid on shares of the Fund sold during the year which was not reallowed to selected dealers (and was, accordingly, retained by the Principal Underwriter). During the Fund's fiscal years ended in 1998, 1997 and 1996, the Principal Underwriter received contingent deferred sales charges of $35,339, $995 and $0, respectively, on Class A shares, $794,434, $485,137 and $236,418, respectively, on Class B shares, and $48,382, $25,439 and $1,510, respectively, on Class C shares.

Class A Shares

         The public offering price of Class A shares is the net asset value plus a sales charge, as set forth below.

                          Sales Charge

                                                    Discount Or
                                                    Commission
                                        As % of     To Dealers
                            As % of     the Public  Or Agents
Amount of                   Net Amount  Offering    As % of
Purchase                    Invested    Price       Offering
Price
_________                   __________  __________  ____________

Less than $100,000             4.44%       4.25%       4.00%
$100,000 but less than
  $250,000                     3.36        3.25        3.00
$250,000 but less than
  $500,000                     2.30        2.25        2.00
$500,000 but less than
  $1,000,000***                1.78        1.75        1.50

_______________________
*** There is no initial sales charge on transactions of $1,000,000 or more.

         With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge equal to 1% of the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class A shares will be waived on certain redemptions, as described below under "--Class B Shares." In determining the contingent deferred sales charge applicable to a redemption of Class A shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because an initial sales charge was paid with respect to the shares, or they have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge. Proceeds from the contingent deferred sales charge on Class A shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sales of Class A shares, such as the payment of compensation to selected dealers and agents for selling
Class A shares. With respect to purchases of $1,000,000 or more made through selected dealers and agents, the Adviser may, pursuant to the Distribution Services Agreement described above, pay such dealers or agents from its own resources a fee of up to 1% of the amount invested to compensate such dealers or agents for their distribution assistance in connection with such purchases.

         No initial sales charge is imposed on Class A shares issued (i) pursuant to the automatic reinvestment of income dividends or capital gains distributions, (ii) in exchange for Class A shares of other "Alliance Mutual Funds" (as that term is defined under "Combined Purchase Privilege" below), except that an initial sales charge will be imposed on Class A shares issued in exchange for Class A shares of AFD Exchange Reserves ("AFDER") that were purchased for cash without the payment of an initial sales charge and without being subject to a contingent deferred sales charge or (iii) upon the automatic conversion of Class B shares or Advisor Class shares as described below under "--
Class B Shares--Conversion Feature" and "--Conversion of Advisor Class Shares to Class A Shares." The Fund receives the entire net asset value of its Class A shares sold to investors. The Principal Underwriter's commission is the sales charge shown above less any applicable discount or commission "reallowed" to selected dealers and agents. The Principal Underwriter will reallow discounts to selected dealers and agents in the amounts indicated in the table above. In this regard, the Principal Underwriter may elect to reallow the entire sales charge to selected dealers and agents for all sales with respect to which orders are placed with the Principal Underwriter. A selected dealer who receives reallowance in excess of 90% of such a sales charge may be deemed to be an "underwriter" under the Securities Act.


         Investors choosing the initial sales charge alternative may under certain circumstances be entitled to pay (i) no initial sales charge (but may be subject in most such cases to a contingent deferred sales charge or (ii) a reduced initial sales charge. The circumstances under which such investors may pay a reduced initial sales charge are described below.

         Combined Purchase Privilege. Certain persons may qualify for the sales charge reductions indicated in the schedule of such charges above by combining purchases of shares of the Fund into a single "purchase," if the resulting "purchase" totals at least $100,000. The term "purchase" refers to: (i) a single purchase by an individual, or to concurrent purchases, which in the aggregate are at least equal to the prescribed amounts, by an individual, his or her spouse and their children under the age of 21 years purchasing shares of the Fund for his, her or their own account(s); (ii) a single purchase by a trustee or other fiduciary purchasing shares for a single trust, estate or single fiduciary account although more than one beneficiary is involved; or (iii) a single purchase for the employee benefit plans of a single employer. The term "purchase" also includes purchases by any "company," as the term is defined in the 1940 Act, but does not include purchases by any such company which has not been in existence for at least six months or which has no purpose other than the purchase of shares of the Fund or shares of other registered investment companies at a discount. The term "purchase" does not include purchases by any group of individuals whose sole organizational nexus is that the participants therein are credit card holders of a company, policy holders of an insurance company, customers of either a bank or broker-dealer or clients of an investment adviser. A "purchase" may also include shares, purchased at the same time through a single selected dealer or agent, of any other "Alliance Mutual Fund." Currently, the Alliance Mutual Funds include:

AFD Exchange Reserves
Alliance All-Asia Investment Fund, Inc.
Alliance Balanced Shares, Inc.
Alliance Bond Fund, Inc.
  -Corporate Bond Portfolio
  -U.S. Government Portfolio
Alliance Global Dollar Government Fund, Inc.
Alliance Global Environment Fund, Inc.
Alliance Global Small Cap Fund, Inc.

Alliance Global Strategic Income Trust, Inc.
Alliance Greater China '97 Fund, Inc.
Alliance Growth and Income Fund, Inc.
Alliance High Yield Fund, Inc.
Alliance International Fund
Alliance International Premier Growth Fund, Inc.
Alliance Limited Maturity Government Fund, Inc.
Alliance Mortgage Securities Income Fund, Inc.
Alliance Multi-Market Strategy Trust, Inc.
Alliance Municipal Income Fund, Inc.
  -California Portfolio
  -Insured California Portfolio
  -Insured National Portfolio
  -National Portfolio
  -New York Portfolio
Alliance Municipal Income Fund II
  -Arizona Portfolio
  -Florida Portfolio
  -Massachusetts Portfolio
  -Michigan Portfolio
  -Minnesota Portfolio
  -New Jersey Portfolio
  -Ohio Portfolio
  -Pennsylvania Portfolio
  -Virginia Portfolio
Alliance New Europe Fund, Inc.
Alliance North American Government Income Trust, Inc.
Alliance Premier Growth Fund, Inc.
Alliance Quasar Fund, Inc.
Alliance Real Estate Investment Fund, Inc.
Alliance Technology Fund, Inc.
Alliance Utility Income Fund, Inc.
Alliance Worldwide Privatization Fund, Inc.
The Alliance Fund, Inc.
The Alliance Portfolios
  -Alliance Growth Fund
  -Alliance Conservative Investors Fund
  -Alliance Growth Investors Fund
  -Alliance Short-Term U.S. Government Fund

         Prospectuses for the Alliance Mutual Funds may be obtained without charge by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the front cover of this Statement of Additional Information.

         Cumulative Quantity Discount (Right of Accumulation). An investor's purchase of additional Class A shares of the Fund may qualify for a Cumulative Quantity Discount. The applicable sales charge will be based on the total of:

              (i)   the investor's current purchase;

              (ii) the net asset value (at the close of business on the previous day) of (a) all shares of the Fund held by the investor and (b) all shares of any other Alliance Mutual Fund held by the investor; and

              (iii) the net asset value of all shares described in paragraph (ii) owned by another shareholder eligible to combine his or her purchase with that of the investor into a single "purchase" (see above).

         For example, if an investor owned shares of an Alliance Mutual Fund worth $200,000 at their then current net asset value and, subsequently, purchased Class A shares of the Fund worth an additional $100,000, the initial sales charge for the $100,000 purchase would be at the 2.25% rate applicable to a single $300,000 purchase of shares of the Fund, rather than the 3.25% rate.

         To qualify for the Combined Purchase Privilege or to obtain the Cumulative Quantity Discount on a purchase through a selected dealer or agent, the investor or selected dealer or agent must provide the Principal Underwriter with sufficient information to verify that each purchase qualifies for the privilege or discount.

         Statement of Intention. Class A investors may also obtain the reduced sales charges shown in the table above by means of a written Statement of Intention, which expresses the investor's intention to invest not less than $100,000 within a period of 13 months in Class A shares (or Class A, Class B,
Class C and/or Advisor Class shares) of the Fund or any other Alliance Mutual Fund. Each purchase of shares under a Statement of Intention will be made at the public offering price or prices applicable at the time of such purchase to a single transaction of the dollar amount indicated in the Statement of Intention. At the investor's option, a Statement of Intention may include purchases of shares of the Fund or any other Alliance Mutual Fund made not more than 90 days prior to the date that the investor signs the Statement of Intention; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

         Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Alliance Mutual Funds under a single Statement of Intention. For example, if at the time an investor signs a Statement of Intention to invest at least $100,000 in Class A shares of the Fund, the investor and the investor's spouse each purchase shares of the Fund worth $20,000 (for a total of $40,000), it will only be necessary to invest a total of $60,000 during the following 13 months in shares of the Fund or any other Alliance Mutual Fund, to qualify for the 3.25% sales charge on the total amount being invested (the sales charge applicable to an investment of $100,000).

         The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount. Shares purchased with the first 5% of such amount will be held in escrow (while remaining registered in the name of the investor) to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased, and such escrowed shares will be involuntarily redeemed to pay the additional sales charge, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released. To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period. The difference in the sales charge will be used to purchase additional shares of the Fund subject to the rate of the sales charge applicable to the actual amount of the aggregate purchases.

         Investors wishing to enter into a Statement of Intention in conjunction with their initial investment in Class A shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus while current Class A shareholders desiring to do so can obtain a form of Statement of Intention by contacting Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information.

         Certain Retirement Plans. Multiple participant payroll deduction retirement plans may also purchase shares of the Fund or any other Alliance Mutual Fund at a reduced sales charge on a monthly basis during the 13-month period following such a plan's initial purchase. The sales charge applicable to such initial purchase of shares of the Fund will be that normally applicable, under the schedule of sales charges set forth in this Statement of Additional Information, to an investment 13 times larger than such initial purchase. The sales charge applicable to each succeeding monthly purchase will be that normally applicable, under such schedule, to an investment equal to the sum of (i) the total purchase previously made during the 13-month period and
(ii) the current month's purchase multiplied by the number of months (including the current month) remaining in the 13-month period. Sales charges previously paid during such period will not be retroactively adjusted on the basis of later purchases.

         Reinstatement Privilege. A shareholder who has caused any or all of his or her Class A or Class B shares of the Fund to be redeemed or repurchased may reinvest all or any portion of the redemption or repurchase proceeds in Class A shares of the Fund at net asset value without any sales charge, provided that
(i) such reinvestment is made within 120 calendar days after the redemption or repurchase date, and (ii) for Class B shares, a contingent deferred sales charge has been paid and the Principal Underwriter has approved, at its discretion, the reinvestment of such shares. Shares are sold to a reinvesting shareholder at the net asset value next determined as described above. A reinstatement pursuant to this privilege will not cancel the redemption or repurchase transaction; therefore, any gain or loss so realized will be recognized for federal income tax purposes except that no loss will be recognized to the extent that the proceeds are reinvested in shares of the Fund within 30 calendar days after the redemption or repurchase transactions. Investors may exercise the reinstatement privilege by written request sent to the Fund at the address shown on the cover of this Statement of Additional Information.

         Sales at Net Asset Value. The Fund may sell its Class A shares at net asset value, (i.e., without an initial sales charge) and without a contingent deferred sales charge to certain categories of investors including: (i) investment management clients of the Adviser or its affiliates; (ii) officers and present or former Directors of the Fund; present or former directors and trustees of other investment companies managed by the Adviser; present or retired full-time employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; officers and directors of ACMC, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; officers, directors and present full-time employees of selected dealers or agents; or the spouse, sibling, direct ancestor or direct descendant (collectively "relatives") of any such person; or any trust, individual retirement account or retirement plan account for the benefit of any such person or relative; or the estate of any such person or relative, if such shares are purchased for investment purposes (such shares may not be resold except to the Fund); (iii) the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; and certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates; (iv) registered investment advisers or other financial intermediaries who charge a management, consulting or other fee for their services and who purchase shares through a broker or agent approved by the Principal Underwriter and clients of such registered investment advisers or financial intermediaries whose accounts are linked to the master account of such investment adviser or financial intermediary on the books of such approved broker or agent; (v) persons participating in a fee-based program, sponsored and maintained by a registered broker-dealer or other financial intermediary and approved by the Principal Underwriter, pursuant to which such persons pay an asset-based fee to such broker-dealer or financial intermediary, or its affiliates or agents, for services in the nature of investment advisory or administrative services; (vi) persons who establish to the Principal Underwriter's satisfaction that they are investing within such time period as may be designated by the Principal Underwriter, proceeds of redemption of shares of such other registered investment companies as may be designated from time to time by the Principal Underwriter; and (vii) employer-sponsored qualified pension or profit-sharing plans (including
Section 401(k) plans), custodial accounts maintained pursuant to
Section 403(b)(7) retirement plans and individual retirement accounts (including individual retirement accounts to which simplified employee pension ("SEP") contributions are made), if such plans or accounts are established or administered under programs sponsored by administrators or other persons that have been approved by the Principal Underwriter.

Class B Shares

         Investors may purchase Class B shares at the public offering price equal to the net asset value per share of the Class B shares on the date of purchase without the imposition of a sales charge at the time of purchase. The Class B shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment.

         Proceeds from the contingent deferred sales charge on the Class B shares are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class B shares, such as the payment of compensation to selected dealers and agents for selling Class B shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class B shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares.

         Contingent Deferred Sales Charge. Class B shares that are redeemed within four years of purchase will be subject to a contingent deferred sales charge at the rates set forth below charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price.

In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions.

         To illustrate, assume that on or after November 19, 1993 an investor purchased 100 Class B shares at $10 per share (at a cost of $1,000) and in the second year after purchase, the net asset value per share is $12 and, during such time, the investor has acquired 10 additional Class B shares upon dividend reinvestment. If at such time the investor makes his or her first redemption of 50 Class B shares (proceeds of $600), 10 Class B shares will not be subject to the charge because of dividend reinvestment. With respect to the remaining 40 Class B shares, the charge is applied only to the original cost of $10 per share and not to the increase in net asset value of $2 per share. Therefore, $400 of the $600 redemption proceeds will be charged at a rate of 3.0% (the applicable rate in the second year after purchase, as set forth below).

         The amount of the contingent deferred sales charge, if any, will vary depending on the number of years from the time of payment for the purchase of Class B shares until the time of redemption of such shares.

             Contingent Deferred Sales Charge as a %
               of Dollar Amount Subject to Charge

                         Shares Purchased     Shares Purchased
Years                         before             on or after
Since Purchase          November 19, 1993     November 19, 1993

First                          5.5%                 4.0%
Second                         4.5%                 3.0%
Third                          3.5%                 2.0%
Fourth                         2.5%                 1.0%
Fifth                          1.5%                 None
Sixth                          0.5%                 None
Seventh and thereafter         None                 None

         In determining the contingent deferred sales charge applicable to a redemption of Class B shares, it will be assumed that the redemption is, first, of any shares that were acquired upon the reinvestment of dividends or distributions and, second, of shares held longest during the time they are subject to the sales charge. When shares acquired in an exchange are redeemed, the applicable contingent deferred sales charge and conversion schedules will be the schedules that applied at the time of the purchase of shares of the corresponding class of the Alliance Mutual Fund originally purchased by the shareholder.

         The contingent deferred sales charge is waived on redemptions of shares (i) following the death or disability, as defined in the Internal Revenue Code of 1986, as amended (the "Code"), of a shareholder, (ii) to the extent that the redemption represents a minimum required distribution from an individual retirement account or other retirement plan to a shareholder who has attained the age of 70-1/2, (iii) that had been purchased by present or former Directors of the Fund, by the relative of any such person, by any trust, individual retirement account or retirement plan account for the benefit of any such person or relative, or by the estate of any such person or relative, or
(iv) pursuant to a systematic withdrawal plan (see "Shareholder Services--Systemic Withdrawal Plan" below).

         Conversion Feature. Eight years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee. Such conversion will occur on the basis of the relative net asset values of the two classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for the Principal Underwriter to have been compensated for distribution expenses incurred in the sale of such shares.

         For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and distributions paid in respect of Class B shares in a shareholder's account will be considered to be held in a separate sub-account. Each time any Class B shares in the shareholder's account (other than those in the sub-account) convert to Class A, an equal pro-rata portion of the Class B shares in the sub-account will also convert to Class A.

         The conversion of Class B shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Class B shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Class B shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, no further conversions of Class B shares would occur, and shares might continue to be subject to the higher distribution services fee for an indefinite period which may extend beyond the period ending eight years after the end of the calendar month in which the shareholder's purchase order was accepted.

         Class C Shares. Investors may purchase Class C shares at the public offering price equal to the net asset value per share of the Class C shares on the date of purchase without the imposition of a sales charge either at the time of purchase or, as long as the shares are held for one year or more, upon redemption. Class C shares are sold without an initial sales charge so that the Fund will receive the full amount of the investor's purchase payment and, as long as the shares are held for one year or more, without a contingent deferred sales charge so that the investor will receive as proceeds upon redemption the entire net asset value of his or her Class C shares. The Class C distribution services fee enables the Fund to sell Class C shares without either an initial or contingent deferred sales charge, as long as the shares are held for one year or more. Class C shares do not convert to any other class of shares of the Fund and incur higher distribution services fees and transfer agency costs than Class A shares and Advisor Class shares, and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares and Advisor Class shares.

         Class C shares that are redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%, charged as a percentage of the dollar amount subject thereto. The charge will be assessed on an amount equal to the lesser of the cost of the shares being redeemed or their net asset value at the time of redemption. Accordingly, no sales charge will be imposed on increases in net asset value above the initial purchase price. In addition, no charge will be assessed on shares derived from reinvestment of dividends or capital gains distributions. The contingent deferred sales charge on Class C shares will be waived on certain redemptions, as described above under "--Class B Shares." In determining the contingent deferred sales charge applicable to a redemption of Class C shares, it will be assumed that the redemption is, first, of any shares that are not subject to a contingent deferred sales charge (for example, because the shares have been held beyond the period during which the charge applies or were acquired upon the reinvestment of dividends or distributions) and, second, of shares held longest during the time they are subject to the sales charge.

         Proceeds from the contingent deferred sales charge are paid to the Principal Underwriter and are used by the Principal Underwriter to defray the expenses of the Principal Underwriter related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, such as the payment of compensation to selected dealers and agents for selling Class C shares. The combination of the contingent deferred sales charge and the distribution services fee enables the Fund to sell the Class C shares without a sales charge being deducted at the time of purchase. The higher distribution services fee incurred by Class C shares will cause such shares to have a higher expense ratio and to pay lower dividends than those related to Class A shares and Advisor Class shares.

Conversion of Advisor Class Shares to Class A Shares

         Advisor Class shares may be held solely through the fee-based program accounts and employee benefit plans and registered investment advisory or other financial intermediary relationships described above under "Purchase of Shares-- General", and by investment advisory clients of, and by certain other persons associated with, the Adviser and its affiliates or the Fund. If
(i) a holder of Advisor Class shares ceases to participate in the fee-based program or plan, or to be associated with the investment adviser or financial intermediary, in each case, that satisfies the requirements to purchase shares set forth under "Purchase of Shares--General" or (ii) the holder is otherwise no longer eligible to purchase Advisor Class shares as described in the Advisor Class Prospectus and this Statement of Additional Information (each, a "Conversion Event"), then all Advisor Class shares held by the shareholder will convert automatically and without notice to the shareholder, other than the notice contained in the Advisor Class Prospectus and this Statement of Additional Information, to Class A shares of the Fund during the calendar month following the month in which the Fund is informed of the occurrence of the Conversion Event. The failure of a shareholder or a fee-based program to satisfy the minimum investment requirements to purchase Advisor Class shares will not constitute a Conversion Event. The conversion would occur on the basis of the relative net asset values of the two classes and without the imposition of any sales load, fee or other charge. Class A shares currently bear a .30% distribution services fee and have a higher expense ratio than Advisor Class shares. As a result, Class A shares may pay correspondingly lower dividends and have a lower net asset value than Advisor Class shares.

         The conversion of Advisor Class shares to Class A shares is subject to the continuing availability of an opinion of counsel to the effect that the conversion of Advisor Class shares to Class A shares does not constitute a taxable event under federal income tax law. The conversion of Advisor Class shares to Class A shares may be suspended if such an opinion is no longer available at the time such conversion is to occur. In that event, the Advisor Class shareholder would be required to redeem his Advisor Class shares, which would constitute a taxable event under federal income tax law.

________________________________________________________________

               REDEMPTION AND REPURCHASE OF SHARES
________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--How to Sell Shares." If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Redemption

         Subject only to the limitations described below, the Fund's Articles of Incorporation require that the Fund redeem the shares tendered to it, as described below, at a redemption price equal to their net asset value as next computed following the receipt of shares tendered for redemption in proper form. Except for any contingent deferred sales charge which may be applicable to Class A, Class B or Class C shares, there is no redemption charge. Payment of the redemption price will be made within seven days after the Fund's receipt of such tender for redemption. If a shareholder is in doubt about what documents are required by his or her fee-based program or employee benefit plan, the shareholder should contact his or her financial representative.

         The right of redemption may not be suspended or the date of payment upon redemption postponed for more than seven days after shares are tendered for redemption, except for any period during which the Exchange is closed (other than customary weekend and holiday closings) or during which the Commission determines that trading thereon is restricted, or for any period during which an emergency (as determined by the Commission) exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or for such other periods as the Commission may by order permit for the protection of security holders of the Fund.

         Payment of the redemption price will be made in cash. The value of a shareholder's shares on redemption or repurchase may be more or less than the cost of such shares to the shareholder, depending upon the market value of the Fund's portfolio securities at the time of such redemption or repurchase. Redemption proceeds on Class A, Class B and Class C shares will reflect the deduction of the contingent deferred sales charge, if any. Payment received by a shareholder upon redemption or repurchase of his shares, assuming the shares constitute capital assets in his hands, will result in long-term or short-term capital gains (or loss) depending upon the shareholder's holding period and basis in respect of the shares redeemed.

         To redeem shares of the Fund for which no stock certificates have been issued, the registered owner or owners should forward a letter to the Fund containing a request for redemption. The signature or signatures on the letter must be guaranteed by an "eligible guarantor institution" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.

         To redeem shares of the Fund represented by stock certificates, the investor should forward the appropriate stock certificate or certificates, endorsed in blank or with blank stock powers attached, to the Fund with the request that the shares represented thereby, or a specified portion thereof, be redeemed. The stock assignment form on the reverse side of each stock certificate surrendered to the Fund for redemption must be signed by the registered owner or owners exactly as the registered name appears on the face of the certificate or, alternatively, a stock power signed in the same manner may be attached to the stock certificate or certificates or, where tender is made by mail, separately mailed to the Fund. The signature or signatures on the assignment form must be guaranteed in the manner described above.

         Telephone Redemption By Electronic Funds Transfer. Each Fund shareholder is entitled to request redemption by electronic funds transfer of shares for which no stock certificates have been issued by telephone at (800) 221-5672 by a shareholder who has completed the appropriate portion of the Subscription Application or, in the case of an existing shareholder, an "Autosell" application obtained from Alliance Fund Services, Inc. A telephone redemption request by electronic funds transfer may not exceed $100,000 (except for certain omnibus accounts) and must be made by 4:00 p.m. Eastern time on a Fund business day as defined above. Proceeds of telephone redemptions will be sent by Electronic Funds Transfer to a shareholder's designated bank account at a bank selected by the shareholder that is a member of the NACHA.

         Telephone Redemption By Check. Each Fund shareholder is eligible to request redemption by check of Fund shares for which no stock certificates have been issued by telephone at (800) 221-5672 before 4:00 p.m. Eastern time on a Fund business day in an amount not exceeding $50,000. Proceeds of such redemptions are remitted by check to the shareholder's address of record. A shareholder otherwise eligible for telephone redemption by check may cancel the privilege by written instruction to Alliance Fund Services, Inc., or by checking the appropriate box on the Subscription Application found in the Prospectus.

         Telephone Redemptions - General. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Telephone redemption is not available with respect to shares (i) for which certificates have been issued, (ii) held in nominee or "street name" accounts, (iii) held by a shareholder who has changed his or her address of record within the preceding 30 calendar days or
(iv) held in any retirement plan account. Neither the Fund nor the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

Repurchase

         The Fund may repurchase shares through the Principal Underwriter, selected financial intermediaries or selected dealers or agents. The repurchase price will be the net asset value next determined after the Principal Underwriter receives the request (less the contingent deferred sales charge, if any, with respect to the Class A, Class B and Class C shares), except that requests placed through selected dealers or agents before the close of regular trading on the Exchange on any day will be executed at the net asset value determined as of such close of regular trading on that day if received by the Principal Underwriter prior to its close of business on that day (normally 5:00 p.m. Eastern time). The financial intermediary or selected dealer or agent is responsible for transmitting the request to the Principal Underwriter by 5:00 p.m. Eastern time (certain selected dealers, agents or financial representatives may enter into operating agreements permitting them to transmit purchase information to the Principal Underwriter after 5:00 p.m. Eastern time and receive that day's net asset value). If the financial intermediary or selected dealer or agent fails to do so, the shareholder's right to receive that days' closing price must be settled between the shareholder and the dealer or agent. A shareholder may offer shares of the Fund to the Principal

Underwriter either directly or through a selected dealer or agent. Neither the Fund nor the Principal Underwriter charges a fee or commission in connection with the repurchase of shares (except for the contingent deferred sales charge, if any, with respect to Class A, Class B and Class C shares). Normally, if shares of the Fund are offered through a financial intermediary selected dealer or agent, the repurchase is settled by the shareholder as an ordinary transaction with or through the selected dealer or agent, who may charge the shareholder for this service. The repurchase of shares of the Fund as described above is a voluntary service of the Fund and the Fund may suspend or terminate this practice at any time.

General

         The Fund reserves the right to close out an account that through redemption has remained below $200 for 90 days. Shareholders will receive 60 days' written notice to increase the account value before the account is closed. No contingent deferred sales charge will be deducted from the proceeds of this redemption. In the case of a redemption or repurchase of shares of the Fund recently purchased by check, redemption proceeds will not be made available until the Fund is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date.

________________________________________________________________

                      SHAREHOLDER SERVICES
________________________________________________________________

         The following information supplements that set forth in the Fund's Prospectus under the heading "Purchase and Sale of Shares--Shareholder Services." The shareholder services set forth below are applicable to Class A, Class B, Class C and Advisor Class shares unless otherwise indicated. If you are an Advisor Class shareholder through an account established under a fee-based program your fee-based program may impose requirements with respect to the purchase, sale or exchange of Advisor Class shares of the Fund that are different from those described herein. A transaction fee may be charged by your financial representative with respect to the purchase, sale or exchange of Advisor Class shares made through such financial representative.

Automatic Investment Program

         Investors may purchase shares of the Fund through an automatic investment program utilizing electronic funds transfer drawn on the investor's own bank account. Under such a program, pre-authorized monthly drafts for a fixed amount (at least $25) are used to purchase shares through the selected dealer or selected agent designated by the investor at the public offering price next determined after the Principal Underwriter receives the proceeds from the investor's bank. In electronic form, drafts can be made on or about a date each month selected by the shareholder. Investors wishing to establish an automatic investment program in connection with their initial investment should complete the appropriate portion of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. at the address or telephone numbers shown on the cover of this Statement of Additional Information to establish an automatic investment program.

Exchange Privilege

         You may exchange your investment in the Fund for shares of the same class of other Alliance Mutual Funds (including AFD Exchange Reserves, a money market fund managed by the Adviser). In addition, (i) present officers and full-time employees of the Adviser, (ii) present Directors or Trustees of any Alliance Mutual Fund and (iii) certain employee benefit plans for employees of the Adviser, the Principal Underwriter, Alliance Fund Services, Inc. and their affiliates may, on a tax-free basis, exchange Class A shares of the Fund for Advisor Class shares of the Fund. Exchanges of shares are made at the net asset value next determined and without sales or service charges. Exchanges may be made by telephone or written request. Telephone exchange requests must be received by Alliance Fund Services, Inc. by 4:00 p.m. Eastern time on a Fund business day in order to receive that day's net asset value.

         Shares will continue to age without regard to exchanges for purpose of determining the CDSC, if any, upon redemption and, in the case of Class B shares, for the purpose of conversion to Class A shares. After an exchange, your Class B shares will automatically convert to Class A shares in accordance with the conversion schedule applicable to the Class B shares of the Alliance Mutual Fund you originally purchased for cash ("original shares"). When redemption occurs, the CDSC applicable to the original shares is applied.

         Please read carefully the prospectus of the mutual fund into which you are exchanging before submitting the request. Call Alliance Fund Services, Inc. at (800) 221-5672 to exchange uncertificated shares. Except with respect to exchanges of Class A shares of the Fund for Advisor Class shares of the Fund, exchanges of shares as described above in this section are taxable transactions for federal income tax purposes. The exchange service may be changed, suspended, or terminated on 60 days' written notice.

         All exchanges are subject to the minimum investment requirements and any other applicable terms set forth in the prospectus for the Alliance Mutual Fund whose shares are being acquired. An exchange is effected through the redemption of the shares tendered for exchange and the purchase of shares being acquired at their respective net asset values as next determined following receipt by the Alliance Mutual Fund whose shares are being exchanged of (i) proper instructions and all necessary supporting documents as described in such fund's prospectus, or
(ii) a telephone request for such exchange in accordance with the procedures set forth in the following paragraph. Exchanges involving the redemption of shares recently purchased by check will be permitted only after the Alliance Mutual Fund whose shares have been tendered for exchange is reasonably assured that the check has cleared, normally up to 15 calendar days following the purchase date. Exchanges of shares of Alliance Mutual Funds will generally result in the realization of a capital gain or loss for federal income tax purposes.

         Each Fund shareholder, and the shareholder's selected dealer, agent or financial representative, as applicable, are authorized to make telephone requests for exchanges unless Alliance Fund Services, Inc., receives written instruction to the contrary from the shareholder, or the shareholder declines the privilege by checking the appropriate box on the Subscription Application found in the Prospectus. Such telephone requests cannot be accepted with respect to shares then represented by stock certificates. Shares acquired pursuant to a telephone request for exchange will be held under the same account registration as the shares redeemed through such exchange.

         Eligible shareholders desiring to make an exchange should telephone Alliance Fund Services, Inc. with their account number and other details of the exchange, at (800) 221-5672 before 4:00 p.m., Eastern time, on a Fund business day as defined above. Telephone requests for exchange received before 4:00 p.m. Eastern time on a Fund business day will be processed as of the close of business on that day. During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this Statement of Additional Information.

         A shareholder may elect to initiate a monthly "Auto Exchange" whereby a specified dollar amount's worth of his or her Fund shares (minimum $25) is automatically exchanged for shares of another Alliance Mutual Fund. Auto Exchange transactions normally occur on the 12th day of each month, or the following Fund business day prior thereto.

         None of the Alliance Mutual Funds, the Adviser, the Principal Underwriter or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for exchanges that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for exchanges are genuine, including, among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers, agents or financial representatives, as applicable, may charge a commission for handling telephone requests for exchanges.

         The exchange privilege is available only in states where shares of the Alliance Mutual Fund being acquired may be legally sold. Each Alliance Mutual Fund reserves the right, at any time on 60 days' notice to its shareholders, to reject any order to acquire its shares through exchange or otherwise to modify, restrict or terminate the exchange privilege.

Retirement Plans

         The Fund may be a suitable investment vehicle for part or all of the assets held in various types of retirement plans, such as those listed below. The Fund has available forms of such plans pursuant to which investments can be made in the Fund and other Alliance Mutual Funds. Persons desiring information concerning these plans should contact Alliance Fund Services, Inc. at the "For Literature" telephone number on the cover of this Statement of Additional Information, or write to:

                   Alliance Fund Services, Inc.
                   Retirement Plans
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         Individual Retirement Account ("IRA"). Individuals who receive compensation, including earnings from self-employment, are entitled to establish and make contributions to an IRA. Taxation of the income and gains paid to an IRA by the Fund is deferred until distribution from the IRA. An individual's eligible contribution to an IRA will be deductible if neither the individual nor his or her spouse is an active participant in an employer-sponsored retirement plan. If the individual or his or her spouse is an active participant in an employer-sponsored retirement plan, the individual's contributions to an IRA may be deductible, in whole or in part, depending on the amount of the adjusted gross income of the individual and his or her spouse.

         Employer-Sponsored Qualified Retirement Plans. Sole proprietors, partnerships and corporations may sponsor qualified money purchase pension and profit-sharing plans, including
Section 401(k) plans ("qualified plans"), under which annual tax-deductible contributions are made within prescribed limits based on compensation paid to participating individuals. The minimum initial investment requirement may be waived with respect to certain of these qualified plans.

         If the aggregate net asset value of shares of the Alliance Mutual Funds held by a qualified plan reaches $1 million on or before December 15 in any year, all Class B or Class C shares of the Fund held by such plan can be exchanged at the plan's request, without any sales charge, for Class A shares of the Fund.

         Simplified Employee Pension Plan ("SEP"). Sole proprietors, partnerships and corporations may sponsor a SEP under which they make annual tax-deductible contributions to an IRA established by each eligible employee within prescribed limits based on employee compensation.

         403(b)(7) Retirement Plan. Certain tax-exempt organizations and public educational institutions may sponsor retirement plans under which an employee may agree that monies deducted from his or her compensation (minimum $25 per pay period) may be contributed by the employer to a custodial account established for the employee under the plan.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of Equitable, which serves as custodian or trustee under the retirement plan prototype forms available from the Fund, charges certain nominal fees for establishing an account and for annual maintenance. A portion of these fees is remitted to Alliance Fund Services, Inc. as compensation for its services to the retirement plan accounts maintained with the Fund.

         Distributions from retirement plans are subject to certain Code requirements in addition to normal redemption procedures. For additional information please contact Alliance
Fund Services, Inc.

Dividend Direction Plan

         A shareholder who already maintains, in addition to his or her Class A, Class B, Class C or Advisor Class Fund account, a Class A, Class B, Class C or Advisor Class account with one or more other Alliance Mutual Funds may direct that income dividends and/or capital gains paid on the shareholder's Class A, Class B , Class C or Advisor Class Fund shares be automatically reinvested, in any amount, without the payment of any sales or service charges, in shares of the same class of such other Alliance Mutual Fund(s). Further information can be obtained by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information. Investors wishing to establish a dividend direction plan in connection with their initial investment should complete the appropriate section of the Subscription Application found in the Prospectus. Current shareholders should contact Alliance Fund Services, Inc. to establish a dividend direction plan.

Systematic Withdrawal Plan

         General. Any shareholder who owns or purchases shares of the Fund having a current net asset value of at least $4,000 (for quarterly or less frequent payments), $5,000 (for bi-monthly payments) or $10,000 (for monthly payments) may establish a systematic withdrawal plan under which the shareholder will periodically receive a payment in a stated amount of not less than $50 on a selected date. Systematic withdrawal plan participants must elect to have their dividends and distributions from the Fund automatically reinvested in additional shares of the Fund.

         Shares of the Fund owned by a participant in the Fund's systematic withdrawal plan will be redeemed as necessary to meet withdrawal payments and such payments will be subject to any taxes applicable to redemptions and, except as discussed below, any applicable contingent deferred sales charge. Shares acquired with reinvested dividends and distributions will be liquidated first to provide such withdrawal payments and thereafter other shares will be liquidated to the extent necessary, and depending upon the amount withdrawn, the investor's principal may be depleted. A systematic withdrawal plan may be terminated at any time by the shareholder or the Fund.

         Withdrawal payments will not automatically end when a shareholder's account reaches a certain minimum level.
Therefore, redemptions of shares under the plan may reduce or even liquidate a shareholder's account and may subject the shareholder to the Fund's involuntary redemption provisions. See "Redemption and Repurchase of Shares--General." Purchases of additional shares concurrently with withdrawals are undesirable because of sales charges when purchases are made. While an occasional lump-sum investment may be made by a holder of Class A shares who is maintaining a systematic withdrawal plan, such investment should normally be an amount equivalent to three times the annual withdrawal or $5,000, whichever is less.

         Payments under a systematic withdrawal plan may be made by check or electronically via the Automated Clearing House ("ACH") network. Investors wishing to establish a systematic withdrawal plan in conjunction with their initial investment in shares of the Fund should complete the appropriate portion of the Subscription Application found in the Prospectus, while current Fund shareholders desiring to do so can obtain an application form by contacting Alliance Fund Services, Inc. at the address or the "For Literature" telephone number shown on the cover of this Statement of Additional Information.

         CDSC Waiver for Class B and Class C Shares. Under a systematic withdrawal plan, up to 1% monthly, 2% bi-monthly or 3% quarterly of the value at the time of redemption of the Class B or Class C shares in a shareholder's account may be redeemed free of any contingent deferred sales charge.

         With respect to Class B shares, the waiver applies only with respect to shares acquired after July 1, 1995. Class B shares that are not subject to a contingent deferred sales charge (such as shares acquired with reinvested dividends or distributions) will be redeemed first and will count toward the foregoing limitations. Remaining Class B shares that are held the longest will be redeemed next. Redemptions of Class B shares in excess of the foregoing limitations will be subject to any otherwise applicable contingent deferred sales charge.

         With respect to Class C shares, shares held the longest will be redeemed first and will count toward the foregoing limitations. Redemptions in excess of those limitations will be subject to any otherwise applicable contingent deferred sales charge.

Statements and Reports

         Each shareholder of the Fund receives semi-annual and annual reports which include a portfolio of investments, financial statements and, in the case of the annual report, the report of the Fund's independent accountants, PricewaterhouseCoopers LLP, as well as a confirmation of each purchase and redemption. By contacting his or her broker or Alliance Fund Services, Inc., a shareholder can arrange for copies of his or her account statements to be sent to another person.

________________________________________________________________

                         NET ASSET VALUE
________________________________________________________________

         The per share net asset value is computed in accordance with the Fund's Articles of Incorporation and By-Laws at the next close of regular trading on the Exchange (ordinarily 4:00 p.m. Eastern time) following receipt of a purchase or redemption order by the Fund on each Fund business day on which such an order is received and on such other days as the Board of Directors deems appropriate or necessary in order to comply with Rule 22c-1 under the 1940 Act. The Fund's per share net asset value is calculated by dividing the value of the Fund's total assets, less its liabilities, by the total number of its shares then outstanding. A Fund business day is any weekday on which the Exchange is open for trading.

         In accordance with applicable rules under the 1940 Act, portfolio securities are valued at current market value or at fair value as determined in good faith by the Board of Directors. The Board of Directors has delegated to the Adviser certain of the Board's duties with respect to the following procedures. Readily marketable securities listed on the Exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are valued, except as indicted below, at the last sale price reflected on the consolidated tape at the close of the Exchange or, in the case of a foreign securities exchange, at the last quoted sale price, in each case on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors. Readily marketable securities not listed on the Exchange or on a foreign securities exchange but listed on other United States national securities exchanges or traded on The Nasdaq Stock Market, Inc. are valued in like manner. Portfolio securities traded on the Exchange and on one or more foreign or other national securities exchanges, and portfolio securities not traded on the Exchange but traded on one or more foreign or other national securities exchanges are valued in accordance with these procedures by reference to the principal exchange on which the securities are traded.

         Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to those of the United States over-the-counter market, and securities listed on a U.S.

national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked prices as reported by Nasdaq or, in the case of securities not quoted by Nasdaq, the National Quotation Bureau or another comparable sources.

         Listed put or call options purchased by the Fund are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day.

         Open futures contracts and options thereon will be valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price, If there are no quotations available for the day of valuations, the last available closing settlement price will be used.

         U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days (unless in either case the Board of Directors determines that this method does not represent fair value).

         Fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by pricing service take into account many factors, including institutional size trading in similar groups of securities and any developments related to specific securities.

         All other assets of the Fund are valued in good faith at fair value by, or in accordance with procedures established by, the Board of Directors.

         Trading in securities on Far Eastern and European securities exchanges and over-the-counter markets is normally completed well before the close of business of each Fund business day. In addition, trading in foreign markets may not take place on all Fund business days. Furthermore, trading may take place in various foreign markets on days that are not Fund business days. The Fund's calculation of the net asset value per share, therefore, does not always take place contemporaneously with the most recent determination of the prices of portfolio securities in these markets. Events affecting the values of these portfolio securities that occur between the time their prices are determined in accordance with the above procedures and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless it is believed that these prices do not reflect current market value, in which case the securities will be valued in good faith by, or in accordance with procedures established by, the Board of Directors at fair value.

         The Board of Directors may suspend the determination of the Fund's, net asset value (and the offering and sale of shares), subject to the rules of the Commission and other governmental rules and regulations, at a time when: (1) the Exchange is closed, other than customary weekend and holiday closings, (2) an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it or to determine fairly the value of its net assets, or (3) for the protection of shareholders, the Commission by order permits a suspension of the right of redemption or a postponement of the date of payment on redemption.

         For purposes of determining the Fund's net asset value per share, all assets and liabilities initially expressed in a foreign currency will be converted into U.S. dollars at the mean of the current bid and asked prices of such currency against the U.S. dollar last quoted by a major bank that is a regular participant in the relevant foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If such quotations are not available as of the close of the Exchange, the rate of exchange will be determined in good faith by, or under the direction of, the Board of Directors.

         The assets attributable to the Class A shares, Class B shares, Class C shares and Advisor Class shares will be invested together in a single portfolio. The net asset value of each class will be determined separately by subtracting the liabilities allocated to that class from the assets belonging to that class in conformance with the provisions of a plan adopted by the Fund in accordance with Rule 18f-3 under the 1940 Act.

________________________________________________________________

               DIVIDENDS, DISTRIBUTIONS AND TAXES
________________________________________________________________

         Dividends paid by the Fund, if any, with respect to Class A, Class B, Class C and Advisor Class shares will be calculated in the same manner at the same time on the same day and will be in the same amount, except that the higher distribution services applicable to Class B and C shares, and any incremental transfer agency costs relating to Class B and Class C shares, will be borne exclusively by the class to which they relate.

         The Fund intends for each taxable year to qualify to be taxed as a regulated investment company under the Code. Qualification as a regulated investment company under the Code requires, among other things, that (a) at least 90% of the Fund's annual gross income, without offset for losses from the sale or other disposition of securities, be derived from interest, payments with respect to securities loans, dividends and gains from the sale or other disposition of securities or options thereon and certain other qualifying income; and (b) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than government securities). In addition, in order to qualify to be taxed as a regulated investment company, the Fund must distribute to its shareholders as ordinary dividends at least 90% of its investment company taxable income earned in each year.

         The Fund intends to declare and distribute dividends in the amounts and at the times necessary to meet this requirement. The Fund also intends to declare and distribute dividends in the amounts and at the times necessary to avoid the application of the 4% Federal excise tax imposed on certain undistributed income of regulated investment companies. For federal income and excise tax purposes, dividends declared and payable to shareholders of record as of a date in October, November or December but actually paid during the following January will be treated as having been distributed by the Fund, and will be taxable to these shareholders, in the year declared, and not in the subsequent calendar year in which the shareholders actually receive the dividend.

         Dividends of the Fund's net ordinary income and distributions of any net realized short-term capital gain are taxable to shareholders as ordinary income. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gain, regardless of how long a shareholder has held shares in the Fund.

         In the case of corporate shareholders, a portion of the Fund's dividends may be eligible for the dividends-received deduction. The amount eligible for the deduction is limited to the amount of qualifying dividends received by the Fund. A corporation's dividends-received deduction generally will be disallowed unless the corporation holds shares in the Fund at least 46 days during the 90-day period beginning 45 days before the date on which the corporation becomes entitled to receive the dividend. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness.

         Any dividend or distribution received by a shareholder on shares of the Fund will have the effect of reducing the net asset value of such shares by the amount of such dividend or distribution. Furthermore, a dividend or distribution made shortly after the purchase of such shares by a shareholder, although in effect a return of capital to that particular shareholder, would be taxable to him as described above. Dividends are taxable in the manner discussed regardless of whether they are paid to the shareholder in cash or are reinvested in additional shares of the Fund.

         After the end of the taxable year, the Fund will notify shareholders of the federal income tax status of any distributions made by the Fund to shareholders during such year.

         Any gain or loss arising from a sale or redemption of Fund shares generally will be capital gain or loss except in the case of a dealer or a financial institution, and will be long-term capital gain or loss if such shareholder has held such shares for more than one year at the time of the sale or redemption; otherwise it will be short-term capital gain or loss. If a shareholder has held shares in the Fund for six months or less and during that period has received a distribution of net capital gain, any loss recognized by the shareholder on the sale of those shares during the six-month period will be treated as a long-term capital loss to the extent of the distribution. In determining the holding period of such shares for this purpose, any period during which a shareholder's risk of loss is offset by means of options, short sales or similar transactions is not counted.

         A dividend or capital gains distribution with respect to shares of the Fund held by a tax-deferred or qualified plan, such as an individual retirement account, 403(b)(7) retirement plan or corporate pension or profit-sharing plan, generally will not be taxable to the plan. Distributions from such plans will be taxable to individual participants under applicable tax rules without regard to the character of the income earned by the qualified plan.

         The Fund may be required to withhold United States federal income tax at the rate of 31% of all distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification numbers or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other types of shareholders specified in the Code are exempt from such backup withholding. Backup withholding is not an additional tax; any amounts so withheld may be credited against a shareholder's United States federal income tax liability or refunded.

         The foregoing discussion relates only to United States federal income tax law as it affects shareholders who are United States citizens or residents or United States corporations. The effects of federal income tax law on shareholders who are non-resident alien individuals or foreign corporations may be substantially different. Foreign investors should therefore consult their counsel for further information as to the United States tax consequences of receipt of income from the Fund.

         Certain listed options are considered "section 1256 contracts" for federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for federal income tax purposes as though sold for fair market value on the last business day of such taxable year. Gain or loss realized by the Fund on section 1256 contracts generally will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256.

         With respect to options traded over-the-counter or on certain foreign exchanges, gain or loss realized by the Fund upon the lapse or sale of such options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period with respect to such option. However, gain or loss realized upon the lapse or closing out of such options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or an option that the Fund has written is exercised, gain or loss on the option will not be separately recognized but the premium received or paid will be included in the calculation of gain or loss upon disposition of the property underlying the option.

         Any option or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle". In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses with respect to straddle positions by requiring, among other things, that (i) loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-section 1256 positions be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred. The Treasury Department is authorized to issue regulations providing for the proper treatment of a mixed straddle where at least one position is ordinary and at least one position is capital. No such regulations have yet been issued. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles. In general, the straddle rules described above do not apply to any straddles held by the Fund all of the offsetting positions of which consist of section 1256 contracts.

         Income received by the Fund also may be subject to state, local and foreign income taxes, including taxes withheld at the source. The United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

         It is the present policy of the Fund to distribute to shareholders all net investment income quarterly and to distribute net realized capital gains, if any, annually. The amount of any such distributions must necessarily depend upon the realization by the Fund of income and capital gains from investments.

________________________________________________________________

                   PORTFOLIO TRANSACTIONS
________________________________________________________________

         Subject to the general supervision of the Board of Directors of the Fund, the Adviser is responsible for the investment decisions and the placing of orders for portfolio transactions for the Fund. The Adviser determines the broker to be used in each specific transaction with the objective of negotiating a combination of the most favorable commission and the best price obtainable on each transaction (generally defined as best execution). When consistent with the objective of obtaining best execution, brokerage may be directed to persons or firms supplying investment information to the Adviser. There may be occasions where the transaction cost charged by a broker may be greater than that which another broker may charge if the Fund determines in good faith that the amount of such transaction cost is reasonable in relation to the value of the brokerage, research and statistical services provided by the executing broker.

         Neither the Fund nor the Adviser has entered into agreements or understandings with any brokers regarding the placement of securities transactions because of research services they provide. To the extent that such persons or firms supply investment information to the Adviser for use in rendering investment advice to the Fund, such information may be supplied at no cost to the Adviser and, therefore, may have the effect of reducing the expenses of the Adviser in rendering advice to the Fund. While it is impossible to place an actual dollar value on such investment information, its receipt by the Adviser probably does not reduce the overall expenses of the Adviser to any material extent.

         The investment information provided to the Adviser is of the type described in Section 28(e)(3) of the Securities Exchange Act of 1934 and is designed to augment the Adviser's own internal research and investment strategy capabilities. Research services furnished by brokers through which the Fund effects securities transactions are used by the Adviser in carrying out its investment management responsibilities with respect to all its client accounts.

         The Fund may deal in some instances in securities which are not listed on a national stock exchange but are traded in the over-the-counter market. The Fund may also purchase listed securities through the third market, i.e., from a dealer which is not a member of the exchange on which a security is listed.
Where transactions are executed in the over-the-counter market or third market, the Fund will seek to deal with the primary market makers; but when necessary in order to obtain the best price and execution, it will utilize the services of others. In all cases, the Fund will attempt to negotiate best execution.

         The extent to which commissions that will be charged by broker-dealers selected by the Fund may reflect an element of value for research cannot presently be determined. To the extent that research services of value are provided by broker-dealers with or through whom the Fund places portfolio transactions, the Adviser may be relieved of expenses which it might otherwise bear. Research services furnished by broker-dealers could be useful and of value to the Adviser in servicing its other clients as well as the Fund; but, on the other hand, certain research services obtained by the Adviser as a result of the placement of portfolio brokerage of other clients could be useful and of value to it in serving the Fund. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best execution, the Fund may consider sales of shares of the Fund or other investment companies managed by the Adviser as a factor in the selection of brokers to execute portfolio transactions for the Fund.

         The Fund may from time to time place orders for the purchase or sale of securities (including listed call options) with Donaldson, Lufkin & Jenrette Securities Corporation ("DLJ"), an affiliate of the Adviser, and with brokers which may have their transactions cleared or settled, or both, by the Pershing Division of DLJ. In such instances, the placement of orders with such brokers would be consistent with the Fund's objective of obtaining best execution and would not be dependent upon the fact that DLJ is an affiliate of the Adviser. With respect to orders placed with DLJ for execution on a national securities exchange, commissions received must conform to Section 17(e)(2)(A) of the 1940 Act and Rule 17e-1 thereunder, which permit an affiliated person of a registered investment company (such as the Fund), or any affiliated person of such person, to receive a brokerage commission from such registered investment company provided that such commission is reasonable and fair compared to the commissions received by other brokers in connection with comparable transactions involving similar securities during a comparable period of time.

         During the fiscal years ended October 31, 1998, 1997 and 1996, the Fund incurred brokerage commissions amounting in the aggregate to $3,594,269, $2,342,114 and $1,843,545. During the
fiscal years ended October 31, 1998, 1997 and 1996, brokerage commissions amounting in the aggregate to $3,115, $11,820 and $0, respectively, were paid to DLJ and brokerage commissions amounting in the aggregate to $3,500, $0 and $0, respectively, were paid to brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1998, the brokerage commissions paid to DLJ constituted .09% of the Fund's aggregate brokerage commissions and the brokerage commissions paid to brokers utilizing the Pershing Division of DLJ constituted .10% of the Fund's aggregate brokerage commissions. During the fiscal year ended October 31, 1998, of the Fund's aggregate dollar amount of brokerage transactions involving the payment of commissions, .06% were effected through DLJ and .17% were effected through brokers utilizing the Pershing Division of DLJ. During the fiscal year ended October 31, 1998, transactions in portfolio securities of the Fund aggregating $3,183,598,678 with associated brokerage commissions of approximately $1,273,301 were allocated to persons or firms supplying research services to the Fund or the Adviser.

________________________________________________________________

                       GENERAL INFORMATION
________________________________________________________________

Capitalization

         The Fund was organized as a corporation in Maryland in 1932 under the name "Dividend Shares, Inc." The authorized capital stock of the Fund consists of 3,000,000,000 shares of Class A common stock, 3,000,000,000 shares of Class B common stock, 3,000,000,000 shares of Class C common stock and 3,000,000,000 shares of Advisor Class common stock, each having $.01 par value.

         All shares of the Fund, when issued, are fully paid and non-assessable. The Directors are authorized to reclassify and issue any unissued shares to any number of additional series and classes without shareholder approval. Accordingly, the Directors in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class or series would be governed by the 1940 Act and the law of the State of Maryland. If shares of another series were issued in connection with the creation of a second portfolio, each share of either portfolio would normally be entitled to one vote for all purposes. Generally, shares of both portfolios would vote as a single series on matters, such as the election of Directors, that affected both portfolios in substantially the same manner. As to matters affecting each portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each portfolio would vote as a separate series. Procedures for calling a shareholders' meeting for the removal of Directors of the Fund, similar to those set forth in Section 16(c) of the 1940 Act will be available to shareholders of the Fund. The rights of the holders of shares of a series may not be modified except by the vote of a majority of the outstanding shares of such series.

         It is anticipated that annual shareholder meetings will not be held; shareholder meetings will be held only when required by federal or state law. Shareholders have available certain procedures for the removal of Directors.

         A shareholder will be entitled to share pro rata with other holders of the same class of shares all dividends and distributions arising from the Fund's assets and, upon redeeming shares, will receive the then current net asset value of the Fund represented by the redeemed shares less any applicable CDSC. The Fund is empowered to establish, without shareholder approval, additional portfolios, which may have different investment objectives and policies than those of the Fund, and additional classes of shares within the Fund. If an additional portfolio or class were established in the Fund, each share of the portfolio or class would normally be entitled to one vote for all purposes. Generally, shares of each portfolio and class would vote together as a single class on matters, such as the election of Directors, that affect each portfolio and class in substantially the same manner. Class A, B, C and Advisor Class shares have identical voting, dividend, liquidation and other rights, except that each class bears its own transfer agency expenses, each of Class A, Class B and Class C shares of the Fund bears its own distribution expenses and Class B shares and Advisor Class shares convert to Class A shares under certain circumstances. Each class of shares of the Fund votes separately with respect to the Fund's Rule 12b-1 distribution plan and other matters for which separate class voting is appropriate under applicable law. Shares are freely transferable, are entitled to dividends as determined by the Directors and, in liquidation of the Fund, are entitled to receive the net assets of the Fund.

         At January 8, 1999 there were 652,880,044 shares of common stock of the Fund outstanding including 319,025,836
Class A shares, 265,302,852 Class B shares, 60,659,169 Class C shares and 7,892,187 Advisor Class shares. To the knowledge of the Fund, the following persons owned of record or beneficially, 5% or more of a class of the outstanding shares of the Fund as of January 8, 1999:

                          No. of                                     % of
                          Shares       % of      % of      % of      Advisor
Name and Address          of Class     Class A   Class B   Class C   Class

Merrill Lynch             20,511,227   6.43%
4800 Deer Lake Dr.        42,691,676             16.15%
Jacksonville, Fl. 32246   12,656,054                        20.94%

Bank of New York
Equity League Pension Trust
1 Wall Street
New York, NY 10005-2502    1,400,284                                  18.25%

Bank of New York
Annuity Fund of
  Local No. 1
1 Wall Street
New York, NY 10005-2502      566,178                                   7.18%

Bank of New York
AFM and EPW Fund 9
1 Wall Street
New York, NY 10005-2502    2,626,529                                  33.29%

Amalg. Bank of New York
UFCW Local 50 Pension Plan
11-15 Union Square
New York, NY 10459-2792      514,093                                   6.52%

Trust for Profit Sharing
For Alliance Capital
  Employees
1345 Avenue of the Americas
New York, NY 10105           852,760                                  10.81%

Custodian

         State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian for the assets of the Fund but plays no part in deciding the purchase or sale of portfolio securities. Subject to the supervision of the Fund's Directors, State Street Bank and Trust Company may enter into sub-custodial agreements for the holding of the Fund's foreign securities.

Principal Underwriter

         Alliance Fund Distributors, Inc., 1345 Avenue of the Americas, New York, New York 10105, serves as the Fund's Principal Underwriter, and as such may solicit orders from the public to purchase shares of the Fund. Under the Distribution

Services Agreement, the Fund has agreed to indemnify the Principal Underwriter, in the absence of its willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations thereunder, against certain civil liabilities, including liabilities under the Securities Act.

Counsel

         Legal matters in connection with the issuance of the shares of Common Stock offered hereby are passed upon by Seward & Kissel, New York, New York. Seward & Kissel has relied upon the opinion of Venable, Baetjer and Howard, LLP, Baltimore, Maryland, for matters relating to Maryland law.

Independent Accountants

         PricewaterhouseCoopers LLP, New York, New York, has been appointed independent accountants for the Fund.

Performance Information

         From time to time, the Fund advertises its "yield," "actual distribution rate" and "total return." Computed separately for each class, the Fund's yield for any 30-day (or one month) period is computed by dividing the net investment income per share earned during such period by the maximum public offering price per share on the last day of the period, and then annualizing such 30-day (or one month) yield in accordance with a formula prescribed by the Commission which provides for compounding on a semi-annual basis. The Fund's "actual distribution rate," which may be advertised in items of sales literature, is computed in the same manner as yield except that-actual income dividends declared per share during the period in question is substituted for net investment income per share. Computed separately for each class, the Fund's "total return" is its average annual compounded total return for recent one-, five- and ten-year periods. The Fund's actual distribution rate is computed separately for Class A, Class B and Class C shares. The Fund's total return for such a period is computed by finding, through the use of a formula prescribed by the Commission, the average annual compounded rate of return over the period that would equate an assumed initial amount invested to the value of such investment at the end of the period. For purposes of computing total return, income dividends and capital gains distributions paid on shares of the Fund are assumed to have been reinvested when received and the maximum sales charge applicable to purchases of Fund shares is assumed to have been paid.

         The Fund's average total return is computed separately for Class A, Class B, Class C and Advisor Class shares. The average annual compounded total return based on net asset value for each class of shares for the one-, five- and ten-year periods ended October 31, 1998 (or since inception through that date, as noted) was as follows:

                Year Ended       5 Years Ended  10 Years Ended
                10/31/98           10/31/98        10/31/98

Class A         14.70%           18.04%         15.20%
Class B         14.07%           17.14%         14.55%*
Class C         14.07%           17.13%         17.02%*
Advisor Class   14.96%           23.52%*        N/A

* Inception dates: Class B shares - February 8, 1991, Class C shares - April 30, 1993 and Advisor Class shares - October 1,
1996.

         Advertisements quoting performance rankings of the Fund as measured by financial publications or independent organizations such as Lipper Analytical Services, Inc. and Morningstar, Inc. and advertisements presenting the historical performance of the Fund may also from time to time be sent to investors or placed in newspapers and magazines such as Barrons, Business Week, Changing Times, Forbes, Investor's Daily, Money Magazine, The New York Times and The Wall Street Journal or other media on behalf of the Fund.

Additional Information

         Any shareholder inquiries may be directed to the shareholder's broker or other financial adviser or to Alliance Fund Services, Inc. at the address or telephone number shown on the front cover of this Statement of Additional Information.
This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Commission. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the offices of the Commission in Washington, D.C.

________________________________________________________________

   REPORT OF INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS
________________________________________________________________

ALLIANCE GROWTH AND INCOME FUND

ANNUAL REPORT
OCTOBER 31, 1998

ALLIANCE CAPITAL



PORTFOLIO OF INVESTMENTS
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
COMMON & PREFERRED STOCKS-91.8%
FINANCE-17.7%
BANKING - MONEY CENTER-3.8%
Chase Manhattan Corp.                         1,311,000    $  74,481,188

BANKING-4.1%
Bank One Corp.                                  320,000       15,640,000
BankAmerica Corp.                             1,130,000       64,904,375
                                                             ------------
                                                              80,544,375

BROKERAGE & MONEY MANAGEMENT-0.5%
Merrill Lynch & Co., Inc.                       180,000       10,665,000

INSURANCE-3.8%
Citigroup, Inc.                               1,357,500       63,887,344
Travelers Property Casualty Corp. Cl.A          391,900       12,026,431
                                                             ------------
                                                              75,913,775

REAL ESTATE-1.5%
AvalonBay Communities, Inc.                     149,957        4,817,368
Crescent Real Estate Equities Co.               168,700        4,228,044
Equity Office Properties Trust                  207,700        4,984,800
MeriStar Hospitality Corp.                      500,000        9,250,000
Pacific Retail Trust Co. (a)                     40,000          441,600
Public Storage, Inc.                            205,600        5,486,950
                                                             ------------
                                                              29,208,762

MISCELLANEOUS-4.0%
Associates First Capital Corp. Cl.A             235,000       16,567,500
Household International, Inc.                   774,000       28,299,375
MBNA Corp.                                      765,000       17,451,563
PMI Group, Inc.                                 352,547       17,781,589
                                                             ------------
                                                              80,100,027
                                                             ------------
                                                             350,913,127

CONSUMER STAPLES-15.4%
BEVERAGES-0.6%
Coca-Cola Enterprises, Inc.                     340,000       12,261,250

COSMETICS-3.0%
Avon Products, Inc.                             960,000       38,100,000
Gillette Co.                                    480,000       21,570,000
                                                             ------------
                                                              59,670,000

FOOD-5.8%
Campbell Soup Co.                             1,372,500       73,171,406
Coca-Cola Co.                                   325,000       21,978,125
Tyson Foods, Inc. Cl.A                          800,000       18,400,000
                                                             ------------
                                                             113,549,531

HOUSEHOLD PRODUCTS-1.2%
Colgate-Palmolive Co.                           265,000       23,419,375

TOBACCO-4.8%
Philip Morris Cos., Inc.                      1,027,250       52,518,156
RJR Nabisco Holdings Corp.                    1,493,900       42,669,519
                                                             ------------
                                                              95,187,675
                                                             ------------
                                                             304,087,831

CONSUMER SERVICES-12.5%
AIRLINES-1.5%
Delta Air Lines, Inc.                           279,000       29,451,938

APPAREL-1.0%
Nautica Enterprises, Inc. (b)                   500,000       10,375,000
Tommy Hilfiger Corp. (b)                        205,000        9,519,688
                                                             ------------
                                                              19,894,688


6


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
BROADCASTING & CABLE-1.3%
A.H. Belo Corp. Series A                        988,700    $  17,981,981
AirTouch Communications, Inc.(b)                153,700        8,607,200
                                                             ------------
                                                              26,589,181

ENTERTAINMENT & LEISURE-4.5%
CSC Holdings, Inc. 8.5% Series I cumulative
  convertible pfd.                              595,000       43,583,750
Harley-Davidson, Inc.                           500,000       19,375,000
Mirage Resorts, Inc. (b)                        320,000        5,420,000
Royal Caribbean Cruises Ltd.7.25% pfd.          227,000       20,075,312
                                                             ------------
                                                              88,454,062

PRINTING & PUBLISHING-0.9%
Donnelley (R.R.) & Sons Co.                     420,000       18,112,500

RETAIL - GENERAL MERCHANDISE-2.4%
Dayton Hudson Corp.                             924,000       39,154,500
Federated Department Stores, Inc. (b)           234,037        8,995,797
                                                             ------------
                                                              48,150,297

MISCELLANEOUS-0.9%
MediaOne Group, Inc.                            320,000       17,240,000
                                                             ------------
                                                             247,892,666

TECHNOLOGY-10.1%
COMMUNICATION EQUIPMENT-0.9%
Northern Telecom, Ltd.                          138,300        5,920,969
PairGain Technologies, Inc. (b)                 259,300        2,131,122
Tellabs, Inc. (b)                               175,000        9,619,531
                                                             ------------
                                                              17,671,622

COMPUTER HARDWARE-1.0%
Compaq Computer Corp.                           616,000       19,481,000

COMPUTER SERVICES-0.9%
Electronic Data Systems Corp.                   440,300       17,914,706

COMPUTER SOFTWARE-1.0%
Oracle Corp. (a)                                690,000       20,398,125

NETWORKING SOFTWARE-1.5%
Ascend Communications, Inc. (b)                 440,000       21,216,250
Fore Systems, Inc. (b)                          570,000        8,924,063
                                                             ------------
                                                              30,140,313

SEMI-CONDUCTOR COMPONENTS-2.2%
Altera Corp. (b)                                740,200       30,787,694
Atmel Corp. (b)                               1,084,100       12,636,540
                                                             ------------
                                                              43,424,234

MISCELLANEOUS-2.6%
Sanmina Corp. (b)                               317,900       13,073,637
Solectron Corp. (b)                             663,000       37,956,750
                                                             ------------
                                                              51,030,387
                                                             ------------
                                                             200,060,387

UTILITIES-8.6%
ELECTRIC & GAS UTILITY-4.8%
CMS Energy Corp.                                455,000       20,048,438
Consolidated Edison, Inc.                       655,300       32,846,912
FPL Group, Inc.                                 678,000       42,417,375
                                                             ------------
                                                              95,312,725


7


PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------
TELEPHONE UTILITY-3.8%
AT&T Corp.                                      566,682    $  35,275,954
MCI WorldCom, Inc. (b)                          726,950       40,186,705
                                                             ------------
                                                              75,462,659
                                                             ------------
                                                             170,775,384

HEALTH CARE-8.3%
BIOTECHNOLOGY-0.6%
Centocor, Inc. (b)                              251,100       11,166,103

DRUGS-4.6%
Bristol-Myers Squibb Co.                        828,000       91,545,750

MEDICAL SERVICES-3.1%
PacifiCare Health Systems, Inc. Cl.B (b)        336,500       26,478,344
Tenet Healthcare Corp. (b)                    1,216,100       33,974,794
                                                             ------------
                                                              60,453,138
                                                             ------------
                                                             163,164,991

ENERGY-7.2%
DOMESTIC INTEGRATED-3.0%
USX-Marathon Group                            1,840,000       60,145,000

DOMESTIC PRODUCERS-1.6%
Apache Corp.                                    633,000       17,921,812
Murphy Oil Corp.                                242,000        9,997,625
Union Pacific Resources Group, Inc.             209,400        2,722,200
                                                             ------------
                                                              30,641,637

OIL SERVICE-2.1%
BJ Services Co. (b)                             193,000        3,944,438
Noble Drilling Corp. (b)                      1,435,000       24,664,062
Transocean Offshore, Inc.                       330,000       12,189,375
                                                             ------------
                                                              40,797,875

MISCELLANEOUS-0.5%
AES Corp. (b)                                   253,300      $10,369,469
                                                             ------------
                                                             141,953,981

CAPITAL GOODS-4.4%
MACHINERY-0.6%
Case Corp.                                      560,000       12,320,000

MISCELLANEOUS-3.8%
Allied-Signal, Inc.                             601,000       23,401,437
United Technologies Corp.                       542,100       51,635,025
                                                             ------------
                                                              75,036,462
                                                             ------------
                                                              87,356,462

MULTI INDUSTRY COMPANIES-4.0%
Honeywell, Inc.                                 255,000       20,368,125
Tyco International, Ltd.                        680,000       42,117,500
U.S. Industries, Inc.                         1,069,200       17,441,325
                                                             ------------
                                                              79,926,950

AEROSPACE & DEFENSE-1.5%
AEROSPACE-1.5%
General Dynamics Corp.                          499,000       29,534,563

TRANSPORTATION-1.2%
RAILROADS-1.2%
Canadian Pacific, Ltd. (b)                      165,000        3,733,125
Union Pacific Capital Trust
  6.25%, 4/01/28 convertible pfd. (d)           444,000       20,424,000
                                                             ------------
                                                              24,157,125

BASIC INDUSTRY-0.9%
CHEMICALS-0.9%
Dow Chemical Co.                                180,000       16,852,500
Total Common & Preferred Stocks
  (cost $1,642,006,153)                                    1,816,675,967


8


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________


                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)           VALUE
-------------------------------------------------------------------------
CONVERTIBLE BOND-0.7%
Genzyme Corp.5.25%, 6/01/05
  (cost $11,323,508)                           $ 10,900     $ 13,529,625

COMMERCIAL PAPER-6.4%
American Express Co.
  5.07%, 11/09/98                                11,000       10,987,607
  5.12%, 11/02/98                                15,000       14,997,866
  5.13%, 11/05/98                                14,000       13,992,020
Ford Motor Credit Corp.
  4.98%, 11/03/98                                10,000        9,997,233
  5.08%, 11/06/98                                10,000        9,992,944
  5.20%, 11/16/98                                 6,500        6,485,917
Merrill Lynch & Co., Inc.
  5.11%, 11/04/98                                10,000        9,995,742
Prudential Funding Corp.
  5.06%, 11/10/98                               $20,000       19,974,700
  5.08%, 11/12/98                                25,000       24,961,195
  5.13%, 11/13/98                                 6,100        6,089,569
Total Commercial Paper
  (amortized cost $127,474,793)                              127,474,793

TOTAL INVESTMENTS-98.9%
  (cost $1,780,804,454)                                   $1,957,680,385
Other assets less liabilities-1.1%                            21,288,022

NET ASSETS-100%                                           $1,978,968,407



(a)  Illiquid security, valued at fair market value (see Note A).

(b)  Non-income producing security.

(c)  Country of origin--Canada.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1998, this security amounted to $20,424,000 or 1.0% of net assets.

     Glossary:
     pfd. - Preferred Stock

     See notes to financial statements.


9


STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $1,780,804,454)    $ 1,957,680,385
  Cash                                                                 165,926
  Receivable for investment securities sold                         23,129,080
  Receivable for capital stock sold                                  7,743,175
  Dividends and interest receivable                                  2,848,934
  Total assets                                                   1,991,567,500

LIABILITIES
  Payable for investment securities purchased                        6,368,868
  Payable for capital stock redeemed                                 3,683,336
  Distribution fee payable                                             923,475
  Advisory fee payable                                                 724,349
  Accrued expenses and other liabilities                               899,065
  Total liabilities                                                 12,599,093

NET ASSETS                                                      $1,978,968,407
COMPOSITION OF NET ASSETS
  Capital stock, at par                                             $5,779,688
  Additional paid-in capital                                     1,592,730,697
  Accumulated net investment income                                    392,954
  Accumulated net realized gains on investment transactions        203,204,585
  Net unrealized appreciation of investments and other assets      176,860,483
                                                               $ 1,978,968,407

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share
    ($988,965,430 / 287,422,002 shares of capital stock
    issued and outstanding)                                              $3.44
  Sales charge--4.25% of public offering price                             .15
  Maximum offering price                                                 $3.59

  CLASS B SHARES
  Net asset value and offering price per share
    ($787,729,967 / 231,280,733 shares of capital stock
    issued and outstanding)                                              $3.41

  CLASS C SHARES
  Net asset value and offering price per share
    ($179,486,655 / 52,649,950 shares of capital stock
    issued and outstanding)                                              $3.41

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($22,786,355 / 6,616,123 shares of capital stock
    issued and outstanding)                                              $3.44


See notes to financial statements.


10


STATEMENT OF OPERATIONS
YEAR ENDED OCTOBER 31, 1998                     ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $40,011)                          $ 27,999,542
  Interest                                           3,758,980   $  31,758,522

EXPENSES
  Advisory fee                                       8,033,332
  Distribution fee - Class A                         2,047,708
  Distribution fee - Class B                         6,297,608
  Distribution fee - Class C                         1,443,727
  Transfer agency                                    2,661,058
  Registration                                         354,385
  Printing                                             342,092
  Custodian                                            251,237
  Administrative                                       124,000
  Audit and legal                                      114,974
  Taxes                                                112,275
  Directors' fees                                       29,000
  Miscellaneous                                         47,547
  Total expenses                                    21,858,943
  Less: expense offset arrangement (see Note B)       (190,428)
  Net expenses                                                      21,668,515
  Net investment income                                             10,090,007

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT TRANSACTIONS
  Net realized gain on investment transactions                     208,599,998
  Net change in unrealized appreciation of
    investments and other assets                                   (20,404,838)
  Net gain on investments                                          188,195,160

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $ 198,285,167


See notes to financial statements.


11


STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                               YEAR ENDED           YEAR ENDED
                                               OCTOBER 31,          OCTOBER 31,
                                                  1998                 1997
                                              ------------         ------------
INCREASE (DECREASE)IN NET ASSETS
FROM OPERATIONS
  Net investment income                    $   10,090,007       $   11,804,363
  Net realized gain on
    investment transactions                   208,599,998          187,140,969
  Net change in unrealized appreciation
    of investments and other assets           (20,404,838)          91,558,026
  Net increase in net assets
    from operations                           198,285,167          290,503,358

DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS FROM:
  Net investment income
    Class A                                   (11,056,910)         (10,304,349)
    Class B                                    (3,430,012)          (3,192,222)
    Class C                                      (790,836)            (778,427)
    Advisor Class                                 (59,998)             (26,635)
  Net realized gain on investments
    Class A                                  (104,156,500)         (69,814,848)
    Class B                                   (62,542,206)         (30,538,252)
    Class C                                   (14,674,879)          (7,901,806)
    Advisor Class                                (419,910)             (45,499)

CAPITAL STOCK TRANSACTIONS
  Net increase                                624,116,466          335,939,551
  Total increase                              625,270,382          503,840,871

NET ASSETS
  Beginning of year                         1,353,698,025          849,857,154
  End of year                              $1,978,968,407       $1,353,698,025


See notes to financial statements.


12


NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked prices on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked prices. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date the securities are purchased or sold. The Fund accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. INCOME AND EXPENSES
All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares and the Advisor Class shares have no distribution fees.

5. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal


13


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

tax basis treatment; temporary differences do not require such reclassification. During the current fiscal year, permanent differences, primarily due to a distribution reclass, resulted in a net increase in accumulated net investment income and additional paid in capital and a corresponding decrease in accumulated realized gains on investment transactions. This reclassification had no effect on net assets.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of .625% of the first $200 million, .50% of the next $200 million and .45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Pursuant to the advisory agreement, the Fund paid $124,000 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the year ended October 31, 1998.

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $1,804,891 for the year ended October 31, 1998.

In addition, for the year ended October 31, 1998, the Fund's expenses were reduced by $190,428 under an expense offset arrangement with Alliance Fund Services. Transfer Agency fees reported in the statement of operations excluse these credits.

Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $220,637 from the sale of Class A shares and $35,339, $790,434 and $48,382 contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended October 31, 1998.

Brokerage commissions paid on investment transactions for the year ended October 31, 1998 amounted to $3,594,269, of which $3,115 was paid to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to .30% of the Fund's average daily net assets attributable to Class A shares and 1% of the average daily net assets attributable to both Class B and Class C shares. There is no distribution fee on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $21,617,958 and $1,965,039 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $1,721,995,805 and $1,390,597,540, respectively, for the year ended October 31, 1998. There were purchases of $35,103,398 and sales of $35,901,935 of U.S. government and government agency obligations for the year ended October 31, 1998.

At October 31, 1998, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Gross unrealized


14


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

appreciation of investments was $262,985,752 and gross unrealized depreciation of investments was $86,109,821 resulting in net unrealized appreciation of $176,875,931. During the year ended October 31, 1998, the Fund utilized $1,445,718 of capital loss carryforward.

1. OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium received reduces the cost basis of the security or currency purchased by the Fund. The risk involved in writing an option is that, if the option was exercised the underlying security could then be purchased or sold by the Fund at a disadvantageous price.

For the year ended October 31, 1998, the Fund did not engage in any option transactions.


NOTE E: CAPITAL STOCK
There are 12,000,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                      YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                      OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                         1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           98,222,812    43,288,597   $ 334,903,712   $ 142,221,081
Shares issued in
  reinvestment of
  dividends and
  distributions       29,831,349    20,847,869      93,523,259      60,706,640
Shares converted
  from Class B         8,647,040     6,451,809      29,353,090      21,180,500
Shares redeemed      (75,720,075)  (28,296,289)   (257,505,502)    (90,979,316)
Net increase          60,981,126    42,291,986   $ 200,274,559   $ 133,128,905


15


NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                     YEAR ENDED     YEAR ENDED    YEAR ENDED      YEAR ENDED
                     OCTOBER 31,    OCTOBER 31,   OCTOBER 31,     OCTOBER 31,
                        1998           1997          1998            1997
                     ------------  ------------  --------------  --------------
CLASS B
Shares sold          121,143,305    66,784,549   $ 410,581,531   $ 213,984,586
Shares issued in
  reinvestment of
  dividends and
  distributions       19,847,882     9,723,395      61,492,874      28,200,000
Shares converted
  to Class A          (8,725,071)   (6,490,215)    (29,353,090)    (21,180,500)
Shares redeemed      (33,250,320)  (16,514,449)   (109,755,296)    (53,237,363)
Net increase          99,015,796    53,503,280   $ 332,966,019   $ 167,766,723

CLASS C
Shares sold           33,804,199    14,640,703   $ 114,565,500   $  46,769,033
Shares issued in
  reinvestment of
  dividends and
  distributions        4,670,589     2,362,593      14,469,664       6,851,659
Shares redeemed      (16,673,562)   (6,677,129)    (55,675,053)    (21,392,727)
Net increase          21,801,226    10,326,167   $  73,360,111   $  32,227,965

ADVISOR CLASS
Shares sold            7,117,703     2,631,151   $  22,635,129      $9,238,958
Shares issued in
  reinvestment of
  dividends and
  distributions          143,377        22,536         450,418          67,922
Shares redeemed       (1,567,478)   (1,760,224)     (5,569,770)     (6,490,922)
Net increase           5,693,602       893,463   $  17,515,777   $   2,815,958


NOTE F: BANK BORROWING
A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expense in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 1998.


16


FINANCIAL HIGHLIGHTS                            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS A
                                            -----------------------------------------------------------------
                                                                YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.48        $3.00        $2.71        $2.35        $2.61

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .03(a)       .04(a)       .05          .02          .06
Net realized and unrealized gain (loss)
  of investment transactions                     .43          .87          .50          .52         (.08)
Net increase (decrease) in net asset
  value from operations                          .46          .91          .55          .54         (.02)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.04)        (.05)        (.05)        (.06)        (.06)
Distributions from net realized gains           (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.50)        (.43)        (.26)        (.18)        (.24)
Net asset value, end of year                   $3.44        $3.48        $3.00        $2.71        $2.35

TOTAL RETURN
Total investment return based on net
  asset value (b)                              14.70%       33.28%       21.51%       24.21%        (.67)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $988,965     $787,566     $553,151     $458,158     $414,386
Ratio of expenses to average net assets          .93%(c)      .92%(c)      .97%        1.05%        1.03%
Ratio of net investment income to average
  net assets                                     .96%        1.39%        1.73%        1.88%        2.36%
Portfolio turnover rate                           89%          88%          88%         142%          68%


See footnote summary on page 20.


17


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS B
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.45        $2.99        $2.69        $2.34        $2.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .01(a)       .02(a)       .03          .01          .04
Net realized and unrealized gain (loss)
  of investment transactions                     .43          .85          .51          .49         (.08)
Net increase (decrease) in net asset
  value from operations                          .44          .87          .54          .50         (.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.03)        (.03)        (.03)        (.04)
Distributions from net realized gains           (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.48)        (.41)        (.24)        (.15)        (.22)
Net asset value, end of year                   $3.41        $3.45        $2.99        $2.69        $2.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                              14.07%       31.83%       21.20%       22.84%       (1.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $787,730     $456,399     $235,263     $136,758     $102,546
Ratio of expenses to average net assets         1.72%(c)     1.72%(c)     1.78%        1.86%        1.85%
Ratio of net investment income to average
  net assets                                     .17%         .56%         .91%        1.05%        1.56%
Portfolio turnover rate                           89%          88%          88%         142%          68%


See footnote summary on page 20.


18


                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH YEAR

                                                                        CLASS C
                                            -----------------------------------------------------------------
                                                                 YEAR ENDED OCTOBER 31,
                                            ---------------------------------------------------------------
                                                1998         1997         1996         1995         1994
                                            -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $3.45        $2.99        $2.70        $2.34        $2.60

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .01(a)       .02(a)       .03          .01          .04
Net realized and unrealized gain (loss)
  on investment transactions                     .43          .85          .50          .50         (.08)
Net increase (decrease) in net
  asset value from operations                    .44          .87          .53          .51         (.04)

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)        (.03)        (.03)        (.03)        (.04)
Distributions from net realized gains           (.46)        (.38)        (.21)        (.12)        (.18)
Total dividends and distributions               (.48)        (.41)        (.24)        (.15)        (.22)
Net asset value, end of period                 $3.41        $3.45        $2.99        $2.70        $2.34

TOTAL RETURN
Total investment return based on net
  asset value (b)                              14.07%       31.83%       20.72%       23.30%       (1.50)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $179,487     $106,526      $61,356      $35,835      $19,395
Ratio of expenses to average net assets         1.72%(c)     1.71%(c)     1.76%        1.84%        1.84%
Ratio of net investment income to average
  net assets                                     .18%         .58%         .93%        1.04%        1.61%
Portfolio turnover rate                           89%          88%          88%         142%          68%


See footnote summary on page 20.


19


FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                      ADVISOR CLASS
                                          ------------------------------------
                                                                   OCTOBER 2,
                                          YEAR ENDED OCTOBER 31,   1996(D) TO
                                         -----------------------   OCTOBER 31,
                                             1998         1997        1996
                                         ----------  -----------   ----------
Net asset value, beginning of period         $3.48        $3.00        $2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income                          .04(a)       .05(a)        -0-
Net realized and unrealized gain
  on investment transactions                   .43          .87          .03
Net increase in net asset value from
operations                                     .47          .92          .03

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income          (.05)        (.06)          -0-
Distributions from net realized gains         (.46)        (.38)          -0-
Total dividends and distributions             (.51)        (.44)          -0-
Net asset value, end of period               $3.44        $3.48        $3.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                            14.96%       33.61%        1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's omitted)                         $22,786       $3,207          $87
Ratio of expenses to average net assets       .76%(c)      .71%(c)      .37%(e)
Ratio of net investment income to average
  net assets                                 1.14%        1.42%        3.40%(e)
Portfolio turnover rate                        89%          88%          88%


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c) Ratios reflects expenses grossed up for expense offset arrangement with the transfer agent. For the year ended October 31, 1998 and October 31, 1997, the ratio of expenses to average net assets was .92%, 1.71%, 1.71% and .75% and
 .91%, 1.71%, 1.70% and .70% for Class A, B, C and Advisor Class shares, respectively.

(d)  Commencement of distribution.

(e)  Annualized.


20


REPORT OF INDEPENDENT ACCOUNTANTS               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
ALLIANCE GROWTH AND INCOME FUND, INC.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Alliance Growth and Income Fund, Inc. (the "Fund") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 15, 1998

________________________________________________________________

                           APPENDIX A:

                 CERTAIN EMPLOYEE BENEFIT PLANS
________________________________________________________________

         Employee benefit plans described below which are intended to be tax-qualified under section 401(a) of the Internal Revenue Code of 1986, as amended ("Tax Qualified Plans"), for which Merrill Lynch, Pierce, Fenner & Smith Incorporated or an affiliate thereof ("Merrill Lynch") is recordkeeper (or with respect to which recordkeeping services are provided pursuant to certain arrangements as described in paragraph (ii) below) ("Merrill Lynch Plans") are subject to specific requirements as to the Fund shares which they may purchase. Notwithstanding anything to the contrary contained elsewhere in this Statement of Additional Information, the following Merrill Lynch Plans are not eligible to purchase Class A shares and are eligible to purchase Class B shares of the Fund at net asset value without being subject to a contingent deferred sales charge:

(i) Plans for which Merrill Lynch is the recordkeeper on a daily valuation basis, if when the plan is established as an active plan on Merrill Lynch's recordkeeping system:

         (a) the plan is one which is not already investing in shares of mutual funds or interests in other commingled investment vehicles of which Merrill Lynch Asset Management, L.P. is investment adviser or manager ("MLAM Funds"), and either (A) the aggregate assets of the plan are less than $3 million or (B) the total of the sum of (x) the employees eligible to participate in the plan and
              (y) those persons, not including any such employees, for whom a plan account having a balance therein is maintained, is less than 500, each of
              (A) and (B) to be determined by Merrill Lynch in the normal course prior to the date the plan is established as an active plan on Merrill Lynch's recordkeeping system (an "Active Plan"); or

         (b) the plan is one which is already investing in shares of or interests in MLAM Funds and the assets of the plan have an aggregate value of less than $5 million, as determined by Merrill Lynch as of the date the plan becomes an Active Plan.

              For purposes of applying (a) and (b), there are to be aggregated all assets of any Tax-Qualified Plan maintained by the sponsor of the Merrill Lynch Plan (or any of the sponsor's affiliates) (determined to be such by Merrill Lynch) which are being invested in shares of or interests in MLAM Funds, Alliance Mutual Funds or other mutual funds made available pursuant to an agreement between Merrill Lynch and the principal underwriter thereof (or one of its affiliates) and which are being held in a Merrill Lynch account.

(ii) Plans for which the recordkeeper is not Merrill Lynch, but which are recordkept on a daily valuation basis by a recordkeeper with which Merrill Lynch has a subcontracting or other alliance arrangement for the performance of recordkeeping services, if the plan is determined by Merrill Lynch to be so eligible and the assets of the plan are less than $3 million.

         Class B shares of the Fund held by any of the above-described Merrill Lynch Plans are to be replaced at Merrill Lynch's direction through conversion, exchange or otherwise by Class A shares of the Fund on the earlier of the date that the value of the plan's aggregate assets first equals or exceeds $5 million or the date on which any Class B share of the Fund held by the plan would convert to a Class A share of the Fund as described under "Purchase of Shares" and "Redemption and Repurchase of Shares."

         Any Tax Qualified Plan, including any Merrill Lynch Plan, which does not purchase Class B shares of the Fund without being subject to a contingent deferred sales charge under the above criteria is eligible to purchase Class B shares subject to a contingent deferred sales charge as well as other classes of shares of the Fund as set forth above under "Purchase of Shares" and "Redemption and Repurchase of Shares."

                             PART C
                        OTHER INFORMATION

Item 23.  Exhibits

          (a) (1) Articles of Restatement of Articles of Incorporation dated March 28, 1991and filed April 1, 1991 - Incorporated by reference to
                    Exhibit 1 to Post-Effective Amendment No. 89 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 31, 1997.

               (2)  Articles Supplementary to Articles of
                    Incorporation of Registrant dated April 30,
                    1991 and filed May 2, 1991 - Incorporated by reference to Exhibit 1(b) to Post-Effective Amendment No. 91 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on October 30, 1998.

               (3) Certificate of Correction of Articles of Incorporation of Registrant dated April 20, 1993 and filed April 22, 1993 - Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 91 of Registrant's Registration Statement on
                    Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 30, 1998.

               (4)  Articles Supplementary to Articles of
                    Incorporation dated April 29, 1993 and filed
                    April 30, 1993 - Incorporated by reference to
                    Exhibit 1 to Post-Effective Amendment No. 89 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 31, 1997.

               (5)  Articles of Amendment to Articles of
                    Incorporation of Registrant dated April 29,
                    1993 and filed April 30, 1993 - Incorporated by reference to Exhibit 1(e) to Post-Effective Amendment No. 91 of Registrant's Registration Statement on
                    Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 30, 1998.

               (6)  Articles Supplementary to Articles of
                    Incorporation of Registrant dated
                    September 30, 1996 and filed October 1, 1996
                    - Incorporated by reference to Exhibit 1(f) to Post-Effective Amendment No. 91 of Registrant's Registration Statement on
                    Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 30, 1998.

               (7)  Articles of Amendment to Articles of
                    Incorporation of Registrant dated
                    September 9, 1997 and filed September 10,
                    1997 - Incorporated by reference to
                    Exhibit 1(g) to Post-Effective Amendment No.
                    91 of Registrant's Registration Statement on
                    Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 30, 1998.

               (8)  Articles Supplementary to Articles of
                    Incorporation of Registrant dated May 21,
                    1998 and filed July 6, 1998 - Incorporated by reference to Exhibit 1(h) to Post-Effective Amendment No. 91 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on October 30, 1998.

          (b)  Amended and Restated By-Laws dated July 18, 1989 -
               Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 90 of Registrant's
               Registration Statement on Form N-1A (File
               Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on January 30,
               1998.

          (c)  Not applicable.

          (d)  Investment Advisory Agreement between the
               Registrant and Alliance Capital Management L.P -
               Incorporated by reference to Exhibit 5 to Post-Effective Amendment No. 90 of Registrant's
               Registration Statement on Form N-1A (File
               Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on January 30,
               1998.

          (e) (1) Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 90 of Registrant's Registration Statement on
                    Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on January 30, 1998.

               (2)  Amendment to the Distribution Services
                    Agreement between the Registrant and Alliance Fund Distributors, Inc. - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 89 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on October 31, 1997.

               (3) Selected Dealer Agreement between Alliance Fund Distributors, Inc. and selected dealers offering shares of Registrant - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 89 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on October 31, 1997.

               (4) Selected Agent Agreement between Alliance Fund Distributors, Inc. and selected agents making available shares of Registrant - Incorporated by reference to Exhibit 6 to Post-Effective Amendment No. 89 of Registrant's Registration Statement on
                    Form N-1A (File Nos. 2-11023 and 811-00126)
                    filed with the Securities and Exchange
                    Commission on October 31, 1997.

          (f)  Not applicable.

          (g) Custodian Contract between the Registrant and State Street Bank and Trust Company - Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 90 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on January 30, 1998.

          (h) (1) Transfer Agency Agreement between the Registrant and Alliance Fund Services, Inc. - Incorporated by reference to Exhibit 9 to Post-Effective Amendment No. 90 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on January 30, 1998.

               (2)  Form of Expense Limitation Undertaking by
                    Alliance Capital Management L.P. - Filed herewith.

          (i)  Not applicable.

          (j)  Consent of Independent Auditors - Filed herewith.

          (k)  Not applicable.

          (l)  Not applicable.

          (m)  Rule 12b-1 Plan - See Exhibit (e)(2) hereto.

          (n)  Financial Data Schedule - Filed herewith.

          (o) Amended and Restated Plan Pursuant to Rule 18f-3 Plan - Incorporated by reference to Exhibit 18 to Post-Effective Amendment No. 88 of Registrant's Registration Statement on Form N-1A (File
               Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on February 3, 1997.

          Other Exhibits:

               Powers of Attorney for Ruth Block, John D. Carifa, David H. Dievler, John H. Dobkin, William D. Foulk, Jr., Dr. James M. Hester, Clifford L. Michel and Donald J. Robinson - Incorporated by reference to Other Exhibits to Post-Effective Amendment No. 91 of Registrant's Registration Statement on Form N-1A (File Nos. 2-11023 and 811-00126) filed with the Securities and Exchange Commission on October 30, 1998.


Item 24.  Persons Controlled by or under Common Control with
          Registrant

          None.


Item 25.  Indemnification

          It is the Registrant's policy to indemnify its directors and officers, employees and other agents to the maximum extent permitted by Section 2-418 of the

          General Corporation Law of the State of Maryland and as set forth in Article EIGHTH of Registrant's Articles of Restatement of Articles of Incorporation, filed as Exhibit (a), Section 11 of the Registrant's Amended By-laws filed as Exhibit (b) and Section 10 of the Distribution Services Agreement filed as
          Exhibit (e)(2), all as set forth below. The liability of the Registrant's directors and officers is dealt with in Article EIGHTH of Registrant's Articles of Restatement of Articles of Incorporation, and Section 11 of the Registrant's Amended By-laws, as set forth below. The Adviser's liability for any loss suffered by the Registrant or its shareholders is set forth in
          Section 4 of the Investment Advisory Agreement filed as Exhibit (d) in response to Item 23, as set forth below.

          Section 2-418 of the Maryland General Corporation Law reads as follows:

               "2-418  INDEMNIFICATION OF DIRECTORS, OFFICERS,
               EMPLOYEES AND AGENTS.--(a) In this section the following words have the meaning indicated.

                    (1)  "Director" means any person who is or
               was a director of a corporation and any person who, while a director of a corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (2)  "Corporation" includes any domestic or
               foreign predecessor entity of a corporation in a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

                    (3)  "Expenses" include attorney's fees.

                    (4)  "Official capacity" means the following:

                         (i)    When used with respect to a
               director, the office of director in the
               corporation; and

                         (ii)   When used with respect to a
               person other than a director as contemplated in subsection (j), the elective or appointive office in the corporation held by the officer, or the employment or agency relationship undertaken by the employee or agent in behalf of the corporation.

                         (iii)  "Official capacity" does not
               include service for any other foreign or domestic corporation or any partnership, joint venture, trust, other enterprise, or employee benefit plan.

                    (5)  "Party" includes a person who was, is,
               or is threatened to be made a named defendant or respondent in a proceeding.

                    (6)  "Proceeding" means any threatened,
               pending or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.

                    (b)(1)  A corporation may indemnify any
               director made a party to any proceeding by reason of service in that capacity unless it is established that:

                         (i)    The act or omission of the
               director was material to the matter giving rise to the proceeding; and

                    1.   Was committed in bad faith; or

                    2.   Was the result of active and deliberate
               dishonesty; or

                         (ii)   The director actually received an
               improper personal benefit in money, property, or services; or

                         (iii)  In the case of any criminal
               proceeding, the director had reasonable cause to believe that the act or omission was unlawful.

                    (2)  (i)    Indemnification may be against
               judgments, penalties, fines, settlements, and reasonable expenses actually incurred by the director in connection with the proceeding.

                         (ii)   However, if the proceeding was
               one by or in the right of the corporation, indemnification may not be made in respect of any proceeding in which the director shall have been adjudged to be liable to the corporation.

                    (3)  (i)    The termination of any proceeding
               by judgment, order or settlement does not create a presumption that the director did not meet the requisite standard of conduct set forth in this subsection.

                         (ii)   The termination of any proceeding
               by conviction, or a plea of nolo contendere or its equivalent, or an entry of an order of probation prior to judgment, creates a rebuttable presumption that the director did not meet that standard of conduct.

                    (c)  A director may not be indemnified under
               subsection (b) of this section in respect of any proceeding charging improper personal benefit to the director, whether or not involving action in the director's official capacity, in which the director was adjudged to be liable on the basis that personal benefit was improperly received.

                    (d)  Unless limited by the charter:

                    (1)  A director who has been successful, on
               the merits or otherwise, in the defense of any proceeding referred to in subsection (b) of this section shall be indemnified against reasonable expenses incurred by the director in connection with the proceeding.

                    (2) A court of appropriate jurisdiction upon application of a director and such notice as the court shall require, may order indemnification in the following circumstances:

                         (i)    If it determines a director is
               entitled to reimbursement under paragraph (1) of this subsection, the court shall order indemnification, in which case the director shall be entitled to recover the expenses of securing such reimbursement; or

                         (ii)   If it determines that the
               director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director has met the standards of conduct set forth in subsection
               (b) of this section or has been adjudged liable under the circumstances described in subsection
               (c) of this section, the court may order such indemnification as the court shall deem proper.

               However, indemnification with respect to any proceeding by or in the right of the corporation or in which liability shall have been adjudged in the circumstances described in subsection (c) shall be limited to expenses.

                    (3)  A court of appropriate jurisdiction may
               be the same court in which the proceeding involving the director's liability took place.

                    (e)(1)  Indemnification under subsection (b)
               of this section may not be made by the corporation unless authorized for a specific proceeding after a determination has been made that indemnification of the director is permissible in the circumstances because the director has met the standard of conduct set forth in subsection (b) of this section.

                    (2)  Such determination shall be made:

                         (i)    By the board of directors by a
               majority vote of a quorum consisting of directors not, at the time, parties to the proceeding, or, if such a quorum cannot be obtained, then by a majority vote of a committee of the board consisting solely of two or more directors not, at the time, parties to such proceeding and who were duly designated to act in the matter by a majority vote of the full board in which the designated directors who are parties may participate;

                         (ii)   By special legal counsel selected
               by the board or a committee of the board by vote as set forth in subparagraph (1) of this paragraph, or, if the requisite quorum of the full board cannot be obtained therefor and the committee cannot be established, by a majority vote of the full board in which director who are parties may participate; or

                         (iii)  By the stockholders.

                    (3)  Authorization of indemnification and
               determination as to reasonableness of expenses shall be made in the same manner as the determination that indemnification is permissible. However, if the determination that indemnification is permissible is made by special legal counsel, authorization of indemnification and determination as to reasonableness of expenses shall be made in the manner specified in subparagraph (ii) of paragraph (2) of this subsection for selection of such counsel.

                    (4) Shares held by directors who are parties to the proceeding may not be voted on the subject matter under this subsection.

                    (f)(1)  Reasonable expenses incurred by a
               director who is a party to a proceeding may be paid or reimbursed by the corporation in advance of the final disposition of the proceeding, upon receipt by the corporation of:

                         (i)    A written affirmation by the
               director of the director's good faith belief that the standard of conduct necessary for indemnification by the corporation as authorized in this section has been met; and

                         (ii)   A written undertaking by or on
               behalf of the director to repay the amount if it shall ultimately be determined that the standard of conduct has not been met.

                    (2)  The undertaking required by subparagraph
               (ii) of paragraph (1) of this subsection shall be an unlimited general obligation of the director but need not be secured and may be accepted without reference to financial ability to make the repayment.

                    (3)  Payments under this subsection shall be
               made as provided by the charter, bylaws, or contract or as specified in subsection (e) of this section.

                    (g)  The indemnification and advancement of
               expenses provided or authorized by this section may not be deemed exclusive of any other rights, by indemnification or otherwise, to which a director may be entitled under the charter, the bylaws, a resolution of stockholders or directors, an agreement or otherwise, both as to action in an official capacity and as to action in another capacity while holding such office.

                    (h)  This section does not limit the
               corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when the director has not been made a named defendant or respondent in the proceeding.

                    (i)  For purposes of this section:

                    (1)  The corporation shall be deemed to have
               requested a director to serve an employee benefit plan where the performance of the director's duties to the corporation also imposes duties on, or otherwise involves services by, the director to the plan or participants or beneficiaries of the plan:

                    (2) Excise taxes assessed on a director with respect to an employee benefit plan pursuant to applicable law shall be deemed fines; and

                    (3)  Action taken or omitted by the director
               with respect to an employee benefit plan in the performance of the director's duties for a purpose reasonably believed by the director to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

                    (j)  Unless limited by the charter:

                    (1)  An officer of the corporation shall be
               indemnified as and to the extent provided in subsection (d) of this section for a director and shall be entitled, to the same extent as a director, to seek indemnification pursuant to the provisions of subsection (d);

                    (2)  A corporation may indemnify and advance
               expenses to an officer, employee, or agent of the corporation to the same extent that it may indemnify directors under this section; and

                    (3)  A corporation, in addition, may
               indemnify and advance expenses to an officer, employee, or agent who is not a director to such further extent, consistent with law, as may be provided by its charter, bylaws, general or specific action of its board of directors or contract.

                    (k)(1)  A corporation may purchase and
               maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or who, while a director, officer, employee, or agent of the corporation, is or was serving at the request, of the corporation as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan against any liability asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the corporation would have the power to indemnify against liability under the provisions of this section.

                    (2)  A corporation may provide similar
               protection, including a trust fund, letter of credit, or surety bond, not inconsistent with this section.

                    (3)  The insurance or similar protection may
               be provided by a subsidiary or an affiliate of the corporation.

                    (l)  Any indemnification of, or advance of
               expenses to, a director in accordance with this section, if arising out of a proceeding by or in the right of the corporation, shall be reported in writing to the stockholders with the notice of the next stockholders' meeting or prior to the meeting."

Article SEVENTH of the Registrant's Articles of Restatement of
Articles of Incorporation reads as follows:

                    "(8)(d)  Nothing herein contained shall
               protect or purport to protect any director or officer of the Corporation against any liability to the Corporation or its stockholders to which he would otherwise be subject by reason of wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                    "(11)  A director or officer of the
               Corporation shall not be liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director or officer, except to the extent such exemption from liability or limitation thereof is not permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter be amended. No amendment, modification or repeal of this Article SEVENTH shall adversely affect any right or protection of a director or officer that exists at the time of such amendment, modification or repeal."

The Investment Advisory Agreement between Registrant and Alliance Capital Management L.P. provides that Alliance Capital Management L.P. will not be liable under such agreements for any mistake of judgment or in any event whatsoever except for lack of good faith and that nothing therein will be deemed to protect, or purport to protect, Alliance Capital Management L.P. against any liability to Registrant or its security holders to which it would otherwise be subject by reason of wilful misfeasance, bad faith or gross negligence in the performance of its duties thereunder, or by reason of reckless disregard of its obligations and duties thereunder.

    The Distribution Services Agreement between the Registrant and Alliance Fund Distributors, Inc. provides that the Registrant will indemnify, defend and hold Alliance Fund Distributors, Inc., and any person who controls it within the meaning of Section 15 of the Investment Company Act of 1940, free and harmless from and against any and all claims, demands, liabilities and expenses which Alliance Fund Distributors, Inc. or any controlling person may incur arising out of or based upon any alleged untrue statement of a material fact contained in Registrant's Registration Statement, Prospectus or Statement of Additional Information or arising out of, or based upon any alleged omission to state a material fact required to be stated in any one of the foregoing or necessary to make the statements in any one of the foregoing not misleading provided that in no event will anything therein contained by so construed as to protect Alliance Fund Distributors, Inc. against any liability to the Registrant or its security holders to which it would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties thereunder.

The foregoing summaries are qualified by the entire text of Registrant's Articles of Restatement of Articles of
Incorporation, the Investment Advisory Agreement between
Registrant and Alliance Capital Management L.P. and the
Distribution Services Agreement between Registrant and Alliance
Fund Distributors, Inc.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the ("Securities Act") may be permitted to directors, officer and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the

Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

In accordance with Release No. IC-11330 (September 2, 1980), the Registrant will indemnify its directors, officers, investment adviser and principal underwriters only if (1) a final decision on the merits was issued by the court or other body before whom the proceeding was brought that the person to be indemnified (the "indemnitee") was not liable by reason or willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office ("disabling conduct") or
(2) a reasonable determination is made, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of the directors who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors"), or (b) an independent legal counsel in a written opinion. The Registrant will advance attorneys fees or other expenses incurred by its directors, officers, investment adviser or principal underwriters in defending a proceeding, upon the undertaking by or on behalf of the indemnitee to repay the advance unless it is ultimately determined that he is entitled to indemnification and, as a condition to the advance, (1) the indemnitee shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of disinterested, non-party directors of the Registrant, or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the indemnitee ultimately will be found entitled to indemnification.

Section 11 of the Registrant's Amended By-laws reads as follows:

    "Section 11. Indemnification of Directors and Officers. The Corporation shall indemnify to the fullest extent permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter be amended, any person made or threatened to be made a party to any action, suit or proceeding, whether criminal, civil, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director or officer of the Corporation or serves or served at the request of the Corporation any other enterprise as a director or officer. To the fullest extent permitted by law (including the Investment Company Act of 1940) as currently in effect or as the same may hereafter go amended, expenses incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of any undertaking of such person to repay such expenses if it shall ultimately be determined that such person is not entitled to be indemnified by the Corporation. The rights provided to any person by this Section 11, shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as a director or officer as provided above. No amendment of this Section 11 shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment. For purposes of this Section 11, the term "Corporation" shall include any predecessor of the Corporation and any constituent corporation (including any constituent of a constituent) absorbed by the Corporation in a consolidation or merger; the term "other enterprise" shall include any corporation, partnership, joint venture, trust or employee benefit plan; service "at the request of the Corporation" shall include service as a director or officer of the Corporation which imposes duties on, or involves services by, such director or officer with respect to an employee benefit plan, its participants or beneficiaries; any excise taxes assessed on a person with respect to an employee benefit plan shall be deemed to be indemnifiable expenses; and action by a person with respect to any employee benefit plan which such person reasonably believes to be in the interest of the participants and beneficiaries of such plan shall be deemed to be action not opposed to the best interests of the Corporation."

    The Registrant participates in a joint directors and officers liability insurance policy issued by the ICI Mutual Insurance Company. Coverage under this policy has been extended to directors, trustees and officers of the investment companies managed by Alliance Capital Management L.P. Under this policy, outside trustees and directors are covered up to the limits specified for any claim against them for acts committed in their capacities as trustee or director. A pro rata share of the premium for this coverage is charged to each investment company and to the Adviser.

Item 26.  Business and Other Connections of Investment Adviser.

    The descriptions of Alliance Capital Management L.P. under the captions "Management of the Fund" in the Prospectus and in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated by reference herein.

    The information as to the directors and executive officers of Alliance Capital Management Corporation, the general partner of Alliance Capital Management L.P., set forth in Alliance Capital Management L.P.'s Form ADV filed with the Securities and Exchange Commission on April 21, 1988 (File
    No. 801-32361) and amended through the date hereof, is incorporated by reference.


ITEM 27.  Principal Underwriters.

    (a) Alliance Fund Distributors, Inc., the Registrant's Principal Underwriter in connection with the sale of shares of the Registrant. Alliance Fund Distributors, Inc. also acts as Principal Underwriter or Distributor for the following investment companies:

          AFD Exchange Reserves
          Alliance All-Asia Investment Fund, Inc.
          Alliance Balanced Shares, Inc.
          Alliance Bond Fund, Inc.
          Alliance Capital Reserves
          Alliance Global Dollar Government Fund, Inc.
          Alliance Global Environment Fund, Inc.
          Alliance Global Small Cap Fund, Inc.
          Alliance Global Strategic Income Trust, Inc.
          Alliance Government Reserves
          Alliance Greater China '97 Fund, Inc.
          Alliance Growth and Income Fund, Inc.
          Alliance High Yield Fund, Inc.
          Alliance Institutional Funds, Inc.
          Alliance Institutional Reserves, Inc.
          Alliance International Fund
          Alliance International Premier Growth Fund, Inc.
          Alliance Limited Maturity Government Fund, Inc.
          Alliance Money Market Fund
          Alliance Mortgage Securities Income Fund, Inc.
          Alliance Multi-Market Strategy Trust, Inc.
          Alliance Municipal Income Fund, Inc.
          Alliance Municipal Income Fund II
          Alliance Municipal Trust
          Alliance New Europe Fund, Inc.
          Alliance North American Government Income Trust, Inc.

          Alliance Premier Growth Fund, Inc.
          Alliance Quasar Fund, Inc.
          Alliance Real Estate Investment Fund, Inc.
          Alliance Select Investor Series, Inc.
          Alliance Technology Fund, Inc.
          Alliance Utility Income Fund, Inc.
          Alliance Variable Products Series Fund, Inc.
          Alliance Worldwide Privatization Fund, Inc.
          The Alliance Fund, Inc.
          The Alliance Portfolios

    (b) The following are the Directors and Officers of Alliance Fund Distributors, Inc., the principal place of business of which is 1345 Avenue of the Americas, New York, New York, 10105.

                            POSITIONS AND           POSITIONS AND
                            OFFICES WITH            OFFICES WITH
    NAME                    UNDERWRITER             REGISTRANT

Michael J. Laughlin         Director and Chairman

John D. Carifa              Director

Robert L. Errico            Director and President

Geoffrey L. Hyde            Director and Senior
                            Vice President

Dave H. Williams            Director

David Conine                Executive Vice President

Richard K. Saccullo         Executive Vice President

Edmund P. Bergan, Jr.       Senior Vice President,  Secretary
                            General Counsel and
                            Secretary

Richard A. Davies           Senior Vice President
                            and Managing Director

Robert H. Joseph, Jr.       Senior Vice President
                            and Chief Financial Officer

Anne S. Drennan             Senior Vice President
                            and Treasurer

Karen J. Bullot             Senior Vice President

James S. Comforti           Senior Vice President

James L. Cronin             Senior Vice President

Daniel J. Dart              Senior Vice President

Byron M. Davis              Senior Vice President

Mark J. Dunbar              Senior Vice President

Donald N. Fritts            Senior Vice President

Bradley F. Hanson           Senior Vice President

Richard E. Khaleel          Senior Vice President

Stephen R. Laut             Senior Vice President

Susan L. Matteson-King      Senior Vice President

Daniel D. McGinley          Senior Vice President

Antonios G. Poleondakis     Senior Vice President

Robert E. Powers            Senior Vice President

Kevin A. Rowell             Senior Vice President

Raymond S. Sclafani         Senior Vice President

Gregory K. Shannahan        Senior Vice President

Joseph F. Sumanski          Senior Vice President

Peter J. Szabo              Senior Vice President

William C. White            Senior Vice President

Nicholas K. Willett         Senior Vice President

Richard A. Winge            Senior Vice President

Gerard J. Friscia           Vice President and
                            Controller

Ricardo Arreola             Vice President

Jamie A. Atkinson           Vice President

Benji A. Baer               Vice President

Kenneth F. Barkoff          Vice President

Casimir F. Bolanowski       Vice President

Michael E. Brannan          Vice President

Timothy W. Call             Vice President

Kevin T. Cannon             Vice President

John R. Carl                Vice President

William W. Collins, Jr.     Vice President

Leo H. Cook                 Vice President

John W. Cronin              Vice President

Richard W. Dabney           Vice President

Stephen J. Demetrovits      Vice President

John F. Dolan               Vice President

John C. Endahl              Vice President

Sohaila S. Farsheed         Vice President

Shawn C. Gage               Vice President

Joseph C. Gallagher         Vice President

Andrew L. Gangolf           Vice President and      Assistant
                             Assistant General      Secretary
                             Counsel

Alex G. Garcia              Vice President

Mark D. Gersten             Vice President          Treasurer and
                                                    Chief
                                                    Financial
                                                    Officer

John Grambone               Vice President

Charles M. Greenberg        Vice President

Alan Halfenger              Vice President

William B. Hanigan          Vice President

Michael S. Hart             Vice President

Scott F. Heyer              Vice President

Timothy A. Hill             Vice President

George R. Hrabovsky         Vice President

Valerie J. Hugo             Vice President

Michael J. Hutten           Vice President

Scott Hutton                Vice President

Richard D. Keppler          Vice President

Donna M. Lamback            Vice President

P. Dean Lampe               Vice President

Henry Michael Lesmeister    Vice President

James M. Liptrot            Vice President

James P. Luisi              Vice President

Jerry W. Lynn               Vice President

Christopher J. MacDonald    Vice President

Michael F. Mahoney          Vice President

Shawn P. McClain            Vice President

Jeffrey P. Mellas           Vice President

Thomas F. Monnerat          Vice President

Timothy S. Mulloy           Vice President

Joanna D. Murray            Vice President

Nicole Nolan-Koester        Vice President

John C. O'Connell           Vice President

John J. O'Connor            Vice President

James J. Posch              Vice President

Domenick Pugliese           Vice President and      Assistant
                            Assistant General       Secretary
                            Counsel

Bruce W. Reitz              Vice President

Karen C. Satterberg         Vice President

John P. Schmidt             Vice President

Robert C. Schultz           Vice President

Richard J. Sidell           Vice President

Clara Sierra                Vice President

Teris A. Sinclair           Vice President

Scott C. Sipple             Vice President

Martine H. Stansbery, Jr.   Vice President

Andrew D. Strauss           Vice President

Michael J. Tobin            Vice President

Joseph T. Tocyloski         Vice President

David R. Turnbough          Vice President

Martha D. Volcker           Vice President

Patrick E. Walsh            Vice President

Mark E. Westmoreland        Vice President

David E. Willis             Vice President

Emilie D. Wrapp             Vice President and      Assistant
                            Assistant General       Secretary
                            Counsel

Patrick Look                Assistant Vice
                            President and
                            Assistant Treasurer

Michael W. Alexander        Assistant Vice
                            President

Richard J. Appaluccio       Assistant Vice
                            President

Charles M. Barrett          Assistant Vice
                            President

Robert F. Brendli           Assistant Vice
                            President

John M. Capeci              Assistant Vice
                            President

Maria L. Carreras           Assistant Vice
                            President

John P. Chase               Assistant Vice
                            President

Jean A. Coomber             Assistant Vice
                            President

Russell R. Corby            Assistant Vice
                            President

Terri J. Daly               Assistant Vice
                            President

Ralph A. DiMeglio           Assistant Vice
                            President

Faith C. Deutsch            Assistant Vice
                            President

John E. English             Assistant Vice
                            President

Duff C. Ferguson            Assistant Vice
                            President

Theresa Iosca               Assistant Vice
                            President

Erik A. Jorgensen           Assistant Vice
                            President

Eric G. Kalender            Assistant Vice
                            President

Edward W. Kelly             Assistant Vice
                            President

Victor Kopelakis            Assistant Vice
                            President

Michael Laino               Assistant Vice
                            President

Nicholas J. Lapi            Assistant Vice
                            President

Kristine J. Luisi           Assistant Vice
                            President

Kathryn Austin Masters      Assistant Vice
                            President

Richard F. Meier            Assistant Vice
                            President

Richard J. Olszewski        Assistant Vice
                            President

Catherine N. Peterson       Assistant Vice
                            President

Rizwan A. Raja              Assistant Vice
                            President

Carol H. Rappa              Assistant Vice
                            President

Mark V. Spina               Assistant Vice
                            President

Gayle S. Stamer             Assistant Vice
                            President

Eileen Stauber              Assistant Vice
                            President

Vincent T. Strangio         Assistant Vice
                            President

Margaret M. Tompkins        Assistant Vice
                            President

Marie R. Vogel              Assistant Vice
                            President

Wesley S. Williams          Assistant Vice
                            President

Matthew Witschel            Assistant Vice
                            President

Christopher J. Zingaro      Assistant Vice
                            President

Mark R. Manley              Assistant Secretary

    (c)   Not Applicable.


Item 28.  Location of Accounts and Records.

    The accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained as follows: journals, ledgers, securities records and other original records are maintained principally at the offices of Alliance Fund Services, Inc., 500 Plaza Drive, Secaucus, N.J. 07094, and at the offices of State Street Bank and Trust Company, the Registrant's Custodian, 225 Franklin Street, Boston, Massachusetts 02110. All other records so required to be maintained are maintained at the offices of Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, New York 10105.


Item 29.  Management Services.

    Not applicable.


Item 30.  Undertakings.

The Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest report to Shareholders, upon request and without charge.

The Registrant undertakes to provide assistance to shareholders in communications concerning the removal of any Director of the Fund in accordance with Section 16 of the Investment Company Act of 1940.

                           SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on the 29th day of January, 1999.

                        ALLIANCE GROWTH AND INCOME FUND, INC.


                        By /s/ John D. Carifa
                           _________________________________
                               John D. Carifa
                               Chairman and President



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                        Title          Date

(1)  Principal Executive
     Officer

     /s/John D. Carifa           Chairman       January 29, 1999
     __________________________  and President
        John D. Carifa

(2)  Principal Financial and
     Accounting Officer

     /s/ Mark D. Gersten         Treasurer      January 29, 1999
     __________________________
         Mark D. Gersten

(3)  All of the Directors

     Ruth Block
     John D. Carifa
     David H. Dievler
     John H. Dobkin
     William H. Foulk, Jr.
     James M. Hester
     Clifford L. Michel
     Donald J. Robinson

     By /s/ Edmund P. Bergan, Jr.               January 29, 1999
        ________________________
        (Attorney-in-fact)
        Edmund P. Bergan, Jr.

                        Index to Exhibits


Exhibit No.   Description of Exhibits                     Page

(h)(2)        Form of Expense Limitation Undertaking
(j)           Consent of Independent Auditors
(n)           Financial Data Schedule













































                              C-26
00250050.AV1